UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

This report on Form N-CSR relates solely to the Registrant’s VIP Asset Manager Growth Portfolio, VIP Asset Manager Portfolio, VIP Bond Index Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investment Grade Bond Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	22.83%	6.67%	8.48%
Service Class	22.72%	6.57%	8.37%
Service Class 2	22.49%	6.40%	8.18%
Investor Class	22.70%	6.58%	8.39%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager: Growth Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,559	VIP Asset Manager: Growth Portfolio - Initial Class
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs. Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market. The U.S. equity bellwether S&P 500® index soared 31.49% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also shined. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%). Commodities lagged equities, along with most other asset classes, as reflected in the 7.69% result of the Bloomberg Commodity Index Total Return. U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Elsewhere, credit-sensitive high-yield/emerging-markets debt gained about 14%, according to Bloomberg Barclays, while TIPS rose 8% for the year.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 22% to 23%, outpacing the 21.86% gain of the Fidelity Asset Manager 70% Composite Index℠. Strong security selection across the board – including U.S. and international stocks, as well as investment-grade bonds – fueled performance versus the Composite benchmark. In contrast, overall asset class positioning detracted from relative performance in 2019. The fund's domestic equity portfolio outperformed its benchmark, led by broadly positive security selection, most notably among health care and information technology stocks. The international developed-markets (DM) and emerging-markets (EM) portfolios topped their respective benchmarks by sizable margins, adding value across most sectors. Within DM, picks in Japan contributed the most, followed by the U.K. and Germany. In EM, investment choices in China led the way by a sizable margin, although picks in South Africa, India and South Korea also helped meaningfully. As for investment-grade bonds, both sector positioning and security selection enabled that portfolio to outpace its benchmark this past year. In particular, security selection, along with a large overweighting in corporate bonds issued by banks, provided a major boost to relative performance. The fund’s overall equity allocation strategy detracted, however, mostly due to positioning in the month of May. At that time, we had a moderate overweighting in U.S. stocks when markets around the world fell amid escalating trade tension between the U.S. and China. Lastly, the fund's fixed-income positioning aided relative performance this period, largely driven by underweight exposure to investment-grade bonds and cash.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of December 31, 2019

% of fund's net assets
Apple, Inc.	2.4
Microsoft Corp.	2.4
Alphabet, Inc. Class A	1.2
Amazon.com, Inc.	1.0
Facebook, Inc. Class A	0.7
Capital One Financial Corp.	0.7
Roche Holding AG (participation certificate)	0.7
Adobe, Inc.	0.6
UnitedHealth Group, Inc.	0.6
Boston Scientific Corp.	0.5
10.8

Top Market Sectors as of December 31, 2019

(stocks only)	% of fund's net assets
Information Technology	13.3
Financials	10.9
Health Care	8.9
Industrials	7.0
Consumer Discretionary	7.0
Communication Services	5.6
Investment Companies	5.2
Consumer Staples	4.8
Real Estate	3.7
Energy	2.9

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Stock Class and Equity Futures	74.7%
Bonds	21.4%
Short-Term Class	3.9%

 * Foreign investments - 24.8%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.55% 3/12/20 to 4/2/20 (a)
(Cost $318,822)	320,000	318,831
	Shares	Value

Fixed-Income Funds - 22.5%
Fidelity Emerging Markets Debt Central Fund (b)	215,347	$2,032,872
Fidelity Floating Rate Central Fund (b)	10,335	1,049,184
Fidelity High Income Central Fund (b)	9,541	1,073,011
Fidelity Inflation-Protected Bond Index Central Fund (b)	103,074	10,554,824
Fidelity International Credit Central Fund (b)	20,605	2,086,650
Fidelity VIP Investment Grade Central Fund (b)	295,240	32,122,153
iShares 20+ Year Treasury Bond ETF	16,044	2,173,641
TOTAL FIXED-INCOME FUNDS
(Cost $48,548,749)		51,092,335

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.58% (c)	3,471,672	3,472,366
Fidelity Money Market Central Fund 1.91% (c)	153,971	153,986
TOTAL MONEY MARKET FUNDS
(Cost $3,626,338)		3,626,352

Equity Funds - 75.5%
Domestic Equity Funds - 51.0%
Fidelity Communication Services Central Fund (b)	43,441	9,416,277
Fidelity Consumer Discretionary Central Fund (b)	31,088	10,863,056
Fidelity Consumer Staples Central Fund (b)	33,282	7,130,400
Fidelity Energy Central Fund (b)	43,941	4,513,193
Fidelity Financials Central Fund (b)	186,593	20,166,947
Fidelity Health Care Central Fund (b)	34,287	16,864,575
Fidelity Industrials Central Fund (b)	34,905	10,435,241
Fidelity Information Technology Central Fund (b)	59,564	27,161,288
Fidelity Materials Central Fund (b)	12,440	2,523,399
Fidelity Real Estate Equity Central Fund (b)	25,897	3,141,098
Fidelity Utilities Central Fund (b)	18,424	3,644,535

TOTAL DOMESTIC EQUITY FUNDS		115,860,009

International Equity Funds - 24.5%
Fidelity Emerging Markets Equity Central Fund (b)	75,029	17,660,309
Fidelity International Equity Central Fund (b)	308,477	26,155,752
iShares Core MSCI EAFE ETF	146,699	9,570,645
iShares MSCI Japan ETF	39,597	2,345,726

TOTAL INTERNATIONAL EQUITY FUNDS		55,732,432

TOTAL EQUITY FUNDS
(Cost $142,551,109)		171,592,441
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $195,045,018)		226,629,959
NET OTHER ASSETS (LIABILITIES) - 0.3%		778,352
NET ASSETS - 100%		$227,408,311

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	35	March 2020	$5,654,425	$5,050	$5,050
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	72	March 2020	4,032,720	(23,489)	(23,489)
TOTAL FUTURES CONTRACTS					$(18,439)

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,525.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,999
Fidelity Commodity Strategy Central Fund	16,832
Fidelity Communication Services Central Fund	343,319
Fidelity Consumer Discretionary Central Fund	358,592
Fidelity Consumer Staples Central Fund	188,864
Fidelity Emerging Markets Debt Central Fund	98,667
Fidelity Emerging Markets Equity Central Fund	446,101
Fidelity Energy Central Fund	120,087
Fidelity Financials Central Fund	828,714
Fidelity Floating Rate Central Fund	93,070
Fidelity Health Care Central Fund	258,696
Fidelity High Income Central Fund	84,105
Fidelity High Income Central Fund 1	84,351
Fidelity Industrials Central Fund	169,904
Fidelity Inflation-Protected Bond Index Central Fund	167,073
Fidelity Information Technology Central Fund	786,361
Fidelity International Credit Central Fund	111,264
Fidelity International Equity Central Fund	780,605
Fidelity Materials Central Fund	52,461
Fidelity Money Market Central Fund	3,659
Fidelity Real Estate Equity Central Fund	58,627
Fidelity Securities Lending Cash Central Fund	1,901
Fidelity Utilities Central Fund	217,800
Fidelity VIP Investment Grade Central Fund	1,047,167
Total	$6,416,219

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,369,730	$42,092	$1,473,640	$(158,203)	$220,021	$--	0.0%
Fidelity Communication Services Central Fund	7,214,391	1,232,276	1,143,991	33,097	2,080,504	9,416,277	0.5%
Fidelity Consumer Discretionary Central Fund	9,362,394	735,422	1,327,499	174,647	1,918,092	10,863,056	0.5%
Fidelity Consumer Staples Central Fund	5,886,298	423,249	826,992	(41,941)	1,689,786	7,130,400	0.5%
Fidelity Emerging Markets Debt Central Fund	1,020,915	1,148,357	154,798	(1,797)	20,195	2,032,872	0.1%
Fidelity Emerging Markets Equity Central Fund	6,442,240	10,841,395	2,014,103	(3,637)	2,394,414	17,660,309	0.9%
Fidelity Energy Central Fund	4,467,763	289,940	603,352	(100,736)	459,578	4,513,193	0.5%
Fidelity Financials Central Fund	17,255,789	1,508,872	2,695,517	23,866	4,073,937	20,166,947	0.6%
Fidelity Floating Rate Central Fund	2,090,602	137,630	1,244,769	24,416	41,305	1,049,184	0.1%
Fidelity Health Care Central Fund	14,253,091	786,538	1,870,791	122,018	3,573,719	16,864,575	0.5%
Fidelity High Income Central Fund	--	102,044	3,105,705	277,581	39,909	1,073,011	0.0%
Fidelity High Income Central Fund 1	3,842,872	135,317	150,860	1,539	(69,686)	--	0.0%
Fidelity Industrials Central Fund	8,748,390	535,101	1,288,609	14,280	2,426,079	10,435,241	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,470,174	6,967,549	4,241,590	22,085	336,606	10,554,824	0.7%
Fidelity Information Technology Central Fund	19,976,403	1,603,382	3,159,252	293,882	8,446,873	27,161,288	0.5%
Fidelity International Credit Central Fund	1,311,077	857,226	169,268	1,324	86,291	2,086,650	0.7%
Fidelity International Equity Central Fund	24,536,329	1,627,299	5,381,587	137,153	5,236,558	26,155,752	1.0%
Fidelity Materials Central Fund	2,453,816	160,938	381,745	(34,946)	325,336	2,523,399	0.5%
Fidelity Real Estate Equity Central Fund	872,167	2,208,052	182,367	3,310	239,936	3,141,098	0.3%
Fidelity Utilities Central Fund	3,217,606	337,255	421,711	18,180	493,205	3,644,535	0.6%
Fidelity VIP Investment Grade Central Fund	29,673,651	8,672,231	8,166,192	38,896	1,903,567	32,122,153	0.5%
Total	$171,465,698	$40,352,165	$40,004,338	$845,014	$35,936,225	$208,594,764

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$318,831	$--	$318,831	$--
Fixed-Income Funds	51,092,335	51,092,335	--	--
Money Market Funds	3,626,352	3,626,352	--	--
Equity Funds	171,592,441	171,592,441	--	--
Total Investments in Securities:	$226,629,959	$226,311,128	$318,831	$--
Derivative Instruments:
Assets
Futures Contracts	$5,050	$5,050	$--	$--
Total Assets	$5,050	$5,050	$--	$--
Liabilities
Futures Contracts	$(23,489)	$(23,489)	$--	$--
Total Liabilities	$(23,489)	$(23,489)	$--	$--
Total Derivative Instruments:	$(18,439)	$(18,439)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,050	$(23,489)
Total Equity Risk	5,050	(23,489)
Total Value of Derivatives	$5,050	$(23,489)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	9.5%
AAA,AA,A	1.7%
BBB	4.7%
BB	1.0%
B	0.9%
CCC,CC,C	0.2%
D	0.1%
Not Rated	4.6%
Equities	74.4%
Short-Term Investments and Net Other Assets	2.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.2%
United Kingdom	2.7%
Cayman Islands	2.2%
Switzerland	1.8%
Japan	1.7%
France	1.7%
Netherlands	1.5%
Germany	1.5%
Korea (South)	1.3%
Others (Individually Less Than 1%)	10.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,581,506)	$14,408,843
Fidelity Central Funds (cost $181,463,512)	212,221,116
Total Investment in Securities (cost $195,045,018)		$226,629,959
Receivable for investments sold		965,606
Receivable for fund shares sold		2,778
Dividends receivable		1,810
Distributions receivable from Fidelity Central Funds		868
Receivable for daily variation margin on futures contracts		20,722
Prepaid expenses		283
Total assets		227,622,026
Liabilities
Payable to custodian bank	$27,383
Payable for investments purchased	266
Payable for fund shares redeemed	21,575
Accrued management fee	99,529
Audit fee payable	33,981
Transfer agent fee payable	20,067
Distribution and service plan fees payable	902
Other affiliated payables	9,179
Other payables and accrued expenses	833
Total liabilities		213,715
Net Assets		$227,408,311
Net Assets consist of:
Paid in capital		$193,315,960
Total accumulated earnings (loss)		34,092,351
Net Assets		$227,408,311
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($99,971,295 ÷ 5,206,678 shares)		$19.20
Service Class:
Net Asset Value, offering price and redemption price per share ($3,008,515 ÷ 158,049 shares)		$19.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,199,448 ÷ 169,168 shares)		$18.91
Investor Class:
Net Asset Value, offering price and redemption price per share ($121,229,053 ÷ 6,355,716 shares)		$19.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$443,885
Interest		7,309
Income from Fidelity Central Funds (including $1,901 from security lending)		4,418,589
Total income		4,869,783
Expenses
Management fee	$1,155,320
Transfer agent fees	229,751
Distribution and service plan fees	10,685
Accounting and security lending fees	106,146
Custodian fees and expenses	4,760
Independent trustees' fees and expenses	849
Audit	58,359
Legal	4,467
Miscellaneous	1,280
Total expenses before reductions	1,571,617
Expense reductions	(2,350)
Total expenses after reductions		1,569,267
Net investment income (loss)		3,300,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,070,873
Fidelity Central Funds	849,186
Foreign currency transactions	(27)
Futures contracts	(767,887)
Capital gain distributions from Fidelity Central Funds	1,997,630
Total net realized gain (loss)		3,149,775
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,479,474
Fidelity Central Funds	35,936,237
Assets and liabilities in foreign currencies	(25)
Futures contracts	(18,115)
Total change in net unrealized appreciation (depreciation)		37,397,571
Net gain (loss)		40,547,346
Net increase (decrease) in net assets resulting from operations		$43,847,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,300,516	$3,061,347
Net realized gain (loss)	3,149,775	11,605,392
Change in net unrealized appreciation (depreciation)	37,397,571	(31,282,713)
Net increase (decrease) in net assets resulting from operations	43,847,862	(16,615,974)
Distributions to shareholders	(14,862,647)	(11,946,072)
Share transactions - net increase (decrease)	(588,981)	(2,518,429)
Total increase (decrease) in net assets	28,396,234	(31,080,475)
Net Assets
Beginning of period	199,012,077	230,092,552
End of period	$227,408,311	$199,012,077

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.76	$19.21	$18.81	$18.90	$19.15
Income from Investment Operations
Net investment income (loss)A	.28	.26	.25	.24	.27
Net realized and unrealized gain (loss)	3.42	(1.69)	2.97	.20	(.27)
Total from investment operations	3.70	(1.43)	3.22	.44	–
Distributions from net investment income	(.29)	(.28)	(.24)	(.26)	(.24)
Distributions from net realized gain	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(1.26)	(1.02)	(2.82)	(.53)B	(.25)
Net asset value, end of period	$19.20	$16.76	$19.21	$18.81	$18.90
Total ReturnC,D	22.83%	(7.65)%	18.73%	2.52%	.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%	.68%	.69%	.71%	.70%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.71%	.70%
Expenses net of all reductions	.68%	.68%	.69%	.70%	.69%
Net investment income (loss)	1.58%	1.40%	1.32%	1.31%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$99,971	$89,477	$106,903	$99,882	$108,324
Portfolio turnover rateG	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.63	$19.07	$18.68	$18.79	$19.03
Income from Investment Operations
Net investment income (loss)A	.26	.24	.23	.22	.25
Net realized and unrealized gain (loss)	3.39	(1.68)	2.96	.18	(.26)
Total from investment operations	3.65	(1.44)	3.19	.40	(.01)
Distributions from net investment income	(.27)	(.26)	(.22)	(.25)	(.22)
Distributions from net realized gain	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(1.24)	(1.00)	(2.80)	(.51)	(.23)
Net asset value, end of period	$19.04	$16.63	$19.07	$18.68	$18.79
Total ReturnB,C	22.72%	(7.75)%	18.70%	2.34%	(.03)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.78%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.78%	.78%	.79%	.81%	.80%
Expenses net of all reductions	.78%	.78%	.79%	.80%	.79%
Net investment income (loss)	1.48%	1.30%	1.22%	1.21%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,009	$2,621	$3,018	$2,698	$2,877
Portfolio turnover rateF	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.53	$18.95	$18.58	$18.70	$18.94
Income from Investment Operations
Net investment income (loss)A	.24	.21	.20	.19	.21
Net realized and unrealized gain (loss)	3.36	(1.67)	2.94	.18	(.25)
Total from investment operations	3.60	(1.46)	3.14	.37	(.04)
Distributions from net investment income	(.24)	(.22)	(.20)	(.23)	(.19)
Distributions from net realized gain	(.97)	(.74)	(2.57)	(.26)	(.01)
Total distributions	(1.22)B	(.96)	(2.77)	(.49)	(.20)
Net asset value, end of period	$18.91	$16.53	$18.95	$18.58	$18.70
Total ReturnC,D	22.49%	(7.88)%	18.49%	2.18%	(.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%	.93%	.94%	.96%	.96%
Expenses net of fee waivers, if any	.93%	.93%	.94%	.96%	.96%
Expenses net of all reductions	.93%	.93%	.94%	.95%	.95%
Net investment income (loss)	1.33%	1.15%	1.07%	1.06%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,199	$2,904	$3,755	$3,425	$3,533
Portfolio turnover rateG	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.22 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.973 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.66	$19.10	$18.71	$18.82	$19.06
Income from Investment Operations
Net investment income (loss)A	.27	.25	.23	.22	.25
Net realized and unrealized gain (loss)	3.39	(1.69)	2.97	.18	(.25)
Total from investment operations	3.66	(1.44)	3.20	.40	–
Distributions from net investment income	(.28)	(.26)	(.23)	(.25)	(.23)
Distributions from net realized gain	(.97)	(.74)	(2.58)	(.26)	(.01)
Total distributions	(1.25)	(1.00)	(2.81)	(.51)	(.24)
Net asset value, end of period	$19.07	$16.66	$19.10	$18.71	$18.82
Total ReturnB,C	22.70%	(7.72)%	18.68%	2.35%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.77%	.79%	.78%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.79%	.78%
Expenses net of all reductions	.76%	.76%	.77%	.79%	.77%
Net investment income (loss)	1.50%	1.32%	1.24%	1.23%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$121,229	$104,010	$116,417	$97,855	$106,942
Portfolio turnover rateF	35%	32%	29%	142%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005 to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.06%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,226,592
Gross unrealized depreciation	(1,364,018)
Net unrealized appreciation (depreciation)	$32,862,574
Tax Cost	$193,767,385

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$289,617
Undistributed long-term capital gain	$1,359,553
Net unrealized appreciation (depreciation) on securities and other investments	$32,862,577

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$3,696,617	$ 5,170,450
Long-term Capital Gains	11,166,030	6,775,622
Total	$14,862,647	$ 11,946,072

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $73,475,806 and $77,933,018, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,872
Service Class 2	7,813
$10,685

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$61,723
Service Class	1,856
Service Class 2	2,019
Investor Class	164,153
$229,751

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$108

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated portions of investments of the Fund. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments, including accrued interest, with a value of $5,291,161 and a non-taxable exchange of those investments, including accrued interest, for 28,806 shares of Fidelity Communication Services Central Fund. The Fund had a net realized gain of $140,418 on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund. Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $566 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $129. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $359 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $369.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,622.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$6,588,499	$5,474,519
Service Class	193,404	154,464
Service Class 2	211,636	182,137
Investor Class	7,869,108	6,134,952
Total	$14,862,647	$11,946,072

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	88,245	98,417	$1,585,026	$1,851,440
Reinvestment of distributions	372,512	310,740	6,588,499	5,474,519
Shares redeemed	(593,287)	(633,775)	(10,626,407)	(11,956,373)
Net increase (decrease)	(132,530)	(224,618)	$(2,452,882)	$(4,630,414)
Service Class
Shares sold	3,819	2,011	$67,537	$36,529
Reinvestment of distributions	11,036	8,837	193,404	154,464
Shares redeemed	(14,474)	(11,435)	(260,577)	(213,769)
Net increase (decrease)	381	(587)	$364	$(22,776)
Service Class 2
Shares sold	13,781	27,263	$243,776	$509,323
Reinvestment of distributions	12,188	10,440	211,636	182,137
Shares redeemed	(32,496)	(60,168)	(579,318)	(1,122,114)
Net increase (decrease)	(6,527)	(22,465)	$(123,906)	$(430,654)
Investor Class
Shares sold	344,490	588,689	$6,210,062	$11,085,014
Reinvestment of distributions	448,003	350,489	7,869,108	6,134,952
Shares redeemed	(680,860)	(789,657)	(12,091,727)	(14,654,551)
Net increase (decrease)	111,633	149,521	$1,987,443	$2,565,415

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager: Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.68%
Actual		$1,000.00	$1,078.70	$3.56
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Service Class	.78%
Actual		$1,000.00	$1,078.50	$4.09
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Service Class 2.93%
Actual		$1,000.00	$1,076.80	$4.87
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Investor Class	.76%
Actual		$1,000.00	$1,077.90	$3.98
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Asset Manager Growth Portfolio
Initial Class	02/14/20	02/14/20	$0.003	$0.139
Service Class	02/14/20	02/14/20	$0.002	$0.139
Service Class 2	02/14/20	02/14/20	$0.002	$0.139
Investor Class	02/14/20	02/14/20	$0.002	$0.139

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $1,382,571, or, if subsequently determined to be different, the net capital gain of such year.

A total of 5.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 35%; Service Class designates 37%; Service Class 2 designates 41%; and Investor Class designates 37% of the dividends distributed in December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Growth Portfolio
Initial Class	12/30/19	$0.1268	$0.0092
Service Class	12/30/19	$0.1204	$0.0092
Service Class 2	12/30/19	$0.1097	$0.0092
Investor Class	12/30/19	$0.1219	$0.0092

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VIPAMG-ANN-0220
1.540207.122

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

VIP Investment Grade Bond Portfolio
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity® VIP Investment Grade Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	9.67%	3.43%	4.19%
Service Class	9.58%	3.34%	4.09%
Service Class 2	9.40%	3.18%	3.93%
Investor Class	9.67%	3.39%	4.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Bond Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,076	VIP Investment Grade Bond Portfolio - Initial Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investment Grade Bond Portfolio

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a healthy return in 2019, driven by slower global economic growth, a maturing business cycle, trade-related uncertainty and the U.S. Federal Reserve’s dovish shift early in the year. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72% for the year. Market yields declined moderately early in 2019, partly because of weaker U.S. manufacturing activity. In January, the Fed pivoted by signaling that future rate policy largely would depend on economic data. Yields continued to decline in the spring, amid ongoing international trade tension. Yields then tumbled in July, when the Fed cut interest rates for the first time since 2008, citing signs of economic weakness in some market segments. The Fed followed with two additional rate cuts of 25 basis points each, in September and October, which dropped long-term yields to roughly a three-year low. Yields rebounded a bit by year-end, partly due to better-than-expected U.S. economic reports and comments from the Fed in October that seemingly set a high bar for additional accommodation. Within the Bloomberg Barclays index, yield-advantaged, credit-sensitive sectors led the way amid a supportive backdrop for riskier assets and resilient fundamentals. Corporate bonds exhibited broad strength (+14.54%), while government securities also fared well, especially long Treasuries (+14.83%).

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For the year, the fund's share classes posted gains in the range of 9.4% to 9.7%, outpacing, net of fees, the 8.72% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Nearly all of the fund's assets remained invested in Fidelity® VIP Investment Grade Central Fund, an investment-grade pool we manage. The fund also was invested in Fidelity® Specialized High Income Central Fund, as well as individual securities and cash equivalents. Across all of these fund investments, our shift early in 2019 toward bonds with more risk, including investment-grade credit and high-yield corporates, drove the fund's outperformance of the benchmark. Our positioning (industry allocation and security selection) also added value. Specifically, overweighting financials helped, as did good picks among real estate investment trusts. Turning to the industrials segment, owning certain consumer non-cyclical names and telecommunication services companies contributed. Elsewhere, investments in the bonds of Petroleos Mexicanos (PEMEX) and Petrobras helped on a relative basis. In contrast, the fund's duration and yield-curve positioning put the fund at a disadvantage versus the benchmark. In addition, not owning certain high-flying technology companies modestly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2019
U.S. Government and U.S. Government Agency Obligations	55.7%
AAA	2.4%
AA	1.2%
A	7.2%
BBB	24.9%
BB and Below	8.6%
Not Rated	1.1%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Corporate Bonds	38.5%
U.S. Government and U.S. Government Agency Obligations	55.7%
Asset-Backed Securities	2.8%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	1.0%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.1)%

 * Foreign investments – 10.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

VIP Investment Grade Bond Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.3%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,861,000	11,953,475
U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds 3% 2/15/49	20,895,000	23,545,288
U.S. Treasury Notes:
2% 11/15/26	$15,000,000	$15,155,949
2.125% 11/30/24	15,500,000	15,801,455
2.875% 8/15/28	35,000,000	37,697,144

TOTAL U.S. TREASURY OBLIGATIONS		92,199,836

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,317,409)		104,153,311
	Shares	Value

Fixed-Income Funds - 97.2%
Fidelity Specialized High Income Central Fund (a)	2,270,467	$231,564,896
Fidelity VIP Investment Grade Central Fund (a)(b)	38,829,134	4,224,609,743
TOTAL FIXED-INCOME FUNDS
(Cost $4,270,820,903)		4,456,174,639

Money Market Funds - 0.5%
Fidelity Cash Central Fund 1.58% (c)
(Cost $23,015,042)	23,010,811	23,015,413
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,391,153,354)		4,583,343,363
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,173,370
NET ASSETS - 100%		$4,585,516,733

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$622,863
Fidelity Specialized High Income Central Fund	13,999,699
Fidelity VIP Investment Grade Central Fund	126,867,981
Total	$141,490,543

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$150,693,137	$65,349,839	$--	$--	$15,521,920	$231,564,896	45.2%
Fidelity VIP Investment Grade Central Fund	3,661,529,582	450,667,981	117,900,000	(3,988,633)	234,300,813	4,224,609,743	70.3%
Total	$3,812,222,719	$516,017,820	$117,900,000	$(3,988,633)	$249,822,733	$4,456,174,639

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$104,153,311	$--	$104,153,311	$--
Fixed-Income Funds	4,456,174,639	4,456,174,639	--	--
Money Market Funds	23,015,413	23,015,413	--	--
Total Investments in Securities:	$4,583,343,363	$4,479,190,052	$104,153,311	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Cayman Islands	1.9%
Mexico	1.6%
United Kingdom	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $97,317,409)	$104,153,311
Fidelity Central Funds (cost $4,293,835,945)	4,479,190,052
Total Investment in Securities (cost $4,391,153,354)		$4,583,343,363
Receivable for fund shares sold		24,412,894
Interest receivable		725,408
Distributions receivable from Fidelity Central Funds		33,858
Prepaid expenses		5,506
Total assets		4,608,521,029
Liabilities
Payable for investments purchased	$17,999,999
Payable for fund shares redeemed	3,030,354
Accrued management fee	1,146,195
Distribution and service plan fees payable	402,008
Other affiliated payables	386,851
Other payables and accrued expenses	38,889
Total liabilities		23,004,296
Net Assets		$4,585,516,733
Net Assets consist of:
Paid in capital		$4,394,140,223
Total accumulated earnings (loss)		191,376,510
Net Assets		$4,585,516,733
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,146,767,418 ÷ 87,041,428 shares)		$13.17
Service Class:
Net Asset Value, offering price and redemption price per share ($582,182,255 ÷ 44,708,076 shares)		$13.02
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,698,901,517 ÷ 132,394,685 shares)		$12.83
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,157,665,543 ÷ 88,230,374 shares)		$13.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Interest		$2,552,547
Income from Fidelity Central Funds		138,598,551
Total income		141,151,098
Expenses
Management fee	$12,834,519
Transfer agent fees	3,220,454
Distribution and service plan fees	4,613,603
Accounting fees and expenses	1,140,452
Custodian fees and expenses	8,753
Independent trustees' fees and expenses	16,558
Audit	50,020
Legal	8,865
Miscellaneous	26,854
Total expenses before reductions	21,920,078
Expense reductions	(19,398)
Total expenses after reductions		21,900,680
Net investment income (loss)		119,250,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,147,023
Fidelity Central Funds	(4,042,168)
Capital gain distributions from Fidelity Central Funds	2,891,992
Total net realized gain (loss)		996,847
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,543,106
Fidelity Central Funds	249,822,721
Total change in net unrealized appreciation (depreciation)		256,365,827
Net gain (loss)		257,362,674
Net increase (decrease) in net assets resulting from operations		$376,613,092

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,250,418	$95,898,257
Net realized gain (loss)	996,847	(16,539,616)
Change in net unrealized appreciation (depreciation)	256,365,827	(109,569,089)
Net increase (decrease) in net assets resulting from operations	376,613,092	(30,210,448)
Distributions to shareholders	(116,450,620)	(120,424,344)
Share transactions - net increase (decrease)	458,358,146	(184,618,601)
Total increase (decrease) in net assets	718,520,618	(335,253,393)
Net Assets
Beginning of period	3,866,996,115	4,202,249,508
End of period	$4,585,516,733	$3,866,996,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$12.80	$12.64	$12.37	$12.79
Income from Investment Operations
Net investment income (loss)A	.382	.311	.325	.344	.345
Net realized and unrealized gain (loss)	.806	(.381)	.204	.240	(.419)
Total from investment operations	1.188	(.070)	.529	.584	(.074)
Distributions from net investment income	(.358)	(.313)	(.312)	(.308)	(.336)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.358)	(.390)	(.369)	(.314)	(.346)
Net asset value, end of period	$13.17	$12.34	$12.80	$12.64	$12.37
Total ReturnB,C	9.67%	(.53)%	4.22%	4.74%	(.60)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.41%	.41%	.42%
Expenses net of fee waivers, if any	.40%	.40%	.41%	.41%	.42%
Expenses net of all reductions	.40%	.40%	.41%	.41%	.42%
Net investment income (loss)	2.93%	2.49%	2.53%	2.67%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,146,767	$928,285	$1,069,371	$1,023,875	$1,052,893
Portfolio turnover rateF	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.66	$12.50	$12.24	$12.66
Income from Investment Operations
Net investment income (loss)A	.364	.295	.309	.328	.329
Net realized and unrealized gain (loss)	.800	(.377)	.207	.236	(.416)
Total from investment operations	1.164	(.082)	.516	.564	(.087)
Distributions from net investment income	(.344)	(.301)	(.299)	(.298)	(.323)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.344)	(.378)	(.356)	(.304)	(.333)
Net asset value, end of period	$13.02	$12.20	$12.66	$12.50	$12.24
Total ReturnB,C	9.58%	(.63)%	4.16%	4.63%	(.71)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	2.83%	2.39%	2.43%	2.57%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$582,182	$553,442	$587,652	$541,803	$520,000
Portfolio turnover rateF	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.49	$12.34	$12.09	$12.51
Income from Investment Operations
Net investment income (loss)A	.340	.272	.286	.304	.306
Net realized and unrealized gain (loss)	.787	(.372)	.203	.235	(.410)
Total from investment operations	1.127	(.100)	.489	.539	(.104)
Distributions from net investment income	(.327)	(.283)	(.282)	(.283)	(.306)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.327)	(.360)	(.339)	(.289)	(.316)
Net asset value, end of period	$12.83	$12.03	$12.49	$12.34	$12.09
Total ReturnB,C	9.40%	(.79)%	3.99%	4.48%	(.85)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.65%	.65%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.65%	.65%	.66%	.66%	.67%
Expenses net of all reductions	.65%	.65%	.66%	.66%	.67%
Net investment income (loss)	2.68%	2.24%	2.28%	2.42%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,698,902	$1,505,566	$1,514,502	$1,310,808	$1,186,855
Portfolio turnover rateF	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.75	$12.59	$12.32	$12.75
Income from Investment Operations
Net investment income (loss)A	.376	.305	.319	.338	.340
Net realized and unrealized gain (loss)	.808	(.380)	.206	.243	(.428)
Total from investment operations	1.184	(.075)	.525	.581	(.088)
Distributions from net investment income	(.354)	(.308)	(.308)	(.305)	(.332)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)
Total distributions	(.354)	(.385)	(.365)	(.311)	(.342)
Net asset value, end of period	$13.12	$12.29	$12.75	$12.59	$12.32
Total ReturnB,C	9.67%	(.57)%	4.20%	4.74%	(.71)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.43%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.43%	.44%	.44%	.45%	.45%
Net investment income (loss)	2.90%	2.46%	2.49%	2.63%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,157,666	$879,703	$1,030,725	$915,550	$792,855
Portfolio turnover rateF	5%	8%	6%	11%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$245,297,520
Gross unrealized depreciation	(1,692,349)
Net unrealized appreciation (depreciation)	$243,605,171
Tax Cost	$4,339,738,192

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,167,499
Capital loss carryforward	$(17,644,287)
Net unrealized appreciation (depreciation) on securities and other investments	$243,605,171

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,631,547)
Long-term	(16,012,740)
Total capital loss carryforward	$(17,644,287)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$ 116,450,620	$ 95,927,460
Long-term Capital Gains	–	24,496,884
Total	$116,450,620	$ 120,424,344

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $516,017,820 and $117,900,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$584,241
Service Class 2	4,029,362
$4,613,603

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$696,107
Service Class	397,284
Service Class 2	1,095,986
Investor Class	1,031,077
$3,220,454

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.03

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,754 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,398.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$29,643,012	$30,244,978
Service Class	15,321,484	17,030,044
Service Class 2	41,958,587	44,529,426
Investor Class	29,527,537	28,619,896
Total	$116,450,620	$120,424,344

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	24,096,083	11,083,174	$316,593,233	$138,630,179
Reinvestment of distributions	2,271,170	2,446,784	29,643,012	30,244,978
Shares redeemed	(14,546,872)	(21,859,101)	(189,162,526)	(272,805,561)
Net increase (decrease)	11,820,381	(8,329,143)	$157,073,719	$(103,930,404)
Service Class
Shares sold	9,918,527	8,812,788	$127,112,713	$108,723,787
Reinvestment of distributions	1,189,053	1,393,633	15,321,484	17,030,044
Shares redeemed	(11,767,385)	(11,266,987)	(151,792,577)	(139,229,053)
Net increase (decrease)	(659,805)	(1,060,566)	$(9,358,380)	$(13,475,222)
Service Class 2
Shares sold	18,822,189	16,374,257	$237,591,452	$200,205,468
Reinvestment of distributions	3,300,601	3,694,245	41,958,587	44,529,426
Shares redeemed	(14,893,908)	(16,197,128)	(187,283,764)	(196,947,640)
Net increase (decrease)	7,228,882	3,871,374	$92,266,275	$47,787,254
Investor Class
Shares sold	19,947,576	6,025,031	$260,600,681	$75,215,767
Reinvestment of distributions	2,271,254	2,324,570	29,527,537	28,619,896
Shares redeemed	(5,559,657)	(17,627,680)	(71,751,686)	(218,835,892)
Net increase (decrease)	16,659,173	(9,278,079)	$218,376,532	$(115,000,229)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 28% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

VIP Investment Grade Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Investment Grade Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

VIP Investment Grade Bond Portfolio

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.39%
Actual		$1,000.00	$1,026.90	$1.99
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Service Class	.49%
Actual		$1,000.00	$1,027.10	$2.50
Hypothetical-C		$1,000.00	$1,022.74	$2.50
Service Class 2.64%
Actual		$1,000.00	$1,026.40	$3.27
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Investor Class	.43%
Actual		$1,000.00	$1,027.60	$2.20
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

VIP Investment Grade Bond Portfolio

Distributions (Unaudited)

The Board of Trustees of VIP Investment Grade Bond Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investment Grade Bond Portfolio
Initial Class	02/07/20	02/07/20	$0.056	$0.004
Service Class	02/07/20	02/07/20	$0.054	$0.004
Service Class 2	02/07/20	02/07/20	$0.051	$0.004
Investor Class	02/07/20	02/07/20	$0.056	$0.004

A total of 20.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees and expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of December 31, 2019 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity VIP Investment Grade Central Fund	9.87%	3.78%	4.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® VIP Investment Grade Central Fund on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,636	Fidelity VIP Investment Grade Central Fund
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity® VIP Investment Grade Central Fund

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a healthy return in 2019, driven by slower global economic growth, a maturing business cycle, trade-related uncertainty and the U.S. Federal Reserve’s dovish shift early in the year. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72% for the year. Market yields declined moderately early in 2019, partly because of weaker U.S. manufacturing activity. In January, the Fed pivoted by signaling that future rate policy largely would depend on economic data. Yields continued to decline in the spring, amid ongoing international trade tension. Yields then tumbled in July, when the Fed cut interest rates for the first time since 2008, citing signs of economic weakness in some market segments. The Fed followed with two additional rate cuts of 25 basis points each, in September and October, which dropped long-term yields to roughly a three-year low. Yields rebounded a bit by year-end, partly due to better-than-expected U.S. economic reports and comments from the Fed in October that seemingly set a high bar for additional accommodation. Within the Bloomberg Barclays index, yield-advantaged, credit-sensitive sectors led the way amid a supportive backdrop for riskier assets and resilient fundamentals. Corporate bonds exhibited broad strength (+14.54%), while government securities also fared well, especially long Treasuries (+14.83%).

Comments from Co-Portfolio Managers Celso Munoz and Ford O'Neil:  For the year, the fund gained 9.87%, outpacing, net of fees, the 8.72% advance of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Our decision to add exposure to investment-grade corporate bonds in early 2019 helped to drive the fund's relative outperformance. Owning these securities boosted the fund's income and positioned shareholders to benefit as risker sector of the U.S. bond market rebounded strongly in 2019. Within the corporate segment, our positioning (industry allocation and security selection) added value. Specifically, overweighting financials helped, as did good picks among banks and real estate investment trusts (REITs). Within this group, Royal Bank of Scotland stood out to the upside. Among industrials, overweightings in certain consumer non-cyclical names, including Anheuser Busch InBev and Philip Morris, added value. Holding bonds of select telecommunications services companies was another plus, led by the strong performance of Charter Communications and Verizon Communications. Elsewhere, investments in the bonds of Petroleos Mexicanos (PEMEX) and Petrobras contributed. In contrast, the fund's duration and yield-curve positioning put the fund at a relative performance disadvantage. Also, not owning certain high-flying technology companies modestly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2019
U.S. Government and U.S. Government Agency Obligations	57.9%
AAA	2.6%
AA	1.2%
A	7.6%
BBB	26.6%
BB and Below	4.7%
Not Rated	1.3%
Short-Term Investments and Net Other Assets*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Corporate Bonds	36.7%
U.S. Government and U.S. Government Agency Obligations	57.9%
Asset-Backed Securities	3.0%
CMOs and Other Mortgage Related Securities	2.3%
Municipal Bonds	1.1%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments – 9.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,197,804
2.95% 7/15/26	12,000,000	12,220,665
3.6% 2/17/23	6,270,000	6,540,792
4.3% 2/15/30	2,799,000	3,109,603
4.45% 4/1/24	480,000	519,951
4.5% 3/9/48	13,000,000	14,342,721
4.75% 5/15/46	15,700,000	17,716,566
Verizon Communications, Inc.:
4.862% 8/21/46	3,398,000	4,205,473
5.012% 4/15/49	2,962,000	3,785,529
5.5% 3/16/47	7,027,000	9,513,220
		75,152,324
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,341,806
5.95% 4/1/41	1,407,000	1,932,006
		4,273,812
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,033,049
4.908% 7/23/25	3,860,000	4,248,922
5.375% 5/1/47	18,172,000	20,330,422
6.484% 10/23/45	2,744,000	3,421,988
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,184,860
4.6% 8/15/45	2,841,000	3,410,037
4.65% 7/15/42	2,539,000	3,046,646
Fox Corp.:
3.666% 1/25/22 (a)	721,000	744,308
4.03% 1/25/24 (a)	1,268,000	1,350,999
4.709% 1/25/29 (a)	1,835,000	2,089,875
5.476% 1/25/39 (a)	1,809,000	2,208,348
5.576% 1/25/49 (a)	1,201,000	1,525,508
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,533,010
4.5% 9/15/42	924,000	942,184
5.5% 9/1/41	1,700,000	1,894,467
5.875% 11/15/40	1,500,000	1,717,642
6.55% 5/1/37	20,209,000	24,739,825
7.3% 7/1/38	3,781,000	4,922,101
		91,344,191

TOTAL COMMUNICATION SERVICES		170,770,327

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.6%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,045,668
4.2% 3/1/21	5,411,000	5,527,370
4.25% 5/15/23	2,080,000	2,190,323
4.375% 9/25/21	15,702,000	16,267,154
		34,030,515
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,139,050
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,931,000	1,941,750
3% 11/19/24	4,395,000	4,413,542
		6,355,292

TOTAL CONSUMER DISCRETIONARY		43,524,857

CONSUMER STAPLES - 2.8%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,685,804
4.9% 2/1/46	11,511,000	13,557,128
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	6,701,244
5.45% 1/23/39	4,690,000	5,888,225
5.55% 1/23/49	10,715,000	13,880,288
5.8% 1/23/59 (Reg. S)	11,321,000	15,408,288
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,539,977
5% 5/1/42	13,093,000	14,279,494
		83,940,448
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,918,000	2,972,536
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,156,502
Tobacco - 1.4%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,256,436
4% 1/31/24	2,227,000	2,361,053
4.25% 8/9/42	5,531,000	5,519,756
4.5% 5/2/43	3,707,000	3,779,125
4.8% 2/14/29	5,504,000	6,127,141
5.375% 1/31/44	6,678,000	7,525,622
5.95% 2/14/49	3,700,000	4,473,486
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,944,137
4.25% 7/21/25 (a)	15,488,000	16,329,776
Reynolds American, Inc.:
3.25% 6/12/20	939,000	943,271
4% 6/12/22	3,228,000	3,358,546
4.45% 6/12/25	2,341,000	2,518,554
5.7% 8/15/35	1,215,000	1,409,637
5.85% 8/15/45	9,320,000	10,668,569
6.15% 9/15/43	4,000,000	4,688,243
7.25% 6/15/37	2,962,000	3,852,425
		82,755,777

TOTAL CONSUMER STAPLES		170,825,263

ENERGY - 5.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,580,943
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,631,155
4.85% 11/15/35	2,154,000	2,432,088
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,122,700
8.95% 4/1/45 (b)	2,104,000	883,680
		8,650,566
Oil, Gas & Consumable Fuels - 5.7%
Amerada Hess Corp.:
7.125% 3/15/33	1,003,000	1,266,574
7.3% 8/15/31	1,341,000	1,706,576
7.875% 10/1/29	4,387,000	5,732,619
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,166,266
5.85% 2/1/35	2,497,000	3,070,323
Cenovus Energy, Inc. 4.25% 4/15/27	6,400,000	6,773,250
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,393,893
4.5% 6/1/25	1,336,000	1,464,559
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,841,823
5.35% 3/15/20 (a)	3,724,000	3,742,620
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,810,848
5.6% 4/1/44	1,227,000	1,187,123
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,600,850
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,740,231
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,353,320
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,531,966
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,970,251
4.25% 12/1/26	1,773,000	1,950,569
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,244,551
4.25% 3/15/23	1,017,000	1,061,660
4.5% 4/15/24	1,262,000	1,342,510
4.95% 6/15/28	4,048,000	4,430,497
5.25% 4/15/29	2,052,000	2,302,859
5.8% 6/15/38	2,257,000	2,550,668
6% 6/15/48	1,470,000	1,710,570
6.25% 4/15/49	1,409,000	1,695,730
Enterprise Products Operating LP:
3.7% 2/15/26	4,800,000	5,105,493
3.75% 2/15/25	2,900,000	3,092,867
Hess Corp. 4.3% 4/1/27	870,000	927,739
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,752,535
6.55% 9/15/40	460,000	586,406
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,912,000
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,263,992
MPLX LP:
3 month U.S. LIBOR + 0.900% 2.785% 9/9/21 (b)(c)	1,583,000	1,587,845
3 month U.S. LIBOR + 1.100% 2.985% 9/9/22 (b)(c)	2,383,000	2,392,522
4.5% 7/15/23	1,975,000	2,097,619
4.8% 2/15/29	1,126,000	1,234,297
4.875% 12/1/24	2,736,000	2,971,973
5.5% 2/15/49	3,377,000	3,825,595
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,200,110
Occidental Petroleum Corp.:
2.6% 8/13/21	1,544,000	1,555,148
2.7% 8/15/22	1,364,000	1,377,851
2.9% 8/15/24	4,509,000	4,578,646
3.2% 8/15/26	607,000	614,163
3.5% 8/15/29	1,909,000	1,946,083
4.3% 8/15/39	278,000	282,785
4.4% 8/15/49	279,000	287,191
4.85% 3/15/21	1,620,000	1,668,492
5.55% 3/15/26	5,174,000	5,871,522
6.2% 3/15/40	1,700,000	2,038,172
6.45% 9/15/36	4,602,000	5,643,643
6.6% 3/15/46	5,708,000	7,337,867
7.5% 5/1/31	7,680,000	9,985,404
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	3,804,000	4,068,378
7.25% 3/17/44	24,245,000	29,404,639
Petroleos Mexicanos:
4.5% 1/23/26	6,809,000	6,767,465
5.625% 1/23/46	4,526,000	4,086,129
6.35% 2/12/48	16,930,000	16,392,156
6.49% 1/23/27 (a)	3,830,000	4,078,950
6.5% 3/13/27	4,830,000	5,117,264
6.5% 1/23/29	5,560,000	5,857,113
6.75% 9/21/47	12,105,000	12,210,919
6.84% 1/23/30 (a)	20,585,000	22,023,892
7.69% 1/23/50 (a)	16,210,000	17,761,459
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,322,000	1,301,186
3.6% 11/1/24	1,389,000	1,428,217
3.65% 6/1/22	2,155,000	2,210,519
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,153,778
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,301,255
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,462,794
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,250,510
4.55% 6/24/24	13,337,000	14,387,915
Western Gas Partners LP:
3.95% 6/1/25	868,000	875,786
4.5% 3/1/28	2,000,000	1,972,126
4.65% 7/1/26	9,056,000	9,264,533
4.75% 8/15/28	1,155,000	1,163,927
5.375% 6/1/21	6,322,000	6,521,166
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,620,076
3.9% 1/15/25	1,216,000	1,279,387
4% 11/15/21	2,221,000	2,282,677
4.3% 3/4/24	5,449,000	5,811,019
4.5% 11/15/23	1,751,000	1,873,866
		340,709,767

TOTAL ENERGY		349,360,333

FINANCIALS - 16.2%
Banks - 6.8%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,284,164
3.3% 1/11/23	4,342,000	4,487,969
3.419% 12/20/28 (b)	18,965,000	19,888,443
3.5% 4/19/26	5,024,000	5,337,896
3.864% 7/23/24 (b)	4,370,000	4,598,400
3.95% 4/21/25	4,125,000	4,398,579
4.2% 8/26/24	19,977,000	21,443,012
4.25% 10/22/26	4,261,000	4,643,474
4.45% 3/3/26	1,517,000	1,664,786
Barclays PLC:
3.25% 1/12/21	4,610,000	4,648,908
4.375% 1/12/26	6,221,000	6,720,546
5.088% 6/20/30 (b)	7,347,000	8,180,852
5.2% 5/12/26	6,222,000	6,805,269
Capital One NA 2.15% 9/6/22	3,839,000	3,844,940
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,158,895
3.352% 4/24/25 (b)	4,959,000	5,157,413
3.875% 3/26/25	9,500,000	10,040,768
4.05% 7/30/22	1,800,000	1,880,619
4.3% 11/20/26	1,733,000	1,884,936
4.45% 9/29/27	17,100,000	18,818,089
5.5% 9/13/25	5,524,000	6,310,287
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,065,414
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,615,000	2,626,735
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,672,780
3.75% 3/26/25	4,660,000	4,928,003
3.8% 9/15/22	7,240,000	7,533,999
3.8% 6/9/23	8,582,000	8,979,159
4.55% 4/17/26	2,575,000	2,856,043
Discover Bank:
4.2% 8/8/23	2,849,000	3,027,782
7% 4/15/20	2,309,000	2,339,975
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,012,433
8.25% 3/1/38	4,319,000	6,585,807
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,335,907
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,049,605
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,553,488
5.71% 1/15/26 (a)	9,864,000	10,666,795
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,266,232
3.797% 7/23/24 (b)	5,719,000	6,024,693
3.875% 9/10/24	43,751,000	46,803,878
4.125% 12/15/26	14,080,000	15,408,464
Rabobank Nederland 4.375% 8/4/25	7,451,000	8,077,942
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	22,235,653
6% 12/19/23	10,433,000	11,595,252
6.1% 6/10/23	13,369,000	14,710,676
6.125% 12/15/22	8,239,000	9,013,423
Synchrony Bank 3% 6/15/22	4,542,000	4,628,943
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,974,655
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,712,000	3,885,607
		409,057,588
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,786,410
4.25% 2/15/24	4,287,000	4,588,115
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,318,629
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	10,580,000	10,609,640
3.869% 1/12/29 (a)(b)	4,020,000	4,278,664
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,314,991
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,542,526
3.3% 11/16/22	9,310,000	9,401,321
5% 2/14/22	9,082,000	9,483,062
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,222,771
3.2% 2/23/23	7,150,000	7,347,938
3.691% 6/5/28 (b)	41,645,000	44,207,797
4.25% 10/21/25	2,269,000	2,461,868
6.75% 10/1/37	2,246,000	3,113,229
Intercontinental Exchange, Inc. 2.75% 12/1/20	1,628,000	1,638,924
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,500,388
4.875% 2/15/24	2,240,000	2,461,677
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,724,128
3.125% 7/27/26	21,964,000	22,654,805
3.625% 1/20/27	11,000,000	11,699,959
3.7% 10/23/24	3,281,000	3,483,421
3.737% 4/24/24 (b)	5,000,000	5,223,079
4.431% 1/23/30 (b)	4,395,000	4,964,385
4.875% 11/1/22	7,751,000	8,303,739
5% 11/24/25	14,636,000	16,473,021
5.75% 1/25/21	3,512,000	3,647,462
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,281,586
UBS AG 2.35% 3/26/20	1,450,000	1,451,595
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,718,123
		272,903,253
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,996,000	6,034,382
3.5% 5/26/22	1,724,000	1,771,502
3.5% 1/15/25	8,300,000	8,549,604
4.125% 7/3/23	4,192,000	4,425,900
4.45% 12/16/21	2,938,000	3,061,225
4.45% 4/3/26	3,126,000	3,352,472
4.875% 1/16/24	5,015,000	5,432,609
Capital One Financial Corp. 3.8% 1/31/28	6,237,000	6,698,065
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,266,268
3.95% 11/6/24	2,847,000	3,020,509
4.1% 2/9/27	3,673,000	3,953,655
4.5% 1/30/26	4,686,000	5,117,764
Ford Motor Credit Co. LLC:
4.063% 11/1/24	17,607,000	17,956,810
5.085% 1/7/21	2,973,000	3,043,618
5.584% 3/18/24	6,246,000	6,756,350
5.596% 1/7/22	6,152,000	6,480,997
Synchrony Financial:
2.85% 7/25/22	1,524,000	1,542,091
3.75% 8/15/21	2,203,000	2,252,500
3.95% 12/1/27	7,681,000	8,063,776
4.25% 8/15/24	2,218,000	2,365,415
4.375% 3/19/24	2,280,000	2,430,790
5.15% 3/19/29	6,556,000	7,450,315
		115,026,617
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,610,671
3.95% 7/1/24 (a)	2,088,000	2,175,905
4.375% 5/1/26 (a)	2,546,000	2,689,340
5.25% 5/15/24 (a)	3,813,000	4,162,195
AXA Equitable Holdings, Inc.:
3.9% 4/20/23	1,041,000	1,090,268
4.35% 4/20/28	4,250,000	4,610,093
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	6,122,812
3.875% 8/15/22	5,542,000	5,771,505
4.125% 6/15/26	4,647,000	4,946,376
4.125% 5/15/29	5,051,000	5,419,331
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,697,251
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	6,138,920
5.568% 2/15/49 (a)	5,700,000	6,395,050
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,938,529
		60,768,246
Insurance - 1.9%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,388,863
3.75% 7/10/25	8,311,000	8,886,793
4.875% 6/1/22	3,597,000	3,838,469
Aon Corp. 5% 9/30/20	1,402,000	1,432,023
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,568,025
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,529,411
4.75% 3/15/39	1,825,000	2,201,210
4.8% 7/15/21	2,278,000	2,359,937
4.9% 3/15/49	3,633,000	4,599,358
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	6,306,000	6,072,799
Metropolitan Life Global Funding I:
U.S. SOFR Secured Overnight Financing Rate Index + 0.500% 2.03% 5/28/21 (a)(b)(c)	27,560,000	27,614,678
3% 1/10/23 (a)	2,636,000	2,710,807
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	6,095,659
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,450,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,557,296
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,922,867
Unum Group:
3.875% 11/5/25	4,860,000	5,123,073
4% 3/15/24	5,930,000	6,261,199
4% 6/15/29	4,410,000	4,625,654
5.625% 9/15/20	2,889,000	2,963,083
5.75% 8/15/42	7,278,000	8,218,366
		115,419,820

TOTAL FINANCIALS		973,175,524

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,147,333
Health Care Providers & Services - 1.7%
Centene Corp.:
4.25% 12/15/27 (a)	5,745,000	5,910,169
4.625% 12/15/29 (a)	8,925,000	9,405,611
4.75% 1/15/25 (a)	4,565,000	4,741,802
Cigna Corp.:
3.75% 7/15/23	4,859,000	5,092,601
4.125% 9/15/20 (a)	2,723,000	2,761,552
4.125% 11/15/25	3,582,000	3,883,222
4.375% 10/15/28	6,064,000	6,709,634
4.8% 8/15/38	3,776,000	4,394,011
4.9% 12/15/48	3,772,000	4,491,737
CVS Health Corp.:
2.625% 8/15/24	770,000	775,931
3% 8/15/26	625,000	636,922
3.25% 8/15/29	1,435,000	1,456,362
3.7% 3/9/23	2,500,000	2,602,561
4.1% 3/25/25	11,542,000	12,380,432
4.3% 3/25/28	13,403,000	14,625,828
4.78% 3/25/38	5,967,000	6,763,339
5.05% 3/25/48	8,772,000	10,363,952
HCA Holdings, Inc. 4.75% 5/1/23	215,000	230,185
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,283,520
6.015% 11/15/48	4,201,000	4,762,074
		104,271,445
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	7,022,942
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,703,736
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,003,000	1,028,745
4.272% 8/28/23	3,166,000	3,342,239
4.9% 8/28/28	1,334,000	1,449,897
Mylan NV:
3.15% 6/15/21	5,002,000	5,066,640
3.95% 6/15/26	2,549,000	2,654,795
4.55% 4/15/28	4,000,000	4,301,091
Perrigo Finance PLC 3.5% 12/15/21	449,000	454,953
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,900,424
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	939,000	909,375
2.8% 7/21/23	1,463,000	1,356,933
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,696,701
		43,888,471

TOTAL HEALTH CARE		151,307,249

INDUSTRIALS - 0.6%
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,083,676
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.25% 1/15/23	1,326,000	1,326,344
3% 9/15/23	877,000	897,682
3.375% 6/1/21	2,523,000	2,565,303
3.75% 2/1/22	4,522,000	4,655,116
3.875% 4/1/21	3,180,000	3,244,619
3.875% 7/3/23	5,581,000	5,876,771
4.25% 2/1/24	5,740,000	6,153,481
4.25% 9/15/24	3,565,000	3,815,973
4.75% 3/1/20	3,519,000	3,533,071
		32,068,360

TOTAL INDUSTRIALS		33,152,036

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,878,264
6.02% 6/15/26 (a)	1,564,000	1,798,792
		6,677,056
MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,980,551
6.75% 10/19/75 (a)(b)	4,773,000	5,604,313
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,765,960
4.5% 8/1/47 (a)	1,720,000	1,874,800
		11,225,624
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,233,158
American Tower Corp. 2.8% 6/1/20	9,000,000	9,025,895
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,886,957
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,930,696
4.5% 12/1/28	3,891,000	4,406,649
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,640,808
4.25% 1/15/24	3,408,000	3,656,897
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,400,025
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,205,620
3.75% 12/1/24	1,576,000	1,673,891
3.875% 10/15/22	3,512,000	3,659,537
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,725,638
HCP, Inc.:
3.25% 7/15/26	573,000	593,679
3.5% 7/15/29	656,000	683,324
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,312,000	1,301,015
3.5% 8/1/26	1,366,000	1,424,547
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,510,757
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,497,802
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,913,000	5,911,556
4.375% 8/1/23	6,023,000	6,386,206
4.5% 1/15/25	2,677,000	2,854,083
4.5% 4/1/27	16,195,000	17,465,580
4.75% 1/15/28	6,382,000	6,943,223
4.95% 4/1/24	1,354,000	1,480,881
5.25% 1/15/26	5,686,000	6,320,179
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	997,322
5% 12/15/23	737,000	777,966
SITE Centers Corp.:
3.625% 2/1/25	2,262,000	2,331,249
4.25% 2/1/26	2,954,000	3,114,961
4.625% 7/15/22	896,000	934,150
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,987,745
Ventas Realty LP:
3% 1/15/30	7,629,000	7,552,323
3.125% 6/15/23	1,289,000	1,321,280
3.5% 2/1/25	6,443,000	6,722,626
4% 3/1/28	2,243,000	2,402,808
4.125% 1/15/26	1,557,000	1,666,384
4.375% 2/1/45	763,000	816,534
Weingarten Realty Investors 3.375% 10/15/22	812,000	831,121
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,344,751
4% 2/1/25	5,360,000	5,621,535
		143,241,358
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,712,770
3.95% 11/15/27	4,613,000	4,817,482
4.1% 10/1/24	5,070,000	5,368,860
4.55% 10/1/29	5,842,000	6,348,850
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,455,500
4.75% 10/1/25	3,533,000	3,922,561
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,287,821
4.125% 6/15/22	2,007,000	2,099,489
4.4% 2/15/24	4,876,000	5,268,112
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,897,676
4.5% 4/18/22	1,218,000	1,237,569
Post Apartment Homes LP 3.375% 12/1/22	790,000	813,643
Tanger Properties LP:
3.125% 9/1/26	6,109,000	6,049,920
3.75% 12/1/24	3,470,000	3,553,515
3.875% 12/1/23	1,792,000	1,843,749
		57,677,517

TOTAL REAL ESTATE		200,918,875

UTILITIES - 1.6%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	3,447,000	3,456,865
3.743% 5/1/26	6,947,000	7,171,971
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,830,783
6.4% 9/15/20 (a)	7,513,000	7,730,535
Eversource Energy 2.8% 5/1/23	5,110,000	5,183,664
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,358,910
7.375% 11/15/31	5,363,000	7,561,481
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,800,483
3.7% 9/1/24	2,157,000	2,229,582
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	530,408
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,281,451
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,554,442
		59,690,575
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,213,667
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,192,699
3.55% 6/15/26	1,891,000	1,962,558
		3,155,257
Multi-Utilities - 0.5%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.2605% 9/30/66 (b)(c)	15,230,000	14,125,825
NiSource, Inc. 2.95% 9/1/29	8,554,000	8,512,843
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,103,826
6.5% 12/15/20	1,534,000	1,595,417
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	1,426,000	1,328,072
		30,665,983

TOTAL UTILITIES		94,725,482

TOTAL NONCONVERTIBLE BONDS
(Cost $2,063,082,006)		2,205,662,626

U.S. Government and Government Agency Obligations - 33.8%
U.S. Treasury Inflation-Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$36,976,580	$38,376,851
1% 2/15/49	7,987,209	8,883,255
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,223,181	18,333,367
0.25% 1/15/25	7,388,336	7,454,804
0.375% 1/15/27	17,535,661	17,805,191
0.375% 7/15/27	16,992,915	17,336,842
0.625% 1/15/26	70,558,000	72,730,843
0.75% 7/15/28	27,168,330	28,588,323
0.875% 1/15/29	27,536,307	29,248,355

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		238,757,831

U.S. Treasury Obligations - 29.8%
U.S. Treasury Bonds:
3% 5/15/45	34,384,000	38,339,145
3% 2/15/49	158,563,000	178,674,871
U.S. Treasury Notes:
1.5% 9/30/24	41,299,000	40,915,892
1.625% 9/30/26	207,060,000	204,347,516
1.625% 11/30/26	20,000,000	19,722,838
1.625% 8/15/29 (d)	112,757,000	109,760,052
1.75% 11/15/29 (d)	33,000,000	32,475,996
1.875% 3/31/22	219,649,000	220,965,056
2% 12/31/21	384,319,000	387,276,937
2.125% 3/31/24 (e)	197,361,000	200,857,785
2.125% 7/31/24	10,638,000	10,835,045
2.125% 11/30/24	36,586,000	37,297,550
2.5% 1/31/24	77,300,000	79,780,024
2.5% 2/28/26	153,467,000	159,761,033
3.125% 11/15/28	66,103,000	72,632,237

TOTAL U.S. TREASURY OBLIGATIONS		1,793,641,977

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,989,107,684)		2,032,399,808

U.S. Government Agency - Mortgage Securities - 31.5%
Fannie Mae - 9.5%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	17,266	17,941
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (b)(c)	18,369	19,154
12 month U.S. LIBOR + 1.650% 4.346% 11/1/36 (b)(c)	199,425	208,157
12 month U.S. LIBOR + 1.710% 4.585% 6/1/42 (b)(c)	89,457	92,385
12 month U.S. LIBOR + 1.730% 4.647% 7/1/35 (b)(c)	14,837	15,459
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(c)	129,908	135,449
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (b)(c)	139,271	145,609
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	80,685	84,008
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (b)(c)	49,433	51,661
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(c)	99,644	104,186
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	43,547	45,260
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (b)(c)	19,222	20,178
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	88,176	92,309
12 month U.S. LIBOR + 1.938% 4.648% 9/1/36 (b)(c)	74,985	77,803
6 month U.S. LIBOR + 1.310% 3.313% 5/1/34 (b)(c)	138,862	142,873
6 month U.S. LIBOR + 1.420% 3.879% 9/1/33 (b)(c)	135,626	139,649
6 month U.S. LIBOR + 1.550% 3.807% 10/1/33 (b)(c)	8,028	8,301
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (b)(c)	9,754	10,097
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.189% 10/1/33 (b)(c)	136,222	143,445
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	6,724	7,068
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.923% 8/1/36 (b)(c)	272,408	286,414
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.264% 10/1/33 (b)(c)	20,986	22,084
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.657% 5/1/35 (b)(c)	22,766	23,927
2.5% 7/1/31 to 12/1/49	46,125,093	46,340,407
3% 8/1/27 to 10/1/49	147,431,180	151,327,453
3.5% 1/1/34 to 11/1/49	150,971,619	157,872,021
4% 11/1/31 to 11/1/49	114,988,894	122,012,900
4.5% to 4.5% 5/1/25 to 9/1/49	57,664,638	61,924,251
5% 9/1/20 to 11/1/44	13,605,436	14,893,323
5.5% 3/1/39 to 5/1/44	4,162,696	4,665,931
6% 10/1/34 to 1/1/42	6,291,425	7,214,358
6.5% 12/1/23 to 8/1/36	1,156,623	1,326,696
7% to 7% 11/1/23 to 8/1/32	270,188	298,708
7.5% to 7.5% 9/1/22 to 11/1/31	223,225	253,920
8% 1/1/30 to 3/1/30	1,321	1,449
8.5% 3/1/25 to 6/1/25	316	351

TOTAL FANNIE MAE		570,025,185

Freddie Mac - 6.1%
12 month U.S. LIBOR + 1.370% 3.767% 3/1/36 (b)(c)	61,895	64,048
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	34,999	36,355
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	58,545	61,164
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	61,352	63,885
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	119,307	124,256
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	95,244	99,992
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	106,924	111,230
12 month U.S. LIBOR + 2.060% 4.726% 3/1/33 (b)(c)	1,589	1,658
12 month U.S. LIBOR + 2.160% 4.285% 11/1/35 (b)(c)	45,555	47,868
6 month U.S. LIBOR + 1.650% 3.874% 4/1/35 (b)(c)	96,199	99,876
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (b)(c)	19,498	20,421
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.939% 1/1/35 (b)(c)	8,712	9,142
2.5% 8/1/32 to 12/1/34	23,700,895	23,935,630
3% 6/1/31 to 6/1/49	77,423,444	79,094,344
3.5% 3/1/32 to 10/1/49	116,511,084	122,094,020
4% 5/1/37 to 10/1/48	88,692,814	93,961,414
4.5% 7/1/25 to 10/1/48	38,773,545	41,823,109
5% 1/1/35 to 6/1/41	2,592,291	2,861,267
5.5% 1/1/38 to 6/1/41	3,782,698	4,259,824
6% 4/1/32 to 8/1/37	610,892	692,339
7.5% 5/1/26 to 11/1/31	29,005	33,245
8% 4/1/27 to 5/1/27	1,947	2,190
8.5% 5/1/27 to 1/1/28	4,102	4,603

TOTAL FREDDIE MAC		369,501,880

Ginnie Mae - 12.6%
3% 12/20/42 to 4/20/47	15,546,878	16,033,998
3.5% 12/20/40 to 4/20/49	136,988,794	142,480,858
4% 2/15/40 to 8/20/48	130,725,054	137,385,969
4.5% 5/15/39 to 6/20/47	33,184,861	35,554,720
5% 3/15/39 to 4/20/48	7,222,117	7,805,731
6.5% 4/15/35 to 11/15/35	64,707	74,604
7% 1/15/28 to 7/15/32	699,040	792,051
7.5% to 7.5% 4/15/22 to 10/15/28	169,489	188,345
8% 3/15/30 to 9/15/30	9,017	10,405
3% 1/1/50 (f)	53,250,000	54,698,938
3% 1/1/50 (f)	31,575,000	32,434,159
3% 1/1/50 (f)	16,800,000	17,257,130
3.5% 1/1/50 (f)	90,400,000	93,167,334
3.5% 1/1/50 (f)	34,400,000	35,453,056
3.5% 1/1/50 (f)	35,000,000	36,071,424
3.5% 1/1/50 (f)	13,900,000	14,325,508
3.5% 2/1/50 (f)	17,500,000	18,043,916
4% 1/1/50 (f)	6,500,000	6,728,515
4% 1/1/50 (f)	48,500,000	50,205,076
4% 1/1/50 (f)	55,000,000	56,933,591

TOTAL GINNIE MAE		755,645,328

Uniform Mortgage Backed Securities - 3.3%
2.5% 1/1/35 (f)	5,000,000	5,044,000
2.5% 1/1/50 (f)	6,000,000	5,930,708
2.5% 1/1/50 (f)	5,950,000	5,881,286
3% 1/1/50 (f)	32,675,000	33,134,731
3% 1/1/50 (f)	2,850,000	2,890,099
3% 1/1/50 (f)	2,600,000	2,636,581
3% 1/1/50 (f)	2,550,000	2,585,878
3% 1/1/50 (f)	9,250,000	9,380,146
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	23,425,000	23,754,585
3% 1/1/50 (f)	9,350,000	9,481,553
3% 1/1/50 (f)	2,850,000	2,890,099
3.5% 1/1/50 (f)	61,500,000	63,265,671
3.5% 1/1/50 (f)	4,150,000	4,269,147
3.5% 1/1/50 (f)	3,600,000	3,703,356
3.5% 1/1/50 (f)	5,150,000	5,297,857

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		199,108,803

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,878,578,234)		1,894,281,196

Asset-Backed Securities - 3.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$3,624,696	$3,634,551
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,064,524	4,091,968
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	6,546,718	6,488,139
Class B, 4.458% 10/16/39 (a)	1,151,765	1,139,854
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	6,268,000	6,264,659
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 0% 1/20/33 (a)(b)(c)(f)	3,021,000	3,021,000
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	5,467,000	5,465,967
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	6,857,000	6,851,172
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,600,000	2,600,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,036,437	8,202,496
Class AA, 2.487% 12/16/41 (a)	1,610,146	1,599,530
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	6,110,164	6,168,210
Class B, 5.095% 4/15/39 (a)	2,095,961	2,112,797
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,249,591	6,352,906
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	4,495,000	4,494,789
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.2638% 5/29/32 (a)(b)(c)	3,185,000	3,186,663
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,489,780	3,535,566
Class A2II, 4.03% 11/20/47 (a)	5,907,440	6,044,965
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	2,036,000	2,037,374
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	7,519,000	7,518,601
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	5,210,000	5,209,422
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.617% 3/25/34 (b)(c)	527	508
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	6,083,000	6,081,942
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,776,735	2,850,627
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,818,667	2,815,196
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	2,547,000	2,545,765
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	6,260,000	6,263,405
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	2,954,000	2,953,583
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	5,650,000	5,651,339
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	4,021,000	4,020,912
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.302% 9/25/35 (b)(c)	190,715	190,412
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	6,261,000	6,264,487
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.037% 1/25/36 (b)(c)	520,000	522,334
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,782,000	4,712,087
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	5,100,122	5,149,583
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	6,201,000	6,264,207
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.652% 9/25/34 (b)(c)	8,753	8,612
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,436,018	6,526,310
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,823,155	7,780,119
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	6,307,000	6,310,336
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	6,552,000	6,548,567
TOTAL ASSET-BACKED SECURITIES
(Cost $178,675,063)		179,480,960

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	155,304	164,695
Series 1999-57 Class PH, 6.5% 12/25/29	191,975	215,133
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	912,693	909,241
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 29.7615% 6/16/37 (b)(h)	20,714	36,590
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	932,777	932,529
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.878% 2/25/37 (b)(c)	12,759	12,721
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.082% 7/25/35 (b)(c)	12,904	12,907
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	3,320	3,251
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,219,880)		2,287,067

Commercial Mortgage Securities - 2.2%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,856,000	3,945,533
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	865,000	885,146
Class CNM, 3.8425% 11/5/32 (a)(b)	358,000	364,866
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	5,520,000	6,202,418
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3648% 9/15/37 (a)(b)(c)	1,924,568	1,925,045
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5398% 11/15/35 (a)(b)(c)	2,048,200	2,052,681
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0398% 4/15/34 (a)(b)(c)	3,284,000	3,281,051
Class C, 1 month U.S. LIBOR + 1.600% 3.3398% 4/15/34 (a)(b)(c)	2,171,000	2,170,995
Class D, 1 month U.S. LIBOR + 1.900% 3.6398% 4/15/34 (a)(b)(c)	2,279,000	2,287,502
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8198% 10/15/36 (a)(b)(c)	3,094,000	3,097,876
Class C, 1 month U.S. LIBOR + 1.250% 2.9898% 10/15/36 (a)(b)(c)	3,890,000	3,894,871
Class D, 1 month U.S. LIBOR + 1.450% 3.1898% 10/15/36 (a)(b)(c)	5,509,000	5,515,888
Class E, 1 month U.S. LIBOR + 1.800% 3.5398% 10/15/36 (a)(b)(c)	7,741,000	7,748,277
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7398% 4/15/34 (a)(b)(c)	5,400,000	5,403,316
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,234,729
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8598% 6/15/34 (a)(b)(c)	7,948,000	7,938,455
Class B, 1 month U.S. LIBOR + 1.500% 3.2398% 6/15/34 (a)(b)(c)	1,565,000	1,561,087
Class C, 1 month U.S. LIBOR + 1.750% 3.4898% 6/15/34 (a)(b)(c)	1,768,000	1,763,574
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	1,059,000	1,199,987
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,868,709
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,188,698
Class C, 4.782% 4/15/36 (a)(b)	760,000	795,874
Class D, 4.782% 4/15/36 (a)(b)	1,519,000	1,566,532
CSAIL Commercial Mortgage Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,105,296
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	777,300
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,194,900
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,620,343
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.9898% 8/15/33 (a)(b)(c)	4,318,000	4,317,993
Class C, 1 month U.S. LIBOR + 1.500% 3.2398% 8/15/33 (a)(b)(c)	10,400,000	10,400,016
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	8,381,000	8,653,062
Series 2018-H4 Class A4, 4.31% 12/15/51	9,252,000	10,406,892
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,211,000	1,223,491
Class C, 3.1771% 11/10/36 (a)	1,162,000	1,157,917
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	462,965	464,173
Class B, 4.181% 11/15/34 (a)	1,632,000	1,650,166
Class C, 5.205% 11/15/34 (a)	1,144,100	1,166,737
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,762,451	4,610,037
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 3.8398% 3/15/36 (a)(b)(c)	4,971,000	4,983,434
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	6,575,000	7,398,479
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $130,741,286)		134,023,346

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,236,577
7.5% 4/1/34	5,055,000	7,612,021
7.55% 4/1/39	3,585,000	5,750,412
6.65% 3/1/22	4,360,000	4,701,780
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	604,889
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,671,678
Series 2012 B, 5.432% 1/1/42	1,205,000	1,244,042
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,508,309
5.1% 6/1/33	4,805,000	5,179,934
Series 2010-1, 6.63% 2/1/35	12,290,000	14,410,517
Series 2010-3:
6.725% 4/1/35	9,480,000	11,126,392
7.35% 7/1/35	5,540,000	6,724,452
Series 2010-5, 6.2% 7/1/21	904,000	936,951
TOTAL MUNICIPAL SECURITIES
(Cost $61,204,824)		67,707,954

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	5,645,000	5,724,856
Discover Bank:
3.1% 6/4/20	6,380,000	6,403,732
3.2% 8/9/21	6,841,000	6,959,059
3.35% 2/6/23	3,206,000	3,307,204
4.682% 8/9/28 (b)	2,761,000	2,885,245
KeyBank NA:
2.25% 3/16/20	9,000,000	9,005,295
6.95% 2/1/28	800,000	1,010,305
PNC Bank NA 2.3% 6/1/20	1,450,000	1,451,880
RBS Citizens NA 2.55% 5/13/21	1,560,000	1,571,675
Regions Bank 6.45% 6/26/37	7,720,000	10,108,485
Synchrony Bank 3.65% 5/24/21	4,766,000	4,865,405
TOTAL BANK NOTES
(Cost $49,519,191)		53,293,141
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.58% (i)
(Cost $24,486,578)	24,482,075	24,486,972
	Maturity Amount	Value

Repurchase Agreements - 1.3%
Investments in repurchase agreements in a joint trading account at 1.62%, dated 12/31/19 due 1/2/20 (Collateralized by U.S. Government Obligations) # (j)
(Cost $80,116,000)	80,123,210	80,116,000
TOTAL INVESTMENT IN SECURITIES - 111.0%
(Cost $6,457,730,746)		6,673,739,070
NET OTHER ASSETS (LIABILITIES) - (11.0)%		(659,259,288)
NET ASSETS - 100%		$6,014,479,782

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 1/1/50	$(9,250,000)	$(9,501,693)
3% 1/1/50	(9,350,000)	(9,604,414)
3.5% 1/1/50	(48,300,000)	(49,778,564)
3.5% 1/1/50	(35,000,000)	(36,071,424)
3.5% 1/1/50	(17,500,000)	(18,035,712)
3.5% 1/1/50	(35,000,000)	(36,071,424)
3.5% 1/1/50	(13,900,000)	(14,325,508)
4% 1/1/50	(48,500,000)	(50,205,076)
4% 1/1/50	(6,500,000)	(6,728,515)
4% 1/1/50	(55,000,000)	(56,933,591)

TOTAL GINNIE MAE		(287,255,921)

Uniform Mortgage Backed Securities
2.5% 1/1/50	(11,950,000)	(11,811,994)
3% 1/1/50	(9,250,000)	(9,380,146)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(40,675,000)	(41,247,289)
3% 1/1/50	(23,425,000)	(23,754,585)
3% 1/1/50	(9,350,000)	(9,481,553)
3% 1/1/50	(2,850,000)	(2,890,099)
3.5% 1/1/50	(5,150,000)	(5,297,857)
3.5% 1/1/50	(4,150,000)	(4,269,147)
3.5% 1/1/50	(3,600,000)	(3,703,356)
3.5% 1/1/50	(4,150,000)	(4,269,147)
3.5% 1/1/50	(3,600,000)	(3,703,356)
3.5% 1/1/50	(5,150,000)	(5,297,857)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(144,069,492)

TOTAL TBA SALE COMMITMENTS
(Proceeds $431,144,836)		$(431,325,413)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,801,178 or 9.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $420,361.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,539,759
Total	$2,539,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,205,662,626	$--	$2,205,662,626	$--
U.S. Government and Government Agency Obligations	2,032,399,808	--	2,032,399,808	--
U.S. Government Agency - Mortgage Securities	1,894,281,196	--	1,894,281,196	--
Asset-Backed Securities	179,480,960	--	179,480,960	--
Collateralized Mortgage Obligations	2,287,067	--	2,287,067	--
Commercial Mortgage Securities	134,023,346	--	134,023,346	--
Municipal Securities	67,707,954	--	67,707,954	--
Bank Notes	53,293,141	--	53,293,141	--
Money Market Funds	24,486,972	24,486,972	--	--
Repurchase Agreements	80,116,000	--	80,116,000	--
Total Investments in Securities:	$6,673,739,070	$24,486,972	$6,649,252,098	$--
Other Financial Instruments:
TBA Sale Commitments	$(431,325,413)	$--	$(431,325,413)	$--
Total Other Financial Instruments:	$(431,325,413)	$--	$(431,325,413)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$80,116,000 due 1/02/20 at 1.62%
JP Morgan Securities LLC	$80,116,000
$80,116,000

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $78,226,792 and repurchase agreements of $80,116,000) — See accompanying schedule: Unaffiliated issuers (cost $6,433,244,168)	$6,649,252,098
Fidelity Central Funds (cost $24,486,578)	24,486,972
Total Investment in Securities (cost $6,457,730,746)		$6,673,739,070
Cash		60,078
Receivable for investments sold		35,602
Receivable for TBA sale commitments		431,144,836
Receivable for fund shares sold		18,158,656
Interest receivable		40,017,735
Distributions receivable from Fidelity Central Funds		51,270
Other receivables		175
Total assets		7,163,207,422
Liabilities
Payable for investments purchased
Regular delivery	$19,735,938
Delayed delivery	617,357,323
TBA sale commitments, at value	431,325,413
Payable for fund shares redeemed	129,056
Distributions payable	21,737
Other payables and accrued expenses	41,973
Collateral on securities loaned	80,116,200
Total liabilities		1,148,727,640
Net Assets		$6,014,479,782
Net Assets consist of:
Paid in capital		$5,800,706,611
Total accumulated earnings (loss)		213,773,171
Net Assets		$6,014,479,782
Net Asset Value, offering price and redemption price per share ($6,014,479,782 ÷ 55,278,631 shares)		$108.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Interest (including $187,303 from security lending)		$174,242,542
Income from Fidelity Central Funds		2,539,759
Total income		176,782,301
Expenses
Custodian fees and expenses	$84,007
Independent trustees' fees and expenses	21,912
Total expenses before reductions	105,919
Expense reductions	(15,232)
Total expenses after reductions		90,687
Net investment income (loss)		176,691,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,612,658
Fidelity Central Funds	3,036
Swaps	(63,958)
Total net realized gain (loss)		27,551,736
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	310,398,786
Fidelity Central Funds	(3,036)
Swaps	63,128
Delayed delivery commitments	694,444
Total change in net unrealized appreciation (depreciation)		311,153,322
Net gain (loss)		338,705,058
Net increase (decrease) in net assets resulting from operations		$515,396,672

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$176,691,614	$168,849,590
Net realized gain (loss)	27,551,736	(33,943,386)
Change in net unrealized appreciation (depreciation)	311,153,322	(141,619,995)
Net increase (decrease) in net assets resulting from operations	515,396,672	(6,713,791)
Distributions to shareholders	(182,277,023)	(154,089,100)
Share transactions
Proceeds from sales of shares	416,263,032	147,079,625
Reinvestment of distributions	182,255,282	154,932,119
Cost of shares redeemed	(186,295,111)	(477,154,162)
Net increase (decrease) in net assets resulting from share transactions	412,223,203	(175,142,418)
Total increase (decrease) in net assets	745,342,852	(335,945,309)
Net Assets
Beginning of period	5,269,136,930	5,605,082,239
End of period	$6,014,479,782	$5,269,136,930
Other Information
Shares
Sold	3,860,591	1,420,080
Issued in reinvestment of distributions	1,708,468	1,513,446
Redeemed	(1,794,147)	(4,678,891)
Net increase (decrease)	3,774,912	(1,745,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$102.31	$105.26	$104.18	$103.71	$106.70
Income from Investment Operations
Net investment income (loss)A	3.371	3.163	2.887	3.167	3.292
Net realized and unrealized gain (loss)	6.606	(3.209)	1.693	1.659	(3.071)
Total from investment operations	9.977	(.046)	4.580	4.826	.221
Distributions from net investment income	(3.487)	(2.904)	(2.985)	(3.096)	(3.137)
Distributions from net realized gain	–	–	(.515)	(1.260)	(.074)
Total distributions	(3.487)	(2.904)	(3.500)	(4.356)	(3.211)
Net asset value, end of period	$108.80	$102.31	$105.26	$104.18	$103.71
Total ReturnB	9.87%	(.01)%	4.46%	4.70%	.18%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	3.16%	3.09%	2.75%	3.00%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,014,480	$5,269,137	$5,605,082	$4,865,507	$4,611,536
Portfolio turnover rateF	146%	92%	110%	162%	248%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$235,688,355
Gross unrealized depreciation	(14,662,094)
Net unrealized appreciation (depreciation)	$221,026,261
Tax Cost	$6,452,532,232

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,053,709
Capital loss carryforward	$(11,306,800)
Net unrealized appreciation (depreciation) on securities and other investments	$221,026,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(11,306,800)
Total capital loss carryforward	$(11,306,800)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$182,277,023	$ 154,089,100

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(63,958)	$63,128

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,629,082,638 and $1,112,767,674, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,232.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.6%
VIP Asset Manager: Growth Portfolio	0.5%
VIP Balanced Portfolio	23.6%
VIP Investment Grade Bond Portfolio	70.3%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

10. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Fidelity® VIP Investment Grade Central Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of VIP Investment Grade Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Fidelity® VIP Investment Grade Central Fund

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Actual	.0019%	$1,000.00	$1,029.30	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIP Investment Grade Central Fund

Distributions (Unaudited)

A total of 21.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expense paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VIPIGB-ANN-0220
1.540025.122

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	18.25%	5.68%	7.29%
Service Class	18.16%	5.58%	7.18%
Service Class 2	18.01%	5.42%	7.02%
Investor Class	18.14%	5.60%	7.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Asset Manager Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,215	VIP Asset Manager Portfolio - Initial Class
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs. Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market. The U.S. equity bellwether S&P 500® index soared 31.49% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also shined. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%). Commodities lagged equities, along with most other asset classes, as reflected in the 7.69% result of the Bloomberg Commodity Index Total Return. U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Elsewhere, credit-sensitive high-yield/emerging-markets debt gained about 14%, according to Bloomberg Barclays, while TIPS rose 8% for the year.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced about 18%, outpacing the 17.62% return of the Fidelity Asset Manager 50% Composite Index℠. Strong security selection across the board – including U.S. and international stocks, as well as investment-grade bonds – fueled performance versus the Composite benchmark. Overall asset class positioning detracted from relative performance in 2019. The fund's domestic equity portfolio outperformed its benchmark, led by broadly positive security selection, most notably among health care and information technology stocks. The international developed-markets (DM) and emerging-markets (EM) portfolios topped their respective benchmarks by sizable margins, adding value across most sectors. Within DM, picks in Japan contributed the most, followed by the U.K. and Germany. Within EM, investment choices in China led the way by a sizable margin, although picks in South Africa, India and South Korea also helped meaningfully. Within investment-grade bonds, both sector positioning and security selection enabled that portfolio to outpace its benchmark this past year. In particular, security selection, along with a large overweighting in corporate bonds issued by banks, provided a major boost to relative performance. The fund’s overall equity allocation strategy detracted, however, mostly due to positioning in the month of May. At that time, we had a moderate overweighting in U.S. stocks when markets around the world fell amid escalating trade tension between the U.S. and China. Lastly, the fund's fixed-income positioning aided relative performance this period, largely driven by underweight exposure to investment-grade bonds and cash.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of December 31, 2019

% of fund's net assets
Apple, Inc.	1.8
Microsoft Corp.	1.8
Alphabet, Inc. Class A	0.8
Amazon.com, Inc.	0.8
Facebook, Inc. Class A	0.5
5.7

Top Five Bond Issuers as of December 31, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.4
Fannie Mae	2.9
Ginnie Mae	2.4
Freddie Mac	1.9
Petroleos Mexicanos	0.7
23.3

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Financials	13.8
Information Technology	9.8
Health Care	7.4
Consumer Discretionary	5.7
Industrials	5.4

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Stock Class and Equity Futures	55.6%
Bonds	38.5%
Short-Term Class	5.9%

 * Foreign investments - 21.6%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (a)
(Cost $1,804,343)	1,810,000	1,804,419
	Shares	Value

Fixed-Income Funds - 39.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,108,260	$10,461,973
Fidelity Floating Rate Central Fund (b)	50,882	5,165,538
Fidelity High Income Central Fund (b)	46,975	5,282,818
Fidelity Inflation-Protected Bond Index Central Fund (b)	528,295	54,097,453
Fidelity International Credit Central Fund (b)	105,903	10,724,832
Fidelity VIP Investment Grade Central Fund (b)	3,102,869	337,592,156
iShares 20+ Year Treasury Bond ETF	77,577	10,510,132
TOTAL FIXED-INCOME FUNDS
(Cost $414,128,657)		433,834,902

Money Market Funds - 4.0%
Fidelity Cash Central Fund 1.58% (c)	24,845,634	24,850,603
Fidelity Money Market Central Fund 1.91% (c)	19,285,447	19,287,376
TOTAL MONEY MARKET FUNDS
(Cost $44,135,999)		44,137,979

Equity Funds - 55.8%
Domestic Equity Funds - 37.2%
Fidelity Communication Services Central Fund (b)	151,079	32,747,886
Fidelity Consumer Discretionary Central Fund (b)	107,870	37,693,009
Fidelity Consumer Staples Central Fund (b)	115,917	24,834,070
Fidelity Energy Central Fund (b)	153,268	15,742,178
Fidelity Financials Central Fund (b)	647,631	69,996,005
Fidelity Health Care Central Fund (b)	119,315	58,687,448
Fidelity Industrials Central Fund (b)	120,993	36,172,208
Fidelity Information Technology Central Fund (b)	207,366	94,559,041
Fidelity Materials Central Fund (b)	43,487	8,820,843
Fidelity Real Estate Equity Central Fund (b)	127,455	15,459,016
Fidelity Utilities Central Fund (b)	64,449	12,748,581

TOTAL DOMESTIC EQUITY FUNDS		407,460,285

International Equity Funds - 18.6%
Fidelity Emerging Markets Equity Central Fund (b)	299,046	70,389,406
Fidelity International Equity Central Fund (b)	1,133,283	96,091,057
iShares Core MSCI EAFE ETF	402,620	26,266,927
iShares MSCI Japan ETF	196,703	11,652,686

TOTAL INTERNATIONAL EQUITY FUNDS		204,400,076

TOTAL EQUITY FUNDS
(Cost $505,285,185)		611,860,361
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $965,354,184)		1,091,637,661
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,958,389
NET ASSETS - 100%		$1,095,596,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	184	March 2020	$29,726,120	$30,135	$30,135
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	429	March 2020	24,028,290	(230,763)	(230,763)
TOTAL FUTURES CONTRACTS					$(200,628)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $947,734.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$798,163
Fidelity Commodity Strategy Central Fund	70,832
Fidelity Communication Services Central Fund	1,197,027
Fidelity Consumer Discretionary Central Fund	1,248,929
Fidelity Consumer Staples Central Fund	664,783
Fidelity Emerging Markets Debt Central Fund	510,807
Fidelity Emerging Markets Equity Central Fund	1,671,477
Fidelity Energy Central Fund	423,256
Fidelity Financials Central Fund	2,894,938
Fidelity Floating Rate Central Fund	465,460
Fidelity Health Care Central Fund	905,453
Fidelity High Income Central Fund	407,689
Fidelity High Income Central Fund 1	384,657
Fidelity Industrials Central Fund	595,390
Fidelity Inflation-Protected Bond Index Central Fund	860,183
Fidelity Information Technology Central Fund	2,748,867
Fidelity International Credit Central Fund	559,458
Fidelity International Equity Central Fund	2,783,797
Fidelity Materials Central Fund	185,873
Fidelity Money Market Central Fund	640,147
Fidelity Real Estate Equity Central Fund	290,475
Fidelity Securities Lending Cash Central Fund	16,302
Fidelity Utilities Central Fund	766,239
Fidelity VIP Investment Grade Central Fund	10,613,766
Total	$31,703,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,777,933	$108,833	$6,138,730	$(682,301)	$934,265	$--	0.0%
Fidelity Communication Services Central Fund	25,254,865	3,638,598	3,552,900	185,943	7,221,380	32,747,886	1.8%
Fidelity Consumer Discretionary Central Fund	32,684,891	1,796,596	4,103,732	672,570	6,642,684	37,693,009	1.9%
Fidelity Consumer Staples Central Fund	20,621,637	1,010,444	2,571,805	(80,496)	5,854,290	24,834,070	1.8%
Fidelity Emerging Markets Debt Central Fund	5,313,724	5,883,418	828,425	(20,249)	113,505	10,461,973	0.4%
Fidelity Emerging Markets Equity Central Fund	22,338,825	47,099,960	7,773,870	(132,859)	8,857,350	70,389,406	3.5%
Fidelity Energy Central Fund	15,665,211	666,240	1,817,378	(379,569)	1,607,674	15,742,178	1.8%
Fidelity Financials Central Fund	60,256,487	3,889,488	8,466,595	469,796	13,846,829	69,996,005	2.0%
Fidelity Floating Rate Central Fund	10,586,662	554,697	6,306,373	340,193	(9,641)	5,165,538	0.3%
Fidelity Health Care Central Fund	49,822,385	1,666,542	5,750,377	592,292	12,356,606	58,687,448	1.9%
Fidelity High Income Central Fund	--	483,528	13,791,625	1,370,583	266,310	5,282,818	0.2%
Fidelity High Income Central Fund 1	17,687,634	439,872	686,740	30,532	(517,276)	--	0.0%
Fidelity Industrials Central Fund	30,499,994	1,126,953	3,953,736	236,177	8,262,820	36,172,208	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	43,240,395	24,806,573	15,867,675	263,154	1,655,006	54,097,453	3.5%
Fidelity Information Technology Central Fund	69,799,551	3,976,393	9,864,695	1,170,785	29,477,007	94,559,041	1.9%
Fidelity International Credit Central Fund	6,252,182	4,947,129	891,526	8,264	408,783	10,724,832	3.5%
Fidelity International Equity Central Fund	85,757,636	6,635,709	15,415,710	1,535,137	17,578,285	96,091,057	3.5%
Fidelity Materials Central Fund	8,640,671	342,282	1,173,544	(78,960)	1,090,394	8,820,843	1.8%
Fidelity Real Estate Equity Central Fund	4,299,574	10,914,746	954,794	14,727	1,184,763	15,459,016	1.6%
Fidelity Utilities Central Fund	11,312,941	938,936	1,302,142	70,433	1,728,413	12,748,581	1.9%
Fidelity VIP Investment Grade Central Fund	327,746,738	50,429,193	60,314,660	468,534	19,262,351	337,592,156	5.6%
Total	$853,559,936	$171,356,130	$171,527,032	$6,054,686	$137,821,798	$997,265,518

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,804,419	$--	$1,804,419	$--
Fixed-Income Funds	433,834,902	433,834,902	--	--
Money Market Funds	44,137,979	44,137,979	--	--
Equity Funds	611,860,361	611,860,361	--	--
Total Investments in Securities:	$1,091,637,661	$1,089,833,242	$1,804,419	$--
Derivative Instruments:
Assets
Futures Contracts	$30,135	$30,135	$--	$--
Total Assets	$30,135	$30,135	$--	$--
Liabilities
Futures Contracts	$(230,763)	$(230,763)	$--	$--
Total Liabilities	$(230,763)	$(230,763)	$--	$--
Total Derivative Instruments:	$(200,628)	$(200,628)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$30,135	$(230,763)
Total Equity Risk	30,135	(230,763)
Total Value of Derivatives	$30,135	$(230,763)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.4%
AAA,AA,A	3.4%
BBB	8.8%
BB	2.0%
B	0.8%
CCC,CC,C	0.2%
D	0.1%
Not Rated	10.5%
Equities	55.2%
Short-Term Investments and Net Other Assets	3.6%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.4%
United Kingdom	2.6%
Cayman Islands	1.9%
France	1.5%
Switzerland	1.5%
Germany	1.4%
Japan	1.3%
Netherlands	1.3%
Korea (South)	1.0%
Others (Individually Less Than 1%)	9.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,734,962)	$50,234,164
Fidelity Central Funds (cost $918,619,222)	1,041,403,497
Total Investment in Securities (cost $965,354,184)		$1,091,637,661
Receivable for investments sold		4,601,104
Receivable for fund shares sold		827,815
Distributions receivable from Fidelity Central Funds		13,541
Receivable for daily variation margin on futures contracts		128,066
Prepaid expenses		1,402
Other receivables		37,609
Total assets		1,097,247,198
Liabilities
Payable to custodian bank	$174,145
Payable for investments purchased	495,676
Payable for fund shares redeemed	353,623
Accrued management fee	436,647
Distribution and service plan fees payable	4,318
Other affiliated payables	111,418
Other payables and accrued expenses	75,321
Total liabilities		1,651,148
Net Assets		$1,095,596,050
Net Assets consist of:
Paid in capital		$963,601,615
Total accumulated earnings (loss)		131,994,435
Net Assets		$1,095,596,050
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($842,999,750 ÷ 55,348,432 shares)		$15.23
Service Class:
Net Asset Value, offering price and redemption price per share ($3,923,456 ÷ 260,172 shares)		$15.08
Service Class 2:
Net Asset Value, offering price and redemption price per share ($19,342,675 ÷ 1,305,240 shares)		$14.82
Investor Class:
Net Asset Value, offering price and redemption price per share ($229,330,169 ÷ 15,165,762 shares)		$15.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$1,953,673
Interest		43,377
Income from Fidelity Central Funds (including $16,302 from security lending)		24,388,613
Total income		26,385,663
Expenses
Management fee	$5,172,468
Transfer agent fees	859,829
Distribution and service plan fees	50,508
Accounting and security lending fees	445,773
Custodian fees and expenses	5,536
Independent trustees' fees and expenses	4,212
Audit	65,393
Legal	6,347
Miscellaneous	7,150
Total expenses before reductions	6,617,216
Expense reductions	(9,928)
Total expenses after reductions		6,607,288
Net investment income (loss)		19,778,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,189,043
Fidelity Central Funds	6,088,662
Foreign currency transactions	2
Futures contracts	(3,658,183)
Capital gain distributions from Fidelity Central Funds	7,315,355
Total net realized gain (loss)		13,934,879
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,017,794
Fidelity Central Funds	137,823,724
Futures contracts	(198,365)
Total change in net unrealized appreciation (depreciation)		143,643,153
Net gain (loss)		157,578,032
Net increase (decrease) in net assets resulting from operations		$177,356,407

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,778,375	$18,239,144
Net realized gain (loss)	13,934,879	47,715,790
Change in net unrealized appreciation (depreciation)	143,643,153	(123,534,588)
Net increase (decrease) in net assets resulting from operations	177,356,407	(57,579,654)
Distributions to shareholders	(63,324,107)	(55,614,527)
Share transactions - net increase (decrease)	(31,400,284)	(50,657,785)
Total increase (decrease) in net assets	82,632,016	(163,851,966)
Net Assets
Beginning of period	1,012,964,034	1,176,816,000
End of period	$1,095,596,050	$1,012,964,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.68	$15.23	$15.29	$15.76	$17.15
Income from Investment Operations
Net investment income (loss)A	.27	.24	.23	.24	.27
Net realized and unrealized gain (loss)	2.16	(1.04)	1.76	.18	(.22)
Total from investment operations	2.43	(.80)	1.99	.42	.05
Distributions from net investment income	(.27)	(.26)B	(.29)	(.23)	(.26)
Distributions from net realized gain	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.88)	(.75)	(2.05)	(.89)	(1.44)C
Net asset value, end of period	$15.23	$13.68	$15.23	$15.29	$15.76
Total ReturnD,E	18.25%	(5.35)%	14.03%	3.14%	.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%	.60%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.60%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.60%	.60%	.61%	.61%	.61%
Net investment income (loss)	1.88%	1.64%	1.54%	1.57%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$843,000	$788,193	$937,508	$932,248	$1,008,018
Portfolio turnover rateH	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$15.09	$15.16	$15.64	$17.03
Income from Investment Operations
Net investment income (loss)A	.26	.23	.21	.22	.25
Net realized and unrealized gain (loss)	2.13	(1.03)	1.75	.18	(.22)
Total from investment operations	2.39	(.80)	1.96	.40	.03
Distributions from net investment income	(.25)	(.25)B	(.27)	(.22)	(.24)
Distributions from net realized gain	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.86)	(.74)	(2.03)	(.88)	(1.42)C
Net asset value, end of period	$15.08	$13.55	$15.09	$15.16	$15.64
Total ReturnD,E	18.16%	(5.44)%	13.94%	3.01%	.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%	.70%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.70%	.70%	.71%	.71%	.72%
Net investment income (loss)	1.78%	1.54%	1.44%	1.47%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$3,923	$4,378	$5,004	$5,437	$5,806
Portfolio turnover rateH	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$14.86	$14.96	$15.45	$16.83
Income from Investment Operations
Net investment income (loss)A	.23	.20	.19	.20	.23
Net realized and unrealized gain (loss)	2.11	(1.02)	1.71	.17	(.21)
Total from investment operations	2.34	(.82)	1.90	.37	.02
Distributions from net investment income	(.23)	(.22)B	(.25)	(.20)	(.22)
Distributions from net realized gain	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.85)C	(.71)	(2.00)D	(.86)	(1.40)E
Net asset value, end of period	$14.82	$13.33	$14.86	$14.96	$15.45
Total ReturnF,G	18.01%	(5.61)%	13.74%	2.84%	(.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.85%	.85%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.85%	.85%	.86%	.86%	.87%
Expenses net of all reductions	.85%	.85%	.86%	.86%	.87%
Net investment income (loss)	1.63%	1.39%	1.29%	1.32%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$19,343	$18,211	$20,807	$21,651	$24,520
Portfolio turnover rateJ	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.614 per share.

 D Total distributions of $2.00 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.757 per share.

 E Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$15.13	$15.20	$15.68	$17.07
Income from Investment Operations
Net investment income (loss)A	.26	.23	.22	.23	.26
Net realized and unrealized gain (loss)	2.14	(1.03)	1.74	.17	(.22)
Total from investment operations	2.40	(.80)	1.96	.40	.04
Distributions from net investment income	(.25)	(.25)B	(.28)	(.22)	(.25)
Distributions from net realized gain	(.61)	(.49)B	(1.76)	(.66)	(1.17)
Total distributions	(.87)C	(.74)	(2.03)D	(.88)	(1.43)E
Net asset value, end of period	$15.12	$13.59	$15.13	$15.20	$15.68
Total ReturnF,G	18.14%	(5.39)%	13.95%	3.01%	.07%
Ratios to Average Net AssetsH,I
Expenses before reductions	.68%	.68%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.70%	.70%
Expenses net of all reductions	.68%	.68%	.69%	.69%	.69%
Net investment income (loss)	1.80%	1.56%	1.46%	1.49%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$229,330	$202,182	$213,497	$182,324	$192,234
Portfolio turnover rateJ	30%	27%	26%	108%	39%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $.614 per share.

 D Total distributions of $2.03 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.757 per share.

 E Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .06%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.06%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $37,602 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, short-term gain distributions from the Underlying Funds, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$139,799,652
Gross unrealized depreciation	(4,990,070)
Net unrealized appreciation (depreciation)	$134,809,582
Tax Cost	$956,828,079

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,781,212
Undistributed long-term capital gain	$3,953,864
Net unrealized appreciation (depreciation) on securities and other investments	$134,809,582

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$20,023,804	$ 28,183,763
Long-term Capital Gains	43,300,303	27,430,764
Total	$63,324,107	$ 55,614,527

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $301,582,524 and $335,557,215, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .49% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$4,038
Service Class 2	46,470
$50,508

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$532,324
Service Class	2,610
Service Class 2	12,010
Investor Class	312,885
$859,829

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$272

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated portions of investments of the Fund. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments, including accrued interest, with a value of $18,496,311 and a non-taxable exchange of those investments, including accrued interest, for 100,699 shares of Fidelity Communication Services Central Fund (formerly Fidelity Telecom Services Central Fund). The Fund had net realized gain of $776,604 on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund in connection with the reallocation. Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,812 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $981. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,604 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $120.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,204.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$49,207,361	$43,900,608
Service Class	245,850	235,219
Service Class 2	1,116,038	969,884
Investor Class	12,754,858	10,508,816
Total	$63,324,107	$55,614,527

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	1,202,995	4,576,003	$17,542,999	$66,847,699
Reinvestment of distributions	3,436,870	3,109,367	49,207,361	43,900,608
Shares redeemed	(6,918,465)	(11,619,127)	(100,380,867)	(171,701,667)
Net increase (decrease)	(2,278,600)	(3,933,757)	$(33,630,507)	$(60,953,360)
Service Class
Shares sold	24,778	13,766	$357,927	$202,445
Reinvestment of distributions	17,386	16,809	245,850	235,219
Shares redeemed	(105,091)	(39,016)	(1,506,313)	(577,716)
Net increase (decrease)	(62,927)	(8,441)	$(902,536)	$(140,052)
Service Class 2
Shares sold	109,934	192,921	$1,557,635	$2,816,049
Reinvestment of distributions	80,261	70,361	1,116,038	969,884
Shares redeemed	(250,775)	(297,556)	(3,520,975)	(4,294,360)
Net increase (decrease)	(60,580)	(34,274)	$(847,302)	$(508,427)
Investor Class
Shares sold	1,199,490	1,679,697	$17,276,823	$24,882,126
Reinvestment of distributions	896,737	750,107	12,754,858	10,508,816
Shares redeemed	(1,812,177)	(1,656,647)	(26,051,620)	(24,446,888)
Net increase (decrease)	284,050	773,157	$3,980,061	$10,944,054

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 42% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 27% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Asset Manager Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.60%
Actual		$1,000.00	$1,063.50	$3.12
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Service Class	.70%
Actual		$1,000.00	$1,063.10	$3.64
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Service Class 2.85%
Actual		$1,000.00	$1,062.20	$4.42
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Investor Class	.68%
Actual		$1,000.00	$1,063.20	$3.54
Hypothetical-C		$1,000.00	$1,021.78	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Dividends	Capital Gains
VIP Asset Manager Portfolio
Initial Class	02/08/19	02/08/19	$0.019	$0.077
Service Class	02/08/19	02/08/19	$0.018	$0.077
Service Class 2	02/08/19	02/08/19	$0.018	$0.077
Investor Class	02/08/19	02/08/19	$0.018	$0.077

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $4,054,368 or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class designates 24%, Service Class designates 25%, Service Class 2 designates 27% and Investor Class designates 25% of the dividends distributed in December 2019, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Portfolio
Initial Class	12/28/2019	$0.0774	$0.0059
Service Class	12/28/2019	$0.0734	$0.0059
Service Class 2	12/28/2019	$0.0684	$0.0059
Investor Class	12/28/2019	$0.0745	$0.0059

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VIPAM-ANN-0220
1.540206.122

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	10.89%	4.40%	5.03%
Service Class	10.82%	4.30%	4.93%
Service Class 2	10.66%	4.14%	4.77%
Investor Class	10.89%	4.37%	5.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$16,341	VIP Strategic Income Portfolio - Initial Class
$14,978	Bloomberg Barclays U.S. Universal Bond Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase throughout the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the period, but the two reportedly reached an agreement to reduce certain U.S. tariffs. Against this backdrop, the Fidelity Strategic Income Composite Index℠ gained 10.53%. All five asset classes represented within the index generated positive returns, led by U.S. high-yield bonds, which, as measured by the ICE BofAML® U.S. High Yield Constrained Index, gained 14.41% amid a supportive backdrop for riskier assets and resilient corporate fundamentals. Also performing well, emerging-market bonds advanced 13.11%, as reflected by the Bloomberg Barclays Emerging Markets Index, while floating-rate debt, as measured by the S&P/LSTA® Leveraged Performing Loan Index, rose 8.70% in 2019. Meanwhile, slower global economic growth, coupled with the U.S. Federal Reserve’s dovish shift early in the year, resulted in a 6.83% increase for the Bloomberg Barclays U.S. Government Bond Index. Finally, non-U.S. developed market debt, as measured by the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index (Hedged), gained 5.15% this past year.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the year, the fund's share classes gained roughly 11%, outperforming the 9.29% increase in our primary benchmark, the Bloomberg Barclays U.S. Universal Bond Index, with most share classes outperforming the 10.53% advance of the Fidelity Strategic Income Composite Index℠ as well. Relative to this latter index, which, given its mix of investments, we see as a closer match for the fund, the main performance driver was favorable security selection, especially in the high-yield bond subportfolio. Specifically, investments in the technology and energy industries were particularly helpful, while significantly overweighting the banks & thrifts segment of the high yield market also contributed. A combination of favorable security selection and underweighting in the lagging non-U.S. developed-market debt subportfolio also aided the broader fund's relative result. This subportfolio benefited from both credit exposure and allocations to certain out-of-favor areas of the market that were bolstered by tightening credit spreads, including corporate bonds and the debt of peripheral sovereign issuers. In contrast, security selection in emerging-markets debt was the fund's biggest performance challenge this year by far. Relatively limited exposure to longer-duration emerging-markets bonds detracted, as did a significant overweighting in the poor-performing Argentinian market while the subportfolio's large average cash stake also hurt in a rising market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On March 28, 2019, Ario Emami Nejad and Rosie McMellin assumed co-management responsibilities for the fund's developed-market debt subportfolio, succeeding David Simner.
In mid-December, the fund's foreign developed-markets debt subportfolio began hedging its currency exposure and, accordingly, adopted the U.S.-dollar-hedged version of the Bloomberg Barclays Global Aggregate Developed Markets ex USD GDP Weighted Index within the Fidelity Strategic Income Composite Index.
On October 1, 2019, Brian Chang assumed co-management responsibilities for the high-income subportfolio, joining Mark Notkin.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	17.1
German Federal Republic	2.6
Japan Government	2.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
Ginnie Mae guaranteed REMIC pass-thru certificates	1.7
25.4

Top Five Market Sectors as of December 31, 2019

% of fund's net assets
Financials	10.4
Energy	8.5
Communication Services	7.6
Consumer Discretionary	5.2
Health Care	4.9

Quality Diversification (% of fund's net assets)

As of December 31, 2019
U.S. Government and U.S. Government Agency Obligations*	19.9%
AAA,AA,A	6.1%
BBB	5.9%
BB	17.2%
B	19.8%
CCC,CC,C	7.1%
D	0.8%
Not Rated	9.5%
Equities	5.2%
Short-Term Investments and Net Other Assets	8.5%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*,**,***,†
Preferred Securities	4.1%
Corporate Bonds	33.9%
U.S. Government and U.S. Government Agency Obligations††	19.9%
Foreign Government & Government Agency Obligations	16.0%
Bank Loan Obligations	9.9%
Stocks	5.2%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	8.5%

 * Futures and Swaps - 2.8%

 ** Written options - (0.9)%

 *** Foreign investments - 29.7%

 † Foreign Currency Contracts - 11.9%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Corporate Bonds - 33.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7.25% 4/30/27 pay-in-kind (b)(c)		$377,945	$56,692
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		1,966,000	1,349,898

TOTAL CONVERTIBLE BONDS			1,406,590

Nonconvertible Bonds - 33.5%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.4%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		315,000	332,325
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,365,000	1,459,635
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		635,000	640,755
Frontier Communications Corp. 8.5% 4/1/26 (b)		1,745,000	1,766,813
GCI, Inc. 6.875% 4/15/25		560,000	585,200
GTH Finance BV 7.25% 4/26/23 (b)		715,000	804,525
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		735,000	747,863
3.75% 6/22/26 (b)		100,000	105,250
5% 10/19/25 (b)		230,000	255,875
Sable International Finance Ltd. 5.75% 9/7/27 (b)		800,000	846,000
SFR Group SA:
5.5% 1/15/28 (b)		1,190,000	1,222,785
7.375% 5/1/26 (b)		5,100,000	5,475,564
8.125% 2/1/27 (b)		370,000	416,713
Sprint Capital Corp.:
6.875% 11/15/28		2,572,000	2,771,330
8.75% 3/15/32		1,471,000	1,785,426
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		220,000	236,294
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	2,430,000	783,901
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	640,500
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		220,000	234,850
U.S. West Communications:
6.875% 9/15/33		170,000	170,765
7.25% 9/15/25		35,000	40,230
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	632,220
Virgin Media Finance PLC 4.875% 2/15/22		565,000	574,888
			22,529,707
Entertainment - 0.5%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	218,225
Netflix, Inc.:
4.375% 11/15/26		320,000	328,000
4.875% 4/15/28		1,465,000	1,521,696
5.375% 11/15/29 (b)		590,000	628,338
5.875% 11/15/28		3,265,000	3,619,448
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(d)		2,098,525	923,351
			7,239,058
Media - 3.4%
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	498,000
Cablevision SA 6.5% 6/15/21 (b)		200,000	191,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)		4,810,000	4,906,344
5% 2/1/28 (b)		4,665,000	4,895,078
5.125% 2/15/23		1,565,000	1,580,650
5.125% 5/1/23 (b)		720,000	734,854
5.125% 5/1/27 (b)		3,500,000	3,692,500
5.375% 5/1/25 (b)		720,000	743,400
5.375% 6/1/29 (b)		2,815,000	3,005,013
5.5% 5/1/26 (b)		2,450,000	2,581,688
5.75% 9/1/23		500,000	509,375
5.75% 1/15/24		83,000	84,453
5.75% 2/15/26 (b)		1,030,000	1,086,671
5.875% 5/1/27 (b)		855,000	904,163
Cengage Learning, Inc. 9.5% 6/15/24 (b)		520,000	449,800
CSC Holdings LLC:
5.375% 2/1/28 (b)		1,190,000	1,268,838
5.5% 5/15/26 (b)		2,555,000	2,705,081
5.75% 1/15/30 (b)		5,510,000	5,881,925
6.5% 2/1/29 (b)		1,320,000	1,471,800
7.5% 4/1/28 (b)		725,000	819,250
Getty Images, Inc. 9.75% 3/1/27 (b)		1,090,000	1,081,825
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		420,000	434,175
4.875% 4/11/22 (b)		250,000	259,375
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		445,000	456,125
11.25% 3/1/21 (e)		630,000	0
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		605,000	641,300
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		1,275,000	1,343,595
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)		595,000	605,413
Quebecor Media, Inc. 5.75% 1/15/23		790,000	858,138
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	263,900
5% 8/1/27 (b)		735,000	775,425
5.375% 4/15/25 (b)		620,000	640,634
5.375% 7/15/26 (b)		620,000	658,556
Tegna, Inc. 5% 9/15/29 (b)		650,000	661,375
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,100,000	1,874,906
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	658,050
VTR Finance BV 6.875% 1/15/24 (b)		1,294,000	1,328,776
Ziggo Bond Co. BV 6% 1/15/27 (b)		635,000	669,925
Ziggo BV:
4.875% 1/15/30 (b)		430,000	443,893
5.5% 1/15/27 (b)		1,270,000	1,349,375
			53,015,394
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	968,964
Comcel Trust 6.875% 2/6/24 (b)		900,000	925,875
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	203,219
Intelsat Jackson Holdings SA:
5.5% 8/1/23		810,000	695,822
8.5% 10/15/24 (b)		1,150,000	1,047,455
9.75% 7/15/25 (b)		1,950,000	1,803,750
Millicom International Cellular SA:
6% 3/15/25 (b)		360,000	373,388
6.625% 10/15/26 (Reg. S)		200,000	220,875
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	103,250
6.5% 10/13/26 (b)		230,000	254,438
MTS International Funding Ltd. 5% 5/30/23 (b)		240,000	256,500
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		295,000	314,267
Sprint Corp. 7.625% 3/1/26		540,000	595,512
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	404,172
			8,167,487
TOTAL COMMUNICATION SERVICES			90,951,646
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.5%
Allison Transmission, Inc.:
5% 10/1/24 (b)		635,000	650,081
5.875% 6/1/29 (b)		420,000	459,900
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(c)(e)		183,015	170,204
11% 10/31/24 pay-in-kind (b)(c)(e)		468,000	304,200
11% 10/31/24 pay-in-kind (b)(c)(e)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (b)		840,000	869,925
ZF Europe Finance BV:
2% 2/23/26 (Reg. S)	EUR	3,000,000	3,441,629
3% 10/23/29 (Reg. S)	EUR	1,200,000	1,399,847
			7,379,418
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	116,817
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		680,000	724,625
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		470,000	495,263
Service Corp. International 5.125% 6/1/29		300,000	318,750
			1,538,638
Hotels, Restaurants & Leisure - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		495,000	496,238
4.375% 1/15/28 (b)		680,000	681,700
5% 10/15/25 (b)		3,296,000	3,403,120
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	156,510
FelCor Lodging LP 6% 6/1/25		565,000	590,425
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		1,200,000	1,242,000
8.75% 10/1/25 (b)		1,235,000	1,320,678
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		975,000	1,032,920
5.125% 5/1/26		925,000	973,563
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	950,438
4.875% 4/1/27		435,000	462,188
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	499,938
5% 6/1/24 (b)		475,000	492,219
5.25% 6/1/26 (b)		3,225,000	3,402,375
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		460,000	500,825
MCE Finance Ltd.:
4.875% 6/6/25 (b)		1,502,000	1,542,175
5.25% 4/26/26 (b)		640,000	661,104
5.375% 12/4/29 (b)		435,000	446,281
Merlin Entertainments PLC 5.75% 6/15/26 (b)		615,000	673,425
NagaCorp Ltd. 9.375% 5/21/21 (b)		100,000	105,950
Scientific Games Corp.:
7% 5/15/28 (b)		445,000	476,150
7.25% 11/15/29 (b)		445,000	483,938
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		715,000	740,919
5.5% 4/15/27 (b)		380,000	405,175
Studio City Co. Ltd. 7.25% 11/30/21 (b)		350,000	357,547
Viking Cruises Ltd. 5.875% 9/15/27 (b)		595,000	635,906
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	570,888
Wynn Macau Ltd. 5.125% 12/15/29 (b)		890,000	908,254
Yum! Brands, Inc. 4.75% 1/15/30 (b)		560,000	586,600
			24,799,449
Household Durables - 0.2%
Lennar Corp. 4.75% 11/29/27		620,000	668,050
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	633,738
TRI Pointe Homes, Inc. 5.875% 6/15/24		780,000	848,250
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	390,925
6% 9/1/23		375,000	390,938
			2,931,901
Internet & Direct Marketing Retail - 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		2,055,000	2,173,163
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,605,000	1,631,081
6% 4/1/23		580,000	593,050
6.375% 5/15/25		120,000	123,700
			4,520,994
Specialty Retail - 0.0%
Lithia Motors, Inc. 4.625% 12/15/27 (b)		260,000	267,244
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	481,850
			749,094
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		200,000	15,000
TOTAL CONSUMER DISCRETIONARY			42,051,311
CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	110,873
Food & Staples Retailing - 0.1%
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		525,000	549,938
Performance Food Group, Inc. 5.5% 10/15/27 (b)		680,000	726,750
			1,276,688
Food Products - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,165,000	3,299,513
5.15% 3/15/34		1,414,000	1,580,145
5.375% 3/15/44		2,825,000	3,079,250
JBS Investments II GmbH:
5.75% 1/15/28 (b)		575,000	606,338
7% 1/15/26 (b)		1,020,000	1,109,587
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,275,000	1,319,625
6.75% 2/15/28 (b)		925,000	1,022,134
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		1,085,000	1,165,399
6.5% 4/15/29 (b)		1,550,000	1,722,484
Lamb Weston Holdings, Inc.:
4.625% 11/1/24(b)		425,000	451,031
4.875% 11/1/26 (b)		430,000	455,800
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		925,000	956,108
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,577,250
5.5% 3/1/25 (b)		530,000	555,175
5.5% 12/15/29 (b)		810,000	863,703
5.75% 3/1/27 (b)		405,000	434,363
			21,197,905
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		490,000	509,806
TOTAL CONSUMER STAPLES			23,095,272
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		450,000	467,719
Borets Finance DAC 6.5% 4/7/22 (b)		430,000	445,722
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	566,375
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	630,988
Jonah Energy LLC 7.25% 10/15/25 (b)		930,000	274,350
Nabors Industries, Inc.:
5.1% 9/15/23		845,000	758,726
5.75% 2/1/25		1,028,000	925,200
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		300,000	243,000
NuStar Logistics LP 6% 6/1/26		640,000	676,800
Oceaneering International, Inc. 6% 2/1/28		30,000	29,400
SESI LLC 7.75% 9/15/24		365,000	242,725
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		280,000	333,078
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	217,669
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		415,000	478,417
7.625% 11/7/24 (b)		205,000	237,864
Transocean, Inc.:
7.25% 11/1/25 (b)		590,000	578,200
7.5% 1/15/26 (b)		645,000	636,938
			7,743,171
Oil, Gas & Consumable Fuels - 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)		805,000	700,350
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	92,288
Antero Resources Finance Corp. 5.375% 11/1/21		140,000	133,306
Callon Petroleum Co. 6.125% 10/1/24		225,000	229,262
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	385,643
Chesapeake Energy Corp.:
7% 10/1/24		15,000	9,038
8% 1/15/25		15,000	8,925
11.5% 1/1/25 (b)		1,310,000	1,237,950
Citgo Holding, Inc. 9.25% 8/1/24 (b)		4,945,000	5,303,513
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		1,160,000	1,175,950
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	309,038
Comstock Escrow Corp. 9.75% 8/15/26		3,060,000	2,776,950
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (b)(c)(f)		155,000	153,752
6.5% 5/15/26 (b)		1,695,000	1,589,063
6.875% 6/15/25 (b)		560,000	534,800
Covey Park Energy LLC 7.5% 5/15/25 (b)		580,000	498,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		960,000	973,200
5.75% 4/1/25		250,000	255,625
6.25% 4/1/23		345,000	351,900
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,083,375
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		885,000	823,050
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		2,155,000	1,907,175
9% 5/15/21 (b)		2,385,000	2,307,488
9.25% 3/31/22 (b)		350,000	329,875
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,215,000	2,246,841
EG Global Finance PLC 8.5% 10/30/25 (b)		620,000	657,975
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		505,000	521,413
5.75% 1/30/28 (b)		880,000	925,100
Energy Transfer Equity LP 5.5% 6/1/27		860,000	873,865
EnLink Midstream Partners LP:
4.15% 6/1/25		295,000	277,300
4.4% 4/1/24		160,000	155,216
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(d)		4,756,000	3,400,540
EQT Corp. 3.9% 10/1/27		1,413,000	1,321,627
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		365,000	228,125
Frontera Energy Corp. 9.7% 6/25/23 (b)		510,000	535,181
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	444,075
GeoPark Ltd. 6.5% 9/21/24 (b)		61,000	63,573
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		415,000	429,525
Global Partners LP/GLP Finance Corp. 7% 6/15/23		580,000	597,400
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		795,000	827,504
Hess Midstream Partners LP 5.125% 6/15/28 (b)		595,000	602,438
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	493,155
5.75% 10/1/25 (b)		580,000	565,523
6.25% 11/1/28 (b)		590,000	560,500
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	406,575
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,135,000	1,066,900
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,125,000	1,168,242
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		105,000	114,745
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		935,000	954,284
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		295,000	313,806
MPLX LP 6.375% 5/1/24 (b)		245,000	256,172
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	390,746
5.625% 5/1/27		305,000	327,113
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		200,000	203,250
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		400,000	415,000
Newfield Exploration Co. 5.375% 1/1/26		475,000	514,736
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		625,000	589,063
7.5% 4/15/26 (b)		640,000	619,200
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	155,731
4.875% 8/15/27 (b)		150,000	159,241
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,440,000	1,107,150
Pampa Holding SA 7.375% 7/21/23 (b)		335,000	314,167
Pan American Energy LLC 7.875% 5/7/21 (b)		106,667	110,867
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,758,563
7.25% 6/15/25		1,145,000	1,222,288
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	448,050
PDC Energy, Inc. 6.125% 9/15/24		200,000	202,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,690,000	1,728,870
8.625% 12/1/23 (c)		250,000	278,733
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		560,000	598,920
5.999% 1/27/28		321,000	365,539
6.25% 3/17/24		780,000	874,088
6.9% 3/19/49		175,000	205,406
8.75% 5/23/26		1,260,000	1,618,470
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		634,000	741,186
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		480,000	37,200
6% 5/16/24 (b)(d)		585,000	45,338
6% 11/15/26 (b)(d)		930,000	72,075
12.75% 2/17/22 (b)(d)		110,000	8,525
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.5384% 3/11/22 (c)(f)		325,000	338,613
3.5% 1/30/23		1,030,000	1,036,116
4.875% 1/24/22		280,000	290,238
4.875% 1/18/24		2,210,000	2,327,130
6.5% 6/2/41		465,000	460,931
6.75% 9/21/47		2,153,000	2,171,839
7.69% 1/23/50 (b)		2,453,000	2,687,777
PT Adaro Indonesia 4.25% 10/31/24 (b)		835,000	824,563
Range Resources Corp.:
4.875% 5/15/25		475,000	406,125
5% 3/15/23		1,785,000	1,641,879
Sanchez Energy Corp.:
6.125% 1/15/23 (d)		1,675,000	75,375
7.25% 2/15/23 (b)(d)		1,185,000	770,250
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		175,000	177,406
3.5% 4/16/29 (b)		1,380,000	1,430,888
4.25% 4/16/39 (b)		1,265,000	1,351,969
4.375% 4/16/49 (b)		1,045,000	1,149,500
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		310,000	318,525
SM Energy Co.:
5.625% 6/1/25		380,000	360,685
6.625% 1/15/27		1,900,000	1,867,425
6.75% 9/15/26		250,000	245,000
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	323,200
Southwestern Energy Co.:
4.1% 3/15/22		820,000	802,575
6.2% 1/23/25 (c)		100,000	91,720
7.5% 4/1/26		1,090,000	1,008,250
7.75% 10/1/27		680,000	629,816
SRC Energy, Inc. 6.25% 12/1/25		380,000	382,850
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	475,472
5.5% 2/15/26		595,000	617,313
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	590,000
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	67,941
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		475,000	417,258
Tullow Oil PLC 6.25% 4/15/22 (b)		1,180,000	1,063,844
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		538,029	86,085
Unit Corp. 6.625% 5/15/21		120,000	66,000
W&T Offshore, Inc. 9.75% 11/1/23 (b)		2,005,000	1,912,269
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	289,629
YPF SA:
8.5% 3/23/21 (b)		560,000	554,400
8.5% 6/27/29 (b)		225,000	203,133
8.75% 4/4/24 (b)		2,190,000	2,127,038
			89,930,958
TOTAL ENERGY			97,674,129
FINANCIALS - 5.4%
Banks - 1.1%
Akbank TAS 7.2% 3/16/27 (b)(c)		440,000	428,863
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		205,000	207,306
Banco de Bogota SA 6.25% 5/12/26 (b)		100,000	112,094
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		205,000	215,506
Banco Do Brasil SA:
4.625% 1/15/25 (b)		170,000	177,650
4.875% 4/19/23 (b)		105,000	110,381
Banco Macro SA 6.75% 11/4/26 (b)(c)		910,000	689,609
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		470,000	437,394
BBVA Bancomer SA 7.25% 4/22/20 (b)		210,000	211,575
Biz Finance PLC 9.625% 4/27/22 (b)		420,833	441,875
BTA Bank JSC 5.5% 12/21/22 (b)		455,693	459,680
CBOM Finance PLC 5.55% 2/14/23 (b)		310,000	319,494
Citigroup, Inc. 0.5% 10/8/27 (Reg. S) (c)	EUR	2,096,000	2,328,094
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (c)	EUR	1,905,000	2,245,178
Development Bank of Mongolia 7.25% 10/23/23 (b)		160,000	169,300
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		105,000	110,578
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		295,000	329,755
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	21,900,000	305,215
Fidelity Bank PLC 10.5% 10/16/22 (b)		270,000	302,231
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		810,000	850,500
HBOS PLC 4.5% 3/18/30 (c)	EUR	1,037,000	1,354,822
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		280,000	295,138
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		485,000	483,030
TBC Bank JSC 5.75% 6/19/24 (b)		120,000	123,638
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		580,000	590,875
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		480,000	454,050
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		230,000	230,403
5.5% 4/21/22 (b)		335,000	338,350
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		1,380,000	1,359,300
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	1,146,000	1,499,537
			17,181,421
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	249,214
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,305,738
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	434,600
MSCI, Inc.:
4% 11/15/29 (b)		340,000	344,675
5.25% 11/15/24 (b)		129,000	132,532
5.75% 8/15/25 (b)		365,000	382,794
			2,849,553
Consumer Finance - 2.6%
Ally Financial, Inc.:
8% 11/1/31		16,143,000	22,408,098
8% 11/1/31		823,000	1,127,802
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		310,000	353,981
Navient Corp.:
5.5% 1/25/23		1,685,000	1,798,738
5.875% 10/25/24		2,745,000	2,937,150
6.125% 3/25/24		830,000	900,550
6.5% 6/15/22		470,000	509,363
7.25% 1/25/22		2,650,000	2,879,066
7.25% 9/25/23		285,000	322,059
Springleaf Finance Corp.:
5.375% 11/15/29		500,000	521,900
6.625% 1/15/28		385,000	434,588
6.875% 3/15/25		2,580,000	2,934,750
7.125% 3/15/26		3,405,000	3,936,861
			41,064,906
Disc-Real Estate Inv Trusts - 0.0%
The GEO Group, Inc. 5.125% 4/1/23		515,000	482,813
Diversified Financial Services - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,943,750
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		175,000	188,629
5.25% 5/15/24 (b)		950,000	1,037,001
5.5% 1/15/23 (b)		280,000	301,862
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		820,000	680,344
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		595,000	637,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (b)		1,075,000	1,099,327
6.25% 5/15/26		1,290,000	1,373,850
6.375% 12/15/25		2,785,000	2,920,769
6.75% 2/1/24		535,000	555,063
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	466,875
5% 1/15/28 (b)		455,000	477,750
KfW 1.125% 5/9/33 (Reg. S)	EUR	2,700,000	3,361,499
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		225,000	235,575
5.25% 8/15/22 (b)		485,000	516,719
5.5% 2/15/24 (b)		40,000	43,916
Sparc Em Spc 0% 12/5/22 (b)		126,824	121,753
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		545,000	577,700
Tempo Acquisition LLC 6.75% 6/1/25 (b)		475,000	490,438
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		330,000	328,838
			17,358,683
Insurance - 0.2%
Acrisure LLC 10.125% 8/1/26 (b)		605,000	651,888
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		910,000	878,150
8.125% 2/15/24 (b)		685,000	744,938
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		300,000	321,285
AmWINS Group, Inc. 7.75% 7/1/26 (b)		300,000	331,539
HUB International Ltd. 7% 5/1/26 (b)		595,000	629,213
			3,557,013
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	627,725
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (c)	EUR	1,144,000	1,333,114
TOTAL FINANCIALS			84,455,228
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,983,000	2,277,602
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	330,400
4.625% 2/1/28 (b)		215,000	227,900
NVA Holdings, Inc. 6.875% 4/1/26 (b)		330,000	356,813
Teleflex, Inc. 4.625% 11/15/27		255,000	270,252
			3,462,967
Health Care Providers & Services - 2.5%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,682,000	1,724,050
Centene Corp.:
4.25% 12/15/27 (b)		615,000	632,681
4.625% 12/15/29 (b)		2,150,000	2,265,778
4.75% 1/15/25 (b)		490,000	508,978
5.375% 6/1/26 (b)		1,545,000	1,639,631
Community Health Systems, Inc.:
8% 3/15/26 (b)		3,415,000	3,517,450
8.125% 6/30/24 (b)		3,507,000	2,875,740
8.625% 1/15/24 (b)		2,400,000	2,544,000
9.875% 6/30/23 (b)		1,825,000	1,587,750
Encompass Health Corp.:
5.125% 3/15/23		330,000	335,775
5.75% 11/1/24		662,000	669,448
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	674,495
5.25% 6/15/26		750,000	839,477
5.375% 2/1/25		1,010,000	1,116,888
5.375% 9/1/26		635,000	707,231
5.625% 9/1/28		1,565,000	1,783,474
5.875% 5/1/23		1,925,000	2,127,433
5.875% 2/15/26		2,635,000	2,996,338
5.875% 2/1/29		1,815,000	2,098,594
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		650,000	702,065
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	324,113
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		1,585,000	1,476,031
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	312,244
4.625% 9/1/24 (b)		650,000	677,690
4.875% 1/1/26 (b)		1,625,000	1,702,025
5.125% 5/1/25		305,000	314,150
5.125% 11/1/27 (b)		975,000	1,029,844
6.25% 2/1/27 (b)		955,000	1,027,819
Vizient, Inc. 6.25% 5/15/27 (b)		145,000	155,150
Wellcare Health Plans, Inc.:
5.25% 4/1/25		475,000	494,000
5.375% 8/15/26 (b)		385,000	410,025
			39,270,367
Health Care Technology - 0.1%
IMS Health, Inc. 5% 5/15/27 (b)		640,000	677,027
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		625,000	666,394
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		185,000	188,469
			854,863
Pharmaceuticals - 0.6%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		205,000	212,175
5% 7/15/27 (b)		205,000	214,738
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	1,859,000	2,365,876
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	238,750
3.65% 11/10/21		75,000	73,406
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	44,044
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (b)		745,000	764,661
5.25% 1/30/30 (b)		745,000	772,565
5.5% 11/1/25 (b)		1,573,000	1,643,785
5.75% 8/15/27 (b)		165,000	179,025
7% 1/15/28 (b)		1,280,000	1,408,000
7.25% 5/30/29 (b)		640,000	731,200
8.5% 1/31/27 (b)		1,120,000	1,275,456
			9,923,681
TOTAL HEALTH CARE			54,188,905
INDUSTRIALS - 2.6%
Aerospace & Defense - 1.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	236,837
Bombardier, Inc.:
6.125% 1/15/23 (b)		570,000	584,535
7.5% 12/1/24 (b)		160,000	168,101
7.5% 3/15/25 (b)		2,495,000	2,572,944
7.875% 4/15/27 (b)		1,790,000	1,841,463
BWX Technologies, Inc. 5.375% 7/15/26 (b)		430,000	455,800
DAE Funding LLC 4% 8/1/20 (b)		260,000	261,175
Moog, Inc. 4.25% 12/15/27 (b)		185,000	188,256
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,922,325
TransDigm, Inc.:
5.5% 11/15/27 (b)		5,145,000	5,202,778
6.25% 3/15/26 (b)		955,000	1,033,893
6.375% 6/15/26		3,145,000	3,335,618
6.5% 5/15/25		835,000	868,400
7.5% 3/15/27		960,000	1,050,048
Wolverine Escrow LLC:
8.5% 11/15/24 (b)		745,000	771,075
9% 11/15/26 (b)		1,045,000	1,094,638
13.125% 11/15/27 (b)		595,000	611,363
			22,199,249
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,260,000	1,357,256
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		99,724	102,514
Azul Investments LLP 5.875% 10/26/24 (b)		555,000	575,292
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23		6,598	6,945
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		82,552	90,275
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		186,960	190,376
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		241,380	270,967
Series 2012-2 Class B, 6.75% 12/3/22		131,466	137,986
Series 2013-1 Class B, 5.375% 5/15/23		175,935	183,024
			1,557,379
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		125,000	128,906
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		347,000	351,338
			480,244
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	587,600
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,923,763
5.875% 7/1/25		165,000	174,075
6% 1/1/27		585,000	617,175
IAA Spinco, Inc. 5.5% 6/15/27 (b)		250,000	265,625
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	546,000
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	554,513
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	198,075
The Brink's Co. 4.625% 10/15/27 (b)		620,000	638,600
			5,505,426
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	671,875
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		162,000	170,303
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		1,530,000	69,328
5.25% 6/27/29 (b)(d)		580,000	28,855
7.125% 6/26/42 (b)(d)		1,406,000	63,270
			1,003,631
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	624,594
Vertiv Group Corp. 9.25% 10/15/24 (b)		405,000	435,375
			1,059,969
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		17,000	16,958
6.95% 3/14/26 (b)		220,000	233,475
			250,433
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	169,338
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	477,750
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		510,000	524,219
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (b)		100,000	109,500
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		1,120,000	1,149,053
8% 11/1/26 (b)		1,360,000	1,417,800
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		328,000	340,300
			3,016,653
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 5.25% 10/15/24		490,000	510,825
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	306,285
5.5% 5/15/27		405,000	433,864
			1,250,974
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,141,875	1,094,416
DP World Ltd. 5.625% 9/25/48 (b)		195,000	225,286
			1,319,702
TOTAL INDUSTRIALS			40,172,223
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
HTA Group Ltd. 9.125% 3/8/22 (b)		565,000	583,186
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		665,000	693,263
			1,276,449
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		170,000	177,650
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		1,845,000	1,868,063
Camelot Finance SA 4.5% 11/1/26 (b)		570,000	585,675
CDW LLC/CDW Finance Corp. 5% 9/1/25		335,000	350,075
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	1,432,000	1,696,531
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		500,000	526,250
GTT Communications, Inc. 7.875% 12/31/24 (b)		30,000	22,641
			5,049,235
Semiconductors & Semiconductor Equipment - 0.0%
Qorvo, Inc. 5.5% 7/15/26		300,000	319,500
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	630,338
			949,838
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (b)		210,000	220,500
6.875% 8/1/25 (b)		630,000	661,500
CDK Global, Inc. 5.875% 6/15/26		225,000	240,363
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	996,675
Fair Isaac Corp. 4% 6/15/28 (b)		580,000	584,350
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	233,719
Nortonlifelock, Inc. 5% 4/15/25 (b)		530,000	541,276
Open Text Corp. 5.875% 6/1/26 (b)		465,000	497,550
Parametric Technology Corp. 6% 5/15/24		190,000	198,313
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		875,000	872,813
10.5% 2/1/24 (b)		1,087,000	1,005,475
			6,052,534
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		485,000	516,525
6.125% 9/1/29 (b)		485,000	526,283
			1,042,808
TOTAL INFORMATION TECHNOLOGY			14,548,514
MATERIALS - 2.6%
Chemicals - 0.5%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		375,000	398,438
Element Solutions, Inc. 5.875% 12/1/25 (b)		945,000	988,706
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	318,330
Neon Holdings, Inc. 10.125% 4/1/26 (b)		635,000	631,825
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	795,025
5.25% 6/1/27 (b)		660,000	678,150
OCI NV:
5.25% 11/1/24 (b)		895,000	928,563
6.625% 4/15/23 (b)		270,000	281,475
OCP SA 6.875% 4/25/44 (b)		95,000	121,036
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,055,000	1,056,978
SABIC Capital II BV 4% 10/10/23 (b)		560,000	588,980
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	476,027
The Chemours Co. LLC 5.375% 5/15/27		110,000	97,350
Valvoline, Inc. 5.5% 7/15/24		230,000	238,625
			7,599,508
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	205,250
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		215,000	234,888
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	267,150
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	313,125
			1,020,413
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		595,000	615,200
Cascades, Inc.:
5.125% 1/15/26 (b)		300,000	308,250
5.375% 1/15/28 (b)		300,000	308,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,436,875
7.5% 12/15/96		160,000	176,400
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		975,000	1,035,938
10.5% 7/15/27 (b)		650,000	664,430
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		375,000	395,156
8.5% 8/15/27 (b)		645,000	717,563
			5,658,062
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	216,500
6.75% 9/30/24 (b)		430,000	452,399
7% 9/30/26 (b)		355,000	387,412
Aleris International, Inc. 6% 6/1/20(b)(e)		1,759	1,759
Algoma Steel SCA 0% 12/31/23 (e)		102,200	77,672
ArcelorMittal SA 1.75% 11/19/25 (Reg. S)	EUR	1,788,000	2,033,634
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		300,000	308,981
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	633,144
5.75% 3/1/25		160,000	157,900
5.875% 6/1/27 (b)		960,000	921,600
Commercial Metals Co. 5.75% 4/15/26		460,000	480,700
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		1,305,000	1,386,563
CSN Resources SA:
6.5% 7/21/20 (b)		593,000	601,339
7.625% 2/13/23 (b)		1,500,000	1,600,313
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		440,000	440,960
6.875% 3/1/26 (b)		1,265,000	1,278,039
7.25% 4/1/23 (b)		1,655,000	1,713,753
7.5% 4/1/25 (b)		740,000	759,680
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		485,000	497,125
4.75% 5/15/22 (b)		405,000	418,163
5.125% 3/15/23 (b)		650,000	686,563
5.125% 5/15/24 (b)		495,000	525,938
Freeport-McMoRan, Inc. 5.45% 3/15/43		280,000	289,800
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		225,000	228,375
5.125% 5/15/24 (b)		100,000	106,750
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		485,000	499,928
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	369,250
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		595,000	610,470
Metinvest BV 7.75% 4/23/23 (b)		1,376,000	1,443,080
Mineral Resources Ltd. 8.125% 5/1/27 (b)		960,000	1,053,600
Murray Energy Corp.:
11.25% 4/15/21 (b)(d)		490,000	5
12% 4/15/24 pay-in-kind (b)(c)(d)		548,100	5
Polyus Finance PLC 5.25% 2/7/23 (b)		225,000	239,906
POSCO 4% 8/1/23 (b)		270,000	282,375
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		985,000	1,018,244
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,285,000	1,313,913
United States Steel Corp. 6.25% 3/15/26		615,000	525,887
Usiminas International SARL 5.875% 7/18/26 (b)		245,000	255,106
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,905,000	1,865,114
8.25% 6/7/21 (b)		85,000	88,267
			25,770,212
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	234,000
Mercer International, Inc. 7.375% 1/15/25		650,000	699,693
NewPage Corp. 3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (c)(d)(e)(f)		90,000	0
			933,693
TOTAL MATERIALS			40,981,888
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,661,307
Iron Mountain, Inc. 4.875% 9/15/29 (b)		1,300,000	1,320,540
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		970,000	999,100
5% 10/15/27		1,295,000	1,372,700
5.25% 8/1/26		390,000	412,012
6.375% 3/1/24		195,000	202,794
The GEO Group, Inc.:
5.875% 10/15/24		330,000	299,475
6% 4/15/26		511,000	453,513
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,140,000	1,174,200
4.625% 12/1/29 (b)		650,000	679,250
			8,574,891
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	693,263
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	82,344
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		65,000	70,200
5.875% 6/15/27 (b)		495,000	544,500
			1,390,307
TOTAL REAL ESTATE			9,965,198
UTILITIES - 1.6%
Electric Utilities - 1.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		365,000	370,019
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		2,631,000	2,634,289
5.75% 1/26/21 (Reg. S)		600,000	600,750
6.75% 8/6/23 (b)		450,000	457,875
7.125% 2/11/25 (b)		375,000	382,969
Lamar Funding Ltd. 3.958% 5/7/25 (b)		50,000	48,750
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		415,000	431,600
4.5% 9/15/27 (b)		290,000	302,325
Pacific Gas & Electric Co.:
3.5% 10/1/20 (d)		303,000	303,758
3.75% 8/15/42 (d)		555,000	555,000
3.95% 12/1/47 (d)		2,880,000	2,857,824
4% 12/1/46 (d)		1,315,000	1,305,138
4.25% 3/15/46 (d)		125,000	126,250
4.3% 3/15/45 (d)		315,000	319,725
5.8% 3/1/37 (d)		693,000	722,453
6.05% 3/1/34 (d)		2,110,000	2,210,225
Pampa Holding SA 7.5% 1/24/27 (b)		195,000	165,689
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,220,000	1,274,876
5.5% 9/1/26 (b)		820,000	869,200
5.625% 2/15/27 (b)		1,495,000	1,575,356
			17,514,071
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	231,195
8% 3/1/32		335,000	484,743
			715,938
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 4.25% 7/15/24 (b)		650,000	676,813
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,887,900
6.625% 1/15/27		1,345,000	1,459,325
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	303,481
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	329,430
4.75% 1/15/30 (b)		600,000	610,500
5% 1/31/28 (b)		320,000	338,339
The AES Corp. 4.5% 3/15/23		260,000	266,500
			5,872,288
TOTAL UTILITIES			24,102,297

TOTAL NONCONVERTIBLE BONDS			522,186,611

TOTAL CORPORATE BONDS
(Cost $508,523,505)			523,593,201

U.S. Government and Government Agency Obligations - 17.5%
U.S. Government Agency Obligations - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,021,806
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$173,430
5.375% 4/1/56		302,000	457,165

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			1,652,401

U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds:
2.375% 11/15/49		3,088,000	3,074,123
2.5% 2/15/45		17,524,000	17,857,812
2.875% 5/15/49		1,000,000	1,102,088
3% 2/15/48		472,000	529,991
3% 2/15/49		18,291,000	20,611,000
4.75% 2/15/37 (g)(h)		8,126,000	11,169,431
6.25% 8/15/23 (g)		2,249,000	2,611,052
U.S. Treasury Notes:
1.375% 4/30/20		2,787,000	2,784,381
1.375% 8/31/23		500,000	495,012
1.5% 7/15/20		1,668,000	1,666,951
1.5% 8/31/21		2,000,000	1,996,416
1.5% 9/30/21		10,516,000	10,497,337
1.5% 9/30/24		2,995,000	2,967,217
1.5% 10/31/24		1,180,000	1,169,039
1.625% 7/31/20		1,500,000	1,499,928
1.625% 8/31/22		4,833,000	4,834,578
1.625% 5/31/23		760,000	759,504
1.625% 9/30/26		8,282,000	8,173,506
1.625% 11/30/26		5,188,000	5,116,104
1.625% 8/15/29		2,200,000	2,141,527
1.75% 7/31/21		1,475,000	1,478,273
2% 9/30/20		3,047,000	3,054,754
2% 8/15/25		768,000	777,708
2% 11/15/26		8,354,000	8,440,853
2.125% 12/31/22		553,000	561,101
2.125% 3/31/24		5,843,000	5,946,525
2.125% 7/31/24		9,671,000	9,850,134
2.125% 5/15/25		1,911,000	1,948,425
2.25% 2/29/20		1,000,000	1,000,917
2.25% 3/31/21		800,000	806,000
2.25% 4/30/21		1,350,000	1,361,211
2.25% 7/31/21		1,379,000	1,392,634
2.25% 4/30/24		3,531,000	3,612,825
2.25% 12/31/24		8,414,000	8,629,794
2.25% 3/31/26		3,329,000	3,417,004
2.375% 4/15/21		9,090,000	9,176,416
2.375% 5/15/29		1,325,000	1,376,113
2.5% 12/31/20		15,611,000	15,740,111
2.5% 1/31/21		2,753,000	2,777,988
2.5% 2/28/21		5,080,000	5,129,013
2.5% 1/15/22		27,856,000	28,351,070
2.5% 1/31/24		630,000	650,212
2.5% 2/28/26		8,215,000	8,551,916
2.625% 8/31/20		5,000,000	5,031,931
2.625% 12/31/23		8,827,000	9,148,958
2.625% 2/15/29		5,072,000	5,371,405
2.75% 9/30/20		9,640,000	9,717,250
2.75% 6/30/25		6,174,000	6,496,897
2.875% 11/30/25		3,892,000	4,130,777
3.125% 11/15/28		1,580,000	1,736,062

TOTAL U.S. TREASURY OBLIGATIONS			266,721,274

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.0676% 12/7/20 (NCUA Guaranteed) (c)(f)		65,892	65,872
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.1631% 1/8/20 (NCUA Guaranteed) (c)(f)		76,445	76,512
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,470,553

TOTAL OTHER GOVERNMENT RELATED			3,612,937

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $262,705,510)			271,986,612

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.365% 3.693% 10/1/35 (c)(f)		752	781
12 month U.S. LIBOR + 1.490% 4.233% 1/1/35 (c)(f)		3,360	3,482
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (c)(f)		586	611
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(f)		1,395	1,445
12 month U.S. LIBOR + 1.610% 4.26% 3/1/33 (c)(f)		2,292	2,379
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (c)(f)		2,689	2,826
12 month U.S. LIBOR + 1.650% 4.346% 11/1/36 (c)(f)		880	918
12 month U.S. LIBOR + 1.710% 4.585% 6/1/42 (c)(f)		6,546	6,760
12 month U.S. LIBOR + 1.730% 4.647% 7/1/35 (c)(f)		5,100	5,314
12 month U.S. LIBOR + 1.760% 4.705% 2/1/37 (c)(f)		8,503	8,859
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (c)(f)		10,191	10,654
12 month U.S. LIBOR + 1.800% 4.708% 1/1/42 (c)(f)		23,503	24,306
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (c)(f)		6,112	6,364
12 month U.S. LIBOR + 1.810% 4.894% 2/1/42 (c)(f)		25,124	26,023
12 month U.S. LIBOR + 1.818% 4.068% 9/1/41 (c)(f)		4,362	4,558
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (c)(f)		3,733	3,879
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(f)		456	477
12 month U.S. LIBOR + 1.885% 4.926% 4/1/36 (c)(f)		7,281	7,628
12 month U.S. LIBOR + 1.890% 4.768% 8/1/35 (c)(f)		3,087	3,230
6 month U.S. LIBOR + 1.550% 3.865% 9/1/33 (c)(f)		7,673	7,931
3% 5/1/33 to 7/1/33		574,137	591,914
3.5% 7/1/32		952,318	993,666
4% 5/1/29		569,797	594,433
4.5% 11/1/25		99,275	103,106
5.5% 12/1/39 to 5/1/44		1,753,425	1,956,212
6% to 6% 1/1/34 to 6/1/36		210,199	239,980
6.5% 5/1/26 to 8/1/36		202,783	232,472

TOTAL FANNIE MAE			4,840,208

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.320% 3.832% 1/1/36 (c)(f)		1,706	1,760
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(f)		1,508	1,571
12 month U.S. LIBOR + 1.665% 4.79% 7/1/36 (c)(f)		121,775	126,482
12 month U.S. LIBOR + 1.750% 4.006% 9/1/41 (c)(f)		59,127	61,301
12 month U.S. LIBOR + 1.790% 4.109% 4/1/37 (c)(f)		1,929	2,016
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (c)(f)		2,561	2,660
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (c)(f)		37,124	38,552
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(f)		5,166	5,397
12 month U.S. LIBOR + 1.880% 4.443% 10/1/42 (c)(f)		31,808	33,149
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(f)		5,113	5,324
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (c)(f)		8,645	9,004
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(f)		6,803	7,142
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (c)(f)		7,748	8,060
12 month U.S. LIBOR + 2.045% 4.784% 7/1/36 (c)(f)		2,761	2,898
6 month U.S. LIBOR + 1.445% 3.695% 3/1/35 (c)(f)		937	968
6 month U.S. LIBOR + 1.660% 3.915% 1/1/37 (c)(f)		3,593	3,734
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(f)		1,522	1,577
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(f)		2,713	2,820
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(f)		724	754
6 month U.S. LIBOR + 1.840% 4.078% 10/1/36 (c)(f)		7,630	7,960
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (c)(f)		3,970	4,134
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (c)(f)		2,681	2,797
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (c)(f)		3,605	3,763
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (c)(f)		1,393	1,454
6 month U.S. LIBOR + 2.040% 4.349% 6/1/37 (c)(f)		2,098	2,190
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (c)(f)		557	583
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (c)(f)		6,594	6,913
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(f)		4,352	4,588
3% 4/1/33 to 11/1/33		1,768,422	1,823,777
3.5% 7/1/32		340,060	355,034
6% 1/1/24		27,600	28,994
6.5% 9/1/21 to 3/1/22		3,490	3,601

TOTAL FREDDIE MAC			2,560,957

Ginnie Mae - 0.9%
6% 6/15/36		176,869	200,782
3.5% 8/20/42 to 8/20/47		3,623,644	3,797,320
4% 3/20/47 to 7/20/47		1,789,083	1,869,006
4.5% 6/20/48		6,546,846	6,896,862
4.537% 2/20/62 (c)(i)		20,528	20,681
4.58% 2/20/62 (c)(i)		1,419	1,427
5% 4/20/48		1,040,801	1,117,576
5.025% 1/20/62 (c)(i)		14,625	14,778
5.47% 8/20/59 (c)(i)		414	445

TOTAL GINNIE MAE			13,918,877

Uniform Mortgage Backed Securities - 0.3%
3% 1/1/50 (j)		2,500,000	2,535,175
3% 1/1/50 (j)		2,500,000	2,535,175

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			5,070,350

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,172,796)			26,390,392

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.0256% 6/28/23(b)(c)(f)
(Cost $870,020)		$873,526	$866,885

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.722% 6/25/36 (c)(f)		179,713	181,695
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		9,420	10,257
Series 2005-19 Class PA, 5.5% 7/25/34		7,427	7,461
Series 2005-64 Class PX, 5.5% 6/25/35		35,095	37,214
Series 2005-68 Class CZ, 5.5% 8/25/35		241,712	271,427
Series 2010-118 Class PB, 4.5% 10/25/40		159,753	172,613
Series 2012-149:
Class DA, 1.75% 1/25/43		71,366	70,492
Class GA, 1.75% 6/25/42		74,650	73,524
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		25,305	26,197
Series 2004-52 Class KZ, 5.5% 7/25/34		429,314	477,328
Series 2004-91 Class Z, 5% 12/25/34		151,096	164,661
Series 2005-117 Class JN, 4.5% 1/25/36		11,829	12,670
Series 2005-14 Class ZB, 5% 3/25/35		62,970	68,627
Series 2006-72 Class CY, 6% 8/25/26		23,947	25,565
Series 2009-59 Class HB, 5% 8/25/39		85,388	93,068
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		65,919	4,668
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.712% 3/25/36 (c)(f)		114,430	116,433
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		4,799	47
Series 2011-67 Class AI, 4% 7/25/26 (k)		20,938	1,438
Series 2012-27 Class EZ, 4.25% 3/25/42		385,619	422,879
Series 2016-26 Class CG, 3% 5/25/46		573,679	587,004
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6398% 2/15/33 (c)(f)		53,901	54,701
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.1398% 3/15/34 (c)(f)		75,787	75,759
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,126	1,225
Series 2996 Class MK, 5.5% 6/15/35		2,122	2,299
Series 3415 Class PC, 5% 12/15/37		24,899	27,143
Series 3857 Class ZP, 5% 5/15/41		196,430	233,477
Series 4135 Class AB, 1.75% 6/15/42		56,317	55,673
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		348,884	392,080
Series 2303 Class ZV, 6% 4/15/31		3,192	3,506
Series 2877 Class ZD, 5% 10/15/34		187,777	204,738
Series 3745 Class KV, 4.5% 12/15/26		298,988	314,853
Series 3843 Class PZ, 5% 4/15/41		172,688	201,222
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		159,688	165,022
Series 4341 Class ML, 3.5% 11/15/31		308,056	322,553
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.2646% 7/20/37 (c)(f)		38,685	38,738
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.2446% 1/20/38 (c)(f)		9,815	9,828
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.6246% 8/20/38 (c)(f)		65,372	66,241
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.6646% 9/20/38 (c)(f)		51,072	52,054
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3398% 11/16/39 (c)(f)		43,266	43,472
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.2698% 12/16/39 (c)(f)		32,402	32,500
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.0295% 7/20/60 (c)(f)(i)		313,444	311,609
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0743% 9/20/60 (c)(f)(i)		374,764	372,450
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0743% 8/20/60 (c)(f)(i)		383,434	381,139
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1543% 12/20/60 (c)(f)(i)		179,792	178,999
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 12/20/60 (c)(f)(i)		209,639	209,411
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 2/20/61 (c)(f)(i)		365,069	364,779
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2643% 2/20/61 (c)(f)(i)		513,543	513,032
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2743% 4/20/61 (c)(f)(i)		170,833	170,639
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2743% 5/20/61 (c)(f)(i)		225,457	225,181
Class FC, 1 month U.S. LIBOR + 0.500% 2.2743% 5/20/61 (c)(f)(i)		195,448	195,223
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3043% 6/20/61 (c)(f)(i)		231,426	231,319
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3743% 10/20/61 (c)(f)(i)		268,501	268,782
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4743% 11/20/61 (c)(f)(i)		250,537	251,340
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4743% 1/20/62 (c)(f)(i)		157,066	157,565
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4043% 1/20/62 (c)(f)(i)		237,703	238,105
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4043% 3/20/62 (c)(f)(i)		148,377	148,426
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4243% 5/20/61 (c)(f)(i)		6,326	6,336
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.3743% 8/20/63 (c)(f)(i)		150,316	150,416
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2743% 6/20/64 (c)(f)(i)		1,177,232	1,175,868
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0543% 5/20/63 (c)(f)(i)		25,986	25,918
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9743% 4/20/63 (c)(f)(i)		30,750	30,615
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1743% 12/20/62 (c)(f)(i)		27,231	27,192
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.0146% 10/20/47 (c)(f)		388,917	385,102
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.0646% 5/20/48 (c)(f)		474,972	471,338
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.0646% 6/20/48 (c)(f)		550,786	546,412
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.2146% 8/20/49 (c)(f)		3,070,353	3,058,857
Series2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.2146% 9/20/49 (c)(f)		1,282,875	1,279,682
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	682,974
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		45,911	3,815
Series 2017-134 Class BA, 2.5% 11/20/46		77,140	77,832
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	499,236
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)		47,678	47,498
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)		438,809	442,245
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)		1,099,232	1,109,887
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)		235,207	236,304
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2743% 9/20/62 (c)(f)(i)		139,745	139,709
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.4243% 11/20/65 (c)(f)(i)		23,321	23,329
Series 2017-139 Class BA, 3% 9/20/47		1,051,945	1,063,354
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)		1,419,189	1,475,269
Series 2004-22 Class M1, 5.5% 4/20/34		54,336	69,237
Series 2010-169 Class Z, 4.5% 12/20/40		432,135	475,744
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)		8,963	9,086
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)		58,559	60,721
Series 2010-H17 Class XP, 5.31% 7/20/60 (c)(i)		13,592	13,753
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)		36,552	36,734
Series 2010-H22 Class LA, 3.75% 10/20/60 (i)		70,901	70,812
Series 2010-H28 Class KA, 3.75% 12/20/60 (i)		300,047	300,160
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		29,189	996
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.3138% 4/20/39 (c)(l)		95,596	98,113
Class ST, 8.800% - 1 month U.S. LIBOR 6.4472% 8/20/39 (c)(l)		340,705	352,495
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)		335,558	334,221
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)		609,410	607,528
Series 2013-H08 Class MA, 3% 3/20/63 (i)		724,021	725,512
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)		205,116	205,088
Series 2015-H21:
Class HA, 2.5% 6/20/63 (i)		160,768	160,635
Class JA, 2.5% 6/20/65 (i)		50,153	50,140
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)		328,230	327,040
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.07% 5/20/66 (c)(f)(i)		855,181	854,889
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.92% 8/20/66 (c)(f)(i)		1,033,095	1,030,063
Series 2090-118 Class XZ, 5% 12/20/39		864,680	975,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,029,679)			29,058,376

Commercial Mortgage Securities - 0.2%
Freddie Mac:
sequential payer:
Series 2019-K103 Class A2, 2.651% 12/25/51		700,000	713,835
Series K006 Class A2, 4.251% 1/25/20		65,553	65,441
Series 2018-K081 Class A2, 3.9% 8/25/28		700,000	774,872
Series K086 Class A2, 3.859% 11/25/28		700,000	773,472
Series K090 Class A2, 3.422% 2/25/29		800,000	860,052
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,220,036)			3,187,672

Foreign Government and Government Agency Obligations - 16.0%
Angola Republic 9.5% 11/12/25 (b)		325,000	379,742
Arab Republic of Egypt:
5.577% 2/21/23 (b)		110,000	114,923
6.125% 1/31/22 (b)		1,295,000	1,345,181
6.2004% 3/1/24 (b)		255,000	274,763
7.0529% 1/15/32 (b)		200,000	209,688
7.5% 1/31/27 (b)		2,850,000	3,173,297
7.6003% 3/1/29 (b)		1,180,000	1,290,256
7.903% 2/21/48 (b)		335,000	350,913
8.5% 1/31/47 (b)		580,000	643,981
8.7002% 3/1/49 (b)		100,000	111,656
Argentine Republic:
5.625% 1/26/22		2,540,000	1,320,006
6.875% 4/22/21		4,595,000	2,462,633
7.5% 4/22/26		4,995,000	2,580,230
8.75% 5/7/24		187,515	72,065
Australian Commonwealth:
1.75% 11/21/20	AUD	6,935,000	4,901,371
2.75% 11/21/29 REGS	AUD	3,100,000	2,450,693
3% 3/21/47	AUD	1,250,000	1,062,646
Azerbaijan Republic 4.75% 3/18/24 (b)		320,000	342,400
Bahamian Republic 6% 11/21/28 (b)		180,000	200,250
Bahrain Kingdom 5.5% 3/31/20 (b)		175,000	175,875
Barbados Government:
6.5% 2/1/21 (b)		55,000	53,144
6.5% 10/1/29 (b)		25,000	24,430
Belarus Republic:
6.875% 2/28/23 (b)		955,000	1,019,761
7.625% 6/29/27 (b)		105,000	119,175
Bermuda Government:
3.717% 1/25/27 (b)		265,000	279,078
4.75% 2/15/29 (b)		550,000	623,219
Brazilian Federative Republic:
4.75% 1/14/50		855,000	849,389
5.625% 1/7/41		170,000	190,400
5.625% 2/21/47		300,000	339,563
8.25% 1/20/34		1,295,000	1,788,314
10% 1/1/23	BRL	1,665,000	460,192
Buenos Aires Province:
10.875% 1/26/21 (b)		833,333	575,000
10.875% 1/26/21 (Reg. S)		1,043,333	719,900
Buoni del Tesoro Poliennali:
3% 8/1/29	EUR	3,800,000	4,909,075
3.85% 9/1/49 (b)	EUR	1,400,000	2,032,238
Cameroon Republic 9.5% 11/19/25 (b)		1,265,000	1,417,591
Canadian Government:
1.5% 9/1/24	CAD	12,110,000	9,248,289
2.75% 12/1/48	CAD	1,100,000	1,035,739
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	386,000
8.95% 2/19/21 (b)		469,000	471,345
Costa Rican Republic 4.25% 1/26/23 (b)		420,000	423,544
Danish Kingdom 1.75% 11/15/25	DKK	9,800,000	1,658,487
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		30,000	29,680
6.25% 10/4/20 (b)		550,000	557,219
6.25% 7/27/21 (b)		120,000	121,913
6.85% 3/14/24 (b)		120,000	121,679
Dominican Republic:
5.95% 1/25/27 (b)		200,000	220,688
6% 7/19/28 (b)		290,000	322,353
6.4% 6/5/49 (b)		170,000	186,150
6.85% 1/27/45 (b)		190,000	216,838
6.875% 1/29/26 (b)		295,000	337,683
7.45% 4/30/44 (b)		590,000	712,241
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,750,000	6,571,469
0.25% 7/15/29(Reg. S) (b)	EUR	6,400,000	7,387,688
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		775,000	817,867
6.375% 1/18/27 (b)		650,000	694,484
7.1246% 1/20/50 (b)		220,000	234,644
7.625% 9/21/34 (b)		160,000	177,000
7.65% 6/15/35 (Reg. S)		100,000	113,969
7.75% 1/24/23 (b)		160,000	175,750
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		595,000	580,311
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		385,000	390,534
French Government 0% 2/25/20	EUR	1,650,000	1,852,286
German Federal Republic:
0% 6/12/20	EUR	563,433	633,798
0% 4/5/24	EUR	16,630,000	19,065,189
0.25% 2/15/29	EUR	15,854,575	18,563,482
1.25% 8/15/48	EUR	580,000	816,668
Ghana Republic:
7.875% 3/26/27 (b)		275,000	287,375
8.125% 1/18/26 (b)		330,000	355,884
Guatemalan Republic 4.9% 6/1/30 (b)		110,000	118,044
Indonesian Republic:
4.35% 1/11/48		400,000	441,125
5.125% 1/15/45 (b)		585,000	698,527
5.25% 1/17/42 (b)		355,000	427,331
5.95% 1/8/46 (b)		265,000	352,284
6.75% 1/15/44 (b)		250,000	359,063
7.75% 1/17/38 (b)		690,000	1,036,725
8.5% 10/12/35 (Reg. S)		700,000	1,101,248
Islamic Republic of Pakistan 8.25% 4/15/24(b)		95,000	105,688
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,392,611
5.5% 12/4/23		1,628,000	1,853,302
Ivory Coast 5.75% 12/31/32		1,055,925	1,055,595
Jamaican Government:
6.75% 4/28/28		130,000	154,294
7.875% 7/28/45		160,000	216,400
Japan Government:
0.1% 9/20/24	JPY	1,073,300,000	9,981,379
0.1% 9/20/29	JPY	2,220,500,000	20,666,560
0.4% 3/20/56	JPY	56,350,000	512,359
0.9% 6/20/22	JPY	507,000,000	4,784,759
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,237,089
6.125% 1/29/26 (b)		200,000	214,500
Kazakhstan Republic 6.5% 7/21/45 (b)		75,000	110,438
Kingdom of Norway 3.75% 5/25/21 (b)	NOK	5,500,000	647,273
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		310,000	343,325
4.625% 10/4/47 (b)		290,000	326,395
5.25% 1/16/50 (b)		435,000	541,303
Lebanese Republic:
5.8% 4/14/20		660,000	537,075
6.15% 6/19/20		80,000	62,725
6.375% 3/9/20		1,895,000	1,641,544
Mendoza Province 8.375% 5/19/24 (b)		80,000	54,400
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		2,200,000	2,629,000
5.1% 3/28/35(Reg. S)		800,000	956,000
5.25% 6/23/47 (b)		2,000,000	2,500,000
5.25% 6/23/47(Reg. S)		400,000	500,000
5.625% 4/4/42 (b)		400,000	524,500
7.25% 5/10/34	RUB	36,725,000	636,611
7.6% 7/20/22	RUB	33,970,000	572,391
8.15% 2/3/27	RUB	36,570,000	658,765
Mongolian People's Republic 8.75% 3/9/24 (b)		95,000	108,122
Moroccan Kingdom:
4.25% 12/11/22 (b)		540,000	569,363
5.5% 12/11/42 (b)		70,000	85,641
New Zealand Government 6% 5/15/21	NZD	1,050,000	753,080
Papua New Guinea 8.375% 10/4/28 (b)		300,000	317,250
Peruvian Republic 4% 3/7/27 (e)(m)		570,000	570,870
Plurinational State of Bolivia 5.95% 8/22/23 (b)		100,000	107,281
Portuguese Republic 2.25% 4/18/34 (b)	EUR	1,260,000	1,687,954
Province of Santa Fe 7% 3/23/23 (b)		1,220,000	976,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,860,000	1,408,950
7.45% 9/1/24 (b)		775,000	534,169
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,550,000	2,502,188
Republic of Kenya 6.875% 6/24/24 (b)		300,000	324,094
Republic of Nigeria:
6.375% 7/12/23 (b)		200,000	213,438
6.5% 11/28/27 (b)		430,000	439,272
6.75% 1/28/21 (b)		90,000	93,403
7.625% 11/21/25 (b)		930,000	1,027,650
Republic of Paraguay 5.4% 3/30/50 (b)		60,000	68,963
Republic of Singapore 3.25% 9/1/20	SGD	4,750,000	3,570,225
Romanian Republic 5.125% 6/15/48 (b)		260,000	298,350
Rwanda Republic 6.625% 5/2/23 (b)		445,000	475,316
South African Republic 4.875% 4/14/26		65,000	67,681
State of Qatar:
4% 3/14/29 (b)		350,000	391,234
4.817% 3/14/49 (b)		955,000	1,181,216
5.103% 4/23/48 (b)		920,000	1,182,200
9.75% 6/15/30 (b)		375,000	616,172
Sultanate of Oman:
3.875% 3/8/22 (b)		440,000	446,050
4.75% 6/15/26 (b)		350,000	355,359
5.375% 3/8/27 (b)		100,000	103,219
5.625% 1/17/28 (b)		50,000	51,750
6.75% 1/17/48 (b)		245,000	246,761
Sweden Kingdom 5% 12/1/20	SEK	25,900,000	2,899,581
Switzerland Confederation 2.25% 7/6/20(Reg. S)	CHF	3,400,000	3,567,154
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		230,000	234,600
5.625% 12/5/22 (b)		160,000	163,800
Turkish Republic:
3.25% 3/23/23		405,000	389,306
5.125% 3/25/22		3,960,000	4,052,813
5.625% 3/30/21		740,000	761,506
5.75% 5/11/47		635,000	561,578
6.25% 9/26/22		3,855,000	4,027,270
6.35% 8/10/24		270,000	282,234
7.25% 12/23/23		610,000	658,991
7.375% 2/5/25		330,000	360,628
Ukraine Government:
1.471% 9/29/21		1,600,000	1,593,711
7.375% 9/25/32 (b)		355,000	378,630
7.75% 9/1/20 (b)		2,870,000	2,948,925
7.75% 9/1/21 (b)		5,108,000	5,401,710
7.75% 9/1/22 (b)		661,000	710,575
7.75% 9/1/23 (b)		310,000	335,963
7.75% 9/1/24 (b)		605,000	658,543
7.75% 9/1/26 (b)		255,000	277,950
7.75% 9/1/27 (b)		210,000	229,425
United Kingdom, Great Britain and Northern Ireland 4.75% 3/7/20	GBP	4,850,000	6,471,065
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	3,529,282	6,728,288
United Mexican States:
5.75% 10/12/2110		715,000	845,488
6.05% 1/11/40		1,895,000	2,464,092
6.5% 6/9/22	MXN	14,560,000	766,214
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(n)		1,251	1,251
9.25% 9/15/27 (d)		2,395,000	275,425
11.95% 8/5/31 (Reg. S) (d)		1,090,000	125,350
12.75% 8/23/22 (d)		190,000	21,850
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(f)		75,000	75,480
5.5% 3/12/28		1,978,000	1,955,748
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $249,772,058)			249,580,277

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR	35,500,000	495,687
European Financial Stability Facility 0.875% 4/10/35 (Reg. S)	EUR	1,447,000	1,725,732
European Investment Bank 0.05% 10/13/34 (Reg. S)	EUR	2,734,000	2,928,204
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,303,338)			5,149,623
		Shares	Value

Common Stocks - 5.2%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (o)		1,600	2,143,024
Facebook, Inc. Class A (o)		7,800	1,600,950
			3,743,974
Media - 0.2%
Altice U.S.A., Inc. Class A (o)		56,000	1,531,040
iHeartMedia, Inc. warrants 5/1/39 (o)		5,655	95,572
Nexstar Broadcasting Group, Inc. Class A		12,200	1,430,450
			3,057,062
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (o)		30,200	2,368,284

TOTAL COMMUNICATION SERVICES			9,169,320

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(o)		1,921	18,595
Exide Technologies (e)(p)		31,463	280,335
Exide Technologies (e)(o)		2,115	2,115
Exide Technologies (e)(o)		7,052	0
UC Holdings, Inc. (e)(o)		33,750	822,150
			1,123,195
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		41,400	1,239,516
Eldorado Resorts, Inc. (o)		7,600	453,264
Melco Crown Entertainment Ltd. sponsored ADR		56,087	1,355,623
MGM Mirage, Inc.		21,600	718,632
Penn National Gaming, Inc. (o)		44,100	1,127,196
Restaurant Brands International, Inc.		14,300	911,597
Royal Caribbean Cruises Ltd.		6,000	801,060
Studio City International Holdings Ltd. ADR (o)		11,100	219,225
			6,826,113
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (o)		400	739,136

TOTAL CONSUMER DISCRETIONARY			8,688,444

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Performance Food Group Co. (o)		300	15,444
Southeastern Grocers, Inc. (e)(o)		9,431	356,775
			372,219
Food Products - 0.2%
Darling International, Inc. (o)		40,100	1,126,008
JBS SA		288,600	1,850,966
Reddy Ice Holdings, Inc. (e)(o)		5,683	0
Reddy Ice Holdings, Inc. (e)		2,286	365
			2,977,339

TOTAL CONSUMER STAPLES			3,349,558

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		6,562	1,641
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (o)(q)		5,029	8,851
Goodrich Petroleum Corp. (o)		4,211	42,278
Harvest Oil & Gas Corp.		13,350	85,440
MEG Energy Corp. (o)		77,100	438,773
Ultra Petroleum Corp. warrants 7/14/25 (o)		10,710	0
VNR Finance Corp. (e)(o)		4,091	0
VNR Finance Corp. (b)(e)(o)		19,701	0
			575,342

TOTAL ENERGY			576,983

FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp.		36,200	1,274,964
JPMorgan Chase & Co.		10,000	1,394,000
			2,668,964
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (o)		137	1,212
Penson Worldwide, Inc. Class A (e)(o)		314,563	3
			1,215
Consumer Finance - 0.0%
OneMain Holdings, Inc.		21,400	902,010

TOTAL FINANCIALS			3,572,189

HEALTH CARE - 0.7%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (o)		5,800	627,270
Health Care Providers & Services - 0.2%
Cigna Corp.		5,300	1,083,797
Humana, Inc.		3,200	1,172,864
Rotech Healthcare, Inc. (e)(o)		6,069	62,875
UnitedHealth Group, Inc.		4,100	1,205,318
			3,524,854
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (o)		6,000	916,560
IQVIA Holdings, Inc. (o)		13,900	2,147,689
Thermo Fisher Scientific, Inc.		3,500	1,137,045
			4,201,294
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. (Canada) (o)		23,200	694,455
Jazz Pharmaceuticals PLC (o)		6,500	970,320
			1,664,775

TOTAL HEALTH CARE			10,018,193

INDUSTRIALS - 0.7%
Airlines - 0.3%
Air Canada (o)		106,500	3,978,526
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	593
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	623,328
Fortive Corp.		9,700	740,983
			1,364,311
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(o)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(o)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (o)		9,200	652,924
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		18,300	869,616
HD Supply Holdings, Inc. (o)		31,600	1,270,952
Penhall Acquisition Co.:
Class A (e)(o)		321	21,062
Class B (e)(o)		107	7,021
United Rentals, Inc. (o)		14,763	2,462,026
			4,630,677
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(o)(p)		16,755	19
Class A2 (e)(o)(p)		16,755	19
Class A3 (e)(o)(p)		16,755	19
Class A4 (e)(o)(p)		16,755	19
Class A5 (e)(o)(p)		16,755	19
Class A6 (e)(o)(p)		16,755	19
Class A7 (e)(o)(p)		16,755	19
Class A8 (e)(o)(p)		16,755	19
Class A9 (e)(o)(p)		16,755	19
			171

TOTAL INDUSTRIALS			10,627,202

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	1,228,424
Zebra Technologies Corp. Class A (o)		3,800	970,672
			2,199,096
IT Services - 0.8%
EPAM Systems, Inc. (o)		8,700	1,845,792
Fiserv, Inc. (o)		9,726	1,124,617
Global Payments, Inc.		11,200	2,044,672
GoDaddy, Inc. (o)		10,100	685,992
MasterCard, Inc. Class A		10,100	3,015,759
PayPal Holdings, Inc. (o)		16,100	1,741,537
Verra Mobility Corp. (o)		21,100	295,189
Visa, Inc. Class A		9,800	1,841,420
			12,594,978
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (o)		25,900	1,187,774
Broadcom, Inc.		2,100	663,642
Lam Research Corp.		5,500	1,608,200
Microchip Technology, Inc. (q)		6,800	712,096
Micron Technology, Inc. (o)		18,500	994,930
ON Semiconductor Corp. (o)		40,500	987,390
Skyworks Solutions, Inc.		6,500	785,720
			6,939,752
Software - 0.5%
Adobe, Inc. (o)		7,700	2,539,537
Microsoft Corp.		16,900	2,665,130
Palo Alto Networks, Inc. (o)		3,800	878,750
Salesforce.com, Inc. (o)		5,000	813,200
SS&C Technologies Holdings, Inc.		9,308	571,511
VMware, Inc. Class A		3,800	576,802
			8,044,930

TOTAL INFORMATION TECHNOLOGY			29,778,756

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc.		12,700	606,298
The Chemours Co. LLC		21,000	379,890
			986,188
Metals & Mining - 0.0%
Aleris Corp. (e)(o)		2,037	0
Algoma Steel GP (e)		10,220	204
Algoma Steel SCA (e)		10,220	1,840
Elah Holdings, Inc. (o)		14	858
First Quantum Minerals Ltd.		63,200	640,980
			643,882

TOTAL MATERIALS			1,630,070

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp.		4,600	653,890
UTILITIES - 0.2%
Electric Utilities - 0.0%
Portland General Electric Co.		140	7,811
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.		27,900	1,109,025
Vistra Energy Corp.		82,200	1,889,778
			2,998,803

TOTAL UTILITIES			3,006,614

TOTAL COMMON STOCKS
(Cost $59,857,494)			81,071,219

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(o)(p)
(Cost $286,754)		8,042,141	2,716
		Principal Amount(a)	Value

Bank Loan Obligations - 1.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.5723% 12/11/26 (c)(f)(r)		485,000	486,969
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7398% 10/22/26 (c)(f)(r)		115,000	116,294
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4516% 9/19/26 (c)(f)(r)		240,000	241,118
			357,412

TOTAL COMMUNICATION SERVICES			844,381

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (c)(f)(r)		305,000	304,430
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2398% 1/3/27 (c)(f)(r)		606,820	599,993
			904,423
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (c)(f)(r)		1,000,000	835,000
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/5/26 (c)(f)(r)		950,225	957,057

TOTAL CONSUMER DISCRETIONARY			2,696,480

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5494% 11/3/25 (c)(f)(r)		288,550	265,466
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (c)(e)(r)		63,812	64,290
			329,756
Oil, Gas & Consumable Fuels - 1.0%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 6/24/24 (c)(f)(r)		448,500	412,620
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1798% 12/31/21 (c)(f)(r)		5,365,000	3,979,060
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5548% 12/31/22 (c)(f)(r)		6,280,000	5,597,050
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (c)(f)(r)		2,325,000	2,390,867
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7994% 8/1/23 (c)(f)(r)		74,813	76,090
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(f)(r)		1,900,000	1,819,250
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (c)(e)(f)(r)(s)		521,300	521,300
			14,796,237

TOTAL ENERGY			15,125,993

FINANCIALS - 0.0%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 2/27/26 (c)(f)(r)		158,800	159,099
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.8125% 6/13/26 (c)(f)(r)		2,354,100	2,330,559
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7398% 6/1/25 (c)(f)(r)		101,714	102,223

TOTAL HEALTH CARE			2,432,782

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (c)(f)(r)		64,872	65,267
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (c)(f)(r)		34,878	35,090
			100,357
Commercial Services & Supplies - 0.0%
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.25% 11/25/26 (c)(f)(r)		440,000	443,485
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8% 9/27/24 (c)(f)(r)		153,063	137,450

TOTAL INDUSTRIALS			681,292

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (c)(f)(r)		30,000	30,075
IT Services - 0.1%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 10/31/26 (c)(f)(r)		60,000	60,330
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.55% 5/31/25 (c)(f)(r)		84,785	70,576
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4949% 10/11/26 (c)(f)(r)		1,142,513	1,096,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4949% 10/11/25 (c)(f)(r)		545,205	544,398
			1,771,408
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7994% 9/19/26 (c)(f)(r)		418,950	421,623
Software - 0.4%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0494% 10/2/25 (c)(f)(r)		1,861,200	1,838,233
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (c)(f)(r)		1,090,000	1,109,980
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.97% 1/20/24 (c)(f)(r)		165,580	165,373
3 month U.S. LIBOR + 9.000% 10.72% 1/20/25 (c)(f)(r)		535,000	524,969
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.5548% 9/29/24 (c)(f)(r)		236,835	237,723
3 month U.S. LIBOR + 8.500% 10.3048% 9/29/25 (c)(f)(r)		1,264,375	1,269,445
			5,145,723

TOTAL INFORMATION TECHNOLOGY			7,368,829

MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (c)(f)(r)		250,338	249,713
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(f)(r)		1,217,407	247,876
			497,589
TOTAL BANK LOAN OBLIGATIONS
(Cost $32,466,160)			29,806,445
		Shares	Value

Fixed-Income Funds - 8.8%
Fidelity Floating Rate Central Fund (t)
(Cost $140,587,696)		1,354,205	137,478,893
		Principal Amount	Value

Preferred Securities - 4.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(u)		445,000	459,392
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (u)		1,785,000	1,871,958
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (c)(u)		775,000	731,155
Energy Transfer Partners LP:
6.25% (c)(u)		3,540,000	3,411,170
6.625% (c)(u)		1,370,000	1,328,933
MPLX LP 6.875% (c)(u)		1,550,000	1,601,876
Summit Midstream Partners LP 9.5% (c)(u)		775,000	398,669
			7,471,803
FINANCIALS - 3.4%
Banks - 2.9%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(u)		675,000	692,726
Banco Do Brasil SA:
6.25% (b)(c)(u)		475,000	488,897
9% (b)(c)(u)		265,000	303,012
Banco Mercantil del Norte SA 7.625% (b)(c)(u)		210,000	228,616
Bank of America Corp.:
5.125% (c)(u)		1,950,000	2,065,987
5.2% (c)(u)		3,067,000	3,218,523
5.875% (c)(u)		5,125,000	5,771,941
6.25% (c)(u)		1,410,000	1,595,431
Citigroup, Inc.:
5% (c)(u)		3,245,000	3,448,615
5.9% (c)(u)		1,455,000	1,578,363
5.95% (c)(u)		2,675,000	2,899,329
6.3% (c)(u)		270,000	294,760
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(u)		200,000	208,243
Huntington Bancshares, Inc. 5.7% (c)(u)		650,000	682,228
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		490,000	528,707
6.125% (b)(c)(u)		110,000	115,284
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.4186% (c)(f)(u)		2,145,000	2,190,145
5% (c)(u)		1,660,000	1,761,134
5.3% (c)(u)		865,000	879,257
6% (c)(u)		6,524,000	7,167,890
6.125% (c)(u)		850,000	937,587
6.75% (c)(u)		400,000	462,926
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(u)		230,000	230,133
Tinkoff Credit Systems 9.25% (Reg. S) (c)(u)		1,005,000	1,050,543
Wells Fargo & Co.:
5.875% (c)(u)		2,600,000	2,899,594
5.9% (c)(u)		3,065,000	3,345,633
			45,045,504
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.880% 5.7846% (c)(f)(u)		458,000	463,888
4.95% (c)(u)		710,000	740,080
5% (c)(u)		4,331,000	4,394,420
5.375% (c)(u)		1,665,000	1,698,382
			7,296,770

TOTAL FINANCIALS			52,342,274

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(d)(u)		1,875,000	56,109
7.5% (Reg. S) (d)(u)		100,000	2,993
			59,102
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)		1,795,000	1,945,588

TOTAL INDUSTRIALS			2,004,690

TOTAL PREFERRED SECURITIES
(Cost $62,290,460)			64,150,117
		Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund 1.58% (v)		131,443,839	131,470,128
Fidelity Securities Lending Cash Central Fund 1.58% (v)(w)		14,049	14,050
TOTAL MONEY MARKET FUNDS
(Cost $131,475,624)			131,484,178

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	$150,363
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,500,000	49,942
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	29,133
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	44,553
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	33,874
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	14,907
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	87,512
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,500,000	75,756
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	9,081
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	41,284
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	100,418
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	2,626

TOTAL PUT OPTIONS			639,449

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	88,587
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,500,000	31,650
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	19,601
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	60,054
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	55,995
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	71,690
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	394,301
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,500,000	58,534
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	153,653
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	379,366
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	44,975
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	55,297

TOTAL CALL OPTIONS			1,413,703

TOTAL PURCHASED SWAPTIONS
(Cost $2,031,006)			2,053,152
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,514,592,136)			1,555,859,758
NET OTHER ASSETS (LIABILITIES) - 0.2%			2,656,391
NET ASSETS - 100%			$1,558,516,149

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 1/1/50	$(3,600,000)	$(3,710,204)
Uniform Mortgage Backed Securities
3% 1/1/50	(11,200,000)	(11,357,582)
3% 1/1/50	(2,700,000)	(2,737,988)
3% 1/1/50	(2,500,000)	(2,535,175)
3.5% 1/1/50	(1,700,000)	(1,748,807)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(18,379,552)

TOTAL TBA SALE COMMITMENTS
(Proceeds $22,062,408)		$(22,089,756)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	$(88,559)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,200,000	(68,082)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(133,264)

TOTAL PUT SWAPTIONS			(289,905)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	(32,549)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,200,000	(51,719)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(21,063)

TOTAL CALL SWAPTIONS			(105,331)

TOTAL WRITTEN SWAPTIONS			$(395,236)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	213	March 2020	$27,353,859	$(170,383)	$(170,383)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	75	March 2020	16,162,500	(11,610)	(11,610)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	March 2020	711,656	1,139	1,139
CBOT Long Term U.S. Treasury Bond Contracts (United States)	18	March 2020	2,806,313	(45,788)	(45,788)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	29	March 2020	5,268,031	(120,801)	(120,801)
TOTAL FUTURES CONTRACTS					$(347,443)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	10,213,708	CAD	13,425,000	Royal Bank Of Canada	2/12/20	$(126,631)
GBP	3,535,000	USD	4,626,226	JPMorgan Chase Bank, N.A.	2/13/20	61,728
HKD	1,711,000	USD	219,514	Societe Generale SA	2/13/20	(27)
USD	8,398,201	AUD	12,176,000	BNP Paribas SA	2/13/20	(155,153)
USD	3,562,319	CHF	3,490,000	BNP Paribas SA	2/13/20	(54,391)
USD	1,665,053	DKK	11,119,000	Royal Bank Of Canada	2/13/20	(4,003)
USD	1,299,469	EUR	1,164,000	BNP Paribas SA	2/13/20	(9,573)
USD	30,192,480	EUR	27,000,000	Bank Of America NA	2/13/20	(171,886)
USD	31,203,710	EUR	27,879,000	Citibank NA	2/13/20	(149,185)
USD	31,320,800	EUR	28,000,000	Morgan Stanley	2/13/20	(168,173)
USD	18,374,840	GBP	13,757,000	Royal Bank Of Canada	2/13/20	130,939
USD	219,351	HKD	1,711,000	BNP Paribas SA	2/13/20	(136)
USD	16,031,807	JPY	1,750,000,000	Canadian Imperial Bank of Commerce	2/13/20	(111,637)
USD	16,531,181	JPY	1,803,375,000	JPMorgan Chase Bank, N.A.	2/13/20	(104,637)
USD	3,426,179	JPY	374,037,000	JPMorgan Chase Bank, N.A.	2/13/20	(24,247)
USD	643,962	NOK	5,803,000	Canadian Imperial Bank of Commerce	2/13/20	(17,134)
USD	744,763	NZD	1,128,000	National Australia Bank	2/13/20	(15,066)
USD	2,920,277	SEK	27,264,000	Morgan Stanley	2/13/20	3,576
USD	3,579,921	SGD	4,848,000	National Australia Bank	2/13/20	(25,886)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(941,522)
					Unrealized Appreciation	196,243
					Unrealized Depreciation	(1,137,765)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$17,939,000	$(12,028)	$0	$(12,028)
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2025	699,000	(3,393)	0	(3,393)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2027	105,000	929	0	929
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	9,350,000	137,380	0	137,380

TOTAL INTEREST RATE SWAPS							$122,888	$0	$122,888

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,187,937 or 25.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $482,008.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $394,493.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,222 or 0.0% of net assets.

 (q) Security or a portion of the security is on loan at period end.

 (r) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (s) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $372,357 and $372,357, respectively.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (u) Security is perpetual in nature with no stated maturity date.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (w) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Exide Technologies	4/30/15 - 6/1/19	$509,540
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,635,855
Fidelity Floating Rate Central Fund	7,871,829
Fidelity Securities Lending Cash Central Fund	944
Total	$10,508,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$121,211,148	$12,458,065	$--	$--	$3,809,680	$137,478,893	6.9%
Total	$121,211,148	$12,458,065	$--	$--	$3,809,680	$137,478,893

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,169,320	$9,073,748	$95,572	$--
Consumer Discretionary	8,688,444	7,565,249	--	1,123,195
Consumer Staples	3,349,558	2,992,418	--	357,140
Energy	576,983	576,983	--	--
Financials	3,572,189	3,572,186	--	3
Health Care	10,018,193	9,955,318	--	62,875
Industrials	10,629,918	10,598,948	--	30,970
Information Technology	29,778,756	29,778,756	--	--
Materials	1,630,070	1,628,026	--	2,044
Real Estate	653,890	653,890	--	--
Utilities	3,006,614	3,006,614	--	--
Corporate Bonds	523,593,201	--	522,955,734	637,467
U.S. Government and Government Agency Obligations	271,986,612	--	271,986,612	--
U.S. Government Agency - Mortgage Securities	26,390,392	--	26,390,392	--
Asset-Backed Securities	866,885	--	866,885	--
Collateralized Mortgage Obligations	29,058,376	--	29,058,376	--
Commercial Mortgage Securities	3,187,672	--	3,187,672	--
Foreign Government and Government Agency Obligations	249,580,277	--	249,008,156	572,121
Supranational Obligations	5,149,623	--	5,149,623	--
Bank Loan Obligations	29,806,445	--	29,220,855	585,590
Fixed-Income Funds	137,478,893	137,478,893	--	--
Preferred Securities	64,150,117	--	64,150,117	--
Money Market Funds	131,484,178	131,484,178	--	--
Purchased Swaptions	2,053,152	--	2,053,152	--
Total Investments in Securities:	$1,555,859,758	$348,365,207	$1,204,123,146	$3,371,405
Derivative Instruments:
Assets
Futures Contracts	$1,139	$1,139	$--	$--
Forward Foreign Currency Contracts	196,243	--	196,243	--
Swaps	138,309	--	138,309	--
Total Assets	$335,691	$1,139	$334,552	$--
Liabilities
Futures Contracts	$(348,582)	$(348,582)	$--	$--
Forward Foreign Currency Contracts	(1,137,765)	--	(1,137,765)	--
Swaps	(15,421)	--	(15,421)	--
Written Swaptions	(395,236)	--	(395,236)	--
Total Liabilities	$(1,897,004)	$(348,582)	$(1,548,422)	$--
Total Derivative Instruments:	$(1,561,313)	$(347,443)	$(1,213,870)	$--
Other Financial Instruments:
TBA Sale Commitments	$(22,089,756)	$--	$(22,089,756)	$--
Total Other Financial Instruments:	$(22,089,756)	$--	$(22,089,756)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$196,243	$(1,137,764)
Total Foreign Exchange Risk	196,243	(1,137,764)
Interest Rate Risk
Futures Contracts(b)	1,139	(348,582)
Purchased Swaptions(c)	2,053,152	0
Swaps(d)	138,309	(15,421)
Written Swaptions(e)	0	(395,236)
Total Interest Rate Risk	2,192,600	(759,239)
Total Value of Derivatives	$2,388,843	$(1,897,003)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.3%
Netherlands	2.9%
Germany	2.8%
Canada	2.7%
Japan	2.3%
Luxembourg	1.8%
United Kingdom	1.7%
Mexico	1.5%
Argentina	1.1%
Turkey	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value (including securities loaned of $13,816) — See accompanying schedule: Unaffiliated issuers (cost $1,242,528,816)	$1,286,896,687
Fidelity Central Funds (cost $272,063,320)	268,963,071
Total Investment in Securities (cost $1,514,592,136)		$1,555,859,758
Cash		270,465
Foreign currency held at value (cost $146,289)		149,048
Receivable for investments sold		106,666
Receivable for premium on written options		397,300
Receivable for TBA sale commitments		22,062,408
Unrealized appreciation on forward foreign currency contracts		196,244
Receivable for fund shares sold		1,223,044
Dividends receivable		35,406
Interest receivable		12,674,465
Distributions receivable from Fidelity Central Funds		182,120
Receivable for daily variation margin on centrally cleared OTC swaps		24,880
Prepaid expenses		1,966
Other receivables		1,271
Total assets		1,593,185,041
Liabilities
Payable for investments purchased
Regular delivery	$4,788,611
Delayed delivery	5,062,500
TBA sale commitments, at value	22,089,756
Unrealized depreciation on forward foreign currency contracts	1,137,765
Payable for fund shares redeemed	45,660
Accrued management fee	710,023
Distribution and service plan fees payable	103,422
Payable for daily variation margin on futures contracts	58,943
Written options, at value (premium receivable $397,300)	395,236
Other affiliated payables	158,274
Other payables and accrued expenses	104,652
Collateral on securities loaned	14,050
Total liabilities		34,668,892
Net Assets		$1,558,516,149
Net Assets consist of:
Paid in capital		$1,514,094,991
Total accumulated earnings (loss)		44,421,158
Net Assets		$1,558,516,149
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($83,769,089 ÷ 7,313,444 shares)		$11.45
Service Class:
Net Asset Value, offering price and redemption price per share ($1,944,642 ÷ 170,272 shares)		$11.42
Service Class 2:
Net Asset Value, offering price and redemption price per share ($502,859,171 ÷ 44,354,845 shares)		$11.34
Investor Class:
Net Asset Value, offering price and redemption price per share ($969,943,247 ÷ 84,983,998 shares)		$11.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$4,691,379
Interest		49,288,547
Income from Fidelity Central Funds (including $944 from security lending)		10,508,628
Total income		64,488,554
Expenses
Management fee	$8,233,206
Transfer agent fees	1,335,038
Distribution and service plan fees	1,128,241
Accounting and security lending fees	504,880
Custodian fees and expenses	61,942
Independent trustees' fees and expenses	5,862
Audit	113,229
Legal	(14,927)
Miscellaneous	12,058
Total expenses before reductions	11,379,529
Expense reductions	(31,443)
Total expenses after reductions		11,348,086
Net investment income (loss)		53,140,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,931,399
Fidelity Central Funds	(4)
Forward foreign currency contracts	(136,436)
Foreign currency transactions	161,004
Futures contracts	4,378,337
Swaps	(78,405)
Written options	(145,927)
Total net realized gain (loss)		13,109,968
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	82,944,169
Fidelity Central Funds	3,809,681
Forward foreign currency contracts	(941,521)
Assets and liabilities in foreign currencies	22,747
Futures contracts	(1,864,359)
Swaps	94,800
Written options	2,064
Delayed delivery commitments	23,546
Total change in net unrealized appreciation (depreciation)		84,091,127
Net gain (loss)		97,201,095
Net increase (decrease) in net assets resulting from operations		$150,341,563

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,140,468	$53,344,149
Net realized gain (loss)	13,109,968	(4,106,558)
Change in net unrealized appreciation (depreciation)	84,091,127	(88,720,311)
Net increase (decrease) in net assets resulting from operations	150,341,563	(39,482,720)
Distributions to shareholders	(60,335,625)	(55,455,091)
Share transactions - net increase (decrease)	78,995,652	(61,326,077)
Total increase (decrease) in net assets	169,001,590	(156,263,888)
Net Assets
Beginning of period	1,389,514,559	1,545,778,447
End of period	$1,558,516,149	$1,389,514,559

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$11.50	$11.07	$10.60	$11.12
Income from Investment Operations
Net investment income (loss)A	.421	.418	.399	.429	.413
Net realized and unrealized gain (loss)	.749	(.716)	.462	.446	(.593)
Total from investment operations	1.170	(.298)	.861	.875	(.180)
Distributions from net investment income	(.385)	(.444)B	(.371)	(.405)	(.306)
Distributions from net realized gain	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	(.034)
Total distributions	(.470)	(.452)	(.431)	(.405)	(.340)
Net asset value, end of period	$11.45	$10.75	$11.50	$11.07	$10.60
Total ReturnC,D	10.89%	(2.57)%	7.79%	8.27%	(1.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.66%	.66%	.67%	.68%	.69%
Net investment income (loss)	3.67%	3.66%	3.45%	3.84%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$83,769	$82,529	$96,952	$91,630	$91,714
Portfolio turnover rateG	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$11.47	$11.05	$10.59	$11.11
Income from Investment Operations
Net investment income (loss)A	.409	.406	.389	.417	.401
Net realized and unrealized gain (loss)	.750	(.715)	.461	.444	(.592)
Total from investment operations	1.159	(.309)	.850	.861	(.191)
Distributions from net investment income	(.374)	(.433)B	(.370)	(.401)	(.295)
Distributions from net realized gain	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	(.034)
Total distributions	(.459)	(.441)	(.430)	(.401)	(.329)
Net asset value, end of period	$11.42	$10.72	$11.47	$11.05	$10.59
Total ReturnC,D	10.82%	(2.68)%	7.71%	8.14%	(1.73)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%	.76%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.77%	.76%	.77%	.78%	.79%
Expenses net of all reductions	.76%	.76%	.77%	.78%	.79%
Net investment income (loss)	3.57%	3.56%	3.35%	3.75%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,945	$1,745	$1,899	$526	$753
Portfolio turnover rateG	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$11.40	$10.98	$10.52	$11.05
Income from Investment Operations
Net investment income (loss)A	.389	.385	.368	.398	.380
Net realized and unrealized gain (loss)	.745	(.709)	.459	.444	(.593)
Total from investment operations	1.134	(.324)	.827	.842	(.213)
Distributions from net investment income	(.359)	(.418)B	(.347)	(.382)	(.283)
Distributions from net realized gain	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	(.034)
Total distributions	(.444)	(.426)	(.407)	(.382)	(.317)
Net asset value, end of period	$11.34	$10.65	$11.40	$10.98	$10.52
Total ReturnC,D	10.66%	(2.82)%	7.54%	8.02%	(1.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%	.91%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.92%	.91%	.92%	.93%	.94%
Expenses net of all reductions	.91%	.91%	.92%	.93%	.94%
Net investment income (loss)	3.42%	3.41%	3.20%	3.59%	3.44%
Supplemental Data
Net assets, end of period (000 omitted)	$502,859	$397,785	$374,227	$260,789	$185,925
Portfolio turnover rateG	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$11.46	$11.03	$10.57	$11.09
Income from Investment Operations
Net investment income (loss)A	.416	.413	.394	.424	.408
Net realized and unrealized gain (loss)	.750	(.715)	.463	.438	(.591)
Total from investment operations	1.166	(.302)	.857	.862	(.183)
Distributions from net investment income	(.381)	(.440)B	(.367)	(.402)	(.303)
Distributions from net realized gain	(.085)	(.008)B	(.060)	–	–
Tax return of capital	–	–	–	–	(.034)
Total distributions	(.466)	(.448)	(.427)	(.402)	(.337)
Net asset value, end of period	$11.41	$10.71	$11.46	$11.03	$10.57
Total ReturnC,D	10.89%	(2.62)%	7.78%	8.17%	(1.66)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.70%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.71%	.72%	.72%
Expenses net of all reductions	.70%	.70%	.71%	.72%	.72%
Net investment income (loss)	3.63%	3.63%	3.41%	3.81%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$969,943	$907,456	$1,072,701	$945,087	$907,266
Portfolio turnover rateG	144%	118%	124%	81%	92%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$78,307,161
Gross unrealized depreciation	(34,621,186)
Net unrealized appreciation (depreciation)	$43,685,975
Tax Cost	$1,509,687,038

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,053
Undistributed long-term capital gain	$1,097,137
Net unrealized appreciation (depreciation) on securities and other investments	$42,759,361

The Fund intends to elect to defer to its next fiscal year $346,808 of capital losses recognized during the period November 1,2019 to December 31, 2019.

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$53,895,816	$ 55,455,091
Long-term Capital Gains	6,439,809	–
Total	$60,335,625	$ 55,455,091

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(136,436)	$(941,521)
Total Foreign Exchange Risk	(136,436)	(941,521)
Interest Rate Risk
Futures Contracts	4,378,337	(1,864,359)
Purchased Options	275,640	109,482
Swaps	(78,405)	94,800
Written Options	(145,927)	2,064
Total Interest Rate Risk	4,429,645	(1,658,013)
Totals	$4,293,209	$(2,599,534)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $967,743,974 and $954,096,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,857
Service Class 2	1,126,384
$1,128,241

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$57,245
Service Class	1,263
Service Class 2	306,376
Investor Class	970,154
$1,335,038

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annual rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$1,027

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15,681.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $23. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,787 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $19,661.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,995.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$3,300,863	$3,356,613
Service Class	75,615	69,600
Service Class 2	18,874,089	15,340,307
Investor Class	38,085,058	36,688,571
Total	$60,335,625	$55,455,091

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Initial Class
Shares sold	646,742	592,997	$7,430,356	$6,794,755
Reinvestment of distributions	288,789	313,672	3,300,863	3,356,613
Shares redeemed	(1,299,251)	(1,659,111)	(14,908,838)	(18,937,825)
Net increase (decrease)	(363,720)	(752,442)	$(4,177,619)	$(8,786,457)
Service Class
Shares sold	13,557	17,757	$154,777	$202,094
Reinvestment of distributions	5,535	5,053	63,098	53,967
Shares redeemed	(11,610)	(25,591)	(131,118)	(291,279)
Net increase (decrease)	7,482	(2,781)	$86,757	$(35,218)
Service Class 2
Shares sold	8,160,489	7,905,416	$92,979,352	$89,561,267
Reinvestment of distributions	1,667,322	1,447,286	18,874,089	15,340,307
Shares redeemed	(2,834,317)	(4,825,862)	(31,977,779)	(54,454,958)
Net increase (decrease)	6,993,494	4,526,840	$79,875,662	$50,446,616
Investor Class
Shares sold	3,055,170	3,166,574	$35,020,378	$36,185,576
Reinvestment of distributions	3,343,728	3,438,162	38,085,058	36,688,571
Shares redeemed	(6,123,366)	(15,476,914)	(69,894,584)	(175,825,165)
Net increase (decrease)	275,532	(8,872,178)	$3,210,852	$(102,951,018)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

At the end of the period, the investment adviser or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of the legal costs incurred in defending the case.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Strategic Income Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.66%
Actual		$1,000.00	$1,025.90	$3.37
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Service Class	.76%
Actual		$1,000.00	$1,025.00	$3.88
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Service Class 2.91%
Actual		$1,000.00	$1,024.80	$4.64
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Investor Class	.69%
Actual		$1,000.00	$1,025.60	$3.52
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Insert Fund Name
Initial Class	02/07/20	02/07/20	$0.009
Service Class	02/07/20	02/07/20	$0.009
Service Class 2	02/07/20	02/07/20	$0.009
Investor Class	02/07/20	02/07/20	$0.009

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31 2019, $7,775,433, or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Initial Class, Service Class, Service Class 2, and Investor Class designate 1% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) and FMR Co., Inc. (FMRC) expect to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreements with FIMM and FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in November 2018 and March 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VIPSI-ANN-0220
1.796350.117

Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

VIP Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	11.94%	4.40%	4.68%
Service Class	11.87%	4.30%	4.59%
Service Class 2	11.63%	4.13%	4.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Income Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,805	VIP Freedom Income Portfolio℠ - Initial Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	13.81%	5.14%	6.04%
Service Class	13.71%	5.03%	5.93%
Service Class 2	13.60%	4.88%	5.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2005 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,970	VIP Freedom 2005 Portfolio℠ - Initial Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	16.09%	5.79%	7.07%
Service Class	16.00%	5.70%	6.96%
Service Class 2	15.75%	5.52%	6.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2010 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,808	VIP Freedom 2010 Portfolio℠ - Initial Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	18.35%	6.42%	7.54%
Service Class	18.21%	6.31%	7.44%
Service Class 2	17.97%	6.15%	7.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2015 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,679	VIP Freedom 2015 Portfolio℠ - Initial Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	20.13%	6.89%	8.11%
Service Class	20.01%	6.78%	8.00%
Service Class 2	19.88%	6.63%	7.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2020 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,805	VIP Freedom 2020 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	21.86%	7.32%	8.88%
Service Class	21.70%	7.20%	8.77%
Service Class 2	21.51%	7.03%	8.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2025 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,405	VIP Freedom 2025 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	24.43%	8.10%	9.43%
Service Class	24.37%	8.00%	9.33%
Service Class 2	24.11%	7.82%	9.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom 2030 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,634	VIP Freedom 2030 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2035 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	27.49%	8.73%	10.08%
Service Class	27.33%	8.61%	9.98%
Service Class 2	27.13%	8.46%	9.81%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2035 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,125	VIP Freedom 2035 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2040 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	28.52%	8.81%	10.18%
Service Class	28.39%	8.71%	10.07%
Service Class 2	28.23%	8.54%	9.91%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2040 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,374	VIP Freedom 2040 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2045 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	28.57%	8.81%	10.26%
Service Class	28.40%	8.70%	10.15%
Service Class 2	28.25%	8.54%	9.99%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2045 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,566	VIP Freedom 2045 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2050 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	28.51%	8.79%	10.28%
Service Class	28.39%	8.69%	10.17%
Service Class 2	28.22%	8.52%	10.01%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2050 Portfolio℠ - Initial Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,602	VIP Freedom 2050 Portfolio℠ - Initial Class
$35,666	S&P 500® Index

VIP Freedom 2055 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Freedom 2055 Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2055 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,185	VIP Freedom 2055 Portfolio℠ - Initial Class
$11,346	S&P 500® Index

VIP Freedom 2060 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Freedom 2060 Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2060 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,186	VIP Freedom 2060 Portfolio℠ - Initial Class
$11,346	S&P 500® Index

VIP Freedom 2065 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Freedom 2065 Portfolio will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Freedom 2065 Portfolio℠ - Initial Class on April 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,179	VIP Freedom 2065 Portfolio℠ - Initial Class
$11,346	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs.

Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market.

The Dow Jones U.S. Total Stock Market Index gained 30.90% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+49%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+31%) also shined. In contrast, energy (+9%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials (+30%), real estate (+29%), consumer discretionary and consumer staples (+27% each), utilities (+25%), materials (+24%), and health care (+22%). Commodities lagged equities, along with most other asset classes, as reflected in the % result of the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while TIPS (+8%), U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Short-term debt securities gained 2.41%. Elsewhere, extended (non-core) fixed income classes performed well; high-yield/emerging-markets debt rallied about 14%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Freedom Fund posted a double-digit gain, ranging from 12% for VIP Freedom Income Portfolio to roughly 29% for VIP Freedom 2045 Portfolio. Each Portfolio outpaced its Composite index in 2019. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, while performance among U.S. equities and investment-grade bonds helped to a lesser extent. Among non-U.S. equities, Fidelity® VIP Emerging Markets Portfolio (+29%) and Fidelity® VIP Overseas Portfolio (+28%) led the way, as both funds handily topped their benchmark. Within U.S. equities, Fidelity® VIP Value Portfolio (+32%) contributed most. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+10%) also helped, as it outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Top-down, active asset allocation decisions had mixed results in 2019. On one hand, underweighting investment-grade bonds contributed to the Portfolios’ relative results, as did overweighting long-term Treasury bonds. Conversely, the Portfolios’ underexposure to U.S. equities detracted, as this was the strongest-performing asset class in 2019. Overweighting inflation-protected debt securities and short-term debt securities also held back the Portfolios’ relative performance the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	41.0
VIP Government Money Market Portfolio Initial Class 1.43%	23.5
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Overseas Portfolio Initial Class	6.5
VIP Emerging Markets Portfolio Initial Class	6.1
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP High Income Portfolio Initial Class	2.0
VIP Growth & Income Portfolio Initial Class	1.4
VIP Equity-Income Portfolio Initial Class	1.2
VIP Growth Portfolio Initial Class	1.1
97.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.4%
International Equity Funds	12.6%
Bond Funds	57.5%
Short-Term Funds	23.5%

VIP Freedom Income Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 6.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	17,405	$646,934
VIP Equity-Income Portfolio Initial Class (a)	28,749	683,365
VIP Growth & Income Portfolio Initial Class (a)	35,143	779,128
VIP Growth Portfolio Initial Class (a)	8,360	661,184
VIP Mid Cap Portfolio Initial Class (a)	5,760	189,779
VIP Value Portfolio Initial Class (a)	31,817	502,068
VIP Value Strategies Portfolio Initial Class (a)	18,486	246,043
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,507,995)		3,708,501

International Equity Funds - 12.6%
VIP Emerging Markets Portfolio Initial Class (a)	278,169	3,527,180
VIP Overseas Portfolio Initial Class (a)	163,184	3,774,439
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,613,514)		7,301,619

Bond Funds - 57.5%
Fidelity Inflation-Protected Bond Index Fund (a)	691,316	6,968,463
Fidelity Long-Term Treasury Bond Index Fund (a)	103,880	1,464,713
VIP High Income Portfolio Initial Class (a)	214,427	1,164,339
VIP Investment Grade Bond Portfolio Initial Class (a)	1,804,063	23,759,506
TOTAL BOND FUNDS
(Cost $32,347,792)		33,357,021

Short-Term Funds - 23.5%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $13,672,664)	13,672,664	13,672,664
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,141,965)		58,039,805
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,884)
NET ASSETS - 100%		$58,033,921

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,558,889	$3,143,729	$2,077,108	$132,008	$3,037	$339,916	$6,968,463
Fidelity Long-Term Treasury Bond Index Fund	2,416,430	1,356,624	2,727,548	60,271	267,391	151,816	1,464,713
VIP Contrafund Portfolio Initial Class	777,375	454,231	698,968	95,038	40,335	73,961	646,934
VIP Emerging Markets Portfolio Initial Class	1,924,333	2,152,364	1,176,469	54,453	13,278	613,674	3,527,180
VIP Equity-Income Portfolio Initial Class	815,517	453,235	709,704	68,115	3,742	120,575	683,365
VIP Government Money Market Portfolio Initial Class 1.43%	10,796,712	6,473,102	3,597,150	236,983	--	--	13,672,664
VIP Growth & Income Portfolio Initial Class	929,808	570,399	844,970	112,693	57,823	66,068	779,128
VIP Growth Portfolio Initial Class	794,386	425,254	734,425	53,728	117,203	58,766	661,184
VIP High Income Portfolio Initial Class	878,850	556,501	348,232	56,766	(6,272)	83,492	1,164,339
VIP Investment Grade Bond Portfolio Initial Class	16,234,694	11,820,155	5,314,168	603,452	2,211	1,016,614	23,759,506
VIP Mid Cap Portfolio Initial Class	225,069	139,365	194,617	26,520	(3,624)	23,586	189,779
VIP Overseas Portfolio Initial Class	2,395,553	1,925,333	1,099,913	152,676	12,070	541,396	3,774,439
VIP Value Portfolio Initial Class	598,228	336,884	542,956	51,303	20,408	89,504	502,068
VIP Value Strategies Portfolio Initial Class	291,463	170,208	268,582	32,130	(4,942)	57,896	246,043
	$44,637,307	$29,977,384	$20,334,810	$1,736,136	$522,660	$3,237,264	$58,039,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $54,141,965)	$58,039,805
Total Investment in Securities (cost $54,141,965)		$58,039,805
Cash		5
Receivable for investments sold		740,240
Receivable for fund shares sold		18,332
Total assets		58,798,382
Liabilities
Payable for investments purchased	$467,139
Payable for fund shares redeemed	291,435
Distribution and service plan fees payable	5,887
Total liabilities		764,461
Net Assets		$58,033,921
Net Assets consist of:
Paid in capital		$53,332,307
Total accumulated earnings (loss)		4,701,614
Net Assets		$58,033,921
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($14,869,716 ÷ 1,250,725 shares)		$11.89
Service Class:
Net Asset Value, offering price and redemption price per share ($24,830,840 ÷ 2,090,463 shares)		$11.88
Service Class 2:
Net Asset Value, offering price and redemption price per share ($18,333,365 ÷ 1,549,430 shares)		$11.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,164,218
Expenses
Distribution and service plan fees	$61,299
Independent trustees' fees and expenses	195
Total expenses before reductions	61,494
Expense reductions	(1)
Total expenses after reductions		61,493
Net investment income (loss)		1,102,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	522,660
Capital gain distributions from underlying funds:
Affiliated issuers	571,918
Total net realized gain (loss)		1,094,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,237,264
Total change in net unrealized appreciation (depreciation)		3,237,264
Net gain (loss)		4,331,842
Net increase (decrease) in net assets resulting from operations		$5,434,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,102,725	$775,122
Net realized gain (loss)	1,094,578	862,037
Change in net unrealized appreciation (depreciation)	3,237,264	(2,594,225)
Net increase (decrease) in net assets resulting from operations	5,434,567	(957,066)
Distributions to shareholders	(2,106,455)	(1,201,731)
Share transactions - net increase (decrease)	10,073,022	4,567,736
Total increase (decrease) in net assets	13,401,134	2,408,939
Net Assets
Beginning of period	44,632,787	42,223,848
End of period	$58,033,921	$44,632,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.63	$10.98	$10.78	$11.03
Income from Investment Operations
Net investment income (loss)A	.27	.22	.19	.16	.21
Net realized and unrealized gain (loss)	1.03	(.45)	.74	.32	(.25)
Total from investment operations	1.30	(.23)	.93	.48	(.04)
Distributions from net investment income	(.25)	(.20)	(.18)	(.16)	(.20)
Distributions from net realized gain	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.49)B	(.32)C	(.28)	(.28)D	(.21)E
Net asset value, end of period	$11.89	$11.08	$11.63	$10.98	$10.78
Total ReturnF,G	11.94%	(1.96)%	8.48%	4.50%	(.34)%
Ratios to Average Net AssetsH
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I	- %I	-%	-%	-%
Net investment income (loss)	2.31%	1.90%	1.67%	1.48%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$14,870	$14,582	$16,086	$14,956	$14,548
Portfolio turnover rateJ	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.245 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.125 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.63	$10.97	$10.78	$11.03
Income from Investment Operations
Net investment income (loss)A	.26	.21	.18	.15	.19
Net realized and unrealized gain (loss)	1.03	(.46)	.75	.31	(.24)
Total from investment operations	1.29	(.25)	.93	.46	(.05)
Distributions from net investment income	(.24)	(.19)	(.17)	(.15)	(.19)
Distributions from net realized gain	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.48)B	(.31)C	(.27)	(.27)D	(.20)E
Net asset value, end of period	$11.88	$11.07	$11.63	$10.97	$10.78
Total ReturnF,G	11.87%	(2.12)%	8.49%	4.32%	(.42)%
Ratios to Average Net AssetsH
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.21%	1.80%	1.57%	1.38%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$24,831	$14,591	$11,227	$9,286	$9,825
Portfolio turnover rateI	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.245 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.125 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$11.59	$10.93	$10.74	$10.99
Income from Investment Operations
Net investment income (loss)A	.24	.19	.16	.13	.18
Net realized and unrealized gain (loss)	1.02	(.45)	.75	.31	(.24)
Total from investment operations	1.26	(.26)	.91	.44	(.06)
Distributions from net investment income	(.22)	(.17)	(.15)	(.14)	(.17)
Distributions from net realized gain	(.25)	(.13)	(.10)	(.11)	(.02)
Total distributions	(.46)B	(.30)	(.25)	(.25)	(.19)
Net asset value, end of period	$11.83	$11.03	$11.59	$10.93	$10.74
Total ReturnC,D	11.63%	(2.27)%	8.36%	4.17%	(.57)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.06%	1.65%	1.42%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$18,333	$15,459	$14,911	$14,007	$13,375
Portfolio turnover rateF	40%	48%	35%	38%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.245 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	38.6
VIP Government Money Market Portfolio Initial Class 1.43%	20.5
Fidelity Inflation-Protected Bond Index Fund	10.9
VIP Overseas Portfolio Initial Class	8.4
VIP Emerging Markets Portfolio Initial Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio Initial Class	2.2
VIP High Income Portfolio Initial Class	2.0
VIP Equity-Income Portfolio Initial Class	1.9
VIP Growth Portfolio Initial Class	1.8
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.3%
International Equity Funds	15.2%
Bond Funds	54.0%
Short-Term Funds	20.5%

VIP Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 10.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	6,670	$247,913
VIP Equity-Income Portfolio Initial Class (a)	11,017	261,867
VIP Growth & Income Portfolio Initial Class (a)	13,467	298,559
VIP Growth Portfolio Initial Class (a)	3,204	253,381
VIP Mid Cap Portfolio Initial Class (a)	2,207	72,725
VIP Value Portfolio Initial Class (a)	12,192	192,386
VIP Value Strategies Portfolio Initial Class (a)	7,083	94,278
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,009,943)		1,421,109

International Equity Funds - 15.2%
VIP Emerging Markets Portfolio Initial Class (a)	74,028	938,675
VIP Overseas Portfolio Initial Class (a)	50,039	1,157,412
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,674,715)		2,096,087

Bond Funds - 54.0%
Fidelity Inflation-Protected Bond Index Fund (a)	148,676	1,498,652
Fidelity Long-Term Treasury Bond Index Fund (a)	24,685	348,058
VIP High Income Portfolio Initial Class (a)	50,956	276,690
VIP Investment Grade Bond Portfolio Initial Class (a)	404,643	5,329,156
TOTAL BOND FUNDS
(Cost $7,204,224)		7,452,556

Short-Term Funds - 20.5%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $2,820,355)	2,820,355	2,820,355
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,709,237)		13,790,107
NET OTHER ASSETS (LIABILITIES) - 0.0%		(308)
NET ASSETS - 100%		$13,789,799

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,168,011	$455,045	$202,382	$27,896	$3,347	$74,631	$1,498,652
Fidelity Long-Term Treasury Bond Index Fund	602,614	211,113	575,526	15,348	77,570	32,287	348,058
VIP Contrafund Portfolio Initial Class	295,967	105,104	198,005	36,622	12,964	31,883	247,913
VIP Emerging Markets Portfolio Initial Class	561,918	390,332	187,038	13,444	(787)	174,250	938,675
VIP Equity-Income Portfolio Initial Class	310,461	98,708	195,148	25,952	(1,824)	49,670	261,867
VIP Government Money Market Portfolio Initial Class 1.43%	2,110,882	942,842	233,369	48,343	--	--	2,820,355
VIP Growth & Income Portfolio Initial Class	353,946	132,245	234,939	43,141	20,620	26,687	298,559
VIP Growth Portfolio Initial Class	302,425	93,378	210,556	20,709	41,955	26,179	253,381
VIP High Income Portfolio Initial Class	210,244	76,771	30,185	12,777	(405)	20,265	276,690
VIP Investment Grade Bond Portfolio Initial Class	3,485,414	2,030,787	424,015	126,666	2,403	234,567	5,329,156
VIP Mid Cap Portfolio Initial Class	85,985	32,817	53,788	10,200	(1,446)	9,157	72,725
VIP Overseas Portfolio Initial Class	764,364	404,978	188,414	47,115	1,150	175,334	1,157,412
VIP Value Portfolio Initial Class	227,869	73,055	151,018	19,471	8,177	34,303	192,386
VIP Value Strategies Portfolio Initial Class	111,217	38,686	76,063	12,319	(2,349)	22,787	94,278
	$10,591,317	$5,085,861	$2,960,446	$460,003	$161,375	$912,000	$13,790,107

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $12,709,237)	$13,790,107
Total Investment in Securities (cost $12,709,237)		$13,790,107
Cash		14
Receivable for investments sold		136,411
Receivable for fund shares sold		2,180
Total assets		13,928,712
Liabilities
Payable for investments purchased	$138,359
Payable for fund shares redeemed	226
Distribution and service plan fees payable	328
Total liabilities		138,913
Net Assets		$13,789,799
Net Assets consist of:
Paid in capital		$12,413,999
Total accumulated earnings (loss)		1,375,800
Net Assets		$13,789,799
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,363,553 ÷ 734,126 shares)		$12.75
Service Class:
Net Asset Value, offering price and redemption price per share ($4,247,808 ÷ 331,027 shares)		$12.83
Service Class 2:
Net Asset Value, offering price and redemption price per share ($178,438 ÷ 14,029 shares)		$12.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$263,918
Expenses
Distribution and service plan fees	$3,366
Independent trustees' fees and expenses	47
Total expenses		3,413
Net investment income (loss)		260,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	161,375
Capital gain distributions from underlying funds:
Affiliated issuers	196,085
Total net realized gain (loss)		357,460
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	912,000
Total change in net unrealized appreciation (depreciation)		912,000
Net gain (loss)		1,269,460
Net increase (decrease) in net assets resulting from operations		$1,529,965

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$260,505	$180,555
Net realized gain (loss)	357,460	182,314
Change in net unrealized appreciation (depreciation)	912,000	(677,125)
Net increase (decrease) in net assets resulting from operations	1,529,965	(314,256)
Distributions to shareholders	(462,350)	(312,530)
Share transactions - net increase (decrease)	2,131,032	1,959,854
Total increase (decrease) in net assets	3,198,647	1,333,068
Net Assets
Beginning of period	10,591,152	9,258,084
End of period	$13,789,799	$10,591,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$12.39	$11.51	$11.29	$11.56
Income from Investment Operations
Net investment income (loss)A	.27	.22	.20	.17	.19
Net realized and unrealized gain (loss)	1.32	(.58)	1.06	.38	(.22)
Total from investment operations	1.59	(.36)	1.26	.55	(.03)
Distributions from net investment income	(.27)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.49)	(.38)B	(.38)	(.33)	(.24)C
Net asset value, end of period	$12.75	$11.65	$12.39	$11.51	$11.29
Total ReturnD,E	13.81%	(2.95)%	11.06%	5.00%	(.25)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.18%	1.80%	1.65%	1.50%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$9,364	$8,191	$7,931	$6,363	$6,657
Portfolio turnover rateH	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.172 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.46	$11.58	$11.36	$11.63
Income from Investment Operations
Net investment income (loss)A	.26	.21	.19	.16	.18
Net realized and unrealized gain (loss)	1.33	(.58)	1.06	.38	(.22)
Total from investment operations	1.59	(.37)	1.25	.54	(.04)
Distributions from net investment income	(.26)	(.20)	(.18)	(.17)	(.21)
Distributions from net realized gain	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.48)	(.37)	(.37)	(.32)	(.23)B
Net asset value, end of period	$12.83	$11.72	$12.46	$11.58	$11.36
Total ReturnC,D	13.71%	(3.01)%	10.90%	4.89%	(.35)%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.08%	1.70%	1.55%	1.40%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,248	$2,279	$1,222	$558	$484
Portfolio turnover rateF	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$12.37	$11.50	$11.28	$11.55
Income from Investment Operations
Net investment income (loss)A	.24	.19	.17	.14	.16
Net realized and unrealized gain (loss)	1.32	(.59)	1.05	.39	(.21)
Total from investment operations	1.56	(.40)	1.22	.53	(.05)
Distributions from net investment income	(.24)	(.18)	(.16)	(.15)	(.19)
Distributions from net realized gain	(.22)	(.17)	(.19)	(.15)	(.03)
Total distributions	(.46)	(.35)	(.35)	(.31)B	(.22)
Net asset value, end of period	$12.72	$11.62	$12.37	$11.50	$11.28
Total ReturnC,D	13.60%	(3.24)%	10.74%	4.78%	(.49)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.93%	1.55%	1.40%	1.25%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$178	$121	$104	$83	$92
Portfolio turnover rateF	24%	32%	33%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.153 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	35.1
VIP Government Money Market Portfolio Initial Class 1.43%	16.3
VIP Overseas Portfolio Initial Class	11.1
Fidelity Inflation-Protected Bond Index Fund	9.4
VIP Emerging Markets Portfolio Initial Class	7.8
VIP Growth & Income Portfolio Initial Class	3.3
VIP Equity-Income Portfolio Initial Class	2.9
VIP Growth Portfolio Initial Class	2.8
VIP Contrafund Portfolio Initial Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	18.9%
Bond Funds	49.0%
Short-Term Funds	16.3%

VIP Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	241,002	$8,958,033
VIP Equity-Income Portfolio Initial Class (a)	398,059	9,461,866
VIP Growth & Income Portfolio Initial Class (a)	486,591	10,787,727
VIP Growth Portfolio Initial Class (a)	115,762	9,155,592
VIP Mid Cap Portfolio Initial Class (a)	79,749	2,627,719
VIP Value Portfolio Initial Class (a)	440,514	6,951,308
VIP Value Strategies Portfolio Initial Class (a)	255,925	3,406,361
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,004,156)		51,348,606

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Initial Class (a)	2,000,695	25,368,812
VIP Overseas Portfolio Initial Class (a)	1,552,990	35,920,663
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,860,349)		61,289,475

Bond Funds - 49.0%
Fidelity Inflation-Protected Bond Index Fund (a)	3,026,834	30,510,489
Fidelity Long-Term Treasury Bond Index Fund (a)	581,951	8,205,514
VIP High Income Portfolio Initial Class (a)	1,201,033	6,521,610
VIP Investment Grade Bond Portfolio Initial Class (a)	8,661,627	114,073,633
TOTAL BOND FUNDS
(Cost $153,797,666)		159,311,246

Short-Term Funds - 16.3%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $53,021,428)	53,021,428	53,021,428
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $281,683,599)		324,970,755
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,206)
NET ASSETS - 100%		$324,910,549

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,944,479	$6,955,038	$5,120,547	$580,146	$56,891	$1,674,628	$30,510,489
Fidelity Long-Term Treasury Bond Index Fund	16,064,831	4,054,957	14,638,426	388,541	1,790,758	933,394	8,205,514
VIP Contrafund Portfolio Initial Class	11,143,332	2,481,551	6,311,911	1,380,389	732,557	912,504	8,958,033
VIP Emerging Markets Portfolio Initial Class	17,870,664	7,632,700	5,325,327	385,551	193,817	4,996,958	25,368,812
VIP Equity-Income Portfolio Initial Class	11,688,933	2,173,850	6,173,684	980,377	225,977	1,546,790	9,461,866
VIP Government Money Market Portfolio Initial Class 1.43%	44,438,615	14,441,763	5,858,950	968,897	--	--	53,021,428
VIP Growth & Income Portfolio Initial Class	13,324,664	3,224,105	7,533,263	1,628,200	1,190,355	581,866	10,787,727
VIP Growth Portfolio Initial Class	11,386,681	2,000,383	6,763,177	780,599	2,093,204	438,501	9,155,592
VIP High Income Portfolio Initial Class	5,754,870	1,090,684	856,574	325,468	(21,134)	553,764	6,521,610
VIP Investment Grade Bond Portfolio Initial Class	83,971,336	36,933,828	12,227,606	2,906,609	35,711	5,360,364	114,073,633
VIP Mid Cap Portfolio Initial Class	3,239,460	811,342	1,716,754	384,613	(20,426)	314,097	2,627,719
VIP Overseas Portfolio Initial Class	26,238,744	9,826,753	5,988,853	1,593,000	86,540	5,757,479	35,920,663
VIP Value Portfolio Initial Class	8,579,645	1,633,839	4,856,268	736,066	469,748	1,124,344	6,951,308
VIP Value Strategies Portfolio Initial Class	4,189,520	899,473	2,446,924	464,809	138,459	625,833	3,406,361
	$284,835,774	$94,160,266	$85,818,264	$13,503,265	$6,972,457	$24,820,522	$324,970,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $281,683,599)	$324,970,755
Total Investment in Securities (cost $281,683,599)		$324,970,755
Cash		9
Receivable for investments sold		3,666,781
Receivable for fund shares sold		654,904
Total assets		329,292,449
Liabilities
Payable for investments purchased	$4,317,020
Payable for fund shares redeemed	4,662
Distribution and service plan fees payable	60,218
Total liabilities		4,381,900
Net Assets		$324,910,549
Net Assets consist of:
Paid in capital		$269,470,636
Total accumulated earnings (loss)		55,439,913
Net Assets		$324,910,549
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,895,214 ÷ 1,333,502 shares)		$13.42
Service Class:
Net Asset Value, offering price and redemption price per share ($26,232,329 ÷ 1,957,704 shares)		$13.40
Service Class 2:
Net Asset Value, offering price and redemption price per share ($280,783,006 ÷ 21,072,287 shares)		$13.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$6,595,739
Expenses
Distribution and service plan fees	$685,083
Independent trustees' fees and expenses	1,208
Total expenses		686,291
Net investment income (loss)		5,909,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,972,457
Capital gain distributions from underlying funds:
Affiliated issuers	6,907,526
Total net realized gain (loss)		13,879,983
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	24,820,522
Total change in net unrealized appreciation (depreciation)		24,820,522
Net gain (loss)		38,700,505
Net increase (decrease) in net assets resulting from operations		$44,609,953

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,909,448	$4,364,951
Net realized gain (loss)	13,879,983	12,280,938
Change in net unrealized appreciation (depreciation)	24,820,522	(29,098,703)
Net increase (decrease) in net assets resulting from operations	44,609,953	(12,452,814)
Distributions to shareholders	(18,588,689)	(12,948,073)
Share transactions - net increase (decrease)	14,107,679	(5,440,382)
Total increase (decrease) in net assets	40,128,943	(30,841,269)
Net Assets
Beginning of period	284,781,606	315,622,875
End of period	$324,910,549	$284,781,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$13.43	$12.31	$12.15	$12.45
Income from Investment Operations
Net investment income (loss)A	.28	.22	.20	.18	.23
Net realized and unrealized gain (loss)	1.65	(.75)	1.39	.45	(.26)
Total from investment operations	1.93	(.53)	1.59	.63	(.03)
Distributions from net investment income	(.28)	(.22)	(.21)	(.19)	(.23)
Distributions from net realized gain	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.83)	(.58)B	(.47)	(.47)	(.27)
Net asset value, end of period	$13.42	$12.32	$13.43	$12.31	$12.15
Total ReturnC,D	16.09%	(4.00)%	13.08%	5.45%	(.29)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.15%	1.66%	1.56%	1.51%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$17,895	$16,991	$18,519	$19,569	$31,048
Portfolio turnover rateG	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.367 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$13.41	$12.30	$12.14	$12.43
Income from Investment Operations
Net investment income (loss)A	.27	.20	.19	.17	.22
Net realized and unrealized gain (loss)	1.64	(.74)	1.38	.45	(.26)
Total from investment operations	1.91	(.54)	1.57	.62	(.04)
Distributions from net investment income	(.27)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.81)B	(.57)	(.46)C	(.46)	(.25)D
Net asset value, end of period	$13.40	$12.30	$13.41	$12.30	$12.14
Total ReturnE,F	16.00%	(4.10)%	12.90%	5.36%	(.31)%
Ratios to Average Net AssetsG
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.05%	1.56%	1.46%	1.41%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$26,232	$23,851	$27,597	$25,360	$23,770
Portfolio turnover rateH	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.546 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.264 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$13.35	$12.24	$12.08	$12.38
Income from Investment Operations
Net investment income (loss)A	.24	.18	.17	.15	.20
Net realized and unrealized gain (loss)	1.63	(.74)	1.38	.45	(.26)
Total from investment operations	1.87	(.56)	1.55	.60	(.06)
Distributions from net investment income	(.25)	(.19)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.55)	(.37)	(.26)	(.28)	(.04)
Total distributions	(.79)B	(.55)C	(.44)D	(.44)	(.24)
Net asset value, end of period	$13.32	$12.24	$13.35	$12.24	$12.08
Total ReturnE,F	15.75%	(4.26)%	12.80%	5.23%	(.53)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.90%	1.41%	1.31%	1.26%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$280,783	$243,940	$269,507	$251,795	$237,969
Portfolio turnover rateH	28%	31%	22%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.79 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.546 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.367 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.264 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	31.4
VIP Overseas Portfolio Initial Class	13.7
VIP Government Money Market Portfolio Initial Class 1.43%	12.2
VIP Emerging Markets Portfolio Initial Class	8.8
Fidelity Inflation-Protected Bond Index Fund	8.1
VIP Growth & Income Portfolio Initial Class	4.5
VIP Equity-Income Portfolio Initial Class	3.9
VIP Growth Portfolio Initial Class	3.8
VIP Contrafund Portfolio Initial Class	3.7
VIP Value Portfolio Initial Class	2.9
93.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.3%
International Equity Funds	22.5%
Bond Funds	44.0%
Short-Term Funds	12.2%

VIP Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 21.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	93,970	$3,492,848
VIP Equity-Income Portfolio Initial Class (a)	155,199	3,689,086
VIP Growth & Income Portfolio Initial Class (a)	189,722	4,206,126
VIP Growth Portfolio Initial Class (a)	45,138	3,569,954
VIP Mid Cap Portfolio Initial Class (a)	31,093	1,024,513
VIP Value Portfolio Initial Class (a)	171,750	2,710,222
VIP Value Strategies Portfolio Initial Class (a)	99,781	1,328,086
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,722,969)		20,020,835

International Equity Funds - 22.5%
VIP Emerging Markets Portfolio Initial Class (a)	653,971	8,292,353
VIP Overseas Portfolio Initial Class (a)	556,725	12,877,039
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,885,396)		21,169,392

Bond Funds - 44.0%
Fidelity Inflation-Protected Bond Index Fund (a)	757,697	7,637,591
Fidelity Long-Term Treasury Bond Index Fund (a)	168,296	2,372,970
VIP High Income Portfolio Initial Class (a)	347,298	1,885,826
VIP Investment Grade Bond Portfolio Initial Class (a)	2,236,399	29,453,381
TOTAL BOND FUNDS
(Cost $39,572,073)		41,349,768

Short-Term Funds - 12.2%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $11,411,775)	11,411,775	11,411,775
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $75,592,213)		93,951,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,797)
NET ASSETS - 100%		$93,941,973

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,176,291	$3,003,359	$1,934,220	$141,903	$24,229	$367,932	$7,637,591
Fidelity Long-Term Treasury Bond Index Fund	4,197,239	1,599,358	4,122,052	101,352	451,133	247,292	2,372,970
VIP Contrafund Portfolio Initial Class	3,837,163	1,413,899	2,337,481	476,547	209,229	370,038	3,492,848
VIP Emerging Markets Portfolio Initial Class	5,345,935	3,387,104	2,012,323	123,834	70,320	1,501,317	8,292,353
VIP Equity-Income Portfolio Initial Class	4,025,054	1,367,914	2,317,664	344,158	46,486	567,296	3,689,086
VIP Government Money Market Portfolio Initial Class 1.43%	8,875,763	5,047,615	2,511,603	192,334	--	--	11,411,775
VIP Growth & Income Portfolio Initial Class	4,588,440	1,799,023	2,794,383	567,576	333,251	279,795	4,206,126
VIP Growth Portfolio Initial Class	3,920,972	1,260,416	2,504,109	269,402	703,629	189,046	3,569,954
VIP High Income Portfolio Initial Class	1,555,904	618,856	427,379	91,879	(946)	139,391	1,885,826
VIP Investment Grade Bond Portfolio Initial Class	19,767,364	13,855,863	5,391,799	733,887	17,408	1,204,545	29,453,381
VIP Mid Cap Portfolio Initial Class	1,114,665	444,898	639,227	133,163	3,117	101,060	1,024,513
VIP Overseas Portfolio Initial Class	8,569,131	5,090,194	2,703,640	536,419	66,441	1,854,913	12,877,039
VIP Value Portfolio Initial Class	2,954,070	1,005,741	1,800,147	259,839	145,259	405,299	2,710,222
VIP Value Strategies Portfolio Initial Class	1,441,899	522,055	901,648	161,654	46,327	219,453	1,328,086
	$76,369,890	$40,416,295	$32,397,675	$4,133,947	$2,115,883	$7,447,377	$93,951,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $75,592,213)	$93,951,770
Total Investment in Securities (cost $75,592,213)		$93,951,770
Cash		12
Receivable for investments sold		895,814
Receivable for fund shares sold		681,864
Total assets		95,529,460
Liabilities
Payable for investments purchased	$1,477,470
Payable for fund shares redeemed	100,227
Distribution and service plan fees payable	9,790
Total liabilities		1,587,487
Net Assets		$93,941,973
Net Assets consist of:
Paid in capital		$71,738,758
Total accumulated earnings (loss)		22,203,215
Net Assets		$93,941,973
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($32,215,224 ÷ 2,441,469 shares)		$13.20
Service Class:
Net Asset Value, offering price and redemption price per share ($22,763,338 ÷ 1,729,005 shares)		$13.17
Service Class 2:
Net Asset Value, offering price and redemption price per share ($38,963,411 ÷ 2,969,160 shares)		$13.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,813,875
Expenses
Distribution and service plan fees	$105,913
Independent trustees' fees and expenses	320
Total expenses		106,233
Net investment income (loss)		1,707,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,115,883
Capital gain distributions from underlying funds:
Affiliated issuers	2,320,072
Total net realized gain (loss)		4,435,955
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,447,377
Total change in net unrealized appreciation (depreciation)		7,447,377
Net gain (loss)		11,883,332
Net increase (decrease) in net assets resulting from operations		$13,590,974

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,707,642	$1,236,262
Net realized gain (loss)	4,435,955	5,724,555
Change in net unrealized appreciation (depreciation)	7,447,377	(11,088,289)
Net increase (decrease) in net assets resulting from operations	13,590,974	(4,127,472)
Distributions to shareholders	(7,551,822)	(5,006,805)
Share transactions - net increase (decrease)	11,543,610	(14,501,118)
Total increase (decrease) in net assets	17,582,762	(23,635,395)
Net Assets
Beginning of period	76,359,211	99,994,606
End of period	$93,941,973	$76,359,211

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$13.68	$12.39	$12.24	$12.58
Income from Investment Operations
Net investment income (loss)A	.28	.20	.20	.18	.23
Net realized and unrealized gain (loss)	1.86	(.87)	1.64	.50	(.27)
Total from investment operations	2.14	(.67)	1.84	.68	(.04)
Distributions from net investment income	(.27)	(.22)	(.21)	(.19)	(.24)
Distributions from net realized gain	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(1.20)B	(.75)	(.55)	(.53)	(.30)C
Net asset value, end of period	$13.20	$12.26	$13.68	$12.39	$12.24
Total ReturnD,E	18.35%	(5.07)%	15.10%	5.91%	(.33)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.22%	1.52%	1.51%	1.46%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$32,215	$29,361	$33,249	$32,720	$35,352
Portfolio turnover rateH	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.936 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$13.65	$12.37	$12.22	$12.56
Income from Investment Operations
Net investment income (loss)A	.27	.19	.18	.17	.22
Net realized and unrealized gain (loss)	1.85	(.86)	1.64	.50	(.27)
Total from investment operations	2.12	(.67)	1.82	.67	(.05)
Distributions from net investment income	(.26)	(.20)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(1.19)B	(.74)C	(.54)D	(.52)	(.29)
Net asset value, end of period	$13.17	$12.24	$13.65	$12.37	$12.22
Total ReturnE,F	18.21%	(5.11)%	14.93%	5.81%	(.44)%
Ratios to Average Net AssetsG
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.12%	1.42%	1.41%	1.36%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$22,763	$11,777	$17,058	$14,384	$16,378
Portfolio turnover rateH	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.19 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.936 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.532 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.343 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$13.61	$12.33	$12.19	$12.52
Income from Investment Operations
Net investment income (loss)A	.25	.17	.16	.15	.20
Net realized and unrealized gain (loss)	1.84	(.86)	1.63	.49	(.26)
Total from investment operations	2.09	(.69)	1.79	.64	(.06)
Distributions from net investment income	(.23)	(.18)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.94)	(.53)	(.34)	(.34)	(.07)
Total distributions	(1.17)	(.72)B	(.51)	(.50)	(.27)
Net asset value, end of period	$13.12	$12.20	$13.61	$12.33	$12.19
Total ReturnC,D	17.97%	(5.28)%	14.80%	5.58%	(.51)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.97%	1.27%	1.26%	1.21%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$38,963	$35,222	$49,688	$50,238	$57,679
Portfolio turnover rateF	39%	33%	27%	24%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.72 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.532 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	27.9
VIP Overseas Portfolio Initial Class	16.1
VIP Emerging Markets Portfolio Initial Class	9.7
VIP Government Money Market Portfolio Initial Class 1.43%	8.6
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Growth & Income Portfolio Initial Class	5.5
VIP Equity-Income Portfolio Initial Class	4.8
VIP Growth Portfolio Initial Class	4.7
VIP Contrafund Portfolio Initial Class	4.6
VIP Value Portfolio Initial Class	3.6
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.2%
International Equity Funds	25.8%
Bond Funds	39.4%
Short-Term Funds	8.6%

VIP Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 26.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	927,960	$34,492,277
VIP Equity-Income Portfolio Initial Class (a)	1,532,625	36,430,507
VIP Growth & Income Portfolio Initial Class (a)	1,873,519	41,535,914
VIP Growth Portfolio Initial Class (a)	445,737	35,253,337
VIP Mid Cap Portfolio Initial Class (a)	307,043	10,117,078
VIP Value Portfolio Initial Class (a)	1,696,058	26,763,797
VIP Value Strategies Portfolio Initial Class (a)	985,344	13,114,930
TOTAL DOMESTIC EQUITY FUNDS
(Cost $109,480,102)		197,707,840

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Initial Class (a)	5,782,580	73,323,118
VIP Overseas Portfolio Initial Class (a)	5,242,369	121,255,989
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $138,778,660)		194,579,107

Bond Funds - 39.4%
Fidelity Inflation-Protected Bond Index Fund (a)	5,188,933	52,304,443
Fidelity Long-Term Treasury Bond Index Fund (a)	1,350,404	19,040,701
VIP High Income Portfolio Initial Class (a)	2,786,828	15,132,475
VIP Investment Grade Bond Portfolio Initial Class (a)	15,981,322	210,474,015
TOTAL BOND FUNDS
(Cost $287,761,189)		296,951,634

Short-Term Funds - 8.6%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $64,501,175)	64,501,175	64,501,175
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $600,521,126)		753,739,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,854)
NET ASSETS - 100%		$753,620,902

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8
Total	$8

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$46,635,006	$13,649,570	$11,018,968	$993,263	$179,104	$2,859,731	$52,304,443
Fidelity Long-Term Treasury Bond Index Fund	34,996,167	9,657,205	31,528,416	856,182	3,787,499	2,128,246	19,040,701
VIP Contrafund Portfolio Initial Class	39,199,577	8,279,733	18,925,822	4,930,274	2,738,124	3,200,665	34,492,277
VIP Emerging Markets Portfolio Initial Class	50,295,333	21,471,339	13,024,246	1,097,000	466,246	14,114,446	73,323,118
VIP Equity-Income Portfolio Initial Class	41,119,044	7,376,722	18,435,816	3,535,383	999,018	5,371,539	36,430,507
VIP Government Money Market Portfolio Initial Class 1.43%	53,825,731	21,201,668	10,526,224	1,175,917	--	--	64,501,175
VIP Growth & Income Portfolio Initial Class	46,875,944	11,061,939	22,797,532	5,847,811	3,515,176	2,880,387	41,535,914
VIP Growth Portfolio Initial Class	40,055,816	6,549,889	20,497,927	2,787,666	6,683,158	2,462,401	35,253,337
VIP High Income Portfolio Initial Class	13,332,850	3,042,912	2,447,001	746,828	(36,510)	1,240,224	15,132,475
VIP Investment Grade Bond Portfolio Initial Class	152,308,072	75,412,064	27,048,209	5,327,929	37,649	9,764,439	210,474,015
VIP Mid Cap Portfolio Initial Class	11,378,471	2,780,538	5,098,716	1,376,062	(64,938)	1,121,723	10,117,078
VIP Overseas Portfolio Initial Class	84,951,612	34,524,129	17,287,970	5,270,065	313,293	18,754,925	121,255,989
VIP Value Portfolio Initial Class	30,175,011	5,552,267	14,687,382	2,662,804	1,553,065	4,170,836	26,763,797
VIP Value Strategies Portfolio Initial Class	14,722,394	3,029,092	7,384,491	1,667,220	497,339	2,250,596	13,114,930
	$659,871,028	$223,589,067	$220,708,720	$38,274,404	$20,668,223	$70,320,158	$753,739,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $600,521,126)	$753,739,756
Total Investment in Securities (cost $600,521,126)		$753,739,756
Cash		29
Receivable for investments sold		9,544,312
Receivable for fund shares sold		797,103
Total assets		764,081,200
Liabilities
Payable for investments purchased	$9,058,922
Payable for fund shares redeemed	1,282,546
Distribution and service plan fees payable	118,830
Total liabilities		10,460,298
Net Assets		$753,620,902
Net Assets consist of:
Paid in capital		$561,106,635
Total accumulated earnings (loss)		192,514,267
Net Assets		$753,620,902
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($74,801,011 ÷ 5,339,336 shares)		$14.01
Service Class:
Net Asset Value, offering price and redemption price per share ($171,841,910 ÷ 12,306,290 shares)		$13.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($506,977,981 ÷ 36,430,641 shares)		$13.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$14,757,032
Income from Fidelity Central Funds		8
Total income		14,757,040
Expenses
Distribution and service plan fees	$1,380,217
Independent trustees' fees and expenses	2,792
Total expenses before reductions	1,383,009
Expense reductions	(3)
Total expenses after reductions		1,383,006
Net investment income (loss)		13,374,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	20,668,223
Capital gain distributions from underlying funds:
Affiliated issuers	23,517,372
Total net realized gain (loss)		44,185,595
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	70,320,158
Total change in net unrealized appreciation (depreciation)		70,320,158
Net gain (loss)		114,505,753
Net increase (decrease) in net assets resulting from operations		$127,879,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,374,034	$9,617,498
Net realized gain (loss)	44,185,595	37,298,755
Change in net unrealized appreciation (depreciation)	70,320,158	(89,733,329)
Net increase (decrease) in net assets resulting from operations	127,879,787	(42,817,076)
Distributions to shareholders	(51,869,890)	(33,509,898)
Share transactions - net increase (decrease)	17,856,515	(36,054,272)
Total increase (decrease) in net assets	93,866,412	(112,381,246)
Net Assets
Beginning of period	659,754,490	772,135,736
End of period	$753,620,902	$659,754,490

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$14.03	$12.56	$12.44	$12.77
Income from Investment Operations
Net investment income (loss)A	.28	.21	.21	.18	.24
Net realized and unrealized gain (loss)	2.16	(1.01)	1.84	.53	(.27)
Total from investment operations	2.44	(.80)	2.05	.71	(.03)
Distributions from net investment income	(.28)	(.21)	(.21)	(.19)	(.24)
Distributions from net realized gain	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(1.01)	(.65)	(.58)	(.59)B	(.30)
Net asset value, end of period	$14.01	$12.58	$14.03	$12.56	$12.44
Total ReturnC,D	20.13%	(5.86)%	16.62%	6.12%	(.27)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.08%	1.50%	1.54%	1.50%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$74,801	$63,490	$75,021	$63,131	$87,496
Portfolio turnover rateG	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$13.99	$12.53	$12.41	$12.74
Income from Investment Operations
Net investment income (loss)A	.26	.19	.19	.17	.23
Net realized and unrealized gain (loss)	2.16	(1.00)	1.84	.53	(.27)
Total from investment operations	2.42	(.81)	2.03	.70	(.04)
Distributions from net investment income	(.27)	(.20)	(.20)	(.18)	(.23)
Distributions from net realized gain	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(1.00)	(.64)	(.57)	(.58)B	(.29)
Net asset value, end of period	$13.96	$12.54	$13.99	$12.53	$12.41
Total ReturnC,D	20.01%	(5.98)%	16.47%	6.04%	(.37)%
Ratios to Average Net AssetsE
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.98%	1.40%	1.44%	1.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$171,842	$132,086	$140,686	$109,279	$94,022
Portfolio turnover rateF	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$13.94	$12.49	$12.38	$12.70
Income from Investment Operations
Net investment income (loss)A	.24	.17	.17	.15	.21
Net realized and unrealized gain (loss)	2.16	(.99)	1.83	.51	(.27)
Total from investment operations	2.40	(.82)	2.00	.66	(.06)
Distributions from net investment income	(.25)	(.18)	(.17)	(.16)	(.21)
Distributions from net realized gain	(.73)	(.44)	(.37)	(.39)	(.06)
Total distributions	(.98)	(.62)	(.55)B	(.55)	(.26)C
Net asset value, end of period	$13.92	$12.50	$13.94	$12.49	$12.38
Total ReturnD,E	19.88%	(6.08)%	16.26%	5.80%	(.46)%
Ratios to Average Net AssetsF
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.83%	1.25%	1.29%	1.25%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$506,978	$464,178	$556,429	$531,518	$549,528
Portfolio turnover rateG	31%	28%	21%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.55 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.371 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	25.4
VIP Overseas Portfolio Initial Class	18.0
VIP Emerging Markets Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	6.3
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Initial Class	5.6
VIP Growth Portfolio Initial Class	5.4
VIP Government Money Market Portfolio Initial Class 1.43%	5.3
VIP Contrafund Portfolio Initial Class	5.3
VIP Value Portfolio Initial Class	4.1
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.2%
International Equity Funds	28.4%
Bond Funds	36.1%
Short-Term Funds	5.3%

VIP Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	341,928	$12,709,454
VIP Equity-Income Portfolio Initial Class (a)	564,691	13,422,714
VIP Growth & Income Portfolio Initial Class (a)	690,310	15,304,170
VIP Growth Portfolio Initial Class (a)	164,244	12,990,028
VIP Mid Cap Portfolio Initial Class (a)	113,127	3,727,548
VIP Value Portfolio Initial Class (a)	624,892	9,860,799
VIP Value Strategies Portfolio Initial Class (a)	363,026	4,831,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $52,137,964)		72,846,594

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Initial Class (a)	1,989,790	25,230,537
VIP Overseas Portfolio Initial Class (a)	1,878,652	43,453,220
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $54,637,429)		68,683,757

Bond Funds - 36.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,482,911	14,947,742
Fidelity Long-Term Treasury Bond Index Fund (a)	432,810	6,102,626
VIP High Income Portfolio Initial Class (a)	893,056	4,849,296
VIP Investment Grade Bond Portfolio Initial Class (a)	4,651,803	61,264,240
TOTAL BOND FUNDS
(Cost $84,874,756)		87,163,904

Short-Term Funds - 5.3%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $12,818,552)	12,818,552	12,818,552
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $204,468,701)		241,512,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,373)
NET ASSETS - 100%		$241,485,434

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13
Total	$13

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,255,169	$8,040,925	$5,106,769	$276,409	$16,442	$741,975	$14,947,742
Fidelity Long-Term Treasury Bond Index Fund	10,798,802	6,408,867	13,138,916	281,958	1,669,187	364,686	6,102,626
VIP Contrafund Portfolio Initial Class	12,599,083	6,679,711	8,661,694	1,619,758	117,746	1,974,608	12,709,454
VIP Emerging Markets Portfolio Initial Class	15,194,863	12,744,154	7,423,346	365,464	101,462	4,613,404	25,230,537
VIP Equity-Income Portfolio Initial Class	13,216,056	6,625,507	8,671,534	1,177,553	(94,085)	2,346,770	13,422,714
VIP Government Money Market Portfolio Initial Class 1.43%	10,181,722	8,562,387	5,925,557	239,074	--	--	12,818,552
VIP Growth & Income Portfolio Initial Class	15,065,873	8,398,830	10,500,318	1,936,545	372,065	1,967,720	15,304,170
VIP Growth Portfolio Initial Class	12,874,256	6,175,396	9,225,752	915,631	524,036	2,642,092	12,990,028
VIP High Income Portfolio Initial Class	3,614,393	2,368,990	1,476,110	228,717	4,971	337,052	4,849,296
VIP Investment Grade Bond Portfolio Initial Class	36,858,138	38,513,293	16,557,220	1,479,223	38,440	2,411,589	61,264,240
VIP Mid Cap Portfolio Initial Class	3,660,458	2,059,018	2,363,894	453,167	(67,718)	439,684	3,727,548
VIP Overseas Portfolio Initial Class	26,646,015	22,772,358	12,495,836	1,739,659	69,588	6,461,095	43,453,220
VIP Value Portfolio Initial Class	9,699,719	4,885,759	6,748,389	890,903	16,771	2,006,939	9,860,799
VIP Value Strategies Portfolio Initial Class	4,734,870	2,483,112	3,355,225	551,095	(91,646)	1,060,770	4,831,881
	$186,399,417	$136,718,307	$111,650,560	$12,155,156	$2,677,259	$27,368,384	$241,512,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $204,468,701)	$241,512,807
Total Investment in Securities (cost $204,468,701)		$241,512,807
Cash		36
Receivable for investments sold		1,795,230
Receivable for fund shares sold		2,794,062
Total assets		246,102,135
Liabilities
Payable for investments purchased	$4,346,818
Payable for fund shares redeemed	242,537
Distribution and service plan fees payable	27,346
Total liabilities		4,616,701
Net Assets		$241,485,434
Net Assets consist of:
Paid in capital		$195,492,354
Total accumulated earnings (loss)		45,993,080
Net Assets		$241,485,434
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($47,253,384 ÷ 3,080,710 shares)		$15.34
Service Class:
Net Asset Value, offering price and redemption price per share ($96,430,165 ÷ 6,303,471 shares)		$15.30
Service Class 2:
Net Asset Value, offering price and redemption price per share ($97,801,885 ÷ 6,428,400 shares)		$15.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,498,961
Income from Fidelity Central Funds		13
Total income		4,498,974
Expenses
Distribution and service plan fees	$297,759
Independent trustees' fees and expenses	856
Total expenses before reductions	298,615
Expense reductions	(3)
Total expenses after reductions		298,612
Net investment income (loss)		4,200,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,677,259
Capital gain distributions from underlying funds:
Affiliated issuers	7,656,195
Total net realized gain (loss)		10,333,454
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	27,368,384
Total change in net unrealized appreciation (depreciation)		27,368,384
Net gain (loss)		37,701,838
Net increase (decrease) in net assets resulting from operations		$41,902,200

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,200,362	$2,640,503
Net realized gain (loss)	10,333,454	5,550,104
Change in net unrealized appreciation (depreciation)	27,368,384	(21,448,498)
Net increase (decrease) in net assets resulting from operations	41,902,200	(13,257,891)
Distributions to shareholders	(10,068,406)	(6,054,958)
Share transactions - net increase (decrease)	23,288,175	34,905,331
Total increase (decrease) in net assets	55,121,969	15,592,482
Net Assets
Beginning of period	186,363,465	170,770,983
End of period	$241,485,434	$186,363,465

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$14.64	$12.95	$12.82	$13.16
Income from Investment Operations
Net investment income (loss)A	.30	.23	.22	.21	.26
Net realized and unrealized gain (loss)	2.53	(1.17)	2.06	.52	(.28)
Total from investment operations	2.83	(.94)	2.28	.73	(.02)
Distributions from net investment income	(.30)	(.21)	(.21)	(.20)	(.25)
Distributions from net realized gain	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.70)B	(.49)	(.59)	(.60)C	(.32)
Net asset value, end of period	$15.34	$13.21	$14.64	$12.95	$12.82
Total ReturnD,E	21.86%	(6.52)%	17.89%	6.18%	(.18)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.04%	1.57%	1.58%	1.65%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$47,253	$38,096	$37,773	$27,359	$25,152
Portfolio turnover rateH	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.70 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $.405 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$14.61	$12.92	$12.79	$13.14
Income from Investment Operations
Net investment income (loss)A	.28	.21	.21	.20	.24
Net realized and unrealized gain (loss)	2.53	(1.16)	2.06	.52	(.28)
Total from investment operations	2.81	(.95)	2.27	.72	(.04)
Distributions from net investment income	(.28)	(.19)	(.20)	(.19)	(.23)
Distributions from net realized gain	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.69)	(.48)B	(.58)	(.59)C	(.31)D
Net asset value, end of period	$15.30	$13.18	$14.61	$12.92	$12.79
Total ReturnE,F	21.70%	(6.61)%	17.84%	6.11%	(.36)%
Ratios to Average Net AssetsG
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.94%	1.47%	1.48%	1.55%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$96,430	$79,033	$69,430	$48,319	$36,677
Portfolio turnover rateH	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.284 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$14.54	$12.87	$12.74	$13.09
Income from Investment Operations
Net investment income (loss)A	.26	.19	.18	.18	.22
Net realized and unrealized gain (loss)	2.51	(1.16)	2.04	.52	(.28)
Total from investment operations	2.77	(.97)	2.22	.70	(.06)
Distributions from net investment income	(.26)	(.18)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.41)	(.28)	(.38)	(.41)	(.07)
Total distributions	(.67)	(.46)	(.55)B	(.57)C	(.29)
Net asset value, end of period	$15.21	$13.11	$14.54	$12.87	$12.74
Total ReturnD,E	21.51%	(6.78)%	17.57%	5.98%	(.50)%
Ratios to Average Net AssetsF
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79%	1.32%	1.33%	1.40%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$97,802	$69,234	$63,568	$59,895	$52,321
Portfolio turnover rateG	51%	32%	29%	24%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.55 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.378 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	21.5
VIP Overseas Portfolio Initial Class	20.8
VIP Emerging Markets Portfolio Initial Class	11.5
VIP Growth & Income Portfolio Initial Class	7.6
VIP Equity-Income Portfolio Initial Class	6.6
VIP Growth Portfolio Initial Class	6.4
VIP Contrafund Portfolio Initial Class	6.3
VIP Value Portfolio Initial Class	4.9
Fidelity Inflation-Protected Bond Index Fund	4.7
Fidelity Long-Term Treasury Bond Index Fund	2.5
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	32.3%
Bond Funds	30.7%
Short-Term Funds	1.0%

VIP Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	734,683	$27,308,152
VIP Equity-Income Portfolio Initial Class (a)	1,213,361	28,841,595
VIP Growth & Income Portfolio Initial Class (a)	1,483,259	32,883,849
VIP Growth Portfolio Initial Class (a)	352,900	27,910,845
VIP Mid Cap Portfolio Initial Class (a)	243,081	8,009,517
VIP Value Portfolio Initial Class (a)	1,342,742	21,188,462
VIP Value Strategies Portfolio Initial Class (a)	780,072	10,382,762
TOTAL DOMESTIC EQUITY FUNDS
(Cost $108,412,317)		156,525,182

International Equity Funds - 32.3%
VIP Emerging Markets Portfolio Initial Class (a)	3,952,584	50,118,765
VIP Overseas Portfolio Initial Class (a)	3,913,405	90,517,049
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $110,260,422)		140,635,814

Bond Funds - 30.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,001,843	20,178,572
Fidelity Long-Term Treasury Bond Index Fund (a)	779,807	10,995,285
VIP High Income Portfolio Initial Class (a)	1,609,162	8,737,751
VIP Investment Grade Bond Portfolio Initial Class (a)	7,108,750	93,622,240
TOTAL BOND FUNDS
(Cost $130,371,396)		133,533,848

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $4,366,252)	4,366,252	4,366,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $353,410,387)		435,061,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,912)
NET ASSETS - 100%		$434,940,184

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,366,342	$11,621,155	$1,503,097	$349,050	$5,537	$688,635	$20,178,572
Fidelity Long-Term Treasury Bond Index Fund	18,682,874	8,298,047	19,532,542	489,120	2,597,430	949,476	10,995,285
VIP Contrafund Portfolio Initial Class	26,476,567	8,423,180	11,961,307	3,414,279	380,177	3,989,535	27,308,152
VIP Emerging Markets Portfolio Initial Class	29,466,989	17,308,410	5,743,024	736,354	38,865	9,047,525	50,118,765
VIP Equity-Income Portfolio Initial Class	27,771,525	8,067,134	11,637,272	2,497,939	(10,406)	4,650,614	28,841,595
VIP Government Money Market Portfolio Initial Class 1.43%	5,112,251	2,335,820	3,081,819	106,260	--	--	4,366,252
VIP Growth & Income Portfolio Initial Class	31,657,753	10,708,915	14,229,167	4,097,265	669,446	4,076,902	32,883,849
VIP Growth Portfolio Initial Class	27,054,161	7,080,629	12,855,750	1,929,848	1,498,667	5,133,138	27,910,845
VIP High Income Portfolio Initial Class	6,199,045	2,898,862	931,095	414,602	2,468	568,471	8,737,751
VIP Investment Grade Bond Portfolio Initial Class	48,475,361	50,425,302	8,374,290	2,248,469	62,490	3,033,377	93,622,240
VIP Mid Cap Portfolio Initial Class	7,691,303	2,643,420	3,090,149	956,316	(116,868)	881,811	8,009,517
VIP Overseas Portfolio Initial Class	54,474,278	31,249,029	8,396,815	3,609,182	114,704	13,075,853	90,517,049
VIP Value Portfolio Initial Class	20,382,444	5,823,889	9,159,039	1,893,759	75,682	4,065,486	21,188,462
VIP Value Strategies Portfolio Initial Class	9,948,865	3,039,716	4,596,660	1,164,939	(159,461)	2,150,302	10,382,762
	$322,759,758	$169,923,508	$115,092,026	$23,907,382	$5,158,731	$52,311,125	$435,061,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $353,410,387)	$435,061,096
Total Investment in Securities (cost $353,410,387)		$435,061,096
Cash		43
Receivable for investments sold		5,501,471
Receivable for fund shares sold		943,951
Total assets		441,506,561
Liabilities
Payable for investments purchased	$5,746,073
Payable for fund shares redeemed	771,341
Distribution and service plan fees payable	48,963
Total liabilities		6,566,377
Net Assets		$434,940,184
Net Assets consist of:
Paid in capital		$336,724,188
Total accumulated earnings (loss)		98,215,996
Net Assets		$434,940,184
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($93,563,990 ÷ 6,122,651 shares)		$15.28
Service Class:
Net Asset Value, offering price and redemption price per share ($168,104,867 ÷ 11,025,096 shares)		$15.25
Service Class 2:
Net Asset Value, offering price and redemption price per share ($173,271,327 ÷ 11,404,250 shares)		$15.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$8,012,773
Income from Fidelity Central Funds		3
Total income		8,012,776
Expenses
Distribution and service plan fees	$527,105
Independent trustees' fees and expenses	1,481
Total expenses before reductions	528,586
Expense reductions	(3)
Total expenses after reductions		528,583
Net investment income (loss)		7,484,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	5,158,731
Capital gain distributions from underlying funds:
Affiliated issuers	15,894,609
Total net realized gain (loss)		21,053,340
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	52,311,125
Total change in net unrealized appreciation (depreciation)		52,311,125
Net gain (loss)		73,364,465
Net increase (decrease) in net assets resulting from operations		$80,848,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,484,193	$4,424,541
Net realized gain (loss)	21,053,340	12,450,028
Change in net unrealized appreciation (depreciation)	52,311,125	(45,281,433)
Net increase (decrease) in net assets resulting from operations	80,848,658	(28,406,864)
Distributions to shareholders	(20,320,962)	(13,079,327)
Share transactions - net increase (decrease)	51,686,634	34,359,326
Total increase (decrease) in net assets	112,214,330	(7,126,865)
Net Assets
Beginning of period	322,725,854	329,852,719
End of period	$434,940,184	$322,725,854

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$14.67	$12.75	$12.68	$13.01
Income from Investment Operations
Net investment income (loss)A	.30	.20	.20	.18	.22
Net realized and unrealized gain (loss)	2.80	(1.32)	2.41	.57	(.25)
Total from investment operations	3.10	(1.12)	2.61	.75	(.03)
Distributions from net investment income	(.29)	(.20)	(.20)	(.19)	(.23)
Distributions from net realized gain	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.80)	(.57)	(.69)	(.68)	(.30)
Net asset value, end of period	$15.28	$12.98	$14.67	$12.75	$12.68
Total ReturnB,C	24.43%	(7.78)%	20.96%	6.61%	(.24)%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	-%	-%	-%
Expenses net of all reductions	- %E	- %E	-%	-%	-%
Net investment income (loss)	2.09%	1.42%	1.48%	1.42%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$93,564	$71,004	$74,247	$57,779	$68,661
Portfolio turnover rateF	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$14.64	$12.73	$12.66	$12.99
Income from Investment Operations
Net investment income (loss)A	.29	.19	.19	.16	.21
Net realized and unrealized gain (loss)	2.79	(1.32)	2.40	.58	(.25)
Total from investment operations	3.08	(1.13)	2.59	.74	(.04)
Distributions from net investment income	(.28)	(.19)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.78)B	(.56)	(.68)	(.67)C	(.29)
Net asset value, end of period	$15.25	$12.95	$14.64	$12.73	$12.66
Total ReturnD,E	24.37%	(7.88)%	20.82%	6.52%	(.34)%
Ratios to Average Net AssetsF
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.99%	1.32%	1.38%	1.32%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$168,105	$121,155	$111,029	$70,501	$59,096
Portfolio turnover rateG	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.78 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $.508 per share.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.91	$14.60	$12.69	$12.62	$12.95
Income from Investment Operations
Net investment income (loss)A	.26	.17	.17	.14	.19
Net realized and unrealized gain (loss)	2.78	(1.32)	2.40	.58	(.25)
Total from investment operations	3.04	(1.15)	2.57	.72	(.06)
Distributions from net investment income	(.26)	(.17)	(.16)	(.15)	(.20)
Distributions from net realized gain	(.51)	(.37)	(.49)	(.49)	(.07)
Total distributions	(.76)B	(.54)	(.66)C	(.65)D	(.27)
Net asset value, end of period	$15.19	$12.91	$14.60	$12.69	$12.62
Total ReturnE,F	24.11%	(8.05)%	20.69%	6.37%	(.53)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.84%	1.17%	1.23%	1.17%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$173,271	$130,567	$144,577	$132,682	$133,978
Portfolio turnover rateH	30%	29%	26%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.507 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.494 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	25.1
VIP Emerging Markets Portfolio Initial Class	13.1
VIP Investment Grade Bond Portfolio Initial Class	9.6
VIP Growth & Income Portfolio Initial Class	9.4
VIP Equity-Income Portfolio Initial Class	8.2
VIP Growth Portfolio Initial Class	8.0
VIP Contrafund Portfolio Initial Class	7.8
VIP Value Portfolio Initial Class	6.0
VIP Value Strategies Portfolio Initial Class	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.5
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.7%
International Equity Funds	38.2%
Bond Funds	16.1%
Short-Term Funds	1.0%

VIP Freedom 2035 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	240,921	$8,955,034
VIP Equity-Income Portfolio Initial Class (a)	397,869	9,457,342
VIP Growth & Income Portfolio Initial Class (a)	486,375	10,782,927
VIP Growth Portfolio Initial Class (a)	115,727	9,152,824
VIP Mid Cap Portfolio Initial Class (a)	79,704	2,626,253
VIP Value Portfolio Initial Class (a)	440,283	6,947,673
VIP Value Strategies Portfolio Initial Class (a)	255,771	3,404,309
TOTAL DOMESTIC EQUITY FUNDS
(Cost $45,361,709)		51,326,362

International Equity Funds - 38.2%
VIP Emerging Markets Portfolio Initial Class (a)	1,187,896	15,062,527
VIP Overseas Portfolio Initial Class (a)	1,242,644	28,742,351
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,130,452)		43,804,878

Bond Funds - 16.1%
Fidelity Inflation-Protected Bond Index Fund (a)	228,240	2,300,656
Fidelity Long-Term Treasury Bond Index Fund (a)	205,859	2,902,617
VIP High Income Portfolio Initial Class (a)	424,722	2,306,243
VIP Investment Grade Bond Portfolio Initial Class (a)	836,973	11,022,934
TOTAL BOND FUNDS
(Cost $18,262,123)		18,532,450

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $1,152,428)	1,152,428	1,152,428
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $102,906,712)		114,816,118
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,832)
NET ASSETS - 100%		$114,799,286

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,331,683	$1,240,497	$364,220	$41,051	$3,117	$89,579	$2,300,656
Fidelity Long-Term Treasury Bond Index Fund	3,777,714	2,869,996	4,515,494	108,616	589,269	181,132	2,902,617
VIP Contrafund Portfolio Initial Class	6,455,849	4,143,485	2,896,922	860,542	(28,371)	1,280,993	8,955,034
VIP Emerging Markets Portfolio Initial Class	6,668,984	7,172,953	1,131,801	212,037	9,654	2,342,737	15,062,527
VIP Equity-Income Portfolio Initial Class	6,771,588	4,077,196	2,685,718	656,994	(33,075)	1,327,351	9,457,342
VIP Government Money Market Portfolio Initial Class 1.43%	1,033,239	840,252	721,063	23,671	--	--	1,152,428
VIP Growth & Income Portfolio Initial Class	7,719,464	4,987,140	3,300,532	1,058,960	(35,194)	1,412,049	10,782,927
VIP Growth Portfolio Initial Class	6,596,682	3,805,263	3,099,614	485,999	44,455	1,806,038	9,152,824
VIP High Income Portfolio Initial Class	1,270,383	1,138,095	218,879	102,585	544	116,100	2,306,243
VIP Investment Grade Bond Portfolio Initial Class	1,404,797	10,101,752	483,528	232,362	(562)	475	11,022,934
VIP Mid Cap Portfolio Initial Class	1,873,529	1,230,713	700,087	242,857	(30,618)	252,716	2,626,253
VIP Overseas Portfolio Initial Class	13,005,806	14,134,143	2,016,181	970,959	27,638	3,590,945	28,742,351
VIP Value Portfolio Initial Class	4,969,245	2,983,730	2,154,344	504,846	(34,071)	1,183,113	6,947,673
VIP Value Strategies Portfolio Initial Class	2,424,204	1,494,426	1,070,433	299,331	(48,367)	604,479	3,404,309
Total	$65,303,167	$60,219,641	$25,358,816	$5,800,810	$464,419	$14,187,707	$114,816,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $102,906,712)	$114,816,118
Total Investment in Securities (cost $102,906,712)		$114,816,118
Cash		8
Receivable for investments sold		562,537
Receivable for fund shares sold		1,351,509
Total assets		116,730,172
Liabilities
Payable for investments purchased	$1,816,210
Payable for fund shares redeemed	97,828
Distribution and service plan fees payable	16,848
Total liabilities		1,930,886
Net Assets		$114,799,286
Net Assets consist of:
Paid in capital		$99,141,064
Total accumulated earnings (loss)		15,658,222
Net Assets		$114,799,286
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($12,846,460 ÷ 527,602 shares)		$24.35
Service Class:
Net Asset Value, offering price and redemption price per share ($30,572,811 ÷ 1,258,316 shares)		$24.30
Service Class 2:
Net Asset Value, offering price and redemption price per share ($71,380,015 ÷ 2,953,331 shares)		$24.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,855,523
Expenses
Distribution and service plan fees	$161,932
Independent trustees' fees and expenses	327
Total expenses before reductions	162,259
Expense reductions	(3)
Total expenses after reductions		162,256
Net investment income (loss)		1,693,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	464,419
Capital gain distributions from underlying funds:
Affiliated issuers	3,945,287
Total net realized gain (loss)		4,409,706
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	14,187,707
Total change in net unrealized appreciation (depreciation)		14,187,707
Net gain (loss)		18,597,413
Net increase (decrease) in net assets resulting from operations		$20,290,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,693,267	$726,293
Net realized gain (loss)	4,409,706	2,289,869
Change in net unrealized appreciation (depreciation)	14,187,707	(9,792,370)
Net increase (decrease) in net assets resulting from operations	20,290,680	(6,776,208)
Distributions to shareholders	(4,152,908)	(1,917,705)
Share transactions - net increase (decrease)	33,368,834	17,727,522
Total increase (decrease) in net assets	49,506,606	9,033,609
Net Assets
Beginning of period	65,292,680	56,259,071
End of period	$114,799,286	$65,292,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$22.88	$19.39	$19.05	$19.52
Income from Investment Operations
Net investment income (loss)A	.48	.29	.30	.31	.39
Net realized and unrealized gain (loss)	4.92	(2.39)	4.14	.88	(.44)
Total from investment operations	5.40	(2.10)	4.44	1.19	(.05)
Distributions from net investment income	(.41)	(.26)	(.27)	(.26)	(.32)
Distributions from net realized gain	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(1.12)	(.71)	(.95)B	(.85)C	(.42)
Net asset value, end of period	$24.35	$20.07	$22.88	$19.39	$19.05
Total ReturnD,E	27.49%	(9.30)%	23.35%	6.87%	(.31)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.13%	1.30%	1.42%	1.65%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$12,846	$7,977	$6,197	$3,522	$1,545
Portfolio turnover rateH	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.95 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.685 per share.

 C Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$22.84	$19.36	$19.04	$19.51
Income from Investment Operations
Net investment income (loss)A	.46	.27	.28	.29	.37
Net realized and unrealized gain (loss)	4.90	(2.38)	4.13	.87	(.44)
Total from investment operations	5.36	(2.11)	4.41	1.16	(.07)
Distributions from net investment income	(.39)	(.25)	(.25)	(.24)	(.30)
Distributions from net realized gain	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(1.10)	(.69)B	(.93)C	(.84)	(.40)
Net asset value, end of period	$24.30	$20.04	$22.84	$19.36	$19.04
Total ReturnD,E	27.33%	(9.36)%	23.24%	6.70%	(.40)%
Ratios to Average Net AssetsF
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.03%	1.20%	1.32%	1.55%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$30,573	$12,303	$8,385	$4,661	$2,010
Portfolio turnover rateG	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.69 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.447 per share.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.685 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.94	$22.73	$19.27	$18.96	$19.43
Income from Investment Operations
Net investment income (loss)A	.42	.24	.25	.26	.34
Net realized and unrealized gain (loss)	4.88	(2.37)	4.11	.86	(.43)
Total from investment operations	5.30	(2.13)	4.36	1.12	(.09)
Distributions from net investment income	(.36)	(.22)	(.22)	(.22)	(.28)
Distributions from net realized gain	(.71)	(.45)	(.69)	(.60)	(.10)
Total distributions	(1.07)	(.66)B	(.90)C	(.81)D	(.38)
Net asset value, end of period	$24.17	$19.94	$22.73	$19.27	$18.96
Total ReturnE,F	27.13%	(9.50)%	23.07%	6.52%	(.51)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.88%	1.05%	1.17%	1.40%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$71,380	$45,013	$41,677	$28,467	$20,005
Portfolio turnover rateH	29%	27%	25%	18%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.447 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.685 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2040 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	262,600	$9,760,852
VIP Equity-Income Portfolio Initial Class (a)	433,676	10,308,470
VIP Growth & Income Portfolio Initial Class (a)	530,146	11,753,343
VIP Growth Portfolio Initial Class (a)	126,139	9,976,373
VIP Mid Cap Portfolio Initial Class (a)	86,879	2,862,652
VIP Value Portfolio Initial Class (a)	479,911	7,572,990
VIP Value Strategies Portfolio Initial Class (a)	278,797	3,710,794
TOTAL DOMESTIC EQUITY FUNDS
(Cost $47,319,706)		55,945,474

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	1,252,787	15,885,334
VIP Overseas Portfolio Initial Class (a)	1,337,497	30,936,305
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,324,945)		46,821,639

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	227,000	2,288,160
Fidelity Long-Term Treasury Bond Index Fund (a)	204,724	2,886,614
VIP High Income Portfolio Initial Class (a)	422,425	2,293,766
VIP Investment Grade Bond Portfolio Initial Class (a)	212,655	2,800,670
TOTAL BOND FUNDS
(Cost $9,981,763)		10,269,210

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $1,146,197)	1,146,197	1,146,197
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $97,772,611)		114,182,520
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,782)
NET ASSETS - 100%		$114,174,738

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$846,949	$1,738,664	$332,145	$39,522	$592	$34,100	$2,288,160
Fidelity Long-Term Treasury Bond Index Fund	3,642,903	2,301,324	3,717,272	102,293	421,516	238,143	2,886,614
VIP Contrafund Portfolio Initial Class	8,755,524	3,766,590	4,257,745	1,139,643	(19,912)	1,516,395	9,760,852
VIP Emerging Markets Portfolio Initial Class	8,991,467	6,737,059	2,629,467	229,823	58,650	2,727,625	15,885,334
VIP Equity-Income Portfolio Initial Class	9,183,603	3,721,539	4,180,645	842,000	(19,807)	1,603,780	10,308,470
VIP Government Money Market Portfolio Initial Class 1.43%	664,513	697,444	215,760	16,907	--	--	1,146,197
VIP Growth & Income Portfolio Initial Class	10,469,252	4,613,025	4,961,965	1,375,510	(69,828)	1,702,859	11,753,343
VIP Growth Portfolio Initial Class	8,946,473	3,318,164	4,548,603	644,085	146,133	2,114,206	9,976,373
VIP High Income Portfolio Initial Class	1,501,228	1,106,815	450,594	106,715	2,848	133,469	2,293,766
VIP Investment Grade Bond Portfolio Initial Class	415,244	2,743,166	337,904	62,107	259	(20,095)	2,800,670
VIP Mid Cap Portfolio Initial Class	2,539,360	1,135,544	1,069,354	319,797	(43,938)	301,040	2,862,652
VIP Overseas Portfolio Initial Class	17,494,999	14,055,279	4,962,054	1,187,779	83,425	4,264,656	30,936,305
VIP Value Portfolio Initial Class	6,738,731	2,656,477	3,230,238	640,320	(46,349)	1,454,369	7,572,990
VIP Value Strategies Portfolio Initial Class	3,286,361	1,345,216	1,596,692	390,572	(54,207)	730,116	3,710,794
	$83,476,607	$49,936,306	$36,490,438	$7,097,073	$459,382	$16,800,663	$114,182,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $97,772,611)	$114,182,520
Total Investment in Securities (cost $97,772,611)		$114,182,520
Cash		2,100
Receivable for investments sold		1,089,808
Receivable for fund shares sold		64,166
Total assets		115,338,594
Liabilities
Payable for investments purchased	$948,564
Payable for fund shares redeemed	205,410
Distribution and service plan fees payable	9,882
Total liabilities		1,163,856
Net Assets		$114,174,738
Net Assets consist of:
Paid in capital		$93,536,586
Total accumulated earnings (loss)		20,638,152
Net Assets		$114,174,738
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($27,284,009 ÷ 1,182,144 shares)		$23.08
Service Class:
Net Asset Value, offering price and redemption price per share ($63,169,533 ÷ 2,742,203 shares)		$23.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($23,721,196 ÷ 1,033,664 shares)		$22.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,868,474
Income from Fidelity Central Funds		12
Total income		1,868,486
Expenses
Distribution and service plan fees	$104,624
Independent trustees' fees and expenses	388
Total expenses before reductions	105,012
Expense reductions	(25)
Total expenses after reductions		104,987
Net investment income (loss)		1,763,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	459,382
Capital gain distributions from underlying funds:
Affiliated issuers	5,228,599
Total net realized gain (loss)		5,687,981
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	16,800,663
Total change in net unrealized appreciation (depreciation)		16,800,663
Net gain (loss)		22,488,644
Net increase (decrease) in net assets resulting from operations		$24,252,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,763,499	$991,875
Net realized gain (loss)	5,687,981	2,739,651
Change in net unrealized appreciation (depreciation)	16,800,663	(12,897,888)
Net increase (decrease) in net assets resulting from operations	24,252,143	(9,166,362)
Distributions to shareholders	(5,115,366)	(2,691,387)
Share transactions - net increase (decrease)	11,566,566	16,896,290
Total increase (decrease) in net assets	30,703,343	5,038,541
Net Assets
Beginning of period	83,471,395	78,432,854
End of period	$114,174,738	$83,471,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$21.76	$18.39	$18.19	$18.66
Income from Investment Operations
Net investment income (loss)A	.40	.27	.28	.23	.34
Net realized and unrealized gain (loss)	4.88	(2.39)	3.98	.88	(.38)
Total from investment operations	5.28	(2.12)	4.26	1.11	(.04)
Distributions from net investment income	(.39)	(.25)	(.25)	(.24)	(.31)
Distributions from net realized gain	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.14)	(.70)	(.89)	(.91)	(.43)
Net asset value, end of period	$23.08	$18.94	$21.76	$18.39	$18.19
Total ReturnB,C	28.52%	(9.88)%	23.60%	6.83%	(.26)%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	-%	-%	-%
Expenses net of all reductions	- %E	- %E	-%	-%	-%
Net investment income (loss)	1.86%	1.26%	1.39%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$27,284	$19,652	$16,561	$11,515	$15,388
Portfolio turnover rateF	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$21.72	$18.37	$18.17	$18.64
Income from Investment Operations
Net investment income (loss)A	.37	.25	.26	.21	.32
Net realized and unrealized gain (loss)	4.88	(2.38)	3.96	.89	(.38)
Total from investment operations	5.25	(2.13)	4.22	1.10	(.06)
Distributions from net investment income	(.37)	(.23)	(.23)	(.23)	(.29)
Distributions from net realized gain	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.12)	(.68)	(.87)	(.90)	(.41)
Net asset value, end of period	$23.04	$18.91	$21.72	$18.37	$18.17
Total ReturnB,C	28.39%	(9.94)%	23.42%	6.75%	(.35)%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.76%	1.16%	1.29%	1.19%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$63,170	$48,429	$45,492	$22,986	$18,401
Portfolio turnover rateE	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.65	$18.30	$18.12	$18.59
Income from Investment Operations
Net investment income (loss)A	.34	.22	.23	.18	.29
Net realized and unrealized gain (loss)	4.86	(2.38)	3.95	.87	(.38)
Total from investment operations	5.20	(2.16)	4.18	1.05	(.09)
Distributions from net investment income	(.34)	(.20)	(.19)	(.20)	(.27)
Distributions from net realized gain	(.75)	(.45)	(.64)	(.67)	(.12)
Total distributions	(1.09)	(.65)	(.83)	(.87)	(.38)B
Net asset value, end of period	$22.95	$18.84	$21.65	$18.30	$18.12
Total ReturnC,D	28.23%	(10.12)%	23.30%	6.53%	(.49)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.61%	1.01%	1.14%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$23,721	$15,391	$16,380	$15,086	$12,468
Portfolio turnover rateF	36%	39%	26%	36%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2045 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	130,883	$4,864,921
VIP Equity-Income Portfolio Initial Class (a)	216,153	5,137,967
VIP Growth & Income Portfolio Initial Class (a)	264,235	5,858,089
VIP Growth Portfolio Initial Class (a)	62,869	4,972,337
VIP Mid Cap Portfolio Initial Class (a)	43,303	1,426,819
VIP Value Portfolio Initial Class (a)	239,197	3,774,526
VIP Value Strategies Portfolio Initial Class (a)	138,960	1,849,557
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,725,565)		27,884,216

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	624,480	7,918,408
VIP Overseas Portfolio Initial Class (a)	666,594	15,418,324
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,301,551)		23,336,732

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	113,144	1,140,493
Fidelity Long-Term Treasury Bond Index Fund (a)	102,039	1,438,753
VIP High Income Portfolio Initial Class (a)	210,550	1,143,288
VIP Investment Grade Bond Portfolio Initial Class (a)	105,994	1,395,945
TOTAL BOND FUNDS
(Cost $4,996,275)		5,118,479

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $571,302)	571,302	571,302
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $50,594,693)		56,910,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,006)
NET ASSETS - 100%		$56,901,723

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$352,900	$842,477	$68,011	$19,456	$541	$12,586	$1,140,493
Fidelity Long-Term Treasury Bond Index Fund	1,518,153	1,105,485	1,467,231	45,047	175,704	106,642	1,438,753
VIP Contrafund Portfolio Initial Class	3,648,605	1,954,663	1,428,990	481,568	(7,763)	698,406	4,864,921
VIP Emerging Markets Portfolio Initial Class	3,745,635	3,429,059	520,678	114,461	19,409	1,244,983	7,918,408
VIP Equity-Income Portfolio Initial Class	3,827,063	1,959,259	1,361,321	367,420	(17,677)	730,643	5,137,967
VIP Government Money Market Portfolio Initial Class 1.43%	276,899	338,978	44,575	7,529	--	--	571,302
VIP Growth & Income Portfolio Initial Class	4,362,874	2,387,744	1,645,109	592,386	(22,886)	775,466	5,858,089
VIP Growth Portfolio Initial Class	3,728,207	1,764,884	1,544,146	271,973	29,399	993,993	4,972,337
VIP High Income Portfolio Initial Class	625,306	553,998	91,444	52,107	(1,025)	56,453	1,143,288
VIP Investment Grade Bond Portfolio Initial Class	173,048	1,319,331	84,723	30,774	704	(12,415)	1,395,945
VIP Mid Cap Portfolio Initial Class	1,058,265	582,007	334,323	135,893	(13,889)	134,759	1,426,819
VIP Overseas Portfolio Initial Class	7,291,740	6,994,134	836,296	537,342	16,117	1,952,629	15,418,324
VIP Value Portfolio Initial Class	2,808,230	1,411,458	1,075,891	282,269	(38,079)	668,808	3,774,526
VIP Value Strategies Portfolio Initial Class	1,369,542	704,586	530,259	167,455	(27,277)	332,965	1,849,557
	$34,786,467	$25,348,063	$11,032,997	$3,105,680	$113,278	$7,695,918	$56,910,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $50,594,693)	$56,910,729
Total Investment in Securities (cost $50,594,693)		$56,910,729
Cash		900
Receivable for investments sold		521,120
Receivable for fund shares sold		45,894
Total assets		57,478,643
Liabilities
Payable for investments purchased	$450,769
Payable for fund shares redeemed	116,244
Distribution and service plan fees payable	9,907
Total liabilities		576,920
Net Assets		$56,901,723
Net Assets consist of:
Paid in capital		$48,785,431
Total accumulated earnings (loss)		8,116,292
Net Assets		$56,901,723
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,686,261 ÷ 159,734 shares)		$23.08
Service Class:
Net Asset Value, offering price and redemption price per share ($7,344,611 ÷ 318,879 shares)		$23.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($45,870,851 ÷ 2,000,718 shares)		$22.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$902,246
Expenses
Distribution and service plan fees	$95,764
Independent trustees' fees and expenses	170
Total expenses before reductions	95,934
Expense reductions	(18)
Total expenses after reductions		95,916
Net investment income (loss)		806,330
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	113,278
Capital gain distributions from underlying funds:
Affiliated issuers	2,203,434
Total net realized gain (loss)		2,316,712
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,695,918
Total change in net unrealized appreciation (depreciation)		7,695,918
Net gain (loss)		10,012,630
Net increase (decrease) in net assets resulting from operations		$10,818,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$806,330	$370,026
Net realized gain (loss)	2,316,712	1,143,788
Change in net unrealized appreciation (depreciation)	7,695,918	(5,241,844)
Net increase (decrease) in net assets resulting from operations	10,818,960	(3,728,030)
Distributions to shareholders	(2,203,901)	(958,451)
Share transactions - net increase (decrease)	13,505,541	8,655,380
Total increase (decrease) in net assets	22,120,600	3,968,899
Net Assets
Beginning of period	34,781,123	30,812,224
End of period	$56,901,723	$34,781,123

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$21.64	$18.31	$18.03	$18.50
Income from Investment Operations
Net investment income (loss)A	.43	.27	.30	.28	.38
Net realized and unrealized gain (loss)	4.85	(2.39)	3.93	.83	(.42)
Total from investment operations	5.28	(2.12)	4.23	1.11	(.04)
Distributions from net investment income	(.37)	(.25)	(.24)	(.24)	(.33)
Distributions from net realized gain	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(1.11)	(.61)B	(.90)	(.83)	(.43)
Net asset value, end of period	$23.08	$18.91	$21.64	$18.31	$18.03
Total ReturnC,D	28.57%	(9.89)%	23.59%	6.80%	(.26)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.01%	1.25%	1.46%	1.57%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,686	$2,583	$1,491	$789	$542
Portfolio turnover rateG	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.366 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.88	$21.61	$18.30	$18.02	$18.49
Income from Investment Operations
Net investment income (loss)A	.41	.24	.28	.26	.36
Net realized and unrealized gain (loss)	4.83	(2.37)	3.92	.84	(.42)
Total from investment operations	5.24	(2.13)	4.20	1.10	(.06)
Distributions from net investment income	(.35)	(.23)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(1.09)	(.60)	(.89)	(.82)	(.41)
Net asset value, end of period	$23.03	$18.88	$21.61	$18.30	$18.02
Total ReturnB,C	28.40%	(9.97)%	23.42%	6.73%	(.37)%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.91%	1.15%	1.36%	1.47%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$7,345	$3,900	$1,923	$396	$343
Portfolio turnover rateE	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$21.52	$18.22	$17.95	$18.43
Income from Investment Operations
Net investment income (loss)A	.37	.21	.24	.23	.33
Net realized and unrealized gain (loss)	4.82	(2.37)	3.92	.84	(.42)
Total from investment operations	5.19	(2.16)	4.16	1.07	(.09)
Distributions from net investment income	(.33)	(.20)	(.20)	(.20)	(.29)
Distributions from net realized gain	(.74)	(.37)	(.66)	(.59)	(.10)
Total distributions	(1.06)B	(.56)C	(.86)	(.80)D	(.39)
Net asset value, end of period	$22.93	$18.80	$21.52	$18.22	$17.95
Total ReturnE,F	28.25%	(10.13)%	23.30%	6.56%	(.53)%
Ratios to Average Net AssetsG
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.76%	1.00%	1.21%	1.32%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$45,871	$28,298	$27,399	$16,671	$11,398
Portfolio turnover rateH	25%	42%	23%	19%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.06 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.737 per share.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.366 per share.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2050 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	103,755	$3,856,590
VIP Equity-Income Portfolio Initial Class (a)	171,351	4,073,007
VIP Growth & Income Portfolio Initial Class (a)	209,467	4,643,886
VIP Growth Portfolio Initial Class (a)	49,839	3,941,747
VIP Mid Cap Portfolio Initial Class (a)	34,327	1,131,076
VIP Value Portfolio Initial Class (a)	189,619	2,992,189
VIP Value Strategies Portfolio Initial Class (a)	110,158	1,466,200
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,118,207)		22,104,695

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	495,020	6,276,851
VIP Overseas Portfolio Initial Class (a)	528,445	12,222,930
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,786,528)		18,499,781

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	89,691	904,084
Fidelity Long-Term Treasury Bond Index Fund (a)	80,886	1,140,494
VIP High Income Portfolio Initial Class (a)	166,907	906,306
VIP Investment Grade Bond Portfolio Initial Class (a)	84,023	1,106,583
TOTAL BOND FUNDS
(Cost $3,909,468)		4,057,467

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $452,878)	452,878	452,878
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $39,267,081)		45,114,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,651)
NET ASSETS - 100%		$45,110,170

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$279,207	$695,565	$81,938	$15,450	$470	$10,780	$904,084
Fidelity Long-Term Treasury Bond Index Fund	1,203,830	963,129	1,262,372	37,076	172,478	63,429	1,140,494
VIP Contrafund Portfolio Initial Class	2,887,236	1,773,138	1,363,758	393,905	12,526	547,448	3,856,590
VIP Emerging Markets Portfolio Initial Class	2,963,555	2,914,773	620,309	90,355	18,744	1,000,088	6,276,851
VIP Equity-Income Portfolio Initial Class	3,028,406	1,784,887	1,319,129	298,357	(2,318)	581,161	4,073,007
VIP Government Money Market Portfolio Initial Class 1.43%	216,345	289,802	53,269	6,123	--	--	452,878
VIP Growth & Income Portfolio Initial Class	3,452,313	2,175,555	1,592,312	482,455	(18,456)	626,786	4,643,886
VIP Growth Portfolio Initial Class	2,950,203	1,629,011	1,467,770	222,507	37,139	793,164	3,941,747
VIP High Income Portfolio Initial Class	503,336	478,622	121,738	41,273	322	45,764	906,306
VIP Investment Grade Bond Portfolio Initial Class	122,044	1,080,037	86,490	24,318	547	(9,555)	1,106,583
VIP Mid Cap Portfolio Initial Class	837,767	533,044	335,255	111,017	(5,354)	100,874	1,131,076
VIP Overseas Portfolio Initial Class	5,771,597	6,036,123	1,185,099	432,966	23,194	1,577,115	12,222,930
VIP Value Portfolio Initial Class	2,222,322	1,295,242	1,036,165	228,684	2,076	508,714	2,992,189
VIP Value Strategies Portfolio Initial Class	1,084,047	646,365	510,583	136,523	(2,515)	248,886	1,466,200
	$27,522,208	$22,295,293	$11,036,187	$2,521,009	$238,853	$6,094,654	$45,114,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $39,267,081)	$45,114,821
Total Investment in Securities (cost $39,267,081)		$45,114,821
Cash		615
Receivable for investments sold		539,521
Receivable for fund shares sold		66,677
Total assets		45,721,634
Liabilities
Payable for investments purchased	$382,220
Payable for fund shares redeemed	223,978
Distribution and service plan fees payable	5,266
Total liabilities		611,464
Net Assets		$45,110,170
Net Assets consist of:
Paid in capital		$38,216,733
Total accumulated earnings (loss)		6,893,437
Net Assets		$45,110,170
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($10,317,091 ÷ 498,869 shares)		$20.68
Service Class:
Net Asset Value, offering price and redemption price per share ($14,242,107 ÷ 690,248 shares)		$20.63
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,550,972 ÷ 999,286 shares)		$20.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$718,166
Expenses
Distribution and service plan fees	$50,461
Independent trustees' fees and expenses	139
Total expenses before reductions	50,600
Expense reductions	(15)
Total expenses after reductions		50,585
Net investment income (loss)		667,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	238,853
Capital gain distributions from underlying funds:
Affiliated issuers	1,802,843
Total net realized gain (loss)		2,041,696
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,094,654
Total change in net unrealized appreciation (depreciation)		6,094,654
Net gain (loss)		8,136,350
Net increase (decrease) in net assets resulting from operations		$8,803,931

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$667,581	$316,361
Net realized gain (loss)	2,041,696	346,981
Change in net unrealized appreciation (depreciation)	6,094,654	(3,681,069)
Net increase (decrease) in net assets resulting from operations	8,803,931	(3,017,727)
Distributions to shareholders	(1,709,491)	(939,841)
Share transactions - net increase (decrease)	10,495,898	10,617,841
Total increase (decrease) in net assets	17,590,338	6,660,273
Net Assets
Beginning of period	27,519,832	20,859,559
End of period	$45,110,170	$27,519,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.88	$19.50	$16.55	$16.42	$16.86
Income from Investment Operations
Net investment income (loss)A	.37	.26	.23	.25	.32
Net realized and unrealized gain (loss)	4.36	(2.15)	3.58	.75	(.36)
Total from investment operations	4.73	(1.89)	3.81	1.00	(.04)
Distributions from net investment income	(.34)	(.21)	(.24)	(.25)	(.29)
Distributions from net realized gain	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.93)	(.73)	(.86)B	(.87)	(.40)
Net asset value, end of period	$20.68	$16.88	$19.50	$16.55	$16.42
Total ReturnC,D	28.51%	(9.89)%	23.52%	6.84%	(.29)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	1.96%	1.35%	1.27%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$10,317	$7,056	$5,826	$4,171	$2,266
Portfolio turnover rateG	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.625 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$19.47	$16.52	$16.39	$16.83
Income from Investment Operations
Net investment income (loss)A	.35	.24	.21	.24	.31
Net realized and unrealized gain (loss)	4.35	(2.15)	3.59	.74	(.37)
Total from investment operations	4.70	(1.91)	3.80	.98	(.06)
Distributions from net investment income	(.32)	(.20)	(.22)	(.23)	(.27)
Distributions from net realized gain	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.91)	(.72)	(.85)	(.85)	(.38)
Net asset value, end of period	$20.63	$16.84	$19.47	$16.52	$16.39
Total ReturnB,C	28.39%	(10.03)%	23.46%	6.75%	(.38)%
Ratios to Average Net AssetsD
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.86%	1.25%	1.17%	1.49%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$14,242	$10,203	$6,748	$4,205	$3,004
Portfolio turnover rateE	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.80	$19.42	$16.47	$16.35	$16.80
Income from Investment Operations
Net investment income (loss)A	.32	.21	.18	.21	.28
Net realized and unrealized gain (loss)	4.34	(2.13)	3.58	.74	(.37)
Total from investment operations	4.66	(1.92)	3.76	.95	(.09)
Distributions from net investment income	(.30)	(.18)	(.18)	(.21)	(.25)
Distributions from net realized gain	(.59)	(.52)	(.63)	(.62)	(.11)
Total distributions	(.89)	(.70)	(.81)	(.83)	(.36)
Net asset value, end of period	$20.57	$16.80	$19.42	$16.47	$16.35
Total ReturnB,C	28.22%	(10.13)%	23.30%	6.56%	(.58)%
Ratios to Average Net AssetsD
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.71%	1.10%	1.02%	1.34%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$20,551	$10,262	$8,285	$9,472	$7,649
Portfolio turnover rateE	30%	111%	46%	26%	37%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2055 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,117	$115,869
VIP Equity-Income Portfolio Initial Class (a)	5,148	122,369
VIP Growth & Income Portfolio Initial Class (a)	6,293	139,521
VIP Growth Portfolio Initial Class (a)	1,497	118,429
VIP Mid Cap Portfolio Initial Class (a)	1,031	33,982
VIP Value Portfolio Initial Class (a)	5,697	89,896
VIP Value Strategies Portfolio Initial Class (a)	3,309	44,049
TOTAL DOMESTIC EQUITY FUNDS
(Cost $604,433)		664,115

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	14,871	188,567
VIP Overseas Portfolio Initial Class (a)	15,877	367,236
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $515,239)		555,803

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,695	27,161
Fidelity Long-Term Treasury Bond Index Fund (a)	2,430	34,259
VIP High Income Portfolio Initial Class (a)	5,014	27,229
VIP Investment Grade Bond Portfolio Initial Class (a)	2,524	33,246
TOTAL BOND FUNDS
(Cost $120,104)		121,895

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $13,605)	13,605	13,605
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,253,381)		1,355,418
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111)
NET ASSETS - 100%		$1,355,307

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$28,231	$1,129	$414	$4	$55	$27,161
Fidelity Long-Term Treasury Bond Index Fund	--	58,644	30,149	721	3,855	1,909	34,259
VIP Contrafund Portfolio Initial Class	--	129,556	25,661	362	604	11,370	115,869
VIP Emerging Markets Portfolio Initial Class	--	179,406	3,613	2,492	57	12,717	188,567
VIP Equity-Income Portfolio Initial Class	--	136,449	24,808	1,892	354	10,374	122,369
VIP Government Money Market Portfolio Initial Class 1.43%	--	14,305	700	129	--	--	13,605
VIP Growth & Income Portfolio Initial Class	--	155,606	30,295	1,995	693	13,517	139,521
VIP Growth Portfolio Initial Class	--	131,692	25,668	179	453	11,952	118,429
VIP High Income Portfolio Initial Class	--	28,346	1,303	1,012	(13)	199	27,229
VIP Investment Grade Bond Portfolio Initial Class	--	34,604	975	652	(11)	(372)	33,246
VIP Mid Cap Portfolio Initial Class	--	37,471	4,811	209	(33)	1,355	33,982
VIP Overseas Portfolio Initial Class	--	348,152	8,766	5,324	4	27,846	367,236
VIP Value Portfolio Initial Class	--	100,562	18,373	1,837	284	7,423	89,896
VIP Value Strategies Portfolio Initial Class	--	48,673	8,439	462	123	3,692	44,049
Total	$--	$1,431,697	$184,690	$17,680	$6,374	$102,037	$1,355,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,253,381)	$1,355,418
Total Investment in Securities (cost $1,253,381)		$1,355,418
Cash		17
Receivable for investments sold		9,741
Receivable for fund shares sold		792
Total assets		1,365,968
Liabilities
Payable for investments purchased	$10,532
Payable for fund shares redeemed	1
Distribution and service plan fees payable	128
Total liabilities		10,661
Net Assets		$1,355,307
Net Assets consist of:
Paid in capital		$1,251,870
Total accumulated earnings (loss)		103,437
Net Assets		$1,355,307
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($365,934 ÷ 33,334 shares)		$10.98
Service Class:
Net Asset Value, offering price and redemption price per share ($399,002 ÷ 36,349 shares)		$10.98
Service Class 2:
Net Asset Value, offering price and redemption price per share ($590,371 ÷ 53,802 shares)		$10.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$16,243
Income from Fidelity Central Funds		17
Total income		16,260
Expenses
Distribution and service plan fees	$919
Independent trustees' fees and expenses	3
Total expenses		922
Net investment income (loss)		15,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	6,374
Capital gain distributions from underlying funds:
Affiliated issuers	1,437
Total net realized gain (loss)		7,811
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	102,037
Total change in net unrealized appreciation (depreciation)		102,037
Net gain (loss)		109,848
Net increase (decrease) in net assets resulting from operations		$125,186

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,338
Net realized gain (loss)	7,811
Change in net unrealized appreciation (depreciation)	102,037
Net increase (decrease) in net assets resulting from operations	125,186
Distributions to shareholders	(21,749)
Share transactions - net increase (decrease)	1,251,870
Total increase (decrease) in net assets	1,355,307
Net Assets
Beginning of period	–
End of period	$1,355,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	1.02
Total from investment operations	1.18
Distributions from net investment income	(.15)
Distributions from net realized gain	(.06)
Total distributions	(.20)C
Net asset value, end of period	$10.98
Total ReturnD,E	11.85%
Ratios to Average Net AssetsF
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$366
Portfolio turnover rateI	24%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $0.146 and distributions from net realized gain of $0.057 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.18
Distributions from net investment income	(.14)
Distributions from net realized gain	(.06)
Total distributions	(.20)
Net asset value, end of period	$10.98
Total ReturnC,D	11.78%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F
Expenses net of fee waivers, if any	.10%F
Expenses net of all reductions	.10%F
Net investment income (loss)	2.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$399
Portfolio turnover rateG	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.02
Total from investment operations	1.16
Distributions from net investment income	(.13)
Distributions from net realized gain	(.06)
Total distributions	(.19)
Net asset value, end of period	$10.97
Total ReturnC,D	11.60%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	1.87%F
Supplemental Data
Net assets, end of period (000 omitted)	$590
Portfolio turnover rateG	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.
 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2060 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,960	$110,037
VIP Equity-Income Portfolio Initial Class (a)	4,889	116,210
VIP Growth & Income Portfolio Initial Class (a)	5,976	132,498
VIP Growth Portfolio Initial Class (a)	1,422	112,466
VIP Mid Cap Portfolio Initial Class (a)	979	32,271
VIP Value Portfolio Initial Class (a)	5,410	85,372
VIP Value Strategies Portfolio Initial Class (a)	3,143	41,832
TOTAL DOMESTIC EQUITY FUNDS
(Cost $568,209)		630,686

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	14,123	179,077
VIP Overseas Portfolio Initial Class (a)	15,078	348,753
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $486,070)		527,830

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,559	25,795
Fidelity Long-Term Treasury Bond Index Fund (a)	2,308	32,543
VIP High Income Portfolio Initial Class (a)	4,762	25,858
VIP Investment Grade Bond Portfolio Initial Class (a)	2,397	31,573
TOTAL BOND FUNDS
(Cost $113,960)		115,769

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $12,921)	12,921	12,921
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,181,160)		1,287,206
NET OTHER ASSETS (LIABILITIES) - 0.0%		(115)
NET ASSETS - 100%		$1,287,091

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$26,770	$1,033	$429	$6	$52	$25,795
Fidelity Long-Term Treasury Bond Index Fund	--	57,065	30,389	733	3,891	1,976	32,543
VIP Contrafund Portfolio Initial Class	--	122,541	24,804	380	364	11,936	110,037
VIP Emerging Markets Portfolio Initial Class	--	169,315	3,411	2,617	69	13,104	179,077
VIP Equity-Income Portfolio Initial Class	--	129,991	24,742	1,987	176	10,785	116,210
VIP Government Money Market Portfolio Initial Class 1.43%	--	13,576	655	131	--	--	12,921
VIP Growth & Income Portfolio Initial Class	--	148,229	30,375	2,095	342	14,302	132,498
VIP Growth Portfolio Initial Class	--	125,519	25,895	188	488	12,354	112,466
VIP High Income Portfolio Initial Class	--	26,915	1,213	1,063	(15)	171	25,858
VIP Investment Grade Bond Portfolio Initial Class	--	32,831	859	685	(9)	(390)	31,573
VIP Mid Cap Portfolio Initial Class	--	35,661	4,776	219	(24)	1,410	32,271
VIP Overseas Portfolio Initial Class	--	327,689	7,585	5,591	(7)	28,656	348,753
VIP Value Portfolio Initial Class	--	95,843	18,424	1,929	139	7,814	85,372
VIP Value Strategies Portfolio Initial Class	--	46,350	8,446	486	52	3,876	41,832
Total	$--	$1,358,295	$182,607	$18,533	$5,472	$106,046	$1,287,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,181,160)	$1,287,206
Total Investment in Securities (cost $1,181,160)		$1,287,206
Cash		17
Receivable for investments sold		10,501
Receivable for fund shares sold		1,101
Total assets		1,298,825
Liabilities
Payable for investments purchased	$11,600
Payable for fund shares redeemed	2
Distribution and service plan fees payable	132
Total liabilities		11,734
Net Assets		$1,287,091
Net Assets consist of:
Paid in capital		$1,179,572
Total accumulated earnings (loss)		107,519
Net Assets		$1,287,091
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($366,242 ÷ 33,334 shares)		$10.99
Service Class:
Net Asset Value, offering price and redemption price per share ($445,388 ÷ 40,544 shares)		$10.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($475,461 ÷ 43,293 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$17,028
Income from Fidelity Central Funds		17
Total income		17,045
Expenses
Distribution and service plan fees	$932
Independent trustees' fees and expenses	3
Total expenses		935
Net investment income (loss)		16,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	5,472
Capital gain distributions from underlying funds:
Affiliated issuers	1,505
Total net realized gain (loss)		6,977
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	106,046
Total change in net unrealized appreciation (depreciation)		106,046
Net gain (loss)		113,023
Net increase (decrease) in net assets resulting from operations		$129,133

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,110
Net realized gain (loss)	6,977
Change in net unrealized appreciation (depreciation)	106,046
Net increase (decrease) in net assets resulting from operations	129,133
Distributions to shareholders	(21,614)
Share transactions - net increase (decrease)	1,179,572
Total increase (decrease) in net assets	1,287,091
Net Assets
Beginning of period	–
End of period	$1,287,091

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.16
Net realized and unrealized gain (loss)	1.02
Total from investment operations	1.18
Distributions from net investment income	(.15)
Distributions from net realized gain	(.05)
Total distributions	(.19)C
Net asset value, end of period	$10.99
Total ReturnD,E	11.86%
Ratios to Average Net AssetsF
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$366
Portfolio turnover rateI	23%G

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $0.147 and distributions from net realized gain of $0.047 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H Amount represents less than .005%.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.18
Distributions from net investment income	(.14)
Distributions from net realized gain	(.05)
Total distributions	(.19)
Net asset value, end of period	$10.99
Total ReturnC,D	11.80%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F
Expenses net of fee waivers, if any	.10%F
Expenses net of all reductions	.10%F
Net investment income (loss)	2.08%F
Supplemental Data
Net assets, end of period (000 omitted)	$445
Portfolio turnover rateG	23%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.02
Total from investment operations	1.16
Distributions from net investment income	(.13)
Distributions from net realized gain	(.05)
Total distributions	(.18)
Net asset value, end of period	$10.98
Total ReturnC,D	11.61%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	1.93%F
Supplemental Data
Net assets, end of period (000 omitted)	$475
Portfolio turnover rateG	23%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.1
VIP Emerging Markets Portfolio Initial Class	13.9
VIP Growth & Income Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	9.0
VIP Growth Portfolio Initial Class	8.7
VIP Contrafund Portfolio Initial Class	8.6
VIP Value Portfolio Initial Class	6.6
VIP Value Strategies Portfolio Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Mid Cap Portfolio Initial Class	2.5
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	41.0%
Bond Funds	9.0%
Short-Term Funds	1.0%

VIP Freedom 2065 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,522	$93,727
VIP Equity-Income Portfolio Initial Class (a)	4,164	98,985
VIP Growth & Income Portfolio Initial Class (a)	5,091	112,859
VIP Growth Portfolio Initial Class (a)	1,211	95,796
VIP Mid Cap Portfolio Initial Class (a)	834	27,488
VIP Value Portfolio Initial Class (a)	4,608	72,718
VIP Value Strategies Portfolio Initial Class (a)	2,677	35,632
TOTAL DOMESTIC EQUITY FUNDS
(Cost $483,783)		537,205

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	12,030	152,539
VIP Overseas Portfolio Initial Class (a)	12,843	297,059
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $412,128)		449,598

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,180	21,972
Fidelity Long-Term Treasury Bond Index Fund (a)	1,966	27,720
VIP High Income Portfolio Initial Class (a)	4,056	22,026
VIP Investment Grade Bond Portfolio Initial Class (a)	2,042	26,893
TOTAL BOND FUNDS
(Cost $96,667)		98,611

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.43% (a)(b)
(Cost $11,006)	11,006	11,006
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,003,584)		1,096,420
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88)
NET ASSETS - 100%		$1,096,332

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$22,891	$1,019	$370	$7	$93	$21,972
Fidelity Long-Term Treasury Bond Index Fund	--	51,047	29,169	702	3,892	1,950	27,720
VIP Contrafund Portfolio Initial Class	--	106,458	24,107	330	1,188	10,188	93,727
VIP Emerging Markets Portfolio Initial Class	--	144,393	3,398	2,275	176	11,368	152,539
VIP Equity-Income Portfolio Initial Class	--	112,284	23,432	1,727	763	9,370	98,985
VIP Government Money Market Portfolio Initial Class 1.43%	--	11,647	641	124	--	--	11,006
VIP Growth & Income Portfolio Initial Class	--	128,045	28,582	1,821	1,179	12,217	112,859
VIP Growth Portfolio Initial Class	--	108,546	24,373	164	1,110	10,513	95,796
VIP High Income Portfolio Initial Class	--	23,006	1,184	924	(16)	220	22,026
VIP Investment Grade Bond Portfolio Initial Class	--	28,064	841	595	(10)	(320)	26,893
VIP Mid Cap Portfolio Initial Class	--	30,799	4,459	190	(12)	1,160	27,488
VIP Overseas Portfolio Initial Class	--	278,336	7,397	4,859	18	26,102	297,059
VIP Value Portfolio Initial Class	--	82,788	17,255	1,677	503	6,682	72,718
VIP Value Strategies Portfolio Initial Class	--	40,032	7,926	422	233	3,293	35,632
Total	$--	$1,168,336	$173,783	$16,180	$9,031	$92,836	$1,096,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,003,584)	$1,096,420
Total Investment in Securities (cost $1,003,584)		$1,096,420
Cash		17
Receivable for investments sold		9,247
Total assets		1,105,684
Liabilities
Payable for investments purchased	$9,246
Distribution and service plan fees payable	106
Total liabilities		9,352
Net Assets		$1,096,332
Net Assets consist of:
Paid in capital		$1,000,001
Total accumulated earnings (loss)		96,331
Net Assets		$1,096,332
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($365,477 ÷ 33,334 shares)		$10.96
Service Class:
Net Asset Value, offering price and redemption price per share ($365,445 ÷ 33,334 shares)		$10.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($365,410 ÷ 33,333 shares)		$10.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$14,878
Income from Fidelity Central Funds		17
Total income		14,895
Expenses
Distribution and service plan fees	$864
Independent trustees' fees and expenses	2
Total expenses		866
Net investment income (loss)		14,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	9,031
Capital gain distributions from underlying funds:
Affiliated issuers	1,302
Total net realized gain (loss)		10,333
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	92,836
Total change in net unrealized appreciation (depreciation)		92,836
Net gain (loss)		103,169
Net increase (decrease) in net assets resulting from operations		$117,198

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,029
Net realized gain (loss)	10,333
Change in net unrealized appreciation (depreciation)	92,836
Net increase (decrease) in net assets resulting from operations	117,198
Distributions to shareholders	(20,866)
Share transactions - net increase (decrease)	1,000,000
Total increase (decrease) in net assets	1,096,332
Net Assets
Beginning of period	–
End of period	$1,096,332

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.18
Distributions from net investment income	(.15)
Distributions from net realized gain	(.07)
Total distributions	(.22)
Net asset value, end of period	$10.96
Total ReturnC,D	11.79%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	2.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$365
Portfolio turnover rateH	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.14
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.17
Distributions from net investment income	(.14)
Distributions from net realized gain	(.07)
Total distributions	(.21)
Net asset value, end of period	$10.96
Total ReturnC,D	11.72%
Ratios to Average Net AssetsE
Expenses before reductions	.10%F
Expenses net of fee waivers, if any	.10%F
Expenses net of all reductions	.10%F
Net investment income (loss)	1.91%F
Supplemental Data
Net assets, end of period (000 omitted)	$365
Portfolio turnover rateG	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.13
Net realized and unrealized gain (loss)	1.03
Total from investment operations	1.16
Distributions from net investment income	(.13)
Distributions from net realized gain	(.07)
Total distributions	(.20)
Net asset value, end of period	$10.96
Total ReturnC,D	11.61%
Ratios to Average Net AssetsE
Expenses before reductions	.25%F
Expenses net of fee waivers, if any	.25%F
Expenses net of all reductions	.25%F
Net investment income (loss)	1.76%F
Supplemental Data
Net assets, end of period (000 omitted)	$365
Portfolio turnover rateG	24%F

 A For the period April 11, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Annualized

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income	$54,294,770	$3,853,687	$(108,652)	$3,745,035
VIP Freedom 2005	12,741,703	1,074,356	(25,952)	1,048,404
VIP Freedom 2010	282,436,009	43,058,474	(523,728)	42,534,746
VIP Freedom 2015	75,779,041	18,332,762	(160,033)	18,172,729
VIP Freedom 2020	601,875,185	152,686,264	(821,693)	151,864,571
VIP Freedom 2025	205,162,385	36,752,678	(402,256)	36,350,422
VIP Freedom 2030	356,175,399	79,645,215	(759,518)	78,885,697
VIP Freedom 2035	103,533,716	11,820,347	(537,945)	11,282,402
VIP Freedom 2040	98,583,820	15,897,702	(299,002)	15,598,700
VIP Freedom 2045	51,037,289	6,088,905	(215,465)	5,873,440
VIP Freedom 2050	39,925,012	5,386,300	(196,491)	5,189,809
VIP Freedom 2055	1,253,611	103,197	(1,390)	101,807
VIP Freedom 2060	1,181,358	107,003	(1,155)	105,848
VIP Freedom 2065	1,003,665	93,636	(881)	92,755

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Income	$133,026	$823,552	$3,745,035
VIP Freedom 2005	27,345	300,050	1,048,404
VIP Freedom 2010	593,888	12,311,280	42,534,746
VIP Freedom 2015	172,434	3,858,051	18,172,729
VIP Freedom 2020	1,061,402	39,588,294	151,864,571
VIP Freedom 2025	427,742	9,214,917	36,350,422
VIP Freedom 2030	296,865	19,033,435	78,885,697
VIP Freedom 2035	18,641	4,357,180	11,282,402
VIP Freedom 2040	36,633	5,002,819	15,598,700
VIP Freedom 2045	20,088	2,222,762	5,873,440
VIP Freedom 2050	10,764	1,692,864	5,189,809
VIP Freedom 2055	1,315	316	101,807
VIP Freedom 2060	1,338	332	105,848
VIP Freedom 2065	3,287	289	92,755

The tax character of distributions paid was as follows:

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$1,325,675	$780,780	$2,106,455
VIP Freedom 2005	308,555	153,795	462,350
VIP Freedom 2010	7,435,527	11,153,162	18,588,689
VIP Freedom 2015	2,213,899	5,337,923	7,551,822
VIP Freedom 2020	17,692,390	34,177,500	51,869,890
VIP Freedom 2025	4,912,634	5,155,772	10,068,406
VIP Freedom 2030	8,840,006	11,480,956	20,320,962
VIP Freedom 2035	1,923,138	2,229,770	4,152,908
VIP Freedom 2040	1,960,579	3,154,787	5,115,366
VIP Freedom 2045	916,480	1,287,421	2,203,901
VIP Freedom 2050	868,346	841,145	1,709,491
VIP Freedom 2055(a)	21,749	–	21,749
VIP Freedom 2060(a)	21,614	–	21,614
VIP Freedom 2065(a)	20,866	–	20,866

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

December 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Income	$813,309	$388,422	$1,201,731
VIP Freedom 2005	191,068	121,462	312,530
VIP Freedom 2010	4,888,545	8,059,528	12,948,073
VIP Freedom 2015	1,473,506	3,533,299	5,006,805
VIP Freedom 2020	11,438,663	22,071,235	33,509,898
VIP Freedom 2025	3,110,330	2,944,628	6,054,958
VIP Freedom 2030	5,947,027	7,132,300	13,079,327
VIP Freedom 2035	986,313	931,392	1,917,705
VIP Freedom 2040	1,373,584	1,317,803	2,691,387
VIP Freedom 2045	508,279	450,172	958,451
VIP Freedom 2050	426,823	513,018	939,841

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income	29,977,384	20,334,810
VIP Freedom 2005	5,085,861	2,960,446
VIP Freedom 2010	94,160,266	85,818,264
VIP Freedom 2015	40,416,295	32,397,675
VIP Freedom 2020	223,589,067	220,708,720
VIP Freedom 2025	136,718,307	111,650,560
VIP Freedom 2030	169,923,508	115,092,026
VIP Freedom 2035	60,219,641	25,358,816
VIP Freedom 2040	49,936,306	36,490,438
VIP Freedom 2045	25,348,063	11,032,997
VIP Freedom 2050	22,295,293	11,036,187
VIP Freedom 2055	1,431,697	184,690
VIP Freedom 2060	1,358,295	182,607
VIP Freedom 2065	1,168,336	173,783

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$18,436	$42,863	$61,299
VIP Freedom 2005	2,987	379	3,366
VIP Freedom 2010	25,416	659,667	685,083
VIP Freedom 2015	14,479	91,434	105,913
VIP Freedom 2020	146,797	1,233,420	1,380,217
VIP Freedom 2025	95,931	201,828	297,759
VIP Freedom 2030	146,779	380,326	527,105
VIP Freedom 2035	19,795	142,137	161,932
VIP Freedom 2040	57,785	46,839	104,624
VIP Freedom 2045	5,700	90,064	95,764
VIP Freedom 2050	13,027	37,434	50,461
VIP Freedom 2055	256	663	919
VIP Freedom 2060	274	658	932
VIP Freedom 2065	247	617	864

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom Income	$1
VIP Freedom 2005	–
VIP Freedom 2010	–
VIP Freedom 2015	–
VIP Freedom 2020	3
VIP Freedom 2025	3
VIP Freedom 2030	3
VIP Freedom 2035	3
VIP Freedom 2040	25
VIP Freedom 2045	18
VIP Freedom 2050	15
VIP Freedom 2055	–
VIP Freedom 2060	–
VIP Freedom 2065	–

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
VIP Freedom Income
Distributions to shareholders
Initial Class	$604,382	$420,878
Service Class	816,589	385,427
Service Class 2	685,484	395,426
Total	$2,106,455	$1,201,731
VIP Freedom 2005
Distributions to shareholders
Initial Class	$345,629	$258,157
Service Class	111,078	51,048
Service Class 2	5,643	3,325
Total	$462,350	$312,530
VIP Freedom 2010
Distributions to shareholders
Initial Class	$1,128,631	$758,703
Service Class	1,532,346	1,137,110
Service Class 2	15,927,712	11,052,260
Total	$18,588,689	$12,948,073
VIP Freedom 2015
Distributions to shareholders
Initial Class	$2,828,757	$1,802,834
Service Class	1,385,133	832,792
Service Class 2	3,337,932	2,371,179
Total	$7,551,822	$5,006,805
VIP Freedom 2020
Distributions to shareholders
Initial Class	$5,180,915	$3,352,052
Service Class	11,014,651	6,513,520
Service Class 2	35,674,324	23,644,326
Total	$51,869,890	$33,509,898
VIP Freedom 2025
Distributions to shareholders
Initial Class	$2,101,976	$1,349,128
Service Class	4,196,099	2,547,973
Service Class 2	3,770,331	2,157,857
Total	$10,068,406	$6,054,958
VIP Freedom 2030
Distributions to shareholders
Initial Class	$4,537,966	$3,042,550
Service Class	7,768,579	4,696,349
Service Class 2	8,014,417	5,340,428
Total	$20,320,962	$13,079,327
VIP Freedom 2035
Distributions to shareholders
Initial Class	$499,767	$247,192
Service Class	982,997	343,755
Service Class 2	2,670,144	1,326,758
Total	$4,152,908	$1,917,705
VIP Freedom 2040
Distributions to shareholders
Initial Class	$1,249,046	$634,494
Service Class	2,907,956	1,550,658
Service Class 2	958,364	506,235
Total	$5,115,366	$2,691,387
VIP Freedom 2045
Distributions to shareholders
Initial Class	$157,330	$69,896
Service Class	276,706	90,779
Service Class 2	1,769,865	797,776
Total	$2,203,901	$958,451
VIP Freedom 2050
Distributions to shareholders
Initial Class	$419,346	$255,154
Service Class	591,907	346,833
Service Class 2	698,238	337,854
Total	$1,709,491	$939,841
VIP Freedom 2055(a)
Distributions to shareholders
Initial Class	$6,767	$–
Service Class	7,094	–
Service Class 2	7,888	–
Total	$21,749	$–
VIP Freedom 2060(a)
Distributions to shareholders
Initial Class	$6,467	$–
Service Class	7,556	–
Service Class 2	7,591	–
Total	$21,614	$–
VIP Freedom 2065(a)
Distributions to shareholders
Initial Class	$7,233	$–
Service Class	7,000	–
Service Class 2	6,633	–
Total	$20,866	$–

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year endedDecember 31, 2018	Year ended December 31, 2019	Year endedDecember 31, 2018
VIP Freedom Income
Initial Class
Shares sold	159,690	143,533	$1,868,712	$1,648,762
Reinvestment of distributions	52,493	37,714	604,382	420,878
Shares redeemed	(277,763)	(247,649)	(3,225,184)	(2,847,333)
Net increase (decrease)	(65,580)	(66,402)	$(752,090)	$(777,693)
Service Class
Shares sold	1,466,656	973,224	$17,186,686	$11,152,634
Reinvestment of distributions	70,561	34,689	816,589	385,427
Shares redeemed	(764,665)	(655,380)	(8,878,533)	(7,481,128)
Net increase (decrease)	772,552	352,533	$9,124,742	$4,056,933
Service Class 2
Shares sold	425,804	528,012	$4,927,277	$6,016,466
Reinvestment of distributions	59,814	35,599	685,484	395,426
Shares redeemed	(337,905)	(448,837)	(3,912,391)	(5,123,396)
Net increase (decrease)	147,713	114,774	$1,700,370	$1,288,496
VIP Freedom 2005
Initial Class
Shares sold	54,603	105,064	$671,263	$1,288,409
Reinvestment of distributions	27,967	21,872	345,629	258,157
Shares redeemed	(51,772)	(63,864)	(642,871)	(773,489)
Net increase (decrease)	30,798	63,072	$374,021	$773,077
Service Class
Shares sold	161,933	132,554	$2,029,549	$1,608,380
Reinvestment of distributions	8,907	4,326	111,078	51,048
Shares redeemed	(34,332)	(40,454)	(428,681)	(496,286)
Net increase (decrease)	136,508	96,426	$1,711,946	$1,163,142
Service Class 2
Shares sold	3,735	2,704	$46,278	$32,853
Reinvestment of distributions	457	282	5,643	3,325
Shares redeemed	(547)	(1,026)	(6,856)	(12,543)
Net increase (decrease)	3,645	1,960	$45,065	$23,635
VIP Freedom 2010
Initial Class
Shares sold	313,315	228,818	$4,079,139	$2,956,785
Reinvestment of distributions	88,626	59,765	1,128,631	758,703
Shares redeemed	(447,611)	(288,295)	(5,835,944)	(3,812,474)
Net increase (decrease)	(45,670)	288	$(628,174)	$(96,986)
Service Class
Shares sold	463,687	462,369	$6,018,516	$6,024,668
Reinvestment of distributions	120,448	89,500	1,532,346	1,137,110
Shares redeemed	(565,310)	(670,599)	(7,362,660)	(8,760,414)
Net increase (decrease)	18,825	(118,730)	$188,202	$(1,598,636)
Service Class 2
Shares sold	1,751,243	1,155,394	$22,712,133	$14,913,352
Reinvestment of distributions	1,259,766	873,942	15,927,712	11,052,260
Shares redeemed	(1,871,273)	(2,289,615)	(24,092,194)	(29,710,372)
Net increase (decrease)	1,139,736	(260,279)	$14,547,651	$(3,744,760)
VIP Freedom 2015
Initial Class
Shares sold	211,337	207,456	$2,689,789	$2,757,979
Reinvestment of distributions	229,337	140,633	2,828,757	1,802,834
Shares redeemed	(393,577)	(384,791)	(4,973,529)	(5,062,235)
Net increase (decrease)	47,097	(36,702)	$545,017	$(501,422)
Service Class
Shares sold	1,134,388	319,457	$14,610,293	$4,207,645
Reinvestment of distributions	111,590	64,742	1,385,133	832,792
Shares redeemed	(479,010)	(671,589)	(6,033,059)	(8,843,274)
Net increase (decrease)	766,968	(287,390)	$9,962,367	$(3,802,837)
Service Class 2
Shares sold	711,453	322,638	$9,128,330	$4,231,239
Reinvestment of distributions	272,435	184,861	3,337,932	2,371,179
Shares redeemed	(901,419)	(1,271,963)	(11,430,036)	(16,799,277)
Net increase (decrease)	82,469	(764,464)	$1,036,226	$(10,196,859)
VIP Freedom 2020
Initial Class
Shares sold	799,864	633,516	$10,748,657	$8,668,718
Reinvestment of distributions	395,520	254,642	5,180,915	3,352,052
Shares redeemed	(904,724)	(1,188,252)	(12,078,443)	(16,225,986)
Net increase (decrease)	290,660	(300,094)	$3,851,129	$(4,205,216)
Service Class
Shares sold	4,018,718	3,465,754	$54,276,128	$46,904,393
Reinvestment of distributions	842,399	496,300	11,014,651	6,513,520
Shares redeemed	(3,088,598)	(3,486,809)	(41,149,520)	(47,311,839)
Net increase (decrease)	1,772,519	475,245	$24,141,259	$6,106,074
Service Class 2
Shares sold	1,926,331	1,497,510	$25,888,656	$20,212,007
Reinvestment of distributions	2,749,311	1,800,230	35,674,324	23,644,326
Shares redeemed	(5,384,582)	(6,069,131)	(71,698,853)	(81,811,463)
Net increase (decrease)	(708,940)	(2,771,391)	$(10,135,873)	$(37,955,130)
VIP Freedom 2025
Initial Class
Shares sold	723,281	723,469	$10,460,478	$10,454,088
Reinvestment of distributions	145,797	98,699	2,101,976	1,349,128
Shares redeemed	(672,089)	(518,162)	(9,746,422)	(7,396,670)
Net increase (decrease)	196,989	304,006	$2,816,032	$4,406,546
Service Class
Shares sold	4,293,460	2,326,774	$62,427,141	$33,257,110
Reinvestment of distributions	292,315	187,306	4,196,099	2,547,973
Shares redeemed	(4,280,480)	(1,269,343)	(63,073,836)	(18,184,694)
Net increase (decrease)	305,295	1,244,737	$3,549,404	$17,620,389
Service Class 2
Shares sold	2,046,622	1,516,737	$29,722,608	$21,697,707
Reinvestment of distributions	263,268	158,995	3,770,331	2,157,857
Shares redeemed	(1,161,929)	(767,638)	(16,570,200)	(10,977,168)
Net increase (decrease)	1,147,961	908,094	$16,922,739	$12,878,396
VIP Freedom 2030
Initial Class
Shares sold	1,092,904	1,209,298	$15,580,871	$17,482,887
Reinvestment of distributions	319,112	223,670	4,537,966	3,042,550
Shares redeemed	(761,460)	(1,021,468)	(10,793,932)	(14,616,765)
Net increase (decrease)	650,556	411,500	$9,324,905	$5,908,672
Service Class
Shares sold	3,325,456	4,045,164	$47,373,812	$58,000,154
Reinvestment of distributions	547,589	347,245	7,768,579	4,696,349
Shares redeemed	(2,204,045)	(2,618,163)	(31,297,767)	(37,091,461)
Net increase (decrease)	1,669,000	1,774,246	$23,844,624	$25,605,042
Service Class 2
Shares sold	2,185,579	1,728,723	$31,363,433	$24,708,299
Reinvestment of distributions	568,292	393,082	8,014,417	5,340,428
Shares redeemed	(1,465,983)	(1,910,887)	(20,860,745)	(27,203,115)
Net increase (decrease)	1,287,888	210,918	$18,517,105	$2,845,612
VIP Freedom 2035
Initial Class
Shares sold	176,462	151,159	$4,010,249	$3,409,052
Reinvestment of distributions	22,187	11,820	499,767	247,192
Shares redeemed	(68,425)	(36,448)	(1,530,494)	(826,262)
Net increase (decrease)	130,224	126,531	$2,979,522	$2,829,982
Service Class
Shares sold	857,203	386,324	$19,503,745	$8,712,756
Reinvestment of distributions	43,430	16,571	982,997	343,755
Shares redeemed	(256,281)	(156,030)	(5,859,415)	(3,501,172)
Net increase (decrease)	644,352	246,865	$14,627,327	$5,555,339
Service Class 2
Shares sold	924,180	770,320	$20,907,712	$17,199,008
Reinvestment of distributions	119,794	63,442	2,670,144	1,326,758
Shares redeemed	(348,177)	(409,592)	(7,815,871)	(9,183,565)
Net increase (decrease)	695,797	424,170	$15,761,985	$9,342,201
VIP Freedom 2040
Initial Class
Shares sold	266,526	364,491	$5,657,672	$7,871,098
Reinvestment of distributions	59,099	32,084	1,249,046	634,494
Shares redeemed	(181,077)	(120,197)	(3,843,873)	(2,620,656)
Net increase (decrease)	144,548	276,378	$3,062,845	$5,884,936
Service Class
Shares sold	952,181	1,417,373	$20,110,832	$29,755,656
Reinvestment of distributions	138,170	78,325	2,907,956	1,550,658
Shares redeemed	(909,615)	(1,028,697)	(19,217,406)	(21,529,509)
Net increase (decrease)	180,736	467,001	$3,801,382	$9,776,805
Service Class 2
Shares sold	312,752	254,502	$6,700,932	$5,419,677
Reinvestment of distributions	45,591	25,385	958,364	506,235
Shares redeemed	(141,446)	(219,778)	(2,956,957)	(4,691,363)
Net increase (decrease)	216,897	60,109	$4,702,339	$1,234,549
VIP Freedom 2045
Initial Class
Shares sold	36,898	74,448	$792,652	$1,585,912
Reinvestment of distributions	7,431	3,584	157,330	69,896
Shares redeemed	(21,156)	(10,357)	(446,695)	(221,735)
Net increase (decrease)	23,173	67,675	$503,287	$1,434,073
Service Class
Shares sold	153,890	328,346	$3,254,776	$6,850,686
Reinvestment of distributions	13,043	4,723	276,706	90,779
Shares redeemed	(54,598)	(215,482)	(1,168,975)	(4,468,647)
Net increase (decrease)	112,335	117,587	$2,362,507	$2,472,818
Service Class 2
Shares sold	629,548	561,056	$13,441,555	$11,973,883
Reinvestment of distributions	84,121	40,445	1,769,865	797,776
Shares redeemed	(217,786)	(369,991)	(4,571,673)	(8,023,170)
Net increase (decrease)	495,883	231,510	$10,639,747	$4,748,489
VIP Freedom 2050
Initial Class
Shares sold	130,991	156,786	$2,514,967	$3,003,153
Reinvestment of distributions	21,819	14,287	419,346	255,154
Shares redeemed	(71,971)	(51,792)	(1,368,904)	(998,792)
Net increase (decrease)	80,839	119,281	$1,565,409	$2,259,515
Service Class
Shares sold	320,425	1,543,438	$6,054,554	$28,607,576
Reinvestment of distributions	30,958	19,518	591,907	346,833
Shares redeemed	(266,946)	(1,303,804)	(5,133,525)	(24,048,031)
Net increase (decrease)	84,437	259,152	$1,512,936	$4,906,378
Service Class 2
Shares sold	448,417	295,752	$8,546,655	$5,607,175
Reinvestment of distributions	36,351	18,935	698,238	337,854
Shares redeemed	(96,394)	(130,418)	(1,827,340)	(2,493,081)
Net increase (decrease)	388,374	184,269	$7,417,553	$3,451,948
VIP Freedom 2055(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	36,994	–	$370,685	$–
Reinvestment of distributions	52	–	561	–
Shares redeemed	(697)	–	(7,241)	–
Net increase (decrease)	36,349	–	$364,005	$–
Service Class 2
Shares sold	53,682	–	$553,200	$–
Reinvestment of distributions	149	–	1,621	–
Shares redeemed	(29)	–	(291)	–
Net increase (decrease)	53,802	–	$554,530	$–
VIP Freedom 2060(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	40,799	–	$410,618	$–
Reinvestment of distributions	119	–	1,289	–
Shares redeemed	(374)	–	(3,886)	–
Net increase (decrease)	40,544	–	$408,021	$–
Service Class 2
Shares sold	43,145	–	$436,608	$–
Reinvestment of distributions	150	–	1,625	–
Shares redeemed	(2)	–	(17)	–
Net increase (decrease)	43,293	–	$438,216	$–
VIP Freedom 2065(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class 2
Shares sold	33,333	–	$333,330	$–
Net increase (decrease)	33,333	–	$333,330	$–

 (a) For the period April 11, 2019 (commencement of operations) to December 31, 2019.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio
VIP Emerging Markets Portfolio	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	41%
VIP Overseas Portfolio	23%
VIP Value Portfolio	28%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	20%	2	45%
VIP Freedom 2005	67%	1	24%
VIP Freedom 2010	–%	1	88%
VIP Freedom 2015	26%	3	45%
VIP Freedom 2020	–%	1	70%
VIP Freedom 2025	–%	2	43%
VIP Freedom 2030	–%	1	43%
VIP Freedom 2035	–%	5	78%
VIP Freedom 2040	–%	4	73%
VIP Freedom 2045	–%	3	71%
VIP Freedom 2050	–%	4	73%
VIP Freedom 2055	81%	1	19%
VIP Freedom 2060	85%	1	14%
VIP Freedom 2065	100%	–	–

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio; the related statement of operations, the statements of changes in net assets and the financial highlights for the period from April 11, 2019 (commencement of operations) to December 31, 2019 for the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP 2065 Portfolio; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material aspects, the financial position of each of the Funds as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
VIP Freedom Income
Initial Class	- %-C
Actual		$1,000.00	$1,037.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,036.40	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,035.90	$1.28
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2005
Initial Class	- %-C
Actual		$1,000.00	$1,041.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,041.40	$.51
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,041.40	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2010
Initial Class	- %-C
Actual		$1,000.00	$1,049.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,048.70	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,047.70	$1.29
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2015
Initial Class	- %-C
Actual		$1,000.00	$1,056.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,055.90	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,055.20	$1.30
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2020
Initial Class	- %-C
Actual		$1,000.00	$1,062.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,061.90	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,061.30	$1.30
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2025
Initial Class	- %-C
Actual		$1,000.00	$1,067.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,067.60	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,066.20	$1.30
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2030
Initial Class	- %-C
Actual		$1,000.00	$1,075.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,074.70	$.52
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,073.70	$1.31
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2035
Initial Class	- %-C
Actual		$1,000.00	$1,085.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,085.00	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,084.10	$1.31
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2040
Initial Class	- %-C
Actual		$1,000.00	$1,088.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,088.50	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,087.70	$1.32
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2045
Initial Class	- %-C
Actual		$1,000.00	$1,088.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,088.10	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,087.30	$1.32
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2050
Initial Class	- %-C
Actual		$1,000.00	$1,088.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,088.20	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,087.50	$1.32
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2055
Initial Class	- %-C
Actual		$1,000.00	$1,089.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,088.40	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,086.70	$1.31
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2060
Initial Class	- %-C
Actual		$1,000.00	$1,089.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,088.60	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,086.70	$1.31
Hypothetical-E		$1,000.00	$1,023.95	$1.28
VIP Freedom 2065
Initial Class	- %-C
Actual		$1,000.00	$1,088.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
Service Class	.10%
Actual		$1,000.00	$1,087.80	$.53
Hypothetical-E		$1,000.00	$1,024.70	$.51
Service Class 2.25%
Actual		$1,000.00	$1,086.80	$1.31
Hypothetical-E		$1,000.00	$1,023.95	$1.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Income Portfolio
Initial Class	02/07/20	02/07/20	$0.004	$0.186
Service Class	02/07/20	02/07/20	$0.003	$0.186
Service Class 2	02/07/20	02/07/20	$0.002	$0.186
VIP Freedom 2005 Portfolio
Initial Class	02/07/20	02/07/20	$0.004	$0.301
Service Class	02/07/20	02/07/20	$0.003	$0.301
Service Class 2	02/07/20	02/07/20	$0.002	$0.301
VIP Freedom 2010 Portfolio
Initial Class	02/07/20	02/07/20	$0.004	$0.524
Service Class	02/07/20	02/07/20	$0.003	$0.524
Service Class 2	02/07/20	02/07/20	$0.002	$0.524
VIP Freedom 2015 Portfolio
Initial Class	02/07/20	02/07/20	$0.002	$0.574
Service Class	02/07/20	02/07/20	$0.002	$0.574
Service Class 2	02/07/20	02/07/20	$0.001	$0.574
VIP Freedom 2020 Portfolio
Initial Class	02/07/20	02/07/20	$0.003	$0.754
Service Class	02/07/20	02/07/20	$0.002	$0.754
Service Class 2	02/07/20	02/07/20	$0.001	$0.754
VIP Freedom 2025 Portfolio
Initial Class	02/07/20	02/07/20	$0.003	$0.593
Service Class	02/07/20	02/07/20	$0.002	$0.593
Service Class 2	02/07/20	02/07/20	$0.001	$0.593
VIP Freedom 2030 Portfolio
Initial Class	02/07/20	02/07/20	$0.002	$0.672
Service Class	02/07/20	02/07/20	$0.001	$0.672
Service Class 2	02/07/20	02/07/20	$0.000	$0.671
VIP Freedom 2035 Portfolio
Initial Class	02/07/20	02/07/20	$0.000	$0.894
Service Class	02/07/20	02/07/20	$0.000	$0.894
Service Class 2	02/07/20	02/07/20	$0.000	$0.894
VIP Freedom 2040 Portfolio
Initial Class	02/07/20	02/07/20	$0.001	$1.011
Service Class	02/07/20	02/07/20	$0.000	$1.010
Service Class 2	02/07/20	02/07/20	$0.000	$1.008
VIP Freedom 2045 Portfolio
Initial Class	02/07/20	02/07/20	$0.000	$0.887
Service Class	02/07/20	02/07/20	$0.000	$0.886
Service Class 2	02/07/20	02/07/20	$0.000	$0.884
VIP Freedom 2050 Portfolio
Initial Class	02/07/20	02/07/20	$0.001	$0.736
Service Class	02/07/20	02/07/20	$0.000	$0.736
Service Class 2	02/07/20	02/07/20	$0.000	$0.734
VIP Freedom 2055 Portfolio
Initial Class	02/07/20	02/07/20	$0.000	$0.014
Service Class	02/07/20	02/07/20	$0.000	$0.014
Service Class 2	02/07/20	02/07/20	$0.000	$0.014
VIP Freedom 2060 Portfolio
Initial Class	02/07/20	02/07/20	$0.000	$0.007
Service Class	02/07/20	02/07/20	$0.000	$0.007
Service Class 2	02/07/20	02/07/20	$0.000	$0.007
VIP Freedom 2065 Portfolio
Initial Class	02/07/20	02/07/20	$0.000	$0.037
Service Class	02/07/20	02/07/20	$0.000	$0.037
Service Class 2	02/07/20	02/07/20	$0.000	$0.037

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Income Portfolio	$823,553
VIP Freedom 2005 Portfolio	$300,050
VIP Freedom 2010 Portfolio	$12,321,108
VIP Freedom 2015 Portfolio	$3,859,942
VIP Freedom 2020 Portfolio	$39,588,294
VIP Freedom 2025 Portfolio	$9,217,498
VIP Freedom 2030 Portfolio	$19,039,935
VIP Freedom 2035 Portfolio	$4,357,845
VIP Freedom 2040 Portfolio	$5,002,819
VIP Freedom 2045 Portfolio	$2,222,761
VIP Freedom 2050 Portfolio	$1,692,864
VIP Freedom 2055 Portfolio	$316
VIP Freedom 2060 Portfolio	$332
VIP Freedom 2065 Portfolio	$289

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

VIP Freedom Income Portfolio	22.36%
VIP Freedom 2005 Portfolio	18.49%
VIP Freedom 2010 Portfolio	13.69%
VIP Freedom 2015 Portfolio	10.59%
VIP Freedom 2020 Portfolio	8.29%
VIP Freedom 2025 Portfolio	7.63%
VIP Freedom 2030 Portfolio	5.34%
VIP Freedom 2035 Portfolio	3.47%
VIP Freedom 2040 Portfolio	2.24%
VIP Freedom 2045 Portfolio	2.32%
VIP Freedom 2050 Portfolio	2.23%
VIP Freedom 2055 Portfolio	5.56%
VIP Freedom 2060 Portfolio	5.72%
VIP Freedom 2065 Portfolio	5.51%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	February 2019	December 2019
VIP Freedom Income Portfolio
Initial Class	0%	5%
Service Class	0%	5%
Service Class 2	0%	6%
VIP Freedom 2005 Portfolio
Initial Class	0%	8%
Service Class	0%	9%
Service Class 2	0%	9%
VIP Freedom 2010 Portfolio
Initial Class	0%	12%
Service Class	0%	12%
Service Class 2	0%	13%
VIP Freedom 2015 Portfolio
Initial Class	1%	15%
Service Class	1%	15%
Service Class 2	1%	16%
VIP Freedom 2020 Portfolio
Initial Class	2%	18%
Service Class	2%	19%
Service Class 2	2%	20%
VIP Freedom 2025 Portfolio
Initial Class	2%	22%
Service Class	2%	23%
Service Class 2	2%	24%
VIP Freedom 2030 Portfolio
Initial Class	3%	26%
Service Class	3%	27%
Service Class 2	4%	29%
VIP Freedom 2035 Portfolio
Initial Class	3%	34%
Service Class	3%	35%
Service Class 2	4%	38%
VIP Freedom 2040 Portfolio
Initial Class	15%	39%
Service Class	22%	41%
Service Class 2	0%	44%
VIP Freedom 2045 Portfolio
Initial Class	8%	38%
Service Class	10%	39%
Service Class 2	16%	42%
VIP Freedom 2050 Portfolio
Initial Class	17%	33%
Service Class	33%	35%
Service Class 2	0%	36%
VIP Freedom 2055 Portfolio
Initial Class	0%	26%
Service Class	0%	27%
Service Class 2	0%	28%
VIP Freedom 2060 Portfolio
Initial Class	0%	28%
Service Class	0%	29%
Service Class 2	0%	30%
VIP Freedom 2065 Portfolio
Initial Class	0%	25%
Service Class	0%	26%
Service Class 2	0%	27%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/18/2019	$0.0284	$0.0028
Service Class	12/18/2019	$0.0275	$0.0028
Service Class 2	12/18/2019	$0.0255	$0.0028
VIP Freedom 2005 Portfolio
Initial Class	12/18/2019	$0.0357	$0.0035
Service Class	12/18/2019	$0.0344	$0.0035
Service Class 2	12/18/2019	$0.0325	$0.0035
VIP Freedom 2010 Portfolio
Initial Class	12/18/2019	$0.0496	$0.0045
Service Class	12/18/2019	$0.0476	$0.0045
Service Class 2	12/18/2019	$0.0449	$0.0045
VIP Freedom 2015 Portfolio
Initial Class	12/18/2019	$0.0559	$0.0052
Service Class	12/18/2019	$0.0545	$0.0052
Service Class 2	12/18/2019	$0.0506	$0.0052
VIP Freedom 2020 Portfolio
Initial Class	12/18/2019	$0.0690	$0.0062
Service Class	12/18/2019	$0.0668	$0.0062
Service Class 2	12/18/2019	$0.0625	$0.0062
VIP Freedom 2025 Portfolio
Initial Class	12/18/2019	$0.0809	$0.0074
Service Class	12/18/2019	$0.0772	$0.0074
Service Class 2	12/18/2019	$0.0733	$0.0074
VIP Freedom 2030 Portfolio
Initial Class	12/18/2019	$0.0924	$0.0084
Service Class	12/18/2019	$0.0887	$0.0084
Service Class 2	12/18/2019	$0.0834	$0.0084
VIP Freedom 2035 Portfolio
Initial Class	12/18/2019	$0.1712	$0.0151
Service Class	12/18/2019	$0.1648	$0.0151
Service Class 2	12/18/2019	$0.1528	$0.0151
VIP Freedom 2040 Portfolio
Initial Class	12/18/2019	$0.1723	$0.0157
Service Class	12/18/2019	$0.1644	$0.0157
Service Class 2	12/18/2019	$0.1549	$0.0157
VIP Freedom 2045 Portfolio
Initial Class	12/18/2019	$0.1790	$0.0156
Service Class	12/18/2019	$0.1718	$0.0156
Service Class 2	12/18/2019	$0.1609	$0.0156
VIP Freedom 2050 Portfolio
Initial Class	12/18/2019	$0.1550	$0.0141
Service Class	12/18/2019	$0.1487	$0.0141
Service Class 2	12/18/2019	$0.1424	$0.0141
VIP Freedom 2055 Portfolio
Initial Class	12/18/2019	$0.0805	$0.0074
Service Class	12/18/2019	$0.0779	$0.0074
Service Class 2	12/18/2019	$0.0748	$0.0074
VIP Freedom 2060 Portfolio
Initial Class	12/18/2019	$0.0813	$0.0075
Service Class	12/18/2019	$0.0789	$0.0075
Service Class 2	12/18/2019	$0.0753	$0.0075
VIP Freedom 2065 Portfolio
Initial Class	12/18/2019	$0.0819	$0.0075
Service Class	12/18/2019	$0.0793	$0.0075
Service Class 2	12/18/2019	$0.0753	$0.0075

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Investment Performance (for VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio (for each fund except VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund).  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to VIP Freedom 2055 Fund, VIP Freedom 2060 Fund, and VIP Freedom 2065 Fund, the Board considered that it received and reviewed information regarding each fund's total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in January 2019. The Board noted that, because the funds did not commence operations until April 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom 2005 Portfolio

VIP Freedom 2010 Portfolio

VIP Freedom 2015 Portfolio

VIP Freedom 2020 Portfolio

VIP Freedom 2025 Portfolio

VIP Freedom 2030 Portfolio

VIP Freedom 2035 Portfolio

VIP Freedom 2040 Portfolio

VIP Freedom 2045 Portfolio

VIP Freedom 2050 Portfolio

VIP Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered fund-paid 12b-1 fees and noted that each fund invests in a class of shares of the underlying Fidelity fund that does not charge a 12b-1 fee to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2018.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each of Initial Class and Service Class of each fund ranked below the competitive median for 2018. The Board noted that the total expense ratio of Service Class 2 of each of VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, and VIP Freedom Income Portfolio ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 of VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, for each fund for which Service Class 2 was above the competitive median, the class was above median because of its 12b-1 fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

VIPFF2K-ANN-0220
1.826371.115

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to shareholders
Performance
Management's Discussion of Fund Performance
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

VIP Freedom Lifetime Income® I Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® I Portfolio	12.28%	4.27%	5.82%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® I Portfolio on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,603	VIP Freedom Lifetime Income® I Portfolio
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom Lifetime Income® II Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® II Portfolio	16.58%	5.85%	7.12%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® II Portfolio on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,892	VIP Freedom Lifetime Income® II Portfolio
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Freedom Lifetime Income® III Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Freedom Lifetime Income® III Portfolio	20.44%	6.99%	8.78%
S&P 500® Index	31.49%	11.70%	13.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Freedom Lifetime Income® III Portfolio on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,194	VIP Freedom Lifetime Income® III Portfolio
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs.

Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market.

The Dow Jones U.S. Total Stock Market Index gained 30.90% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+49%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+31%) also shined. In contrast, energy (+9%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials (+30%), real estate (+29%), consumer discretionary and consumer staples (+27% each), utilities (+25%), materials (+24%), and health care (+22%). Commodities lagged equities, along with most other asset classes, as reflected in the % result of the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while TIPS (+8%), U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Short-term debt securities gained 2.41%. Elsewhere, extended (non-core) fixed income classes performed well; high-yield/emerging-markets debt rallied about 14%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, VIP Freedom Lifetime Income I Portfolio (+12.28%), VIP Freedom Lifetime Income II Portfolio (+16.58%) and VIP Freedom Lifetime Income III Portfolio (+20.44%) each posted a positive return and outperformed their respective Composite benchmark. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance in 2019. In particular, active security selection among non-U.S. equities added the most value, while performance among investment-grade bonds and U.S. equities helped to a lesser extent. Among non-U.S. equities, Fidelity® VIP Emerging Markets Portfolio (+29%) and Fidelity® VIP Overseas Portfolio (+28%) led the way, as both funds outperformed their benchmark. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+10%) also helped, as the portfolio outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Within U.S. equities, Fidelity® VIP Value Portfolio (+32%) contributed most. Top-down, active asset allocation decisions were modestly positive, but generally we had mixed results overall in 2019. On one hand, overweighting long-term Treasury bonds and non-U.S. equities contributed to the Portfolios’ relative results, as did underweighting investment-grade bonds. Conversely, the Portfolios’ underexposure to U.S. equities detracted, as this was the strongest-performing asset class in 2019. Overweighting inflation-protected debt securities and short-term debt securities also held back the Portfolios’ relative performance the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 1.41%	23.5
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Overseas Portfolio Investor Class	6.5
VIP Emerging Markets Portfolio Investor Class	6.1
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.4
VIP Equity-Income Portfolio Investor Class	1.2
VIP Growth Portfolio Investor Class	1.1
97.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.4%
International Equity Funds	12.6%
Bond Funds	57.5%
Short-Term Funds	23.5%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 6.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	3,807	$140,498
VIP Equity-Income Portfolio Investor Class (a)	6,284	148,489
VIP Growth & Income Portfolio Investor Class (a)	7,667	169,215
VIP Growth Portfolio Investor Class (a)	1,826	143,615
VIP Mid Cap Portfolio Investor Class (a)	1,260	41,221
VIP Value Portfolio Investor Class (a)	6,923	109,045
VIP Value Strategies Portfolio Investor Class (a)	4,045	53,397
TOTAL DOMESTIC EQUITY FUNDS
(Cost $558,842)		805,480

International Equity Funds - 12.6%
VIP Emerging Markets Portfolio Investor Class (a)	60,704	766,689
VIP Overseas Portfolio Investor Class (a)	35,582	820,171
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,300,909)		1,586,860

Bond Funds - 57.5%
Fidelity Inflation-Protected Bond Index Fund (a)	150,151	1,513,526
Fidelity Long-Term Treasury Bond Index Fund (a)	22,564	318,148
VIP High Income Portfolio Investor Class (a)	46,831	252,418
VIP Investment Grade Bond Portfolio Investor Class (a)	393,328	5,160,468
TOTAL BOND FUNDS
(Cost $6,962,994)		7,244,560

Short-Term Funds - 23.5%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $2,969,565)	2,969,565	2,969,565
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,792,310)		12,606,465
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$12,606,465

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,490,170	$154,717	$225,310	$29,273	$4,242	$89,707	$1,513,526
Fidelity Long-Term Treasury Bond Index Fund	668,624	97,401	557,099	15,656	79,460	29,762	318,148
VIP Contrafund Portfolio Investor Class	241,292	35,294	167,132	29,205	17,160	13,884	140,498
VIP Emerging Markets Portfolio Investor Class	555,428	241,360	192,650	11,344	4,847	157,704	766,689
VIP Equity-Income Portfolio Investor Class	253,181	23,793	162,408	19,943	240	33,683	148,489
VIP Government Money Market Portfolio Investor Class 1.41%	2,850,429	436,048	316,912	57,870	--	--	2,969,565
VIP Growth & Income Portfolio Investor Class	288,609	45,310	196,562	33,663	44,222	(12,364)	169,215
VIP Growth Portfolio Investor Class	246,633	24,605	176,724	16,444	76,375	(27,274)	143,615
VIP High Income Portfolio Investor Class	249,193	21,781	40,980	12,944	(738)	23,162	252,418
VIP Investment Grade Bond Portfolio Investor Class	4,316,950	1,039,018	472,354	133,617	3,850	273,004	5,160,468
VIP Mid Cap Portfolio Investor Class	70,167	11,880	46,099	8,093	(765)	6,038	41,221
VIP Overseas Portfolio Investor Class	700,163	161,150	186,815	39,611	(10,025)	155,698	820,171
VIP Value Portfolio Investor Class	185,960	19,868	127,164	14,734	13,022	17,359	109,045
VIP Value Strategies Portfolio Investor Class	90,745	12,423	64,163	9,686	231	14,161	53,397
Total	$12,207,544	$2,324,648	$2,932,372	$432,083	$232,121	$774,524	$12,606,465

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,792,310)	$12,606,465
Total Investment in Securities (cost $11,792,310)		$12,606,465
Receivable for investments sold		116,766
Total assets		12,723,231
Liabilities
Payable for investments purchased	$116,557
Payable for fund shares redeemed	209
Total liabilities		116,766
Net Assets		$12,606,465
Net Assets consist of:
Paid in capital		$11,422,537
Total accumulated earnings (loss)		1,183,928
Net Assets		$12,606,465
Net Asset Value, offering price and redemption price per share ($12,606,465 ÷ 1,097,551 shares)		$11.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$266,929
Expenses
Independent trustees' fees and expenses	$50
Total expenses		50
Net investment income (loss)		266,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	232,121
Capital gain distributions from underlying funds:
Affiliated issuers	165,154
Total net realized gain (loss)		397,275
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	774,524
Total change in net unrealized appreciation (depreciation)		774,524
Net gain (loss)		1,171,799
Net increase (decrease) in net assets resulting from operations		$1,438,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$266,879	$217,615
Net realized gain (loss)	397,275	161,810
Change in net unrealized appreciation (depreciation)	774,524	(702,805)
Net increase (decrease) in net assets resulting from operations	1,438,678	(323,380)
Distributions to shareholders	(402,000)	(407,480)
Share transactions
Proceeds from sales of shares	38,744	122,823
Reinvestment of distributions	402,000	407,480
Cost of shares redeemed	(1,078,502)	(1,282,198)
Net increase (decrease) in net assets resulting from share transactions	(637,758)	(751,895)
Total increase (decrease) in net assets	398,920	(1,482,755)
Net Assets
Beginning of period	12,207,545	13,690,300
End of period	$12,606,465	$12,207,545
Other Information
Shares
Sold	3,369	11,285
Issued in reinvestment of distributions	35,810	38,126
Redeemed	(96,399)	(116,115)
Net increase (decrease)	(57,220)	(66,704)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.21	$10.76	$10.65	$11.01
Income from Investment Operations
Net investment income (loss)A	.24	.19	.22	.21	.23
Net realized and unrealized gain (loss)	1.05	(.48)	.59	.31	(.27)
Total from investment operations	1.29	(.29)	.81	.52	(.04)
Distributions from net investment income	(.25)	(.19)	(.23)	(.21)	(.24)
Distributions from net realized gain	(.12)	(.17)	(.13)	(.20)	(.09)
Total distributions	(.37)	(.35)B	(.36)	(.41)	(.32)C
Net asset value, end of period	$11.49	$10.57	$11.21	$10.76	$10.65
Total ReturnD,E	12.28%	(2.58)%	7.62%	5.05%	(.35)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.13%	1.69%	1.97%	1.90%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$12,606	$12,208	$13,690	$14,178	$13,635
Portfolio turnover rateH	19%	39%	9%	18%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.166 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	34.2
VIP Government Money Market Portfolio Investor Class 1.41%	15.3
VIP Overseas Portfolio Investor Class	11.7
Fidelity Inflation-Protected Bond Index Fund	9.0
VIP Emerging Markets Portfolio Investor Class	8.1
VIP Growth & Income Portfolio Investor Class	3.6
VIP Equity-Income Portfolio Investor Class	3.2
VIP Growth Portfolio Investor Class	3.1
VIP Contrafund Portfolio Investor Class	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.5
93.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.2%
International Equity Funds	19.8%
Bond Funds	47.7%
Short-Term Funds	15.3%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 17.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	27,267	$1,006,412
VIP Equity-Income Portfolio Investor Class (a)	45,007	1,063,521
VIP Growth & Income Portfolio Investor Class (a)	54,917	1,212,011
VIP Growth Portfolio Investor Class (a)	13,077	1,028,754
VIP Mid Cap Portfolio Investor Class (a)	9,023	295,228
VIP Value Portfolio Investor Class (a)	49,587	780,990
VIP Value Strategies Portfolio Investor Class (a)	28,971	382,420
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,207,805)		5,769,336

International Equity Funds - 19.8%
VIP Emerging Markets Portfolio Investor Class (a)	214,771	2,712,555
VIP Overseas Portfolio Investor Class (a)	170,818	3,937,359
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,394,635)		6,649,914

Bond Funds - 47.7%
Fidelity Inflation-Protected Bond Index Fund (a)	302,290	3,047,085
Fidelity Long-Term Treasury Bond Index Fund (a)	60,171	848,417
VIP High Income Portfolio Investor Class (a)	124,876	673,079
VIP Investment Grade Bond Portfolio Investor Class (a)	875,180	11,482,358
TOTAL BOND FUNDS
(Cost $15,469,229)		16,050,939

Short-Term Funds - 15.3%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $5,131,760)	5,131,760	5,131,760
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,203,429)		33,601,949
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$33,601,951

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,822,838	$514,692	$472,352	$58,275	$9,317	$172,590	$3,047,085
Fidelity Long-Term Treasury Bond Index Fund	1,713,886	326,606	1,478,733	40,939	209,802	76,856	848,417
VIP Contrafund Portfolio Investor Class	1,297,650	202,941	680,525	161,729	38,452	147,894	1,006,412
VIP Emerging Markets Portfolio Investor Class	1,990,354	680,116	526,322	39,430	6,801	561,606	2,712,555
VIP Equity-Income Portfolio Investor Class	1,361,598	142,872	642,555	113,864	(28,481)	230,087	1,063,521
VIP Government Money Market Portfolio Investor Class 1.41%	4,556,649	1,132,829	557,718	96,040	--	--	5,131,760
VIP Growth & Income Portfolio Investor Class	1,552,214	270,329	809,835	189,743	124,963	74,340	1,212,011
VIP Growth Portfolio Investor Class	1,326,379	143,979	731,612	90,939	271,734	18,274	1,028,754
VIP High Income Portfolio Investor Class	641,108	65,974	91,643	33,937	(1,890)	59,530	673,079
VIP Investment Grade Bond Portfolio Investor Class	8,923,139	3,119,078	1,139,722	293,110	6,060	573,803	11,482,358
VIP Mid Cap Portfolio Investor Class	376,845	69,991	184,410	45,059	(10,652)	43,454	295,228
VIP Overseas Portfolio Investor Class	3,010,218	891,726	622,374	179,041	(1,215)	659,004	3,937,359
VIP Value Portfolio Investor Class	999,910	123,655	524,322	85,039	37,930	143,817	780,990
VIP Value Strategies Portfolio Investor Class	487,570	72,381	263,836	54,363	(17,268)	103,573	382,420
Total	$31,060,358	$7,757,169	$8,725,959	$1,481,508	$645,553	$2,864,828	$33,601,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,203,429)	$33,601,949
Total Investment in Securities (cost $30,203,429)		$33,601,949
Cash		5
Receivable for investments sold		393,251
Total assets		33,995,205
Liabilities
Payable for investments purchased	$392,697
Payable for fund shares redeemed	557
Total liabilities		393,254
Net Assets		$33,601,951
Net Assets consist of:
Paid in capital		$28,892,604
Total accumulated earnings (loss)		4,709,347
Net Assets		$33,601,951
Net Asset Value, offering price and redemption price per share ($33,601,951 ÷ 2,588,850 shares)		$12.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$678,755
Expenses
Independent trustees' fees and expenses	$129
Total expenses		129
Net investment income (loss)		678,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	645,553
Capital gain distributions from underlying funds:
Affiliated issuers	802,753
Total net realized gain (loss)		1,448,306
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,864,828
Total change in net unrealized appreciation (depreciation)		2,864,828
Net gain (loss)		4,313,134
Net increase (decrease) in net assets resulting from operations		$4,991,760

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$678,626	$524,737
Net realized gain (loss)	1,448,306	1,204,246
Change in net unrealized appreciation (depreciation)	2,864,828	(3,024,745)
Net increase (decrease) in net assets resulting from operations	4,991,760	(1,295,762)
Distributions to shareholders	(1,824,394)	(1,113,788)
Share transactions
Proceeds from sales of shares	437,250	129,007
Reinvestment of distributions	1,824,394	1,113,788
Cost of shares redeemed	(2,887,417)	(2,590,868)
Net increase (decrease) in net assets resulting from share transactions	(625,773)	(1,348,073)
Total increase (decrease) in net assets	2,541,593	(3,757,623)
Net Assets
Beginning of period	31,060,358	34,817,981
End of period	$33,601,951	$31,060,358
Other Information
Shares
Sold	34,739	10,479
Issued in reinvestment of distributions	148,009	92,701
Redeemed	(230,952)	(206,903)
Net increase (decrease)	(48,204)	(103,723)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.70	$11.72	$11.47	$11.76
Income from Investment Operations
Net investment income (loss)A	.26	.20	.21	.21	.24
Net realized and unrealized gain (loss)	1.65	(.70)	1.22	.44	(.27)
Total from investment operations	1.91	(.50)	1.43	.65	(.03)
Distributions from net investment income	(.27)	(.20)	(.22)	(.20)	(.24)
Distributions from net realized gain	(.44)	(.22)	(.23)	(.20)	(.03)
Total distributions	(.71)	(.42)	(.45)	(.40)	(.26)B
Net asset value, end of period	$12.98	$11.78	$12.70	$11.72	$11.47
Total ReturnC,D	16.58%	(3.96)%	12.29%	5.90%	(.23)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.07%	1.57%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$33,602	$31,060	$34,818	$33,897	$30,348
Portfolio turnover rateG	24%	34%	12%	16%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.3
VIP Overseas Portfolio Investor Class	16.6
VIP Emerging Markets Portfolio Investor Class	9.9
VIP Government Money Market Portfolio Investor Class 1.41%	7.7
Fidelity Inflation-Protected Bond Index Fund	6.8
VIP Growth & Income Portfolio Investor Class	5.7
VIP Equity-Income Portfolio Investor Class	5.0
VIP Growth Portfolio Investor Class	4.9
VIP Contrafund Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	3.7
92.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.2%
International Equity Funds	26.5%
Bond Funds	38.6%
Short-Term Funds	7.7%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 27.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	42,459	$1,567,164
VIP Equity-Income Portfolio Investor Class (a)	70,080	1,655,996
VIP Growth & Income Portfolio Investor Class (a)	85,512	1,887,240
VIP Growth Portfolio Investor Class (a)	20,363	1,601,966
VIP Mid Cap Portfolio Investor Class (a)	14,049	459,688
VIP Value Portfolio Investor Class (a)	77,210	1,216,058
VIP Value Strategies Portfolio Investor Class (a)	45,109	595,444
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,756,758)		8,983,556

International Equity Funds - 26.5%
VIP Emerging Markets Portfolio Investor Class (a)	259,195	3,273,632
VIP Overseas Portfolio Investor Class (a)	237,252	5,468,656
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,167,224)		8,742,288

Bond Funds - 38.6%
Fidelity Inflation-Protected Bond Index Fund (a)	221,052	2,228,202
Fidelity Long-Term Treasury Bond Index Fund (a)	59,150	834,019
VIP High Income Portfolio Investor Class (a)	122,748	661,611
VIP Investment Grade Bond Portfolio Investor Class (a)	686,811	9,010,961
TOTAL BOND FUNDS
(Cost $12,297,300)		12,734,793

Short-Term Funds - 7.7%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $2,556,913)	2,556,913	2,556,913
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,778,195)		33,017,550
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$33,017,549

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,955,119	$512,022	$368,491	$42,250	$7,003	$122,549	$2,228,202
Fidelity Long-Term Treasury Bond Index Fund	1,484,199	399,679	1,306,088	37,089	181,568	74,661	834,019
VIP Contrafund Portfolio Investor Class	1,743,110	307,938	751,000	220,945	34,615	232,501	1,567,164
VIP Emerging Markets Portfolio Investor Class	2,184,562	869,972	425,153	46,310	6,149	638,102	3,273,632
VIP Equity-Income Portfolio Investor Class	1,829,047	234,858	695,437	158,376	(14,080)	301,608	1,655,996
VIP Government Money Market Portfolio Investor Class 1.41%	2,097,777	771,712	312,576	46,897	--	--	2,556,913
VIP Growth & Income Portfolio Investor Class	2,085,255	412,130	901,024	261,961	75,394	215,485	1,887,240
VIP Growth Portfolio Investor Class	1,781,720	228,266	819,683	124,140	129,699	281,964	1,601,966
VIP High Income Portfolio Investor Class	593,106	116,478	99,928	32,613	(2,350)	54,305	661,611
VIP Investment Grade Bond Portfolio Investor Class	6,454,380	2,958,413	827,512	226,488	2,386	423,294	9,010,961
VIP Mid Cap Portfolio Investor Class	505,352	105,082	197,716	61,760	(12,555)	59,525	459,688
VIP Overseas Portfolio Investor Class	3,757,947	1,399,454	548,530	233,741	(18,448)	878,233	5,468,656
VIP Value Portfolio Investor Class	1,342,879	197,155	582,689	119,013	19,298	239,415	1,216,058
VIP Value Strategies Portfolio Investor Class	654,186	111,962	293,622	74,866	(18,390)	141,308	595,444
Total	$28,468,639	$8,625,121	$8,129,449	$1,686,449	$390,289	$3,662,950	$33,017,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,778,195)	$33,017,550
Total Investment in Securities (cost $28,778,195)		$33,017,550
Cash		2
Receivable for investments sold		378,779
Total assets		33,396,331
Liabilities
Payable for investments purchased	$378,235
Payable for fund shares redeemed	547
Total liabilities		378,782
Net Assets		$33,017,549
Net Assets consist of:
Paid in capital		$27,462,220
Total accumulated earnings (loss)		5,555,329
Net Assets		$33,017,549
Net Asset Value, offering price and redemption price per share ($33,017,549 ÷ 2,439,607 shares)		$13.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$630,940
Expenses
Independent trustees' fees and expenses	$123
Total expenses		123
Net investment income (loss)		630,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	390,289
Capital gain distributions from underlying funds:
Affiliated issuers	1,055,509
Total net realized gain (loss)		1,445,798
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,662,950
Total change in net unrealized appreciation (depreciation)		3,662,950
Net gain (loss)		5,108,748
Net increase (decrease) in net assets resulting from operations		$5,739,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$630,817	$451,662
Net realized gain (loss)	1,445,798	1,178,701
Change in net unrealized appreciation (depreciation)	3,662,950	(3,363,895)
Net increase (decrease) in net assets resulting from operations	5,739,565	(1,733,532)
Distributions to shareholders	(1,745,003)	(1,072,881)
Share transactions
Proceeds from sales of shares	1,066,578	37,402
Reinvestment of distributions	1,745,003	1,072,881
Cost of shares redeemed	(2,257,230)	(2,218,539)
Net increase (decrease) in net assets resulting from share transactions	554,351	(1,108,256)
Total increase (decrease) in net assets	4,548,913	(3,914,669)
Net Assets
Beginning of period	28,468,636	32,383,305
End of period	$33,017,549	$28,468,636
Other Information
Shares
Sold	82,707	2,966
Issued in reinvestment of distributions	137,425	87,419
Redeemed	(175,466)	(172,271)
Net increase (decrease)	44,666	(81,886)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$13.07	$11.79	$11.59	$11.91
Income from Investment Operations
Net investment income (loss)A	.26	.19	.22	.23	.27
Net realized and unrealized gain (loss)	2.11	(.92)	1.62	.51	(.30)
Total from investment operations	2.37	(.73)	1.84	.74	(.03)
Distributions from net investment income	(.27)	(.19)	(.23)	(.21)	(.24)
Distributions from net realized gain	(.47)	(.26)	(.33)	(.33)	(.05)
Total distributions	(.73)B	(.45)	(.56)	(.54)	(.29)
Net asset value, end of period	$13.53	$11.89	$13.07	$11.79	$11.59
Total ReturnC,D	20.44%	(5.68)%	15.85%	6.83%	(.27)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.02%	1.45%	1.74%	1.95%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$33,018	$28,469	$32,383	$28,081	$21,180
Portfolio turnover rateG	26%	35%	15%	15%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.73 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.466 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$11,811,137	$809,923	$(14,595)	$795,328
VIP Freedom Lifetime Income II	30,267,125	3,379,090	(44,266)	3,334,824
VIP Freedom Lifetime Income III	28,852,643	4,199,694	(34,787)	4,164,907

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Freedom Lifetime Income I	$27,642	$360,958	$ 795,328
VIP Freedom Lifetime Income II	55,556	1,318,969	3,334,824
VIP Freedom Lifetime Income III	47,117	1,343,305	4,164,907

The tax character of distributions paid was as follows:

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$306,216	$95,784	$402,000
VIP Freedom Lifetime Income II	800,222	1,024,172	1,824,394
VIP Freedom Lifetime Income III	742,658	1,002,345	1,745,003

December 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
VIP Freedom Lifetime Income I	$230,239	$177,241	$407,480
VIP Freedom Lifetime Income II	602,791	510,997	1,113,788
VIP Freedom Lifetime Income III	519,531	553,350	1,072,881

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I	2,324,648	2,932,372
VIP Freedom Lifetime Income II	7,757,169	8,725,959
VIP Freedom Lifetime Income III	8,625,121	8,129,449

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
VIP Freedom Lifetime Income I	- %-C
Actual		$1,000.00	$1,037.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
VIP Freedom Lifetime Income II	- %-C
Actual		$1,000.00	$1,050.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D
VIP Freedom Lifetime Income III	- %-C
Actual		$1,000.00	$1,063.30	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C Amount represent less than .005%.

 D Amount represent less than $.01.

 E 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Freedom Lifetime Income I	02/14/20	02/14/20	$0.004	$0.355
VIP Freedom Lifetime Income II	02/14/20	02/14/20	$0.003	$0.536
VIP Freedom Lifetime Income III	02/14/20	02/14/20	$0.003	$0.573

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income I	$362,001
VIP Freedom Lifetime Income II	$1,321,741
VIP Freedom Lifetime Income III	$1,345,071

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I	21.69%
VIP Freedom Lifetime Income II	13.00%
VIP Freedom Lifetime Income III	8.29%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Freedom Lifetime Income I
February 2019	0%
December 2019	6%
VIP Freedom Lifetime Income II
February 2019	0%
December 2019	13%
VIP Freedom Lifetime Income III
February 2019	1%
December 2019	20%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I	12/18/19	$0.0256	$0.0027
VIP Freedom Lifetime Income II	12/18/19	$0.0450	$0.0046
VIP Freedom Lifetime Income III	12/18/19	$0.0621	$0.0062

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Freedom Lifetime Income I Portfolio

VIP Freedom Lifetime Income II Portfolio

VIP Freedom Lifetime Income III Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2018.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

VIPFLI-ANN-0220
1.816199.114

Fidelity® Variable Insurance Products:
Investor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to shareholders
Performance
Management's Discussion of Fund Performance
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

VIP Investor Freedom Income Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom Income Portfolio℠	12.02%	4.37%	4.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom Income Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,760	VIP Investor Freedom Income Portfolio℠
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2005 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2005 Portfolio℠	13.89%	5.09%	6.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2005 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,910	VIP Investor Freedom 2005 Portfolio℠
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2010 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2010 Portfolio℠	16.10%	5.74%	7.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2010 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,716	VIP Investor Freedom 2010 Portfolio℠
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2015 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2015 Portfolio℠	18.24%	6.37%	7.49%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2015 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,585	VIP Investor Freedom 2015 Portfolio℠
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP Investor Freedom 2020 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2020 Portfolio℠	20.11%	6.83%	8.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2020 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,674	VIP Investor Freedom 2020 Portfolio℠
$35,666	S&P 500® Index

VIP Investor Freedom 2025 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2025 Portfolio℠	21.73%	7.23%	8.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2025 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,253	VIP Investor Freedom 2025 Portfolio℠
$35,666	S&P 500® Index

VIP Investor Freedom 2030 Portfolio℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
VIP Investor Freedom 2030 Portfolio℠	24.42%	8.03%	9.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP Investor Freedom 2030 Portfolio℠ on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,483	VIP Investor Freedom 2030 Portfolio℠
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs.

Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market.

The Dow Jones U.S. Total Stock Market Index gained 30.90% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+49%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+31%) also shined. In contrast, energy (+9%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials (+30%), real estate (+29%), consumer discretionary and consumer staples (+27% each), utilities (+25%), materials (+24%), and health care (+22%). Commodities lagged equities, along with most other asset classes, as reflected in the % result of the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while TIPS (+8%), U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Short-term debt securities gained 2.41%. Elsewhere, extended (non-core) fixed income classes performed well; high-yield/emerging-markets debt rallied about 14%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the year, the share classes of each VIP Investor Freedom Fund posted a double-digit gain, ranging from 12% for VIP Investor Freedom Income Portfolio to roughly 24% for VIP Investor Freedom 2030 Portfolio. Each Portfolio outpaced its Composite index by roughly 1 to 2 percentage points in 2019. Versus Composites, favorable returns among underlying investment funds drove the Portfolios’ outperformance for the year. In particular, active security selection among non-U.S. equities added the most value, while performance among U.S. equities and investment-grade bonds helped to a lesser extent. Among non-U.S. equities, investments in Fidelity® VIP Emerging Markets Portfolio (+29%) and Fidelity® VIP Overseas Portfolio (+28%) led the way, as both funds outperformed their benchmarks. Within U.S. equities, Fidelity® VIP Value Portfolio (+32%) contributed most. An allocation to Fidelity® VIP Investment Grade Bond Portfolio (+10%) also helped, as it outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Top-down, active asset allocation decisions had mixed results in 2019. On one hand, underweighting investment-grade bonds contributed to the Portfolios’ relative results, as did overweighting long-term Treasury bonds. Conversely, the Portfolios’ underexposure to U.S. equities detracted, as this was the strongest-performing asset class in 2019. Overweighting inflation-protected debt securities and short-term debt securities also held back the Portfolios’ relative performance the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	41.0
VIP Government Money Market Portfolio Investor Class 1.41%	23.5
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Overseas Portfolio Investor Class	6.5
VIP Emerging Markets Portfolio Investor Class	6.1
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP High Income Portfolio Investor Class	2.0
VIP Growth & Income Portfolio Investor Class	1.4
VIP Equity-Income Portfolio Investor Class	1.2
VIP Growth Portfolio Investor Class	1.1
97.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.4%
International Equity Funds	12.6%
Bond Funds	57.5%
Short-Term Funds	23.5%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 6.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	25,890	$955,610
VIP Equity-Income Portfolio Investor Class (a)	42,738	1,009,892
VIP Growth & Income Portfolio Investor Class (a)	52,146	1,150,863
VIP Growth Portfolio Investor Class (a)	12,417	976,830
VIP Mid Cap Portfolio Investor Class (a)	8,568	280,352
VIP Value Portfolio Investor Class (a)	47,086	741,603
VIP Value Strategies Portfolio Investor Class (a)	27,510	363,138
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,439,943)		5,478,288

International Equity Funds - 12.6%
VIP Emerging Markets Portfolio Investor Class (a)	412,838	5,214,146
VIP Overseas Portfolio Investor Class (a)	242,006	5,578,241
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,951,412)		10,792,387

Bond Funds - 57.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,021,166	10,293,352
Fidelity Long-Term Treasury Bond Index Fund (a)	153,454	2,163,699
VIP High Income Portfolio Investor Class (a)	318,493	1,716,677
VIP Investment Grade Bond Portfolio Investor Class (a)	2,674,996	35,095,954
TOTAL BOND FUNDS
(Cost $47,575,027)		49,269,682

Short-Term Funds - 23.5%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $20,195,721)	20,195,721	20,195,721
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $79,162,103)		85,736,078
NET OTHER ASSETS (LIABILITIES) - 0.0%		11
NET ASSETS - 100%		$85,736,089

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,286,291	$2,185,563	$1,766,328	$196,526	$21,346	$566,480	$10,293,352
Fidelity Long-Term Treasury Bond Index Fund	4,098,628	1,053,716	3,662,303	97,891	433,459	240,199	2,163,699
VIP Contrafund Portfolio Investor Class	1,333,876	380,737	944,859	163,742	91,793	94,063	955,610
VIP Emerging Markets Portfolio Investor Class	3,132,987	2,358,193	1,280,427	76,139	32,712	970,681	5,214,146
VIP Equity-Income Portfolio Investor Class	1,399,645	328,616	919,039	114,260	10,173	190,497	1,009,892
VIP Government Money Market Portfolio Investor Class 1.41%	18,049,119	4,867,768	2,721,166	375,829	--	--	20,195,721
VIP Growth & Income Portfolio Investor Class	1,595,493	484,701	1,123,621	191,113	133,841	60,449	1,150,863
VIP Growth Portfolio Investor Class	1,363,415	320,438	995,439	92,107	274,843	13,573	976,830
VIP High Income Portfolio Investor Class	1,471,917	428,934	313,960	85,152	(11,696)	141,482	1,716,677
VIP Investment Grade Bond Portfolio Investor Class	27,089,462	10,243,407	3,989,532	890,776	5,059	1,747,558	35,095,954
VIP Mid Cap Portfolio Investor Class	387,877	121,957	261,268	45,549	(8,239)	40,025	280,352
VIP Overseas Portfolio Investor Class	4,009,769	1,742,897	1,071,237	240,537	14,207	882,605	5,578,241
VIP Value Portfolio Investor Class	1,027,990	260,889	725,907	85,069	41,807	136,824	741,603
VIP Value Strategies Portfolio Investor Class	501,654	139,855	363,144	54,824	(3,250)	88,023	363,138
	$74,748,123	$24,917,671	$20,138,230	$2,709,514	$1,036,055	$5,172,459	$85,736,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $79,162,103)	$85,736,078
Total Investment in Securities (cost $79,162,103)		$85,736,078
Cash		8
Receivable for investments sold		665,955
Receivable for fund shares sold		38,804
Total assets		86,440,845
Liabilities
Payable for investments purchased	$704,737
Payable for fund shares redeemed	19
Total liabilities		704,756
Net Assets		$85,736,089
Net Assets consist of:
Paid in capital		$77,479,601
Total accumulated earnings (loss)		8,256,488
Net Assets		$85,736,089
Net Asset Value, offering price and redemption price per share ($85,736,089 ÷ 7,200,842 shares)		$11.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,752,113
Expenses
Independent trustees' fees and expenses	$314
Total expenses before reductions	314
Expense reductions	(3)
Total expenses after reductions		311
Net investment income (loss)		1,751,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,036,055
Capital gain distributions from underlying funds:
Affiliated issuers	957,401
Total net realized gain (loss)		1,993,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,172,459
Total change in net unrealized appreciation (depreciation)		5,172,459
Net gain (loss)		7,165,915
Net increase (decrease) in net assets resulting from operations		$8,917,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,751,802	$1,373,446
Net realized gain (loss)	1,993,456	1,601,394
Change in net unrealized appreciation (depreciation)	5,172,459	(4,530,970)
Net increase (decrease) in net assets resulting from operations	8,917,717	(1,556,130)
Distributions to shareholders	(3,443,933)	(2,200,376)
Share transactions
Proceeds from sales of shares	11,414,447	16,526,354
Reinvestment of distributions	3,443,933	2,200,376
Cost of shares redeemed	(9,344,200)	(15,667,188)
Net increase (decrease) in net assets resulting from share transactions	5,514,180	3,059,542
Total increase (decrease) in net assets	10,987,964	(696,964)
Net Assets
Beginning of period	74,748,125	75,445,089
End of period	$85,736,089	$74,748,125
Other Information
Shares
Sold	975,757	1,436,706
Issued in reinvestment of distributions	298,317	196,661
Redeemed	(805,933)	(1,363,220)
Net increase (decrease)	468,141	270,147

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.67	$11.03	$10.86	$11.11
Income from Investment Operations
Net investment income (loss)A	.26	.21	.18	.16	.19
Net realized and unrealized gain (loss)	1.05	(.45)	.75	.31	(.23)
Total from investment operations	1.31	(.24)	.93	.47	(.04)
Distributions from net investment income	(.25)	(.20)	(.18)	(.16)	(.19)
Distributions from net realized gain	(.25)	(.13)	(.11)	(.14)	(.01)
Total distributions	(.50)	(.33)	(.29)	(.30)	(.21)B
Net asset value, end of period	$11.91	$11.10	$11.67	$11.03	$10.86
Total ReturnC,D	12.02%	(2.03)%	8.45%	4.43%	(.37)%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %F	- %F	-%	-%	-%
Expenses net of all reductions	- %F	- %F	-%	-%	-%
Net investment income (loss)	2.19%	1.79%	1.59%	1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$85,736	$74,748	$75,445	$67,090	$64,031
Portfolio turnover rateG	25%	42%	25%	25%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amount represents less than .005%.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	38.6
VIP Government Money Market Portfolio Investor Class 1.41%	20.5
Fidelity Inflation-Protected Bond Index Fund	10.9
VIP Overseas Portfolio Investor Class	8.4
VIP Emerging Markets Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio Investor Class	2.2
VIP High Income Portfolio Investor Class	2.0
VIP Equity-Income Portfolio Investor Class	1.9
VIP Growth Portfolio Investor Class	1.8
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.3%
International Equity Funds	15.2%
Bond Funds	54.0%
Short-Term Funds	20.5%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 10.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	16,225	$598,859
VIP Equity-Income Portfolio Investor Class (a)	26,782	632,866
VIP Growth & Income Portfolio Investor Class (a)	32,679	721,220
VIP Growth Portfolio Investor Class (a)	7,781	612,148
VIP Mid Cap Portfolio Investor Class (a)	5,369	175,686
VIP Value Portfolio Investor Class (a)	29,507	464,741
VIP Value Strategies Portfolio Investor Class (a)	17,240	227,569
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,408,774)		3,433,089

International Equity Funds - 15.2%
VIP Emerging Markets Portfolio Investor Class (a)	179,676	2,269,303
VIP Overseas Portfolio Investor Class (a)	121,356	2,797,249
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,884,604)		5,066,552

Bond Funds - 54.0%
Fidelity Inflation-Protected Bond Index Fund (a)	359,161	3,620,339
Fidelity Long-Term Treasury Bond Index Fund (a)	59,641	840,932
VIP High Income Portfolio Investor Class (a)	123,777	667,160
VIP Investment Grade Bond Portfolio Investor Class (a)	981,216	12,873,547
TOTAL BOND FUNDS
(Cost $17,395,865)		18,001,978

Short-Term Funds - 20.5%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $6,813,331)	6,813,331	6,813,331
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,502,574)		33,314,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$33,314,950

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	3,133,834	1,168,402	892,591	69,105	11,138	199,556	3,620,339
Fidelity Long-Term Treasury Bond Index Fund	1,618,090	595,991	1,661,828	40,552	204,808	83,871	840,932
VIP Contrafund Portfolio Investor Class	813,919	285,655	618,257	100,749	36,752	80,790	598,859
VIP Emerging Markets Portfolio Investor Class	1,469,835	1,012,642	668,178	32,941	18,548	436,456	2,269,303
VIP Equity-Income Portfolio Investor Class	854,035	255,567	602,741	70,478	(5,396)	131,401	632,866
VIP Government Money Market Portfolio Investor Class 1.41%	5,702,655	2,390,218	1,279,542	125,940	--	--	6,813,331
VIP Growth & Income Portfolio Investor Class	973,548	358,553	734,011	117,759	78,200	44,930	721,220
VIP Growth Portfolio Investor Class	831,938	252,798	653,300	56,665	145,403	35,309	612,148
VIP High Income Portfolio Investor Class	567,506	189,485	142,141	33,025	(3,540)	55,850	667,160
VIP Investment Grade Bond Portfolio Investor Class	9,414,760	5,056,592	2,236,475	323,764	21,866	616,804	12,873,547
VIP Mid Cap Portfolio Investor Class	236,688	89,884	170,952	28,036	(7,069)	27,135	175,686
VIP Overseas Portfolio Investor Class	2,052,764	1,015,280	735,524	123,044	10,473	454,256	2,797,249
VIP Value Portfolio Investor Class	627,279	198,695	473,973	52,520	20,388	92,352	464,741
VIP Value Strategies Portfolio Investor Class	306,107	105,145	237,247	33,769	(6,678)	60,242	227,569
	$28,602,958	$12,974,907	$11,106,760	$1,208,347	$524,893	$2,318,952	$33,314,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,502,574)	$33,314,950
Total Investment in Securities (cost $30,502,574)		$33,314,950
Receivable for investments sold		346,607
Receivable for fund shares sold		93,938
Total assets		33,755,495
Liabilities
Payable for investments purchased	$440,523
Payable for fund shares redeemed	22
Total liabilities		440,545
Net Assets		$33,314,950
Net Assets consist of:
Paid in capital		$29,591,927
Total accumulated earnings (loss)		3,723,023
Net Assets		$33,314,950
Net Asset Value, offering price and redemption price per share ($33,314,950 ÷ 2,731,090 shares)		$12.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$675,910
Expenses
Independent trustees' fees and expenses	$125
Total expenses before reductions	125
Expense reductions	(3)
Total expenses after reductions		122
Net investment income (loss)		675,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	524,893
Capital gain distributions from underlying funds:
Affiliated issuers	532,437
Total net realized gain (loss)		1,057,330
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,318,952
Total change in net unrealized appreciation (depreciation)		2,318,952
Net gain (loss)		3,376,282
Net increase (decrease) in net assets resulting from operations		$4,052,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$675,788	$499,576
Net realized gain (loss)	1,057,330	603,123
Change in net unrealized appreciation (depreciation)	2,318,952	(1,965,122)
Net increase (decrease) in net assets resulting from operations	4,052,070	(862,423)
Distributions to shareholders	(1,297,971)	(802,075)
Share transactions
Proceeds from sales of shares	6,571,294	6,573,311
Reinvestment of distributions	1,297,971	802,075
Cost of shares redeemed	(5,911,366)	(5,996,830)
Net increase (decrease) in net assets resulting from share transactions	1,957,899	1,378,556
Total increase (decrease) in net assets	4,711,998	(285,942)
Net Assets
Beginning of period	28,602,952	28,888,894
End of period	$33,314,950	$28,602,952
Other Information
Shares
Sold	558,684	563,917
Issued in reinvestment of distributions	110,098	71,230
Redeemed	(498,567)	(512,846)
Net increase (decrease)	170,215	122,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$11.85	$10.97	$10.79	$11.05
Income from Investment Operations
Net investment income (loss)A	.25	.20	.20	.17	.19
Net realized and unrealized gain (loss)	1.28	(.56)	1.00	.35	(.22)
Total from investment operations	1.53	(.36)	1.20	.52	(.03)
Distributions from net investment income	(.26)	(.20)	(.17)	(.16)	(.20)
Distributions from net realized gain	(.24)	(.13)	(.14)	(.17)	(.03)
Total distributions	(.50)	(.32)B	(.32)C	(.34)D	(.23)
Net asset value, end of period	$12.20	$11.17	$11.85	$10.97	$10.79
Total ReturnE,F	13.89%	(3.04)%	10.97%	4.94%	(.31)%
Ratios to Average Net AssetsG
Expenses before reductionsH	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H	- %H	-%	-%	-%
Expenses net of all reductions	- %H	- %H	-%	-%	-%
Net investment income (loss)	2.12%	1.70%	1.74%	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$33,315	$28,603	$28,889	$20,771	$20,408
Portfolio turnover rateI	35%	42%	28%	35%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.125 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.144 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.173 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.1
VIP Government Money Market Portfolio Investor Class 1.41%	16.3
VIP Overseas Portfolio Investor Class	11.1
Fidelity Inflation-Protected Bond Index Fund	9.4
VIP Emerging Markets Portfolio Investor Class	7.8
VIP Growth & Income Portfolio Investor Class	3.3
VIP Equity-Income Portfolio Investor Class	2.9
VIP Growth Portfolio Investor Class	2.8
VIP Contrafund Portfolio Investor Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.5
94.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.8%
International Equity Funds	18.9%
Bond Funds	49.0%
Short-Term Funds	16.3%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 15.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	49,770	$1,837,015
VIP Equity-Income Portfolio Investor Class (a)	82,155	1,941,327
VIP Growth & Income Portfolio Investor Class (a)	100,243	2,212,360
VIP Growth Portfolio Investor Class (a)	23,869	1,877,797
VIP Mid Cap Portfolio Investor Class (a)	16,470	538,899
VIP Value Portfolio Investor Class (a)	90,514	1,425,596
VIP Value Strategies Portfolio Investor Class (a)	52,885	698,082
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,591,948)		10,531,076

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Investor Class (a)	412,300	5,207,343
VIP Overseas Portfolio Investor Class (a)	319,716	7,369,450
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,736,901)		12,576,793

Bond Funds - 49.0%
Fidelity Inflation-Protected Bond Index Fund (a)	620,756	6,257,222
Fidelity Long-Term Treasury Bond Index Fund (a)	119,340	1,682,695
VIP High Income Portfolio Investor Class (a)	247,686	1,335,027
VIP Investment Grade Bond Portfolio Investor Class (a)	1,783,116	23,394,480
TOTAL BOND FUNDS
(Cost $31,536,376)		32,669,424

Short-Term Funds - 16.3%
Fidelity Cash Central Fund 1.58% (b)	6	6
VIP Government Money Market Portfolio Investor Class 1.41% (a)(c)	10,873,753	10,873,753
TOTAL SHORT-TERM FUNDS
(Cost $10,873,759)		10,873,759
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $59,738,984)		66,651,052
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$66,651,055

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,334,804	$1,743,467	$1,160,786	$118,779	$11,119	$328,618	$6,257,222
Fidelity Long-Term Treasury Bond Index Fund	3,178,496	966,104	3,000,825	76,985	347,438	191,482	1,682,695
VIP Contrafund Portfolio Investor Class	2,231,630	633,208	1,353,936	277,612	87,235	238,878	1,837,015
VIP Emerging Markets Portfolio Investor Class	3,441,030	1,887,556	1,152,981	75,675	44,727	987,011	5,207,343
VIP Equity-Income Portfolio Investor Class	2,341,596	552,908	1,305,377	197,219	(74,222)	426,422	1,941,327
VIP Government Money Market Portfolio Investor Class 1.41%	8,807,628	3,466,689	1,400,564	190,306	--	--	10,873,753
VIP Growth & Income Portfolio Investor Class	2,669,264	804,426	1,613,232	327,425	192,512	159,390	2,212,360
VIP Growth Portfolio Investor Class	2,281,026	538,101	1,446,789	156,029	392,100	113,359	1,877,797
VIP High Income Portfolio Investor Class	1,140,366	292,349	200,125	66,324	(6,788)	109,225	1,335,027
VIP Investment Grade Bond Portfolio Investor Class	16,626,255	8,557,200	2,848,526	589,402	14,557	1,044,994	23,394,480
VIP Mid Cap Portfolio Investor Class	648,952	202,419	370,757	77,467	(12,603)	70,888	538,899
VIP Overseas Portfolio Investor Class	5,192,080	2,354,171	1,343,926	316,783	11,482	1,155,643	7,369,450
VIP Value Portfolio Investor Class	1,719,885	432,035	1,044,081	147,760	68,498	249,259	1,425,596
VIP Value Strategies Portfolio Investor Class	839,277	231,701	524,243	93,687	(9,392)	160,739	698,082
	$56,452,289	$22,662,334	$18,766,148	$2,711,453	$1,066,663	$5,235,908	$66,651,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $6)	$6
Other affiliated issuers (cost $59,738,978)	66,651,046
Total Investment in Securities (cost $59,738,984)		$66,651,052
Cash		5
Receivable for investments sold		1,052,611
Total assets		67,703,668
Liabilities
Payable for investments purchased	$770,821
Payable for fund shares redeemed	281,792
Total liabilities		1,052,613
Net Assets		$66,651,055
Net Assets consist of:
Paid in capital		$57,607,803
Total accumulated earnings (loss)		9,043,252
Net Assets		$66,651,055
Net Asset Value, offering price and redemption price per share ($66,651,055 ÷ 5,191,965 shares)		$12.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$1,317,539
Expenses
Independent trustees' fees and expenses	$239
Total expenses		239
Net investment income (loss)		1,317,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,066,663
Capital gain distributions from underlying funds:
Affiliated issuers	1,393,914
Total net realized gain (loss)		2,460,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,235,908
Total change in net unrealized appreciation (depreciation)		5,235,908
Net gain (loss)		7,696,485
Net increase (decrease) in net assets resulting from operations		$9,013,785

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,317,300	$999,354
Net realized gain (loss)	2,460,577	2,507,752
Change in net unrealized appreciation (depreciation)	5,235,908	(5,883,280)
Net increase (decrease) in net assets resulting from operations	9,013,785	(2,376,174)
Distributions to shareholders	(3,875,085)	(2,387,666)
Share transactions
Proceeds from sales of shares	9,205,670	6,494,790
Reinvestment of distributions	3,875,085	2,387,666
Cost of shares redeemed	(8,020,741)	(14,659,514)
Net increase (decrease) in net assets resulting from share transactions	5,060,014	(5,777,058)
Total increase (decrease) in net assets	10,198,714	(10,540,898)
Net Assets
Beginning of period	56,452,341	66,993,239
End of period	$66,651,055	$56,452,341
Other Information
Shares
Sold	737,286	517,467
Issued in reinvestment of distributions	317,972	197,092
Redeemed	(651,567)	(1,168,511)
Net increase (decrease)	403,691	(453,952)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.78	$11.68	$11.49	$11.77
Income from Investment Operations
Net investment income (loss)A	.27	.20	.19	.17	.21
Net realized and unrealized gain (loss)	1.57	(.71)	1.32	.42	(.25)
Total from investment operations	1.84	(.51)	1.51	.59	(.04)
Distributions from net investment income	(.26)	(.21)	(.19)	(.18)	(.21)
Distributions from net realized gain	(.53)	(.27)	(.22)	(.22)	(.03)
Total distributions	(.79)	(.48)	(.41)	(.40)	(.24)
Net asset value, end of period	$12.84	$11.79	$12.78	$11.68	$11.49
Total ReturnB,C	16.10%	(4.06)%	13.05%	5.33%	(.34)%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	-%	-%	-%
Expenses net of all reductions	- %E	- %E	-%	-%	-%
Net investment income (loss)	2.15%	1.57%	1.55%	1.47%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$66,651	$56,452	$66,993	$59,504	$59,469
Portfolio turnover rateF	31%	35%	25%	24%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	31.4
VIP Overseas Portfolio Investor Class	13.7
VIP Government Money Market Portfolio Investor Class 1.41%	12.2
VIP Emerging Markets Portfolio Investor Class	8.8
Fidelity Inflation-Protected Bond Index Fund	8.1
VIP Growth & Income Portfolio Investor Class	4.5
VIP Equity-Income Portfolio Investor Class	3.9
VIP Growth Portfolio Investor Class	3.8
VIP Contrafund Portfolio Investor Class	3.7
VIP Value Portfolio Investor Class	2.9
93.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.3%
International Equity Funds	22.5%
Bond Funds	44.0%
Short-Term Funds	12.2%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 21.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	108,057	$3,988,373
VIP Equity-Income Portfolio Investor Class (a)	178,358	4,214,596
VIP Growth & Income Portfolio Investor Class (a)	217,629	4,803,075
VIP Growth Portfolio Investor Class (a)	51,823	4,076,924
VIP Mid Cap Portfolio Investor Class (a)	35,756	1,169,943
VIP Value Portfolio Investor Class (a)	196,505	3,094,949
VIP Value Strategies Portfolio Investor Class (a)	114,808	1,515,462
TOTAL DOMESTIC EQUITY FUNDS
(Cost $16,122,278)		22,863,322

International Equity Funds - 22.5%
VIP Emerging Markets Portfolio Investor Class (a)	750,439	9,478,046
VIP Overseas Portfolio Investor Class (a)	638,174	14,709,919
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,221,417)		24,187,965

Bond Funds - 44.0%
Fidelity Inflation-Protected Bond Index Fund (a)	865,257	8,721,790
Fidelity Long-Term Treasury Bond Index Fund (a)	192,173	2,709,637
VIP High Income Portfolio Investor Class (a)	398,814	2,149,607
VIP Investment Grade Bond Portfolio Investor Class (a)	2,563,574	33,634,087
TOTAL BOND FUNDS
(Cost $45,511,243)		47,215,121

Short-Term Funds - 12.2%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $13,031,660)	13,031,660	13,031,660
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $92,886,598)		107,298,068
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$107,298,074

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,817,585	$2,082,455	$1,684,644	$165,841	$23,331	$483,063	$8,721,790
Fidelity Long-Term Treasury Bond Index Fund	5,319,291	1,374,794	4,885,817	128,027	590,285	311,084	2,709,637
VIP Contrafund Portfolio Investor Class	4,901,480	984,748	2,614,619	605,723	212,428	504,336	3,988,373
VIP Emerging Markets Portfolio Investor Class	6,598,806	2,896,701	1,940,181	136,004	57,822	1,864,898	9,478,046
VIP Equity-Income Portfolio Investor Class	5,142,912	804,138	2,504,917	429,269	(74,970)	847,433	4,214,596
VIP Government Money Market Portfolio Investor Class 1.41%	11,248,273	3,863,844	2,080,457	239,903	--	--	13,031,660
VIP Growth & Income Portfolio Investor Class	5,862,583	1,288,760	3,119,261	713,391	459,208	311,785	4,803,075
VIP Growth Portfolio Investor Class	5,009,972	769,673	2,808,862	340,491	972,976	133,165	4,076,924
VIP High Income Portfolio Investor Class	1,971,533	348,787	348,481	107,005	(14,000)	191,768	2,149,607
VIP Investment Grade Bond Portfolio Investor Class	25,003,143	11,427,016	4,423,578	845,393	11,802	1,615,704	33,634,087
VIP Mid Cap Portfolio Investor Class	1,424,940	328,461	710,516	168,958	(22,802)	149,860	1,169,943
VIP Overseas Portfolio Investor Class	10,860,253	3,949,398	2,497,696	646,840	44,692	2,353,272	14,709,919
VIP Value Portfolio Investor Class	3,777,351	641,324	2,019,774	321,347	158,775	537,273	3,094,949
VIP Value Strategies Portfolio Investor Class	1,842,963	357,606	1,016,440	204,207	(12,997)	344,330	1,515,462
	$96,781,085	$31,117,705	$32,655,243	$5,052,399	$2,406,550	$9,647,971	$107,298,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $92,886,598)	$107,298,068
Total Investment in Securities (cost $92,886,598)		$107,298,068
Cash		8
Receivable for investments sold		1,282,574
Total assets		108,580,650
Liabilities
Payable for investments purchased	$1,281,894
Payable for fund shares redeemed	682
Total liabilities		1,282,576
Net Assets		$107,298,074
Net Assets consist of:
Paid in capital		$88,072,357
Total accumulated earnings (loss)		19,225,717
Net Assets		$107,298,074
Net Asset Value, offering price and redemption price per share ($107,298,074 ÷ 8,344,700 shares)		$12.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$2,107,882
Expenses
Independent trustees' fees and expenses	$407
Total expenses before reductions	407
Expense reductions	(10)
Total expenses after reductions		397
Net investment income (loss)		2,107,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,406,550
Capital gain distributions from underlying funds:
Affiliated issuers	2,944,517
Total net realized gain (loss)		5,351,067
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	9,647,971
Total change in net unrealized appreciation (depreciation)		9,647,971
Net gain (loss)		14,999,038
Net increase (decrease) in net assets resulting from operations		$17,106,523

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,107,485	$1,631,054
Net realized gain (loss)	5,351,067	4,288,402
Change in net unrealized appreciation (depreciation)	9,647,971	(11,234,682)
Net increase (decrease) in net assets resulting from operations	17,106,523	(5,315,226)
Distributions to shareholders	(6,401,129)	(4,274,043)
Share transactions
Proceeds from sales of shares	6,726,361	8,909,312
Reinvestment of distributions	6,401,129	4,274,043
Cost of shares redeemed	(13,315,889)	(17,517,259)
Net increase (decrease) in net assets resulting from share transactions	(188,399)	(4,333,904)
Total increase (decrease) in net assets	10,516,995	(13,923,173)
Net Assets
Beginning of period	96,781,079	110,704,252
End of period	$107,298,074	$96,781,079
Other Information
Shares
Sold	542,979	707,025
Issued in reinvestment of distributions	528,556	356,487
Redeemed	(1,080,170)	(1,411,157)
Net increase (decrease)	(8,635)	(347,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$12.72	$11.48	$11.34	$11.63
Income from Investment Operations
Net investment income (loss)A	.25	.19	.19	.17	.21
Net realized and unrealized gain (loss)	1.80	(.82)	1.51	.45	(.25)
Total from investment operations	2.05	(.63)	1.70	.62	(.04)
Distributions from net investment income	(.26)	(.19)	(.19)	(.18)	(.22)
Distributions from net realized gain	(.52)	(.31)	(.27)	(.31)	(.04)
Total distributions	(.78)	(.50)	(.46)	(.48)B	(.25)C
Net asset value, end of period	$12.86	$11.59	$12.72	$11.48	$11.34
Total ReturnD,E	18.24%	(5.02)%	14.99%	5.82%	(.34)%
Ratios to Average Net AssetsF
Expenses before reductionsG	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G	- %G	-%	-%	-%
Expenses net of all reductions	- %G	- %G	-%	-%	-%
Net investment income (loss)	2.05%	1.53%	1.52%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$107,298	$96,781	$110,704	$97,672	$95,761
Portfolio turnover rateH	30%	33%	23%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	27.9
VIP Overseas Portfolio Investor Class	16.1
VIP Emerging Markets Portfolio Investor Class	9.7
VIP Government Money Market Portfolio Investor Class 1.41%	8.6
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Growth & Income Portfolio Investor Class	5.5
VIP Equity-Income Portfolio Investor Class	4.8
VIP Growth Portfolio Investor Class	4.7
VIP Contrafund Portfolio Investor Class	4.6
VIP Value Portfolio Investor Class	3.6
92.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.2%
International Equity Funds	25.8%
Bond Funds	39.4%
Short-Term Funds	8.6%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 26.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	284,665	$10,507,003
VIP Equity-Income Portfolio Investor Class (a)	469,857	11,102,718
VIP Growth & Income Portfolio Investor Class (a)	573,315	12,653,062
VIP Growth Portfolio Investor Class (a)	136,523	10,740,285
VIP Mid Cap Portfolio Investor Class (a)	94,194	3,082,015
VIP Value Portfolio Investor Class (a)	517,661	8,153,159
VIP Value Strategies Portfolio Investor Class (a)	302,441	3,992,224
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,991,919)		60,230,466

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Investor Class (a)	1,770,011	22,355,233
VIP Overseas Portfolio Investor Class (a)	1,603,184	36,953,401
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $46,024,197)		59,308,634

Bond Funds - 39.4%
Fidelity Inflation-Protected Bond Index Fund (a)	1,580,728	15,933,740
Fidelity Long-Term Treasury Bond Index Fund (a)	411,370	5,800,318
VIP High Income Portfolio Investor Class (a)	853,699	4,601,437
VIP Investment Grade Bond Portfolio Investor Class (a)	4,886,989	64,117,303
TOTAL BOND FUNDS
(Cost $87,518,561)		90,452,798

Short-Term Funds - 8.6%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $19,648,866)	19,648,866	19,648,866
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $196,183,543)		229,640,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$229,640,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$13,830,873	$4,610,138	$3,403,111	$300,683	$43,784	$852,056	$15,933,740
Fidelity Long-Term Treasury Bond Index Fund	10,345,069	3,359,875	9,662,824	255,436	1,388,196	370,002	5,800,318
VIP Contrafund Portfolio Investor Class	11,741,959	2,831,856	5,836,188	1,482,036	269,383	1,499,993	10,507,003
VIP Emerging Markets Portfolio Investor Class	14,679,352	7,337,777	4,014,333	318,818	107,868	4,244,569	22,355,233
VIP Equity-Income Portfolio Investor Class	12,320,288	2,483,797	5,608,105	1,061,553	(192,436)	2,099,174	11,102,718
VIP Government Money Market Portfolio Investor Class 1.41%	16,050,848	6,832,635	3,234,617	348,218	--	--	19,648,866
VIP Growth & Income Portfolio Investor Class	14,044,444	3,676,891	6,993,376	1,756,365	704,306	1,220,797	12,653,062
VIP Growth Portfolio Investor Class	12,001,835	2,313,281	6,308,450	832,732	1,769,640	963,979	10,740,285
VIP High Income Portfolio Investor Class	3,971,755	1,037,730	758,920	226,753	(27,004)	377,876	4,601,437
VIP Investment Grade Bond Portfolio Investor Class	45,382,844	24,403,585	8,571,415	1,601,337	(14,649)	2,916,938	64,117,303
VIP Mid Cap Portfolio Investor Class	3,412,665	928,351	1,574,323	414,208	(80,166)	395,488	3,082,015
VIP Overseas Portfolio Investor Class	25,282,123	11,277,199	5,342,680	1,566,031	58,241	5,678,518	36,953,401
VIP Value Portfolio Investor Class	9,048,663	1,909,011	4,524,046	797,503	168,352	1,551,179	8,153,159
VIP Value Strategies Portfolio Investor Class	4,414,230	1,038,958	2,278,463	502,021	(131,344)	948,843	3,992,224
	$196,526,948	$74,041,084	$68,110,851	$11,463,694	$4,064,171	$23,119,412	$229,640,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $196,183,543)	$229,640,764
Total Investment in Securities (cost $196,183,543)		$229,640,764
Cash		7
Receivable for investments sold		2,927,487
Total assets		232,568,258
Liabilities
Payable for investments purchased	$2,636,623
Payable for fund shares redeemed	290,866
Total liabilities		2,927,489
Net Assets		$229,640,769
Net Assets consist of:
Paid in capital		$186,297,162
Total accumulated earnings (loss)		43,343,607
Net Assets		$229,640,769
Net Asset Value, offering price and redemption price per share ($229,640,769 ÷ 17,273,245 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,371,851
Expenses
Independent trustees' fees and expenses	$836
Total expenses before reductions	836
Expense reductions	(1)
Total expenses after reductions		835
Net investment income (loss)		4,371,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,064,171
Capital gain distributions from underlying funds:
Affiliated issuers	7,091,843
Total net realized gain (loss)		11,156,014
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	23,119,412
Total change in net unrealized appreciation (depreciation)		23,119,412
Net gain (loss)		34,275,426
Net increase (decrease) in net assets resulting from operations		$38,646,442

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,371,016	$3,180,273
Net realized gain (loss)	11,156,014	7,746,863
Change in net unrealized appreciation (depreciation)	23,119,412	(23,616,279)
Net increase (decrease) in net assets resulting from operations	38,646,442	(12,689,143)
Distributions to shareholders	(12,340,794)	(7,620,061)
Share transactions
Proceeds from sales of shares	22,651,711	15,428,542
Reinvestment of distributions	12,340,794	7,620,061
Cost of shares redeemed	(28,184,313)	(29,031,427)
Net increase (decrease) in net assets resulting from share transactions	6,808,192	(5,982,824)
Total increase (decrease) in net assets	33,113,840	(26,292,028)
Net Assets
Beginning of period	196,526,929	222,818,957
End of period	$229,640,769	$196,526,929
Other Information
Shares
Sold	1,772,927	1,207,536
Issued in reinvestment of distributions	988,680	627,536
Redeemed	(2,240,516)	(2,303,495)
Net increase (decrease)	521,091	(468,423)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$12.94	$11.51	$11.34	$11.63
Income from Investment Operations
Net investment income (loss)A	.26	.18	.19	.17	.21
Net realized and unrealized gain (loss)	2.04	(.94)	1.69	.47	(.25)
Total from investment operations	2.30	(.76)	1.88	.64	(.04)
Distributions from net investment income	(.26)	(.19)	(.18)	(.17)	(.21)
Distributions from net realized gain	(.48)	(.26)	(.27)	(.30)	(.04)
Total distributions	(.74)	(.45)	(.45)	(.47)	(.25)
Net asset value, end of period	$13.29	$11.73	$12.94	$11.51	$11.34
Total ReturnB,C	20.11%	(5.94)%	16.55%	6.04%	(.35)%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	-%	-%	-%
Expenses net of all reductions	- %E	- %E	-%	-%	-%
Net investment income (loss)	2.05%	1.46%	1.52%	1.52%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$229,641	$196,527	$222,819	$189,814	$187,438
Portfolio turnover rateF	32%	33%	21%	23%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	25.4
VIP Overseas Portfolio Investor Class	18.0
VIP Emerging Markets Portfolio Investor Class	10.4
VIP Growth & Income Portfolio Investor Class	6.3
Fidelity Inflation-Protected Bond Index Fund	6.2
VIP Equity-Income Portfolio Investor Class	5.6
VIP Growth Portfolio Investor Class	5.4
VIP Government Money Market Portfolio Investor Class 1.41%	5.3
VIP Contrafund Portfolio Investor Class	5.3
VIP Value Portfolio Investor Class	4.1
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.2%
International Equity Funds	28.4%
Bond Funds	36.1%
Short-Term Funds	5.3%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 30.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	354,640	$13,089,778
VIP Equity-Income Portfolio Investor Class (a)	585,339	13,831,556
VIP Growth & Income Portfolio Investor Class (a)	714,231	15,763,085
VIP Growth Portfolio Investor Class (a)	170,084	13,380,493
VIP Mid Cap Portfolio Investor Class (a)	117,344	3,839,493
VIP Value Portfolio Investor Class (a)	644,889	10,156,996
VIP Value Strategies Portfolio Investor Class (a)	376,770	4,973,366
TOTAL DOMESTIC EQUITY FUNDS
(Cost $53,446,653)		75,034,767

International Equity Funds - 28.4%
VIP Emerging Markets Portfolio Investor Class (a)	2,059,602	26,012,776
VIP Overseas Portfolio Investor Class (a)	1,942,344	44,771,029
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $55,582,597)		70,783,805

Bond Funds - 36.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,527,430	15,396,491
Fidelity Long-Term Treasury Bond Index Fund (a)	445,760	6,285,210
VIP High Income Portfolio Investor Class (a)	925,023	4,985,872
VIP Investment Grade Bond Portfolio Investor Class (a)	4,809,616	63,102,157
TOTAL BOND FUNDS
(Cost $87,425,950)		89,769,730

Short-Term Funds - 5.3%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $13,203,462)	13,203,462	13,203,462
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $209,658,662)		248,791,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,481
NET ASSETS - 100%		$248,822,245

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,164,496	$4,426,019	$2,007,160	$287,496	$24,519	$788,617	$15,396,491
Fidelity Long-Term Treasury Bond Index Fund	12,456,679	3,808,358	12,116,469	298,435	1,782,249	354,393	6,285,210
VIP Contrafund Portfolio Investor Class	13,653,819	3,170,891	5,923,827	1,730,484	196,681	1,992,214	13,089,778
VIP Emerging Markets Portfolio Investor Class	16,748,437	7,760,643	3,477,573	369,604	36,976	4,944,293	26,012,776
VIP Equity-Income Portfolio Investor Class	14,326,232	2,935,335	5,753,937	1,252,064	(56,337)	2,380,263	13,831,556
VIP Government Money Market Portfolio Investor Class 1.41%	10,952,186	5,443,292	3,192,016	246,356	--	--	13,203,462
VIP Growth & Income Portfolio Investor Class	16,331,074	4,256,336	7,189,709	2,063,014	425,156	1,940,228	15,763,085
VIP Growth Portfolio Investor Class	13,955,937	2,587,427	6,493,783	971,885	959,515	2,371,397	13,380,493
VIP High Income Portfolio Investor Class	3,946,494	1,177,350	493,540	241,999	(5,048)	360,616	4,985,872
VIP Investment Grade Bond Portfolio Investor Class	40,234,077	26,071,279	5,814,694	1,553,543	31,542	2,579,953	63,102,157
VIP Mid Cap Portfolio Investor Class	3,967,900	1,033,958	1,543,137	484,535	(93,943)	474,715	3,839,493
VIP Overseas Portfolio Investor Class	29,071,336	13,337,849	4,456,201	1,838,565	25,368	6,792,677	44,771,029
VIP Value Portfolio Investor Class	10,521,830	2,185,246	4,628,435	943,846	(26,062)	2,104,417	10,156,996
VIP Value Strategies Portfolio Investor Class	5,132,548	1,177,752	2,328,403	588,843	(143,925)	1,135,394	4,973,366
	$203,463,045	$79,371,735	$65,418,884	$12,870,669	$3,156,691	$28,219,177	$248,791,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $209,658,662)	$248,791,764
Total Investment in Securities (cost $209,658,662)		$248,791,764
Cash		30,481
Receivable for investments sold		2,877,092
Total assets		251,699,337
Liabilities
Payable for investments purchased	$2,875,591
Payable for fund shares redeemed	1,501
Total liabilities		2,877,092
Net Assets		$248,822,245
Net Assets consist of:
Paid in capital		$199,655,064
Total accumulated earnings (loss)		49,167,181
Net Assets		$248,822,245
Net Asset Value, offering price and redemption price per share ($248,822,245 ÷ 17,297,759 shares)		$14.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,654,127
Expenses
Independent trustees' fees and expenses	$896
Total expenses before reductions	896
Expense reductions	(254)
Total expenses after reductions		642
Net investment income (loss)		4,653,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,471
Affiliated issuers	3,156,691
Capital gain distributions from underlying funds:
Affiliated issuers	8,216,542
Total net realized gain (loss)		11,403,704
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	28,219,177
Total change in net unrealized appreciation (depreciation)		28,219,177
Net gain (loss)		39,622,881
Net increase (decrease) in net assets resulting from operations		$44,276,366

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,653,485	$3,127,819
Net realized gain (loss)	11,403,704	7,064,030
Change in net unrealized appreciation (depreciation)	28,219,177	(24,711,367)
Net increase (decrease) in net assets resulting from operations	44,276,366	(14,519,518)
Distributions to shareholders	(11,838,472)	(6,951,203)
Share transactions
Proceeds from sales of shares	20,167,839	20,745,247
Reinvestment of distributions	11,838,472	6,951,203
Cost of shares redeemed	(19,084,984)	(18,962,480)
Net increase (decrease) in net assets resulting from share transactions	12,921,327	8,733,970
Total increase (decrease) in net assets	45,359,221	(12,736,751)
Net Assets
Beginning of period	203,463,024	216,199,775
End of period	$248,822,245	$203,463,024
Other Information
Shares
Sold	1,485,846	1,524,182
Issued in reinvestment of distributions	877,461	540,861
Redeemed	(1,409,369)	(1,406,532)
Net increase (decrease)	953,938	658,511

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$13.78	$12.15	$12.04	$12.35
Income from Investment Operations
Net investment income (loss)A	.28	.20	.20	.18	.24
Net realized and unrealized gain (loss)	2.37	(1.09)	1.94	.50	(.28)
Total from investment operations	2.65	(.89)	2.14	.68	(.04)
Distributions from net investment income	(.28)	(.19)	(.19)	(.18)	(.23)
Distributions from net realized gain	(.44)	(.25)	(.32)	(.39)	(.04)
Total distributions	(.72)	(.44)	(.51)	(.57)	(.27)
Net asset value, end of period	$14.38	$12.45	$13.78	$12.15	$12.04
Total ReturnB,C	21.73%	(6.56)%	17.82%	6.10%	(.32)%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %E	- %E	-%	-%	-%
Expenses net of all reductions	- %E	- %E	-%	-%	-%
Net investment income (loss)	2.03%	1.44%	1.53%	1.54%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$248,822	$203,463	$216,200	$163,933	$156,218
Portfolio turnover rateF	29%	30%	17%	23%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	21.5
VIP Overseas Portfolio Investor Class	20.8
VIP Emerging Markets Portfolio Investor Class	11.5
VIP Growth & Income Portfolio Investor Class	7.6
VIP Equity-Income Portfolio Investor Class	6.6
VIP Growth Portfolio Investor Class	6.4
VIP Contrafund Portfolio Investor Class	6.3
VIP Value Portfolio Investor Class	4.9
Fidelity Inflation-Protected Bond Index Fund	4.7
Fidelity Long-Term Treasury Bond Index Fund	2.5
92.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.0%
International Equity Funds	32.3%
Bond Funds	30.7%
Short-Term Funds	1.0%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	470,576	$17,368,964
VIP Equity-Income Portfolio Investor Class (a)	776,664	18,352,571
VIP Growth & Income Portfolio Investor Class (a)	947,701	20,915,762
VIP Growth Portfolio Investor Class (a)	225,687	17,754,769
VIP Mid Cap Portfolio Investor Class (a)	155,700	5,094,512
VIP Value Portfolio Investor Class (a)	855,682	13,476,998
VIP Value Strategies Portfolio Investor Class (a)	499,926	6,599,025
TOTAL DOMESTIC EQUITY FUNDS
(Cost $76,513,289)		99,562,601

International Equity Funds - 32.3%
VIP Emerging Markets Portfolio Investor Class (a)	2,525,826	31,901,179
VIP Overseas Portfolio Investor Class (a)	2,498,938	57,600,524
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $72,697,826)		89,501,703

Bond Funds - 30.7%
Fidelity Inflation-Protected Bond Index Fund (a)	1,273,259	12,834,455
Fidelity Long-Term Treasury Bond Index Fund (a)	495,994	6,993,520
VIP High Income Portfolio Investor Class (a)	1,029,219	5,547,489
VIP Investment Grade Bond Portfolio Investor Class (a)	4,538,683	59,547,523
TOTAL BOND FUNDS
(Cost $82,979,114)		84,922,987

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Investor Class 1.41% (a)(b)
(Cost $2,777,063)	2,777,063	2,777,063
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $234,967,292)		276,764,354
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$276,764,355

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,047,950	$7,137,424	$801,745	$221,884	$3,746	$447,080	$12,834,455
Fidelity Long-Term Treasury Bond Index Fund	12,785,537	4,726,486	12,798,357	317,580	1,881,234	398,620	6,993,520
VIP Contrafund Portfolio Investor Class	17,564,794	4,526,115	7,540,366	2,259,410	122,280	2,696,141	17,368,964
VIP Emerging Markets Portfolio Investor Class	19,368,781	10,031,726	3,416,161	446,210	65,276	5,851,557	31,901,179
VIP Equity-Income Portfolio Investor Class	18,429,766	4,182,681	7,259,032	1,635,798	(299,263)	3,298,419	18,352,571
VIP Government Money Market Portfolio Investor Class 1.41%	3,216,944	1,484,266	1,924,147	67,383	--	--	2,777,063
VIP Growth & Income Portfolio Investor Class	21,009,916	5,734,423	8,879,278	2,694,568	249,364	2,801,337	20,915,762
VIP Growth Portfolio Investor Class	17,953,464	3,637,235	8,149,729	1,268,960	809,745	3,504,054	17,754,769
VIP High Income Portfolio Investor Class	4,105,549	1,613,349	539,597	263,561	1,304	366,884	5,547,489
VIP Investment Grade Bond Portfolio Investor Class	32,122,841	29,992,806	4,610,506	1,419,768	65,259	1,977,123	59,547,523
VIP Mid Cap Portfolio Investor Class	5,097,231	1,440,319	1,936,420	632,744	(123,353)	616,735	5,094,512
VIP Overseas Portfolio Investor Class	36,039,068	17,730,591	4,732,098	2,318,337	(16,317)	8,579,280	57,600,524
VIP Value Portfolio Investor Class	13,533,236	2,981,549	5,727,365	1,233,308	(157,947)	2,847,525	13,476,998
VIP Value Strategies Portfolio Investor Class	6,596,221	1,620,338	2,898,065	769,040	(205,058)	1,485,589	6,599,025
	$213,871,298	$96,839,308	$71,212,866	$15,548,551	$2,396,270	$34,870,344	$276,764,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $234,967,292)	$276,764,354
Total Investment in Securities (cost $234,967,292)		$276,764,354
Cash		2
Receivable for investments sold		3,411,460
Receivable for fund shares sold		339,492
Total assets		280,515,308
Liabilities
Payable for investments purchased	$3,750,843
Payable for fund shares redeemed	110
Total liabilities		3,750,953
Net Assets		$276,764,355
Net Assets consist of:
Paid in capital		$223,611,659
Total accumulated earnings (loss)		53,152,696
Net Assets		$276,764,355
Net Asset Value, offering price and redemption price per share ($276,764,355 ÷ 19,405,958 shares)		$14.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$4,992,990
Expenses
Independent trustees' fees and expenses	$957
Total expenses before reductions	957
Expense reductions	(14)
Total expenses after reductions		943
Net investment income (loss)		4,992,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,396,270
Capital gain distributions from underlying funds:
Affiliated issuers	10,555,561
Total net realized gain (loss)		12,951,831
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	34,870,344
Total change in net unrealized appreciation (depreciation)		34,870,344
Net gain (loss)		47,822,175
Net increase (decrease) in net assets resulting from operations		$52,814,222

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,992,047	$3,068,579
Net realized gain (loss)	12,951,831	8,010,774
Change in net unrealized appreciation (depreciation)	34,870,344	(29,586,033)
Net increase (decrease) in net assets resulting from operations	52,814,222	(18,506,680)
Distributions to shareholders	(13,207,757)	(7,556,870)
Share transactions
Proceeds from sales of shares	29,079,866	35,664,187
Reinvestment of distributions	13,207,757	7,556,870
Cost of shares redeemed	(19,001,005)	(17,883,056)
Net increase (decrease) in net assets resulting from share transactions	23,286,618	25,338,001
Total increase (decrease) in net assets	62,893,083	(725,549)
Net Assets
Beginning of period	213,871,272	214,596,821
End of period	$276,764,355	$213,871,272
Other Information
Shares
Sold	2,169,283	2,653,286
Issued in reinvestment of distributions	995,777	599,010
Redeemed	(1,433,376)	(1,342,744)
Net increase (decrease)	1,731,684	1,909,552

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$13.61	$11.76	$11.68	$11.97
Income from Investment Operations
Net investment income (loss)A	.27	.18	.19	.17	.21
Net realized and unrealized gain (loss)	2.62	(1.24)	2.23	.51	(.24)
Total from investment operations	2.89	(1.06)	2.42	.68	(.03)
Distributions from net investment income	(.27)	(.18)	(.17)	(.17)	(.20)
Distributions from net realized gain	(.46)	(.28)	(.39)	(.44)	(.05)
Total distributions	(.73)	(.45)B	(.57)C	(.60)D	(.26)E
Net asset value, end of period	$14.26	$12.10	$13.61	$11.76	$11.68
Total ReturnF,G	24.42%	(7.87)%	20.92%	6.50%	(.32)%
Ratios to Average Net AssetsH
Expenses before reductionsI	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	- %I	-%	-%	-%
Expenses net of all reductions	- %I	- %I	-%	-%	-%
Net investment income (loss)	2.03%	1.36%	1.46%	1.48%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$276,764	$213,871	$214,597	$155,533	$144,692
Portfolio turnover rateJ	29%	24%	19%	19%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.278 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.391 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 E Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$79,340,820	$6,528,461	$(133,203)	$6,395,258
VIP Investor Freedom 2005	30,566,307	2,806,359	(57,716)	2,748,643
VIP Investor Freedom 2010	59,908,859	6,881,465	(139,272)	6,742,193
VIP Investor Freedom 2015	93,126,000	14,367,523	(195,455)	14,172,068
VIP Investor Freedom 2020	196,859,118	33,160,770	(379,124)	32,781,646
VIP Investor Freedom 2025	210,304,988	38,939,441	(452,665)	38,486,776
VIP Investor Freedom 2030	235,820,440	41,574,413	(630,499)	40,943,914

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP Investor Freedom Income	$206,459	$1,654,771	$6,395,258
VIP Investor Freedom 2005	75,647	898,733	2,748,643
VIP Investor Freedom 2010	131,183	2,169,877	6,742,193
VIP Investor Freedom 2015	184,219	4,869,432	14,172,068
VIP Investor Freedom 2020	334,346	10,227,616	32,781,646
VIP Investor Freedom 2025	309,729	10,370,677	38,486,776
VIP Investor Freedom 2030	265,945	11,942,837	40,943,914

The tax character of distributions paid was as follows:

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$2,068,114	$1,375,819	$3,443,933
VIP Investor Freedom 2005	792,300	505,671	1,297,971
VIP Investor Freedom 2010	1,600,791	2,274,294	3,875,085
VIP Investor Freedom 2015	2,522,019	3,879,110	6,401,129
VIP Investor Freedom 2020	5,228,777	7,112,017	12,340,794
VIP Investor Freedom 2025	5,466,413	6,372,059	11,838,472
VIP Investor Freedom 2030	5,714,083	7,493,674	13,207,757

December 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
VIP Investor Freedom Income	$1,411,354	$789,022	$2,200,376
VIP Investor Freedom 2005	555,989	246,086	802,075
VIP Investor Freedom 2010	1,071,825	1,315,841	2,387,666
VIP Investor Freedom 2015	1,836,407	2,437,636	4,274,043
VIP Investor Freedom 2020	3,612,421	4,007,640	7,620,061
VIP Investor Freedom 2025	3,639,137	3,312,066	6,951,203
VIP Investor Freedom 2030	3,745,259	3,811,611	7,556,870

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income	24,917,671	20,138,230
VIP Investor Freedom 2005	12,974,907	11,106,760
VIP Investor Freedom 2010	22,662,334	18,766,148
VIP Investor Freedom 2015	31,117,705	32,655,243
VIP Investor Freedom 2020	74,041,084	68,110,851
VIP Investor Freedom 2025	79,371,735	65,418,884
VIP Investor Freedom 2030	96,839,308	71,212,866

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount
VIP Investor Freedom 2025 Portfolio	$30,468

6. Expense Reductions.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

VIP Investor Freedom Income	$3
VIP Investor Freedom 2005	3
VIP Investor Freedom 2015	10
VIP Investor Freedom 2020	1
VIP Investor Freedom 2025	254
VIP Investor Freedom 2030	14

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2010 Portfolio and VIP Investor Freedom 2005 Portfolio (seven of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period- July 1, 2019 to December 31, 2019C,D
VIP Investor Freedom Income	- %
Actual		$1,000.00	$1,037.50	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$1,042.50	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$1,049.00	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$1,056.60	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$1,061.70	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$1,067.40	$-
Hypothetical-E		$1,000.00	$1,025.21	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$1,075.10	$-
Hypothetical-E		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Investor Freedom Income Portfolio	02/14/20	02/14/20	$0.004	$0.258
VIP Investor Freedom 2005 Portfolio	02/14/20	02/14/20	$0.004	$0.352
VIP Investor Freedom 2010 Portfolio	02/14/20	02/14/20	$0.003	$0.443
VIP Investor Freedom 2015 Portfolio	02/14/20	02/14/20	$0.003	$0.608
VIP Investor Freedom 2020 Portfolio	02/14/20	02/14/20	$0.003	$0.622
VIP Investor Freedom 2025 Portfolio	02/14/20	02/14/20	$0.002	$0.605
VIP Investor Freedom 2030 Portfolio	02/14/20	02/14/20	$0.002	$0.634

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom Income Portfolio	$1,658,530
VIP Investor Freedom 2005 Portfolio	$899,209
VIP Investor Freedom 2010 Portfolio	$2,172,582
VIP Investor Freedom 2015 Portfolio	$4,873,893
VIP Investor Freedom 2020 Portfolio	$10,233,180
VIP Investor Freedom 2025 Portfolio	$10,387,977
VIP Investor Freedom 2030 Portfolio	$11,963,786

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Investor Freedom Income Portfolio	22.16%
VIP Investor Freedom 2005 Portfolio	18.11%
VIP Investor Freedom 2010 Portfolio	13.80%
VIP Investor Freedom 2015 Portfolio	10.78%
VIP Investor Freedom 2020 Portfolio	8.59%
VIP Investor Freedom 2025 Portfolio	7.50%
VIP Investor Freedom 2030 Portfolio	5.30%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2019	0%
December 2019	5%
VIP Investor Freedom 2005 Portfolio
February 2019	0%
December 2019	8%
VIP Investor Freedom 2010 Portfolio
February 2019	0%
December 2019	12%
VIP Investor Freedom 2015 Portfolio
February 2019	0%
December 2019	16%
VIP Investor Freedom 2020 Portfolio
February 2019	1%
December 2019	19%
VIP Investor Freedom 2025 Portfolio
February 2019	1%
December 2019	22%
VIP Investor Freedom 2030 Portfolio
February 2019	1%
December 2019	26%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/18/19	$0.0262	$0.0028
VIP Investor Freedom 2005 Portfolio	12/18/19	$0.0324	$0.0034
VIP Investor Freedom 2010 Portfolio	12/18/19	$0.0420	$0.0043
VIP Investor Freedom 2015 Portfolio	12/18/19	$0.0502	$0.0051
VIP Investor Freedom 2020 Portfolio	12/18/19	$0.0592	$0.0060
VIP Investor Freedom 2025 Portfolio	12/18/19	$0.0705	$0.0071
VIP Investor Freedom 2030 Portfolio	12/18/19	$0.0791	$0.0079

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the funds do not pay FMRC a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Investor Freedom 2005 Portfolio

VIP Investor Freedom 2010 Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
23
25
23
20
20
20
16
16
15
15
2014
2015
2016
2017
2018

	2014	2015	2016	2017	2018
TMG %	0%	0%	0%	0%	0%
Funds	290	302	319	320	325
ASPG Quartile	1st	1st	1st	1st	1st

VIP Investor Freedom 2015 Portfolio

VIP Investor Freedom 2020 Portfolio

VIP Investor Freedom 2025 Portfolio

VIP Investor Freedom 2030 Portfolio

VIP Investor Freedom Income Portfolio

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2018.

In considering each fund's total expense ratio, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, each fund's total expense ratio ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

VIPIFF-ANN-0220
1.814507.114

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to shareholders
Performance
Management's Discussion of Fund Performance
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

VIP FundsManager® 20% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Service Class	10.39%	3.68%	4.34%
Service Class 2	10.26%	3.53%	4.18%
Investor Class	10.40%	3.68%	4.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 20% Portfolio - Investor Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,294	VIP FundsManager® 20% Portfolio - Investor Class
$14,445	Bloomberg Barclays U.S. Aggregate Bond Index

VIP FundsManager® 50% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Service Class	17.89%	5.93%	7.06%
Service Class 2	17.69%	5.77%	6.89%
Investor Class	17.89%	5.95%	7.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 50% Portfolio - Investor Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,782	VIP FundsManager® 50% Portfolio - Investor Class
$35,666	S&P 500® Index

VIP FundsManager® 60% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Service Class	20.49%	6.77%	7.97%
Service Class 2	20.25%	6.61%	7.81%
Investor Class	20.49%	6.77%	7.98%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 60% Portfolio - Investor Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,553	VIP FundsManager® 60% Portfolio - Investor Class
$35,666	S&P 500® Index

VIP FundsManager® 70% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Service Class	22.65%	7.35%	8.66%
Service Class 2	22.39%	7.18%	8.50%
Investor Class	22.66%	7.37%	8.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 70% Portfolio - Investor Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,959	VIP FundsManager® 70% Portfolio - Investor Class
$35,666	S&P 500® Index

VIP FundsManager® 85% Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Service Class	26.05%	8.43%	9.73%
Service Class 2	26.14%	8.33%	9.60%
Investor Class	26.21%	8.47%	9.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in VIP FundsManager® 85% Portfolio - Investor Class on December 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,364	VIP FundsManager® 85% Portfolio - Investor Class
$35,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs. Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market. The U.S. equity bellwether S&P 500® index soared 31.49% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also shined. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%). Commodities lagged equities, along with most other asset classes, as reflected in the 7.69% result of the Bloomberg Commodity Index Total Return. U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Elsewhere, credit-sensitive high-yield/emerging-markets debt gained about 14%, according to Bloomberg Barclays, while TIPS rose 8% for the year.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the Portfolios’ share classes posted gains ranging from about 10% to 26%. The 20% and 50% Portfolios performed roughly in line with their respective Composite benchmarks, while the more equity-heavy 60%, 70% and 85% Portfolios outperformed. Strong security selection, particularly among international developed-markets (DM) equities, fueled the Portfolios’ returns versus Composite benchmarks. Overall asset class positioning detracted from relative performance in 2019. Strong performance from Fidelity® Overseas Fund was the leading driver of foreign DM security selection within Portfolios. This fund benefited from broadly positive investment choices in the U.K. and Japan, along with out-of-benchmark exposure to the U.S. Stock picks in both the U.S. and emerging markets (EM) provided a further notable boost to relative performance the past year. In the U.S., virtually all of the contribution came from Fidelity Stock Selector All Cap Fund, where favorable security selection among health care, information technology and consumer staples stocks led the way. Fidelity Emerging Markets Fund was the primary driver of EM outperformance, aided by picks in China, beneficial positioning in South Korea and Brazil, and out-of-benchmark choices in the U.S. The Portfolios' overall equity allocation strategy worked against relative performance, mostly due to positioning in the month of May. At that time, we had a moderate overweighting in U.S. stocks when markets around the world fell amid escalating trade tension between the U.S. and China. Lastly, the Portfolios’ fixed-income positioning aided relative performance this period, largely driven by underweight exposure to investment-grade bonds and cash.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 29, 2019, Avishek Hazrachoudhury became Co-Manager of the Portfolios, joining Geoff Stein.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund	42.4
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72%	18.2
Fidelity Stock Selector All Cap Fund	11.1
Fidelity Cash Central Fund 1.58%	8.7
Fidelity Inflation-Protected Bond Index Fund	5.5
Fidelity Emerging Markets Fund	1.5
Fidelity Overseas Fund	1.4
Fidelity Real Estate Investment Portfolio	1.0
Fidelity Long-Term Treasury Bond Index Fund	1.0
Fidelity New Markets Income Fund	1.0
91.8

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	16.0%
International Equity Funds	7.1%
Bond Funds	49.9%
Short-Term Funds	26.9%
Short-Term Investments	0.1%

 * Futures - (1.5)%

VIP FundsManager® 20% Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	173,878	$1,448,405
Fidelity Contrafund (a)	358,408	4,913,777
Fidelity Diversified International Fund (a)	87,890	3,559,565
Fidelity Emerging Asia Fund (a)	37,938	1,724,288
Fidelity Emerging Markets Discovery Fund (a)	193,828	2,804,685
Fidelity Emerging Markets Fund (a)	362,041	12,656,964
Fidelity Equity-Income Fund (a)	78,951	4,783,665
Fidelity Europe Fund (a)	45,224	1,639,377
Fidelity Gold Portfolio (a)	243,201	5,929,232
Fidelity International Capital Appreciation Fund (a)	46,281	1,061,688
Fidelity International Discovery Fund (a)	64,766	2,941,018
Fidelity International Enhanced Index Fund (a)	331,187	3,212,518
Fidelity International Small Cap Fund (a)	69,410	1,949,728
Fidelity International Small Cap Opportunities Fund (a)	91,923	1,893,623
Fidelity International Value Fund (a)	273,395	2,280,114
Fidelity Japan Fund (a)	455,222	7,415,567
Fidelity Japan Smaller Companies Fund (a)	195,777	3,373,246
Fidelity Low-Priced Stock Fund (a)	92,597	4,633,556
Fidelity Mega Cap Stock Fund (a)	457,424	7,094,651
Fidelity Overseas Fund (a)	223,786	11,587,622
Fidelity Pacific Basin Fund (a)	27,204	939,343
Fidelity Real Estate Investment Portfolio (a)	182,223	8,187,298
Fidelity Stock Selector All Cap Fund (a)	1,895,835	90,810,513
Fidelity Value Discovery Fund (a)	76,062	2,303,165
TOTAL EQUITY FUNDS
(Cost $174,383,757)		189,143,608

Fixed-Income Funds - 49.9%
Fidelity Inflation-Protected Bond Index Fund (a)	4,475,582	45,113,866
Fidelity Long-Term Treasury Bond Index Fund (a)	579,283	8,167,893
Fidelity New Markets Income Fund (a)	539,698	8,133,255
Fidelity U.S. Bond Index Fund (a)	29,249,728	348,364,263
TOTAL FIXED-INCOME FUNDS
(Cost $388,785,543)		409,779,277

Money Market Funds - 26.9%
Fidelity Cash Central Fund 1.58% (b)	71,438,889	71,453,177
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72% (a)(c)	149,596,295	149,641,174
TOTAL MONEY MARKET FUNDS
(Cost $221,082,492)		221,094,351
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.63% 1/16/20 to 3/19/20 (d)
(Cost $1,027,775)	1,030,000	1,027,906
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $785,279,567)		821,045,142
NET OTHER ASSETS (LIABILITIES) - 0.0%		60,267
NET ASSETS - 100%		$821,105,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	73	March 2020	$7,433,225	$106,775	$106,775
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	March 2020	9,208,635	(4,672)	(4,672)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	152	March 2020	8,513,520	(223,372)	(223,372)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	10	March 2020	2,158,207	(6,723)	(6,723)

TOTAL SOLD					(234,767)

TOTAL FUTURES CONTRACTS					$(127,992)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $413,952.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,090,348
Total	$1,090,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$1,474,832	$--	$85,160	$--	$(26,427)	$1,448,405
Fidelity Contrafund	4,232,782	606,481	918,852	200,253	(2,014)	995,380	4,913,777
Fidelity Diversified International Fund	4,430,870	83,501	1,823,045	46,217	(429,348)	1,297,587	3,559,565
Fidelity Emerging Asia Fund	--	1,630,794	89,358	99,283	811	182,041	1,724,288
Fidelity Emerging Markets Discovery Fund	--	2,706,537	156,344	29,106	923	253,569	2,804,685
Fidelity Emerging Markets Fund	--	11,299,404	645,513	212,478	6,106	1,996,967	12,656,964
Fidelity Equity-Income Fund	4,206,824	733,602	918,861	327,364	(47,959)	810,059	4,783,665
Fidelity Europe Fund	1,656,737	216,792	457,671	112,039	(68,559)	292,078	1,639,377
Fidelity Floating Rate High Income Fund	7,365,560	2,150,393	9,662,517	313,092	18,791	127,773	--
Fidelity Global Commodity Stock Fund	3,425,312	309,554	4,057,628	--	298,120	24,642	--
Fidelity Gold Portfolio	--	8,063,589	2,347,744	23,693	(136,352)	349,739	5,929,232
Fidelity Inflation-Protected Bond Index Fund	30,747,046	23,740,574	10,816,890	825,051	(284,988)	1,728,124	45,113,866
Fidelity International Capital Appreciation Fund	1,057,683	98,825	332,513	33,550	31,005	206,688	1,061,688
Fidelity International Discovery Fund	3,659,396	172,497	1,530,882	66,599	(329,475)	969,482	2,941,018
Fidelity International Enhanced Index Fund	3,432,947	296,017	949,984	93,173	(128,275)	561,813	3,212,518
Fidelity International Small Cap Fund	1,437,579	330,961	110,203	43,932	1,515	289,876	1,949,728
Fidelity International Small Cap Opportunities Fund	1,812,941	131,899	463,179	20,314	62,355	349,607	1,893,623
Fidelity International Value Fund	2,313,061	222,282	555,430	77,201	(94,823)	395,024	2,280,114
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	83,379,133	9,869,593	93,248,726	679,398	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72%	122,641,026	39,096,676	12,108,637	2,797,629	442	11,667	149,641,174
Fidelity Japan Fund	5,766,339	973,434	709,529	86,324	(7,119)	1,392,442	7,415,567
Fidelity Japan Smaller Companies Fund	2,766,230	224,368	--	224,368	--	382,648	3,373,246
Fidelity Long-Term Treasury Bond Index Fund	20,962,126	9,764,928	24,127,952	386,809	319,031	1,249,760	8,167,893
Fidelity Low-Priced Stock Fund	4,156,325	747,662	918,797	341,489	(71,913)	720,279	4,633,556
Fidelity Mega Cap Stock Fund	6,104,354	1,423,512	1,378,141	812,923	(129,425)	1,074,351	7,094,651
Fidelity New Markets Income Fund	3,447,653	4,944,011	569,887	364,800	(13,951)	325,429	8,133,255
Fidelity Overseas Fund	5,037,536	5,766,538	1,450,779	152,379	(96,471)	2,330,798	11,587,622
Fidelity Pacific Basin Fund	849,900	63,770	200,144	6,913	4,920	220,897	939,343
Fidelity Real Estate Investment Portfolio	744,366	7,526,237	335,462	502,445	1,035	251,122	8,187,298
Fidelity Stock Selector All Cap Fund	81,595,573	15,222,709	25,122,438	5,208,053	(72,773)	19,187,442	90,810,513
Fidelity U.S. Bond Index Fund	317,264,615	84,972,818	70,995,130	8,832,766	(450,923)	17,572,883	348,364,263
Fidelity Value Discovery Fund	2,090,155	268,585	458,948	65,650	(6,886)	410,259	2,303,165
	$726,584,069	$235,133,375	$267,461,184	$23,070,451	$(1,626,200)	$55,933,999	$748,564,059

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$189,143,608	$189,143,608	$--	$--
Fixed-Income Funds	409,779,277	409,779,277	--	--
Money Market Funds	221,094,351	221,094,351	--	--
Other Short-Term Investments	1,027,906	--	1,027,906	--
Total Investments in Securities:	$821,045,142	$820,017,236	$1,027,906	$--
Derivative Instruments:
Assets
Futures Contracts	$106,775	$106,775	$--	$--
Total Assets	$106,775	$106,775	$--	$--
Liabilities
Futures Contracts	$(234,767)	$(234,767)	$--	$--
Total Liabilities	$(234,767)	$(234,767)	$--	$--
Total Derivative Instruments:	$(127,992)	$(127,992)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$106,775	$(234,767)
Total Equity Risk	106,775	(234,767)
Total Value of Derivatives	$106,775	$(234,767)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,027,775)	$1,027,906
Fidelity Central Funds (cost $71,453,177)	71,453,177
Other affiliated issuers (cost $712,798,615)	748,564,059
Total Investment in Securities (cost $785,279,567)		$821,045,142
Receivable for investments sold		5,264
Receivable for fund shares sold		127,171
Distributions receivable from Fidelity Central Funds		99,713
Receivable for daily variation margin on futures contracts		87,107
Total assets		821,364,397
Liabilities
Payable for investments purchased	$115,858
Payable for fund shares redeemed	6,237
Accrued management fee	135,758
Distribution and service plan fees payable	1,108
Other payables and accrued expenses	27
Total liabilities		258,988
Net Assets		$821,105,409
Net Assets consist of:
Paid in capital		$781,513,568
Total accumulated earnings (loss)		39,591,841
Net Assets		$821,105,409
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($57,332 ÷ 5,125 shares)		$11.19
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,977,884 ÷ 804,811 shares)		$11.16
Investor Class:
Net Asset Value, offering price and redemption price per share ($812,070,193 ÷ 72,637,758 shares)		$11.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$15,753,336
Interest		26,773
Income from Fidelity Central Funds		1,090,348
Total income		16,870,457
Expenses
Management fee	$1,905,511
Distribution and service plan fees	22,340
Independent trustees' fees and expenses	3,004
Miscellaneous	97
Total expenses before reductions	1,930,952
Expense reductions	(390,845)
Total expenses after reductions		1,540,107
Net investment income (loss)		15,330,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	86
Other affiliated issuers	(1,626,200)
Foreign currency transactions	610
Futures contracts	(1,995,938)
Capital gain distributions from underlying funds:
Affiliated issuers	7,317,115
Total net realized gain (loss)		3,695,673
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	148
Fidelity Central Funds	(89)
Other affiliated issuers	55,933,999
Assets and liabilities in foreign currencies	11
Futures contracts	(207,147)
Total change in net unrealized appreciation (depreciation)		55,726,922
Net gain (loss)		59,422,595
Net increase (decrease) in net assets resulting from operations		$74,752,945

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,330,350	$14,334,846
Net realized gain (loss)	3,695,673	30,241,630
Change in net unrealized appreciation (depreciation)	55,726,922	(57,132,369)
Net increase (decrease) in net assets resulting from operations	74,752,945	(12,555,893)
Distributions to shareholders	(43,905,467)	(46,235,998)
Share transactions - net increase (decrease)	62,132,859	1,378,738
Total increase (decrease) in net assets	92,980,337	(57,413,153)
Net Assets
Beginning of period	728,125,072	785,538,225
End of period	$821,105,409	$728,125,072

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$11.63	$11.04	$11.02	$11.51
Income from Investment Operations
Net investment income (loss)A	.22	.21	.16	.14	.13
Net realized and unrealized gain (loss)	.86	(.40)	.65	.17	(.13)
Total from investment operations	1.08	(.19)	.81	.31	–B
Distributions from net investment income	(.21)	(.21)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.64)	(.69)	(.22)	(.29)	(.49)
Net asset value, end of period	$11.19	$10.75	$11.63	$11.04	$11.02
Total ReturnC,D	10.39%	(1.67)%	7.33%	2.83%	(.03)%
Ratios to Average Net AssetsE
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.01%	1.87%	1.41%	1.25%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$57	$55	$59	$60	$62
Portfolio turnover rateF	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$11.60	$11.01	$11.00	$11.49
Income from Investment Operations
Net investment income (loss)A	.20	.19	.14	.12	.11
Net realized and unrealized gain (loss)	.87	(.40)	.65	.17	(.12)
Total from investment operations	1.07	(.21)	.79	.29	(.01)
Distributions from net investment income	(.20)	(.19)	(.13)	(.13)	(.12)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.63)	(.67)	(.20)	(.28)	(.48)
Net asset value, end of period	$11.16	$10.72	$11.60	$11.01	$11.00
Total ReturnB,C	10.26%	(1.82)%	7.19%	2.66%	(.17)%
Ratios to Average Net AssetsD
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.86%	1.72%	1.26%	1.10%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,978	$8,286	$8,188	$7,529	$1,454
Portfolio turnover rateE	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.62	$11.04	$11.01	$11.50
Income from Investment Operations
Net investment income (loss)A	.22	.21	.16	.14	.13
Net realized and unrealized gain (loss)	.86	(.40)	.64	.18	(.13)
Total from investment operations	1.08	(.19)	.80	.32	–B
Distributions from net investment income	(.21)	(.21)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)
Total distributions	(.64)	(.69)	(.22)	(.29)	(.49)
Net asset value, end of period	$11.18	$10.74	$11.62	$11.04	$11.01
Total ReturnC,D	10.40%	(1.67)%	7.24%	2.93%	(.03)%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.01%	1.87%	1.41%	1.25%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$812,070	$719,784	$777,291	$739,074	$732,911
Portfolio turnover rateF	33%	47%	61%	58%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund	31.9
Fidelity Stock Selector All Cap Fund	29.3
Fidelity Overseas Fund	5.7
Fidelity Inflation-Protected Bond Index Fund	4.9
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72%	3.2
Fidelity Mega Cap Stock Fund	2.2
Fidelity Emerging Markets Fund	1.7
Fidelity Japan Fund	1.7
Fidelity Equity-Income Fund	1.5
Fidelity Contrafund	1.4
83.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	39.9%
International Equity Funds	16.8%
Bond Funds	38.7%
Short-Term Funds	4.5%
Short-Term Investments	0.1%

 * Futures - (4.6)%

VIP FundsManager® 50% Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 56.7%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,226,913	$10,220,184
Fidelity Contrafund (a)	6,052,005	82,972,985
Fidelity Emerging Asia Fund (a)	317,718	14,440,302
Fidelity Emerging Markets Discovery Fund (a)	1,606,135	23,240,771
Fidelity Emerging Markets Fund (a)	2,762,994	96,594,267
Fidelity Equity-Income Fund (a)	1,398,945	84,762,100
Fidelity Europe Fund (a)	1,024,213	37,127,713
Fidelity Global Commodity Stock Fund (a)	2,645,195	33,832,048
Fidelity Gold Portfolio (a)	3,374,389	82,267,597
Fidelity International Capital Appreciation Fund (a)	1,047,390	24,027,130
Fidelity International Discovery Fund (a)	698,896	31,736,858
Fidelity International Enhanced Index Fund (a)	7,440,401	72,171,890
Fidelity International Small Cap Fund (a)	1,463,218	41,101,797
Fidelity International Small Cap Opportunities Fund (a)	1,944,885	40,064,633
Fidelity International Value Fund (a)	6,281,142	52,384,726
Fidelity Japan Fund (a)	5,855,290	95,382,678
Fidelity Japan Smaller Companies Fund (a)	4,738,235	81,639,797
Fidelity Large Cap Value Enhanced Index Fund (a)	1,147,665	15,723,015
Fidelity Low-Priced Stock Fund (a)	1,515,421	75,831,642
Fidelity Mega Cap Stock Fund (a)	8,150,195	126,409,531
Fidelity Overseas Fund (a)	6,329,948	327,764,704
Fidelity Pacific Basin Fund (a)	609,411	21,042,974
Fidelity Real Estate Investment Portfolio (a)	1,237,147	55,585,013
Fidelity Stock Selector All Cap Fund (a)	35,119,232	1,682,211,189
Fidelity Value Discovery Fund (a)	1,312,600	39,745,529
TOTAL EQUITY FUNDS
(Cost $2,971,180,389)		3,248,281,073

Fixed-Income Funds - 38.7%
Fidelity Inflation-Protected Bond Index Fund (a)	27,694,621	279,161,775
Fidelity Long-Term Treasury Bond Index Fund (a)	4,010,255	56,544,597
Fidelity New Markets Income Fund (a)	3,554,075	53,559,909
Fidelity U.S. Bond Index Fund (a)	153,611,511	1,829,513,098
TOTAL FIXED-INCOME FUNDS
(Cost $2,131,886,911)		2,218,779,379

Money Market Funds - 4.5%
Fidelity Cash Central Fund 1.58% (b)	72,291,665	72,306,123
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72% (a)(c)	186,586,508	186,642,484
TOTAL MONEY MARKET FUNDS
(Cost $258,935,664)		258,948,607
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.63% 1/16/20 to 3/5/20 (d)
(Cost $8,058,683)	8,070,000	8,059,692
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,370,061,647)		5,734,068,751
NET OTHER ASSETS (LIABILITIES) - 0.0%		(184,826)
NET ASSETS - 100%		$5,733,883,925

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	782	March 2020	$126,336,010	$253,656	$253,656
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,075	March 2020	60,210,750	(1,579,769)	(1,579,769)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	353	March 2020	76,184,713	(237,332)	(237,332)
TOTAL FUTURES CONTRACTS					$(1,563,445)

The notional amount of futures sold as a percentage of Net Assets is 4.6%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,986,276.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,266,821
Total	$5,266,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$10,406,899	$--	$600,902	$--	$(186,715)	$10,220,184
Fidelity Contrafund	81,424,422	7,134,887	24,231,906	3,500,616	238,037	18,407,545	82,972,985
Fidelity Diversified International Fund	84,215,670	5,025,865	100,676,840	--	6,561,731	4,873,574	--
Fidelity Emerging Asia Fund	4,851,952	9,496,064	2,022,849	836,935	112,378	2,002,757	14,440,302
Fidelity Emerging Markets Discovery Fund	8,544,213	15,394,327	3,514,689	242,209	(412,809)	3,229,729	23,240,771
Fidelity Emerging Markets Fund	12,349,217	82,936,388	15,216,132	1,632,496	606,992	15,917,802	96,594,267
Fidelity Equity-Income Fund	84,419,412	9,649,519	24,232,924	6,014,230	(1,312,596)	16,238,689	84,762,100
Fidelity Europe Fund	31,465,933	7,706,837	6,993,315	2,581,945	96,073	4,852,185	37,127,713
Fidelity Floating Rate High Income Fund	58,727,834	2,320,392	62,329,771	2,330,365	312,859	968,686	--
Fidelity Global Commodity Stock Fund	54,096,716	1,093,750	27,812,555	986,014	(1,350,110)	7,804,247	33,832,048
Fidelity Gold Portfolio	--	92,527,935	14,320,265	330,903	(708,777)	4,768,704	82,267,597
Fidelity Inflation-Protected Bond Index Fund	230,889,750	151,035,648	113,401,301	5,173,040	(1,994,810)	12,632,488	279,161,775
Fidelity International Capital Appreciation Fund	20,110,027	3,032,701	4,596,750	771,761	694,540	4,786,612	24,027,130
Fidelity International Discovery Fund	68,569,273	8,261,619	57,268,783	727,993	10,604,896	1,569,853	31,736,858
Fidelity International Enhanced Index Fund	65,120,150	11,588,386	13,943,739	2,115,193	(1,025,021)	10,432,114	72,171,890
Fidelity International Small Cap Fund	30,103,155	12,404,361	7,727,569	941,738	415,014	5,906,836	41,101,797
Fidelity International Small Cap Opportunities Fund	32,767,889	5,676,992	7,271,638	436,642	922,398	7,968,992	40,064,633
Fidelity International Value Fund	44,604,317	9,761,420	8,532,852	1,804,395	(815,189)	7,367,030	52,384,726
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	272,552,553	1,719,322	274,271,875	1,751,732	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72%	190,683,915	69,883,572	73,943,887	3,254,930	6,822	12,062	186,642,484
Fidelity Japan Fund	106,111,858	1,311,974	33,303,312	1,125,729	157,183	21,104,975	95,382,678
Fidelity Japan Smaller Companies Fund	66,948,708	5,430,185	--	5,430,186	--	9,260,904	81,639,797
Fidelity Large Cap Value Enhanced Index Fund	16,385,760	1,273,279	4,943,223	514,477	(232,686)	3,239,885	15,723,015
Fidelity Long-Term Treasury Bond Index Fund	146,915,068	54,610,952	156,528,269	2,563,459	3,225,989	8,320,857	56,544,597
Fidelity Low-Priced Stock Fund	78,901,999	9,337,557	24,234,475	5,700,717	(2,093,930)	13,920,491	75,831,642
Fidelity Mega Cap Stock Fund	123,459,126	20,421,168	36,351,651	14,971,862	(4,003,274)	22,884,162	126,409,531
Fidelity New Markets Income Fund	27,136,859	32,527,780	8,451,361	2,674,921	(501,662)	2,848,293	53,559,909
Fidelity Overseas Fund	230,833,465	88,818,570	61,253,553	4,390,780	4,746,000	64,620,222	327,764,704
Fidelity Pacific Basin Fund	16,637,686	3,080,368	3,776,707	157,427	(506,585)	5,608,212	21,042,974
Fidelity Real Estate Investment Portfolio	13,774,581	45,379,210	6,186,693	3,568,701	114,772	2,503,143	55,585,013
Fidelity Stock Selector All Cap Fund	1,501,902,653	250,524,346	414,840,750	96,548,515	(6,319,107)	350,944,047	1,682,211,189
Fidelity U.S. Bond Index Fund	1,852,773,265	366,927,382	491,235,989	50,531,411	(532,212)	101,580,652	1,829,513,098
Fidelity Value Discovery Fund	41,266,067	2,964,648	12,122,997	1,152,636	47,653	7,590,158	39,745,529
	$5,598,543,493	$1,399,664,303	$2,095,538,620	$225,364,860	$7,054,569	$743,979,191	$5,653,702,936

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,248,281,073	$3,248,281,073	$--	$--
Fixed-Income Funds	2,218,779,379	2,218,779,379	--	--
Money Market Funds	258,948,607	258,948,607	--	--
Other Short-Term Investments	8,059,692	--	8,059,692	--
Total Investments in Securities:	$5,734,068,751	$5,726,009,059	$8,059,692	$--
Derivative Instruments:
Assets
Futures Contracts	$253,656	$253,656	$--	$--
Total Assets	$253,656	$253,656	$--	$--
Liabilities
Futures Contracts	$(1,817,101)	$(1,817,101)	$--	$--
Total Liabilities	$(1,817,101)	$(1,817,101)	$--	$--
Total Derivative Instruments:	$(1,563,445)	$(1,563,445)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$253,656	$(1,817,101)
Total Equity Risk	253,656	(1,817,101)
Total Value of Derivatives	$253,656	$(1,817,101)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,058,683)	$8,059,692
Fidelity Central Funds (cost $72,305,296)	72,306,123
Other affiliated issuers (cost $5,289,697,668)	5,653,702,936
Total Investment in Securities (cost $5,370,061,647)		$5,734,068,751
Receivable for investments sold		688,117
Receivable for fund shares sold		211,850
Distributions receivable from Fidelity Central Funds		113,613
Receivable for daily variation margin on futures contracts		675,219
Total assets		5,735,757,550
Liabilities
Payable for investments purchased	$24,156
Payable for fund shares redeemed	887,156
Accrued management fee	949,220
Distribution and service plan fees payable	12,736
Other payables and accrued expenses	357
Total liabilities		1,873,625
Net Assets		$5,733,883,925
Net Assets consist of:
Paid in capital		$5,255,128,435
Total accumulated earnings (loss)		478,755,490
Net Assets		$5,733,883,925
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($58,051 ÷ 4,726 shares)		$12.28
Service Class 2:
Net Asset Value, offering price and redemption price per share ($103,030,910 ÷ 8,421,239 shares)		$12.23
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,630,794,964 ÷ 458,555,861 shares)		$12.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$102,762,927
Interest		248,537
Income from Fidelity Central Funds		5,266,821
Total income		108,278,285
Expenses
Management fee	$14,355,024
Distribution and service plan fees	241,883
Independent trustees' fees and expenses	22,921
Total expenses before reductions	14,619,828
Expense reductions	(2,973,462)
Total expenses after reductions		11,646,366
Net investment income (loss)		96,631,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	7,054,569
Foreign currency transactions	31,922
Futures contracts	(18,852,339)
Capital gain distributions from underlying funds:
Affiliated issuers	122,601,933
Total net realized gain (loss)		110,836,085
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,222
Affiliated issuers	743,979,191
Assets and liabilities in foreign currencies	400
Futures contracts	(4,194,630)
Total change in net unrealized appreciation (depreciation)		739,786,183
Net gain (loss)		850,622,268
Net increase (decrease) in net assets resulting from operations		$947,254,187

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,631,919	$96,931,670
Net realized gain (loss)	110,836,085	581,129,126
Change in net unrealized appreciation (depreciation)	739,786,183	(990,632,455)
Net increase (decrease) in net assets resulting from operations	947,254,187	(312,571,659)
Distributions to shareholders	(640,240,283)	(574,970,718)
Share transactions - net increase (decrease)	(199,067,212)	(210,578,783)
Total increase (decrease) in net assets	107,946,692	(1,098,121,160)
Net Assets
Beginning of period	5,625,937,233	6,724,058,393
End of period	$5,733,883,925	$5,625,937,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$13.53	$12.03	$11.85	$12.39
Income from Investment Operations
Net investment income (loss)A	.20	.19	.16	.15	.15
Net realized and unrealized gain (loss)	1.76	(.86)	1.58	.35	(.13)
Total from investment operations	1.96	(.67)	1.74	.50	.02
Distributions from net investment income	(.20)	(.18)	(.15)	(.15)	(.14)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(1.36)B	(1.18)	(.24)C	(.32)D	(.56)
Net asset value, end of period	$12.28	$11.68	$13.53	$12.03	$11.85
Total ReturnE,F	17.89%	(5.28)%	14.45%	4.31%	.06%
Ratios to Average Net AssetsG
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.68%	1.52%	1.21%	1.26%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$55	$64	$62	$64
Portfolio turnover rateH	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $1.153 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$13.48	$11.99	$11.82	$12.35
Income from Investment Operations
Net investment income (loss)A	.18	.17	.14	.13	.13
Net realized and unrealized gain (loss)	1.75	(.85)	1.57	.34	(.12)
Total from investment operations	1.93	(.68)	1.71	.47	.01
Distributions from net investment income	(.19)	(.16)	(.13)	(.13)	(.12)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(1.34)	(1.16)	(.22)B	(.30)C	(.54)
Net asset value, end of period	$12.23	$11.64	$13.48	$11.99	$11.82
Total ReturnD,E	17.69%	(5.38)%	14.24%	4.08%	(.02)%
Ratios to Average Net AssetsF
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.53%	1.37%	1.06%	1.11%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$103,031	$90,234	$100,867	$90,983	$83,447
Portfolio turnover rateG	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$13.52	$12.02	$11.85	$12.38
Income from Investment Operations
Net investment income (loss)A	.20	.19	.16	.15	.15
Net realized and unrealized gain (loss)	1.76	(.85)	1.58	.34	(.12)
Total from investment operations	1.96	(.66)	1.74	.49	.03
Distributions from net investment income	(.20)	(.18)	(.15)	(.15)	(.14)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)
Total distributions	(1.36)B	(1.18)	(.24)C	(.32)D	(.56)
Net asset value, end of period	$12.28	$11.68	$13.52	$12.02	$11.85
Total ReturnE,F	17.89%	(5.20)%	14.46%	4.22%	.14%
Ratios to Average Net AssetsG
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.68%	1.52%	1.21%	1.26%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,630,795	$5,535,648	$6,623,127	$6,179,579	$6,046,146
Portfolio turnover rateH	25%	80%	47%	40%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $1.153 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	34.6
Fidelity U.S. Bond Index Fund	25.4
Fidelity Overseas Fund	7.3
Fidelity Inflation-Protected Bond Index Fund	4.6
Fidelity Mega Cap Stock Fund	2.6
Fidelity Japan Fund	2.0
Fidelity Emerging Markets Fund	1.8
Fidelity Equity-Income Fund	1.7
Fidelity Contrafund	1.7
Fidelity Low-Priced Stock Fund	1.6
83.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	47.0%
International Equity Funds	20.4%
Bond Funds	31.9%
Short-Term Funds	0.6%
Short-Term Investments	0.1%

 * Futures - (4.9)%

VIP FundsManager® 60% Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 67.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,258,567	$10,483,867
Fidelity Contrafund (a)	7,367,678	101,010,860
Fidelity Emerging Asia Fund (a)	339,410	15,426,199
Fidelity Emerging Markets Discovery Fund (a)	1,720,666	24,898,042
Fidelity Emerging Markets Fund (a)	3,071,504	107,379,783
Fidelity Equity-Income Fund(a)	1,704,652	103,284,890
Fidelity Europe Fund (a)	1,335,932	48,427,545
Fidelity Global Commodity Stock Fund (a)	3,944,781	50,453,752
Fidelity Gold Portfolio (a)	3,638,200	88,699,305
Fidelity International Capital Appreciation Fund (a)	1,356,379	31,115,335
Fidelity International Discovery Fund (a)	1,262,214	57,317,131
Fidelity International Enhanced Index Fund (a)	9,421,300	91,386,612
Fidelity International Small Cap Fund (a)	1,867,617	52,461,360
Fidelity International Small Cap Opportunities Fund (a)	2,476,292	51,011,625
Fidelity International Value Fund (a)	8,415,175	70,182,558
Fidelity Japan Fund (a)	7,437,922	121,163,757
Fidelity Japan Smaller Companies Fund (a)	5,417,419	93,342,123
Fidelity Large Cap Value Enhanced Index Fund (a)	2,232,297	30,582,466
Fidelity Low-Priced Stock Fund (a)	1,872,773	93,713,561
Fidelity Mega Cap Stock Fund (a)	9,972,561	154,674,420
Fidelity Overseas Fund (a)	8,402,541	435,083,581
Fidelity Pacific Basin Fund (a)	791,628	27,334,913
Fidelity Real Estate Investment Portfolio(a)	1,276,801	57,366,688
Fidelity Stock Selector All Cap Fund (a)	43,141,014	2,066,454,563
Fidelity Value Discovery Fund (a)	1,609,611	48,739,032
TOTAL EQUITY FUNDS
(Cost $3,688,514,452)		4,031,993,968

Fixed-Income Funds - 31.9%
Fidelity Inflation-Protected Bond Index Fund (a)	27,279,186	274,974,190
Fidelity Long-Term Treasury Bond Index Fund (a)	4,151,153	58,531,253
Fidelity New Markets Income Fund (a)	3,656,667	55,105,964
Fidelity U.S. Bond Index Fund (a)	127,400,588	1,517,341,000
TOTAL FIXED-INCOME FUNDS
(Cost $1,809,088,653)		1,905,952,407

Money Market Funds - 0.6%
Fidelity Cash Central Fund 1.58% (b)	3,991,069	3,991,867
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72% (a)(c)	29,684,602	29,693,508
TOTAL MONEY MARKET FUNDS
(Cost $33,685,375)		33,685,375
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (d)
(Cost $7,966,775)	7,980,000	7,967,675
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,539,255,255)		5,979,599,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(175,273)
NET ASSETS - 100%		$5,979,424,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	808	March 2020	$130,536,440	$214,498	$214,498
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,097	March 2020	61,442,970	(1,612,099)	(1,612,099)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	474	March 2020	102,299,020	(318,684)	(318,684)
TOTAL FUTURES CONTRACTS					$(1,716,285)

The notional amount of futures purchased as a percentage of Net Assets is 4.9%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,967,675.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,203,104
Total	$1,203,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$10,674,785	$--	$616,406	$--	$(190,918)	$10,483,867
Fidelity Contrafund	88,050,901	9,150,249	16,715,526	4,138,315	(150,473)	20,675,709	101,010,860
Fidelity Diversified International Fund	98,972,374	6,733,400	119,222,278	--	29,886,847	(16,370,343)	--
Fidelity Emerging Asia Fund	4,715,904	9,780,914	1,208,691	890,628	47,604	2,090,468	15,426,199
Fidelity Emerging Markets Discovery Fund	8,278,973	15,811,047	2,093,392	258,787	(188,271)	3,089,685	24,898,042
Fidelity Emerging Markets Fund	20,794,682	83,055,968	15,798,040	1,807,478	344,414	18,982,759	107,379,783
Fidelity Equity-Income Fund	91,381,985	12,090,627	16,715,755	7,078,464	(963,761)	17,491,794	103,284,890
Fidelity Europe Fund	37,045,442	12,812,555	7,268,111	3,337,406	(201,433)	6,039,092	48,427,545
Fidelity Floating Rate High Income Fund	55,916,157	3,187,179	60,294,426	2,250,895	249,243	941,847	--
Fidelity Global Commodity Stock Fund	51,432,835	7,326,394	15,258,615	1,457,886	(528,106)	7,481,244	50,453,752
Fidelity Gold Portfolio	--	90,724,586	6,749,718	355,319	(372,224)	5,096,661	88,699,305
Fidelity Inflation-Protected Bond Index Fund	194,749,331	156,027,588	84,734,438	5,014,189	(1,735,127)	10,666,836	274,974,190
Fidelity International Capital Appreciation Fund	23,578,856	6,212,454	5,189,556	990,865	535,317	5,978,264	31,115,335
Fidelity International Discovery Fund	80,558,575	13,514,769	52,619,715	1,303,087	(7,107,126)	22,970,628	57,317,131
Fidelity International Enhanced Index Fund	76,793,458	20,555,766	17,019,985	2,662,145	(1,393,672)	12,451,045	91,386,612
Fidelity International Small Cap Fund	35,860,014	17,005,980	7,955,939	1,191,266	333,970	7,217,335	52,461,360
Fidelity International Small Cap Opportunities Fund	37,679,803	10,258,658	7,491,261	551,282	471,063	10,093,362	51,011,625
Fidelity International Value Fund	52,483,982	16,579,367	6,771,985	2,396,117	(560,386)	8,451,580	70,182,558
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	175,947,358	253,461,818	429,409,176	1,008,215	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 1.72%	82,786,699	59,927,564	113,039,888	1,762,442	19,164	(31)	29,693,508
Fidelity Japan Fund	108,255,908	3,626,311	15,146,256	1,418,994	17,943	24,409,851	121,163,757
Fidelity Japan Smaller Companies Fund	76,545,198	6,208,554	--	6,208,554	--	10,588,371	93,342,123
Fidelity Large Cap Value Enhanced Index Fund	27,193,093	2,318,472	4,155,749	995,493	(218,317)	5,444,967	30,582,466
Fidelity Long-Term Treasury Bond Index Fund	125,053,091	51,594,619	129,021,830	2,358,438	2,433,639	8,471,734	58,531,253
Fidelity Low-Priced Stock Fund	85,242,387	11,929,263	16,715,370	6,917,487	(1,421,826)	14,679,107	93,713,561
Fidelity Mega Cap Stock Fund	133,753,904	25,443,526	25,067,875	17,932,445	(2,505,115)	23,049,980	154,674,420
Fidelity New Markets Income Fund	25,913,953	31,902,632	4,965,070	2,606,596	(158,321)	2,412,770	55,105,964
Fidelity Overseas Fund	282,360,057	131,815,671	64,783,571	5,778,248	3,033,370	82,658,054	435,083,581
Fidelity Pacific Basin Fund	19,678,051	5,409,000	3,892,800	202,740	212,942	5,927,720	27,334,913
Fidelity Real Estate Investment Portfolio	15,596,157	42,429,873	3,169,872	3,595,773	25,066	2,485,464	57,366,688
Fidelity Stock Selector All Cap Fund	1,712,686,646	336,352,838	381,473,034	118,597,129	(9,855,367)	408,743,480	2,066,454,563
Fidelity U.S. Bond Index Fund	1,421,133,755	366,628,410	351,976,188	41,363,068	(48,109)	81,603,132	1,517,341,000
Fidelity Value Discovery Fund	44,633,718	3,895,871	8,355,868	1,395,176	(17,887)	8,583,198	48,739,032
	$5,295,073,247	$1,834,446,708	$1,994,279,978	$248,441,333	$10,185,061	$822,214,845	$5,967,639,883

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$4,031,993,968	$4,031,993,968	$--	$--
Fixed-Income Funds	1,905,952,407	1,905,952,407	--	--
Money Market Funds	33,685,375	33,685,375	--	--
Other Short-Term Investments	7,967,675	--	7,967,675	--
Total Investments in Securities:	$5,979,599,425	$5,971,631,750	$7,967,675	$--
Derivative Instruments:
Assets
Futures Contracts	$214,498	$214,498	$--	$--
Total Assets	$214,498	$214,498	$--	$--
Liabilities
Futures Contracts	$(1,930,783)	$(1,930,783)	$--	$--
Total Liabilities	$(1,930,783)	$(1,930,783)	$--	$--
Total Derivative Instruments:	$(1,716,285)	$(1,716,285)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$214,498	$(1,930,783)
Total Equity Risk	214,498	(1,930,783)
Total Value of Derivatives	$214,498	$(1,930,783)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,966,775)	$7,967,675
Fidelity Central Funds (cost $3,991,867)	3,991,867
Other affiliated issuers (cost $5,527,296,613)	5,967,639,883
Total Investment in Securities (cost $5,539,255,255)		$5,979,599,425
Receivable for investments sold		969,233
Receivable for fund shares sold		450,902
Distributions receivable from Fidelity Central Funds		5,094
Receivable for daily variation margin on futures contracts		896,067
Total assets		5,981,920,721
Liabilities
Payable to custodian bank	$20,000
Payable for investments purchased	249,311
Payable for fund shares redeemed	1,158,485
Distributions payable	12,337
Accrued management fee	983,100
Distribution and service plan fees payable	73,322
Other payables and accrued expenses	14
Total liabilities		2,496,569
Net Assets		$5,979,424,152
Net Assets consist of:
Paid in capital		$5,397,514,824
Total accumulated earnings (loss)		581,909,328
Net Assets		$5,979,424,152
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($9,950,552 ÷ 975,769 shares)		$10.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($594,140,226 ÷ 58,431,172 shares)		$10.17
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,375,333,374 ÷ 527,134,495 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$100,410,162
Interest		244,408
Income from Fidelity Central Funds		1,203,104
Total income		101,857,674
Expenses
Management fee	$14,072,003
Distribution and service plan fees	1,417,038
Independent trustees' fees and expenses	22,239
Total expenses before reductions	15,511,280
Expense reductions	(3,387,625)
Total expenses after reductions		12,123,655
Net investment income (loss)		89,734,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	10,185,061
Foreign currency transactions	48,757
Futures contracts	(23,581,283)
Capital gain distributions from underlying funds:
Affiliated issuers	148,031,170
Total net realized gain (loss)		134,683,705
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,152
Affiliated issuers	822,214,845
Assets and liabilities in foreign currencies	537
Futures contracts	(4,239,699)
Total change in net unrealized appreciation (depreciation)		817,976,835
Net gain (loss)		952,660,540
Net increase (decrease) in net assets resulting from operations		$1,042,394,559

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,734,019	$83,372,695
Net realized gain (loss)	134,683,705	921,185,123
Change in net unrealized appreciation (depreciation)	817,976,835	(1,366,248,645)
Net increase (decrease) in net assets resulting from operations	1,042,394,559	(361,690,827)
Distributions to shareholders	(972,784,748)	(782,439,317)
Share transactions - net increase (decrease)	599,160,748	123,840,689
Total increase (decrease) in net assets	668,770,559	(1,020,289,455)
Net Assets
Beginning of period	5,310,653,593	6,330,943,048
End of period	$5,979,424,152	$5,310,653,593

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$12.50	$11.03	$11.06	$11.97
Income from Investment Operations
Net investment income (loss)A	.16	.16	.13	.13	.13
Net realized and unrealized gain (loss)	1.71	(.87)	1.73	.36	(.07)
Total from investment operations	1.87	(.71)	1.86	.49	.06
Distributions from net investment income	(.15)	(.14)	(.13)	(.14)	(.13)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(1.89)	(1.57)B	(.39)C	(.52)	(.97)
Net asset value, end of period	$10.20	$10.22	$12.50	$11.03	$11.06
Total ReturnD,E	20.49%	(6.44)%	16.99%	4.79%	.41%
Ratios to Average Net AssetsF
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.61%	1.40%	1.11%	1.19%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$9,951	$50	$61	$59	$60
Portfolio turnover rateG	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.57 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$12.47	$11.01	$11.04	$11.95
Income from Investment Operations
Net investment income (loss)A	.14	.14	.11	.11	.11
Net realized and unrealized gain (loss)	1.71	(.86)	1.72	.36	(.07)
Total from investment operations	1.85	(.72)	1.83	.47	.04
Distributions from net investment income	(.14)	(.13)	(.12)	(.12)	(.11)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(1.88)	(1.55)	(.37)	(.50)	(.95)
Net asset value, end of period	$10.17	$10.20	$12.47	$11.01	$11.04
Total ReturnB,C	20.25%	(6.51)%	16.76%	4.65%	.27%
Ratios to Average Net AssetsD
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.46%	1.25%	.96%	1.04%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$594,140	$533,024	$585,346	$507,162	$497,768
Portfolio turnover rateE	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$12.50	$11.03	$11.06	$11.97
Income from Investment Operations
Net investment income (loss)A	.16	.16	.13	.13	.13
Net realized and unrealized gain (loss)	1.71	(.87)	1.73	.36	(.07)
Total from investment operations	1.87	(.71)	1.86	.49	.06
Distributions from net investment income	(.15)	(.14)	(.13)	(.14)	(.13)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)
Total distributions	(1.89)	(1.57)B	(.39)C	(.52)	(.97)
Net asset value, end of period	$10.20	$10.22	$12.50	$11.03	$11.06
Total ReturnD,E	20.49%	(6.44)%	16.99%	4.79%	.41%
Ratios to Average Net AssetsF
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.61%	1.40%	1.11%	1.19%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,375,333	$4,777,580	$5,745,537	$5,874,515	$6,378,497
Portfolio turnover rateG	33%	91%	47%	35%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.157 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	40.4
Fidelity U.S. Bond Index Fund	15.5
Fidelity Overseas Fund	8.6
Fidelity Inflation-Protected Bond Index Fund	4.4
Fidelity Mega Cap Stock Fund	2.9
Fidelity Japan Fund	2.2
Fidelity Equity-Income Fund	1.9
Fidelity Contrafund	1.9
Fidelity Low-Priced Stock Fund	1.8
Fidelity International Enhanced Index Fund	1.7
81.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	54.1%
International Equity Funds	23.3%
Bond Funds	21.8%
Short-Term Funds	0.7%
Short-Term Investments	0.1%

 * Futures - (4.9)%

VIP FundsManager® 70% Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 77.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	346,021	$2,882,353
Fidelity Contrafund (a)	2,302,254	31,563,908
Fidelity Emerging Asia Fund (a)	111,248	5,056,221
Fidelity Emerging Markets Discovery Fund (a)	567,022	8,204,814
Fidelity Emerging Markets Fund (a)	776,030	27,130,006
Fidelity Equity-Income Fund (a)	532,427	32,259,723
Fidelity Europe Fund (a)	422,794	15,326,274
Fidelity Global Commodity Stock Fund (a)	1,090,720	13,950,313
Fidelity Gold Portfolio (a)	1,007,180	24,555,059
Fidelity International Capital Appreciation Fund (a)	429,860	9,860,978
Fidelity International Discovery Fund (a)	534,976	24,293,262
Fidelity International Enhanced Index Fund (a)	2,915,845	28,283,699
Fidelity International Small Cap Fund (a)	598,401	16,809,087
Fidelity International Small Cap Opportunities Fund (a)	794,457	16,365,812
Fidelity International Value Fund (a)	2,653,823	22,132,884
Fidelity Japan Fund (a)	2,231,905	36,357,727
Fidelity Japan Smaller Companies Fund (a)	1,524,215	26,262,226
Fidelity Large Cap Value Enhanced Index Fund (a)	916,082	12,550,326
Fidelity Low-Priced Stock Fund (a)	589,250	29,486,047
Fidelity Mega Cap Stock Fund (a)	3,118,528	48,368,365
Fidelity Overseas Fund (a)	2,774,735	143,675,789
Fidelity Pacific Basin Fund (a)	250,627	8,654,152
Fidelity Real Estate Investment Portfolio (a)	351,811	15,806,856
Fidelity Stock Selector All Cap Fund (a)	14,029,117	671,994,691
Fidelity Value Discovery Fund (a)	507,038	15,353,100
TOTAL EQUITY FUNDS
(Cost $1,185,439,901)		1,287,183,672

Fixed-Income Funds - 21.8%
Fidelity Inflation-Protected Bond Index Fund (a)	7,304,886	73,633,252
Fidelity Long-Term Treasury Bond Index Fund (a)	1,147,159	16,174,948
Fidelity New Markets Income Fund (a)	1,003,033	15,115,710
Fidelity U.S. Bond Index Fund (a)	21,550,115	256,661,866
TOTAL FIXED-INCOME FUNDS
(Cost $342,615,364)		361,585,776

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.58% (b)
(Cost $11,927,025)	11,924,640	11,927,025
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (c)
(Cost $2,346,304)	2,350,000	2,346,540
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,542,328,594)		1,663,043,013
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,835)
NET ASSETS - 100%		$1,663,015,178

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	203	March 2020	$32,795,665	$41,001	$41,001
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	306	March 2020	17,139,060	(449,683)	(449,683)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	146	March 2020	31,509,825	(98,160)	(98,160)
TOTAL FUTURES CONTRACTS					$(506,842)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,346,540.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$297,567
Total	$297,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$2,934,798	$--	$169,470	$--	$(52,445)	$2,882,353
Fidelity Contrafund	26,176,473	4,839,066	5,713,270	1,281,809	9,693	6,251,946	31,563,908
Fidelity Diversified International Fund	30,278,992	2,897,223	37,454,064	--	1,672,296	2,605,553	--
Fidelity Emerging Asia Fund	1,661,240	3,329,439	637,029	291,937	28,386	674,185	5,056,221
Fidelity Emerging Markets Discovery Fund	2,953,842	5,402,970	1,117,828	85,192	(73,883)	1,039,713	8,204,814
Fidelity Emerging Markets Fund	7,398,374	28,375,730	15,136,188	638,520	1,198,531	5,293,559	27,130,006
Fidelity Equity-Income Fund	27,184,323	5,756,420	5,713,422	2,199,013	(167,154)	5,199,556	32,259,723
Fidelity Europe Fund	11,358,592	4,713,577	2,582,149	1,056,254	(87,004)	1,923,258	15,326,274
Fidelity Floating Rate High Income Fund	14,682,106	1,974,297	16,963,560	610,625	55,468	251,689	--
Fidelity Global Commodity Stock Fund	13,463,284	3,254,881	4,621,288	403,114	(130,317)	1,983,753	13,950,313
Fidelity Gold Portfolio	--	28,040,867	4,692,978	98,220	(199,721)	1,406,891	24,555,059
Fidelity Inflation-Protected Bond Index Fund	48,838,691	51,367,189	28,743,252	1,332,792	(463,996)	2,634,620	73,633,252
Fidelity International Capital Appreciation Fund	7,157,990	2,232,876	1,600,638	314,031	29,207	2,041,543	9,860,978
Fidelity International Discovery Fund	24,640,244	5,379,985	11,270,373	552,280	(1,231,568)	6,774,974	24,293,262
Fidelity International Enhanced Index Fund	23,459,518	7,902,115	6,513,917	822,181	(427,729)	3,863,712	28,283,699
Fidelity International Small Cap Fund	11,013,386	6,219,833	2,830,178	381,702	42,267	2,363,779	16,809,087
Fidelity International Small Cap Opportunities Fund	11,260,626	4,393,114	2,663,792	176,865	116,877	3,258,987	16,365,812
Fidelity International Value Fund	16,168,659	6,081,386	2,611,771	755,652	(171,985)	2,666,595	22,132,884
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	48,850,295	71,099,689	119,949,984	277,438	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Class I 1.68%	21,330,108	4,536,039	25,869,837	355,688	3,705	(15)	--
Fidelity Japan Fund	29,310,956	2,923,042	2,930,806	425,784	71,441	6,983,094	36,357,727
Fidelity Japan Smaller Companies Fund	21,536,336	1,746,804	--	1,746,805	--	2,979,086	26,262,226
Fidelity Large Cap Value Enhanced Index Fund	10,913,775	1,945,276	2,425,528	407,842	(82,532)	2,199,335	12,550,326
Fidelity Long-Term Treasury Bond Index Fund	30,463,870	16,005,970	33,272,750	627,603	1,001,095	1,976,763	16,174,948
Fidelity Low-Priced Stock Fund	25,432,068	5,723,990	5,712,684	2,167,320	(306,958)	4,349,631	29,486,047
Fidelity Mega Cap Stock Fund	39,804,444	10,936,120	8,568,304	5,606,731	(571,983)	6,768,088	48,368,365
Fidelity New Markets Income Fund	6,865,297	9,482,510	1,831,751	706,148	(73,428)	673,082	15,115,710
Fidelity Overseas Fund	97,318,194	40,596,952	22,923,350	1,908,163	712,003	27,971,990	143,675,789
Fidelity Pacific Basin Fund	6,006,789	2,087,432	1,391,249	64,188	13,641	1,937,539	8,654,152
Fidelity Real Estate Investment Portfolio	4,724,873	11,917,764	1,515,692	986,816	(16,930)	696,841	15,806,856
Fidelity Stock Selector All Cap Fund	520,639,968	153,768,817	127,361,754	38,520,978	(1,171,244)	126,118,904	671,994,691
Fidelity U.S. Bond Index Fund	224,860,498	104,592,033	86,629,167	7,034,153	128,845	13,709,657	256,661,866
Fidelity Value Discovery Fund	13,361,982	2,211,949	2,855,851	438,739	(18,936)	2,653,956	15,353,100
	$1,379,115,793	$614,670,153	$594,104,404	$72,444,053	$(111,913)	$249,199,819	$1,648,769,448

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,287,183,672	$1,287,183,672	$--	$--
Fixed-Income Funds	361,585,776	361,585,776	--	--
Money Market Funds	11,927,025	11,927,025	--	--
Other Short-Term Investments	2,346,540	--	2,346,540	--
Total Investments in Securities:	$1,663,043,013	$1,660,696,473	$2,346,540	$--
Derivative Instruments:
Assets
Futures Contracts	$41,001	$41,001	$--	$--
Total Assets	$41,001	$41,001	$--	$--
Liabilities
Futures Contracts	$(547,843)	$(547,843)	$--	$--
Total Liabilities	$(547,843)	$(547,843)	$--	$--
Total Derivative Instruments:	$(506,842)	$(506,842)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$41,001	$(547,843)
Total Equity Risk	41,001	(547,843)
Total Value of Derivatives	$41,001	$(547,843)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,346,304)	$2,346,540
Fidelity Central Funds (cost $11,927,025)	11,927,025
Other affiliated issuers (cost $1,528,055,265)	1,648,769,448
Total Investment in Securities (cost $1,542,328,594)		$1,663,043,013
Receivable for investments sold		41,435
Receivable for fund shares sold		1,620,755
Distributions receivable from Fidelity Central Funds		2,301
Receivable for daily variation margin on futures contracts		249,293
Total assets		1,664,956,797
Liabilities
Payable for investments purchased	$1,617,296
Payable for fund shares redeemed	44,894
Accrued management fee	272,406
Distribution and service plan fees payable	7,023
Total liabilities		1,941,619
Net Assets		$1,663,015,178
Net Assets consist of:
Paid in capital		$1,501,009,270
Total accumulated earnings (loss)		162,005,908
Net Assets		$1,663,015,178
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($66,648 ÷ 5,388 shares)		$12.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($57,128,883 ÷ 4,639,562 shares)		$12.31
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,605,819,647 ÷ 129,846,825 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$25,320,148
Interest		68,627
Income from Fidelity Central Funds		297,567
Total income		25,686,342
Expenses
Management fee	$3,835,468
Distribution and service plan fees	131,377
Independent trustees' fees and expenses	6,023
Total expenses before reductions	3,972,868
Expense reductions	(820,897)
Total expenses after reductions		3,151,971
Net investment income (loss)		22,534,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,967
Affiliated issuers	(111,913)
Foreign currency transactions	13,312
Futures contracts	(8,015,744)
Capital gain distributions from underlying funds:
Affiliated issuers	47,123,905
Total net realized gain (loss)		39,151,527
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	305
Affiliated issuers	249,199,819
Assets and liabilities in foreign currencies	165
Futures contracts	(1,084,767)
Total change in net unrealized appreciation (depreciation)		248,115,522
Net gain (loss)		287,267,049
Net increase (decrease) in net assets resulting from operations		$309,801,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,534,371	$19,056,534
Net realized gain (loss)	39,151,527	198,220,566
Change in net unrealized appreciation (depreciation)	248,115,522	(330,497,032)
Net increase (decrease) in net assets resulting from operations	309,801,420	(113,219,932)
Distributions to shareholders	(209,986,205)	(146,548,936)
Share transactions - net increase (decrease)	181,654,878	166,190,308
Total increase (decrease) in net assets	281,470,093	(93,578,560)
Net Assets
Beginning of period	1,381,545,085	1,475,123,645
End of period	$1,663,015,178	$1,381,545,085

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.04	$11.97	$12.05	$12.40
Income from Investment Operations
Net investment income (loss)A	.17	.17	.13	.13	.12
Net realized and unrealized gain (loss)	2.26	(1.13)	2.16	.41	(.06)
Total from investment operations	2.43	(.96)	2.29	.54	.06
Distributions from net investment income	(.16)	(.13)	(.12)	(.13)	(.12)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(1.77)	(1.37)	(.22)B	(.62)	(.41)
Net asset value, end of period	$12.37	$11.71	$14.04	$11.97	$12.05
Total ReturnC,D	22.65%	(7.50)%	19.11%	5.04%	.41%
Ratios to Average Net AssetsE
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.47%	1.27%	1.01%	1.11%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$63	$76	$71	$72
Portfolio turnover rateF	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$13.99	$11.93	$12.02	$12.37
Income from Investment Operations
Net investment income (loss)A	.15	.15	.11	.11	.10
Net realized and unrealized gain (loss)	2.25	(1.12)	2.15	.41	(.06)
Total from investment operations	2.40	(.97)	2.26	.52	.04
Distributions from net investment income	(.15)	(.11)	(.10)	(.12)	(.10)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(1.76)	(1.35)	(.20)B	(.61)	(.39)
Net asset value, end of period	$12.31	$11.67	$13.99	$11.93	$12.02
Total ReturnC,D	22.39%	(7.60)%	18.94%	4.86%	.29%
Ratios to Average Net AssetsE
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.32%	1.13%	.86%	.96%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$57,129	$46,406	$48,977	$38,443	$12,028
Portfolio turnover rateF	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.094 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.04	$11.96	$12.05	$12.39
Income from Investment Operations
Net investment income (loss)A	.17	.17	.13	.13	.12
Net realized and unrealized gain (loss)	2.26	(1.13)	2.17	.40	(.05)
Total from investment operations	2.43	(.96)	2.30	.53	.07
Distributions from net investment income	(.16)	(.13)	(.12)	(.13)	(.12)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)
Total distributions	(1.77)	(1.37)	(.22)B	(.62)	(.41)
Net asset value, end of period	$12.37	$11.71	$14.04	$11.96	$12.05
Total ReturnC,D	22.66%	(7.49)%	19.21%	4.96%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.47%	1.28%	1.01%	1.11%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,605,820	$1,335,076	$1,426,071	$1,138,172	$1,096,702
Portfolio turnover rateF	39%	98%	57%	45%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of December 31, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	48.5
Fidelity Overseas Fund	10.5
Fidelity U.S. Bond Index Fund	5.5
Fidelity Mega Cap Stock Fund	3.3
Fidelity Equity-Income Fund	2.2
Fidelity Contrafund	2.2
Fidelity International Enhanced Index Fund	2.2
Fidelity International Discovery Fund	2.1
Fidelity Low-Priced Stock Fund	2.0
Fidelity Japan Smaller Companies Fund	1.9
80.4

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	63.9%
International Equity Funds	26.6%
Bond Funds	7.7%
Short-Term Funds	1.6%
Short-Term Investments	0.2%

 * Futures - (2.8)%

VIP FundsManager® 85% Portfolio

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 90.5%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	122,729	$1,022,335
Fidelity Contrafund (a)	934,866	12,817,014
Fidelity Emerging Asia Fund (a)	40,393	1,835,875
Fidelity Emerging Markets Discovery Fund (a)	141,586	2,048,755
Fidelity Emerging Markets Fund (a)	278,599	9,739,835
Fidelity Equity-Income Fund (a)	216,766	13,133,858
Fidelity Europe Fund (a)	178,506	6,470,857
Fidelity Global Commodity Stock Fund (a)	283,367	3,624,269
Fidelity Gold Portfolio (a)	374,134	9,121,384
Fidelity International Capital Appreciation Fund (a)	181,679	4,167,722
Fidelity International Discovery Fund (a)	272,681	12,382,452
Fidelity International Enhanced Index Fund (a)	1,310,069	12,707,672
Fidelity International Small Cap Fund (a)	237,682	6,676,483
Fidelity International Small Cap Opportunities Fund (a)	315,075	6,490,555
Fidelity International Value Fund (a)	1,178,276	9,826,822
Fidelity Japan Fund (a)	451,362	7,352,688
Fidelity Japan Smaller Companies Fund (a)	661,640	11,400,061
Fidelity Large Cap Value Enhanced Index Fund (a)	586,650	8,037,110
Fidelity Low-Priced Stock Fund (a)	238,310	11,925,022
Fidelity Mega Cap Stock Fund (a)	1,266,425	19,642,259
Fidelity Overseas Fund (a)	1,200,669	62,170,629
Fidelity Pacific Basin Fund (a)	105,674	3,648,910
Fidelity Real Estate Investment Portfolio (a)	116,413	5,230,414
Fidelity Stock Selector All Cap Fund (a)	5,973,175	286,115,059
Fidelity Value Discovery Fund (a)	204,714	6,198,738
TOTAL EQUITY FUNDS
(Cost $494,621,050)		533,786,778

Fixed-Income Funds - 7.7%
Fidelity Inflation-Protected Bond Index Fund (a)	433,002	4,364,655
Fidelity Long-Term Treasury Bond Index Fund (a)	596,162	8,405,881
Fidelity U.S. Bond Index Fund (a)	2,738,985	32,621,317
TOTAL FIXED-INCOME FUNDS
(Cost $42,285,151)		45,391,853

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.58% (b)
(Cost $9,529,138)	9,527,292	9,529,198
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 3/19/20 (c)
(Cost $1,108,711)	1,110,000	1,108,851
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $547,544,050)		589,816,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		37,155
NET ASSETS - 100%		$589,853,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	March 2020	$7,108,420	$(10,021)	$(10,021)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	44	March 2020	9,496,112	(29,583)	(29,583)
TOTAL FUTURES CONTRACTS					$(39,604)

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $433,219.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,581
Total	$119,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$1,040,952	$--	$60,109	$--	$(18,617)	$1,022,335
Fidelity Contrafund	10,911,353	1,365,013	2,055,688	522,996	7,585	2,588,751	12,817,014
Fidelity Diversified International Fund	13,422,645	1,483,607	16,765,202	--	542,841	1,316,109	--
Fidelity Emerging Asia Fund	802,584	952,766	148,231	105,917	249	228,507	1,835,875
Fidelity Emerging Markets Discovery Fund	609,850	1,504,539	260,963	21,256	(13,854)	209,183	2,048,755
Fidelity Emerging Markets Fund	1,039,125	8,755,044	1,212,104	163,789	53,845	1,103,925	9,739,835
Fidelity Equity-Income Fund	11,348,316	1,743,574	2,055,871	901,373	(63,638)	2,161,477	13,133,858
Fidelity Europe Fund	5,316,539	2,069,743	1,719,739	445,349	(69,482)	873,796	6,470,857
Fidelity Floating Rate High Income Fund	5,385,696	448,033	5,947,344	221,317	(53,773)	167,388	--
Fidelity Global Commodity Stock Fund	4,842,808	891,023	2,746,764	104,577	(77,479)	714,681	3,624,269
Fidelity Gold Portfolio	--	11,464,960	2,783,898	36,482	(88,390)	528,712	9,121,384
Fidelity Inflation-Protected Bond Index Fund	15,483,207	15,181,798	27,162,228	122,765	472,699	389,179	4,364,655
Fidelity International Capital Appreciation Fund	3,180,337	1,131,970	1,032,030	132,554	2,684	884,761	4,167,722
Fidelity International Discovery Fund	10,872,288	2,383,146	3,431,022	281,322	(352,449)	2,910,489	12,382,452
Fidelity International Enhanced Index Fund	10,296,585	4,224,169	3,304,902	369,391	(180,597)	1,672,417	12,707,672
Fidelity International Small Cap Fund	4,942,145	2,139,169	1,387,357	151,396	(5,889)	988,415	6,676,483
Fidelity International Small Cap Opportunities Fund	4,959,991	1,477,101	1,312,655	70,049	40,620	1,325,498	6,490,555
Fidelity International Value Fund	7,036,441	2,652,549	945,374	335,090	(39,694)	1,122,900	9,826,822
Fidelity Investments Money Market Government Portfolio Institutional Class 1.53%	166,257	11,657,237	11,823,494	32,836	--	--	--
Fidelity Japan Fund	14,509,068	2,355,172	11,115,217	85,993	(379,055)	1,982,720	7,352,688
Fidelity Japan Smaller Companies Fund	9,348,619	758,263	--	758,263	--	1,293,179	11,400,061
Fidelity Large Cap Value Enhanced Index Fund	7,155,153	757,860	1,256,786	261,165	(48,724)	1,429,607	8,037,110
Fidelity Long-Term Treasury Bond Index Fund	10,936,994	8,022,016	11,564,491	234,759	358,104	653,258	8,405,881
Fidelity Low-Priced Stock Fund	10,584,251	1,739,524	2,055,691	897,503	(120,150)	1,777,088	11,925,022
Fidelity Mega Cap Stock Fund	16,584,723	3,561,922	3,079,927	2,304,826	(252,263)	2,827,804	19,642,259
Fidelity New Markets Income Fund	--	2,771,141	2,810,316	110,875	39,175	--	--
Fidelity Overseas Fund	42,739,512	18,880,874	11,991,949	824,688	280,408	12,261,784	62,170,629
Fidelity Pacific Basin Fund	2,802,500	901,251	885,864	27,029	(84,351)	915,374	3,648,910
Fidelity Real Estate Investment Portfolio	2,044,945	3,670,495	762,094	339,398	(1,442)	278,510	5,230,414
Fidelity Stock Selector All Cap Fund	228,842,766	61,430,087	58,047,386	16,422,886	(1,207,369)	55,096,961	286,115,059
Fidelity U.S. Bond Index Fund	27,100,800	28,736,708	25,403,474	1,039,264	354,154	1,833,129	32,621,317
Fidelity Value Discovery Fund	5,545,150	594,637	1,026,344	178,854	(221)	1,085,516	6,198,738
	$488,810,648	$206,746,343	$216,094,405	$27,564,071	$(886,456)	$100,602,501	$579,178,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$533,786,778	$533,786,778	$--	$--
Fixed-Income Funds	45,391,853	45,391,853	--	--
Money Market Funds	9,529,198	9,529,198	--	--
Other Short-Term Investments	1,108,851	--	1,108,851	--
Total Investments in Securities:	$589,816,680	$588,707,829	$1,108,851	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(39,604)	$(39,604)	$--	$--
Total Liabilities	$(39,604)	$(39,604)	$--	$--
Total Derivative Instruments:	$(39,604)	$(39,604)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(39,604)
Total Equity Risk	0	(39,604)
Total Value of Derivatives	$0	$(39,604)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,108,711)	$1,108,851
Fidelity Central Funds (cost $9,529,138)	9,529,198
Other affiliated issuers (cost $536,906,201)	579,178,631
Total Investment in Securities (cost $547,544,050)		$589,816,680
Receivable for investments sold		29,547
Receivable for fund shares sold		158,391
Distributions receivable from Fidelity Central Funds		12,437
Receivable for daily variation margin on futures contracts		126,111
Total assets		590,143,166
Liabilities
Payable for investments purchased	$159,452
Payable for fund shares redeemed	28,486
Accrued management fee	96,387
Distribution and service plan fees payable	5,006
Total liabilities		289,331
Net Assets		$589,853,835
Net Assets consist of:
Paid in capital		$528,192,723
Total accumulated earnings (loss)		61,661,112
Net Assets		$589,853,835
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($37 ÷ 3.02 shares)		$12.25
Service Class 2:
Net Asset Value, offering price and redemption price per share ($40,928,417 ÷ 3,355,204.5 shares)		$12.20
Investor Class:
Net Asset Value, offering price and redemption price per share ($548,925,381 ÷ 44,693,319.7 shares)		$12.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Affiliated issuers		$8,102,124
Interest		23,083
Income from Fidelity Central Funds		119,581
Total income		8,244,788
Expenses
Management fee	$1,364,498
Distribution and service plan fees	91,367
Independent trustees' fees and expenses	2,145
Total expenses before reductions	1,458,010
Expense reductions	(310,252)
Total expenses after reductions		1,147,758
Net investment income (loss)		7,097,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(886,456)
Foreign currency transactions	4,486
Futures contracts	7,778
Capital gain distributions from underlying funds:
Affiliated issuers	19,461,947
Total net realized gain (loss)		18,587,755
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	157
Fidelity Central Funds	1
Other affiliated issuers	100,602,501
Assets and liabilities in foreign currencies	50
Futures contracts	(463,209)
Total change in net unrealized appreciation (depreciation)		100,139,500
Net gain (loss)		118,727,255
Net increase (decrease) in net assets resulting from operations		$125,824,285

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,097,030	$5,899,104
Net realized gain (loss)	18,587,755	85,617,915
Change in net unrealized appreciation (depreciation)	100,139,500	(140,747,923)
Net increase (decrease) in net assets resulting from operations	125,824,285	(49,230,904)
Distributions to shareholders	(89,622,619)	(56,714,400)
Share transactions - net increase (decrease)	62,742,150	70,482,604
Total increase (decrease) in net assets	98,943,816	(35,462,700)
Net Assets
Beginning of period	490,910,019	526,372,719
End of period	$589,853,835	$490,910,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$14.30	$11.81	$11.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.15	.15	.11	.11	.09
Net realized and unrealized gain (loss)	2.58	(1.29)	2.61	.48	(.03)
Total from investment operations	2.73	(1.14)	2.72	.59	.06
Distributions from net investment income	(.14)	(.10)	(.10)	(.11)	(.16)B
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)B
Total distributions	(2.13)	(1.51)	(.23)	(.65)	(.65)
Net asset value, end of period	$12.25	$11.65	$14.30	$11.81	$11.87
Total ReturnC,D	26.05%	(8.90)%	23.05%	5.66%	.39%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.33%F	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%	.17%F	.20%	.20%	.20%
Expenses net of all reductions	.20%	.17%F	.20%	.20%	.20%
Net investment income (loss)	1.26%	1.11%	.81%	.96%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$2	$8	$8
Portfolio turnover rateG	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuations of net assets and expense amounts may cause ratios to differ from contractual rates.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$14.24	$11.76	$11.83	$12.41
Income from Investment Operations
Net investment income (loss)A	.13	.12	.09	.09	.07
Net realized and unrealized gain (loss)	2.60	(1.28)	2.60	.47	(.01)
Total from investment operations	2.73	(1.16)	2.69	.56	.06
Distributions from net investment income	(.13)	(.09)	(.08)	(.09)	(.15)B
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)B
Total distributions	(2.12)	(1.49)C	(.21)	(.63)	(.64)
Net asset value, end of period	$12.20	$11.59	$14.24	$11.76	$11.83
Total ReturnD,E	26.14%	(9.08)%	22.90%	5.47%	.35%
Ratios to Average Net AssetsF
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.16%	.93%	.66%	.81%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$40,928	$31,555	$33,540	$24,790	$10,346
Portfolio turnover rateG	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.409 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$14.31	$11.81	$11.87	$12.46
Income from Investment Operations
Net investment income (loss)A	.15	.14	.11	.11	.09
Net realized and unrealized gain (loss)	2.60	(1.28)	2.62	.48	(.03)
Total from investment operations	2.75	(1.14)	2.73	.59	.06
Distributions from net investment income	(.14)	(.10)	(.10)	(.11)	(.16)B
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)B
Total distributions	(2.13)	(1.51)	(.23)	(.65)	(.65)
Net asset value, end of period	$12.28	$11.66	$14.31	$11.81	$11.87
Total ReturnC,D	26.21%	(8.89)%	23.13%	5.66%	.39%
Ratios to Average Net AssetsE
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.31%	1.08%	.81%	.96%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$548,925	$459,354	$492,831	$407,244	$399,068
Portfolio turnover rateF	38%	116%	70%	59%	67%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$786,431,516	$36,405,996	$(1,799,093)	$34,606,903
VIP FundsManager 50% Portfolio	5,381,635,359	380,469,804	(28,273,744)	352,196,060
VIP FundsManager 60% Portfolio	5,552,496,321	460,757,480	(33,973,060)	426,784,420
VIP FundsManager 70% Portfolio	1,545,095,423	128,402,184	(10,552,754)	117,849,430
VIP FundsManager 85% Portfolio	549,302,226	44,742,486	(4,257,615)	40,484,871

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
VIP FundsManager 20% Portfolio	$2,321,040	$2,663,887	$34,606,914
VIP FundsManager 50% Portfolio	26,666,360	99,892,669	352,196,460
VIP FundsManager 60% Portfolio	30,700,143	124,424,231	426,784,957
VIP FundsManager 70% Portfolio	9,323,341	34,832,971	117,849,595
VIP FundsManager 85% Portfolio	3,508,181	17,668,009	40,484,921

The tax character of distributions paid was as follows:

December 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$16,052,961	$27,852,506	$43,905,467
VIP FundsManager 50% Portfolio	103,646,449	536,593,834	640,240,283
VIP FundsManager 60% Portfolio	96,000,914	876,783,834	972,784,748
VIP FundsManager 70% Portfolio	23,875,594	186,110,611	209,986,205
VIP FundsManager 85% Portfolio	7,482,007	82,140,612	89,622,619

December 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
VIP FundsManager 20% Portfolio	$18,418,143	$27,817,855	$46,235,998
VIP FundsManager 50% Portfolio	153,079,849	421,890,869	574,970,718
VIP FundsManager 60% Portfolio	136,267,099	646,172,218	782,439,317
VIP FundsManager 70% Portfolio	34,974,259	111,574,677	146,548,936
VIP FundsManager 85% Portfolio	12,602,923	44,111,477	56,714,400

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	235,133,375	267,461,184
VIP FundsManager 50% Portfolio	1,399,664,303	2,095,538,620
VIP FundsManager 60% Portfolio	1,834,446,708	1,994,279,978
VIP FundsManager 70% Portfolio	614,670,153	594,104,404
VIP FundsManager 85% Portfolio	206,746,343	216,094,405

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2021.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$56	$22,284	$22,340
VIP FundsManager 50% Portfolio	56	241,827	241,883
VIP FundsManager 60% Portfolio	3,262	1,413,776	1,417,038
VIP FundsManager 70% Portfolio	63	131,314	131,377
VIP FundsManager 85% Portfolio	–	91,367	91,367

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
VIP FundsManager 50% Portfolio	$22,029
VIP FundsManager 60% Portfolio	1,695
VIP FundsManager 70% Portfolio	141,948

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Consumer Discretionary Portfolio, Fidelity Consumer Staples Portfolio, Fidelity Energy Portfolio, Fidelity Financial Services Portfolio, Fidelity Health Care Portfolio, Fidelity Industrials Portfolio, Fidelity Materials Portfolio, Fidelity Real Estate Investment Portfolio, Fidelity Technology Portfolio, Fidelity Telecommunications Portfolio and Fidelity Utilities Portfolio (selected Underlying Funds) for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund (selected Affiliated Central Funds) which are affiliated investment companies managed by FMR. In addition, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in the selected Affiliated Central Funds for investments and non-taxable exchanges of those investments for shares of Fidelity Stock Selector All Cap. The Funds had net realized gains on the redemptions of the selected Underlying Funds and Affiliated Central Funds.

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds and Affiliated Central Funds
VIP FundsManager 20% Portfolio	$147,071,445	$12,809,582
VIP FundsManager 50% Portfolio	3,091,857,292	289,073,621
VIP FundsManager 60% Portfolio	3,568,089,514	562,952,084
VIP FundsManager 70% Portfolio	993,477,105	101,761,955
VIP FundsManager 85% Portfolio	453,153,954	45,157,797

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2021. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$381,703
VIP FundsManager 50% Portfolio	2,875,589
VIP FundsManager 60% Portfolio	2,818,849
VIP FundsManager 70% Portfolio	768,297
VIP FundsManager 85% Portfolio	273,329

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$56
Service Class 2	8,914
VIP FundsManager 50% Portfolio
Service Class	56
Service Class 2	96,731
VIP FundsManager 60% Portfolio
Service Class	3,262
Service Class 2	565,511
VIP FundsManager 70% Portfolio
Service Class	63
Service Class 2	52,526
VIP FundsManager 85% Portfolio
Service Class	–
Service Class 2	36,547

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$172
VIP FundsManager 50% Portfolio	1,086
VIP FundsManager 60% Portfolio	3
VIP FundsManager 70% Portfolio	11
VIP FundsManager 85% Portfolio	376

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$3,296	$3,503
Service Class 2	488,943	502,761
Investor Class	43,413,228	45,729,734
Total	$43,905,467	$46,235,998
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$6,403	$5,597
Service Class 2	10,344,271	8,613,442
Investor Class	629,889,609	566,351,679
Total	$640,240,283	$574,970,718
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$127,381	$7,614
Service Class 2	96,838,260	73,545,828
Investor Class	875,819,107	708,885,875
Total	$972,784,748	$782,439,317
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$9,527	$7,360
Service Class 2	7,049,223	4,845,803
Investor Class	202,927,455	141,695,773
Total	$209,986,205	$146,548,936
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$32	$189
Service Class 2	5,887,188	3,582,347
Investor Class	83,735,399	53,131,864
Total	$89,622,619	$56,714,400

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
VIP FundsManager 20% Portfolio
Service Class
Shares sold	488	334	$5,362	$3,729
Reinvestment of distributions	8	6	85	68
Shares redeemed	(475)	(316)(a)	(5,200)	(3,544)(a)
Net increase (decrease)	21	24	$247	$253
Service Class 2
Shares sold	135,277	138,319	$1,471,009	$1,564,823
Reinvestment of distributions	45,557	46,031	488,943	502,761
Shares redeemed	(148,943)	(117,406)(a)	(1,635,546)	(1,316,347))(a)
Net increase (decrease)	31,891	66,944	$324,406	$751,237
Investor Class
Shares sold	7,333,333	3,903,632	$80,852,963	$43,753,843
Reinvestment of distributions	4,030,427	4,181,062	43,413,228	45,729,734
Shares redeemed	(5,729,496)	(7,963,696)(a)	(62,457,985)	(88,856,329)(a)
Net increase (decrease)	5,634,264	120,998	$61,808,206	$627,248
VIP FundsManager 50% Portfolio
Service Class
Shares sold	46	56	$522	$720
Reinvestment of distributions	6	6	65	77
Shares redeemed	(54)	(74)(a)	(638)	(944)(a)
Net increase (decrease)	(2)	(12)	$(51)	$(147)
Service Class 2
Shares sold	1,236,912	1,211,481	$14,480,294	$15,423,342
Reinvestment of distributions	916,624	698,544	10,344,271	8,613,442
Shares redeemed	(1,485,227)	(1,638,938)(a)	(17,356,006)	(20,874,932)(a)
Net increase (decrease)	668,309	271,087	$7,468,559	$3,161,852
Investor Class
Shares sold	7,577,197	6,174,967	$89,133,018	$79,048,025
Reinvestment of distributions	55,620,389	45,791,933	629,889,609	566,351,679
Shares redeemed	(78,756,218)	(67,644,697)(a)	(925,558,347)	(859,140,192)(a)
Net increase (decrease)	(15,558,632)	(15,677,797)	$(206,535,720)	$(213,740,488)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,033,935	189	$10,068,520	$2,180
Reinvestment of distributions	11,629	14	118,361	152
Shares redeemed	(74,673)	(170)(a)	(730,225)	(1,941)(a)
Net increase (decrease)	970,891	33	$9,456,656	$391
Service Class 2
Shares sold	3,065,647	5,419,475	$30,085,658	$61,883,322
Reinvestment of distributions	10,514,925	6,675,535	96,838,260	73,545,828
Shares redeemed	(7,415,863)	(6,763,203)(a)	(72,428,400)	(77,091,178)(a)
Net increase (decrease)	6,164,709	5,331,807	$54,495,518	$58,337,972
Investor Class
Shares sold	30,000,069	6,235,842	$290,830,504	$71,295,270
Reinvestment of distributions	94,708,477	64,171,254	875,819,107	708,885,875
Shares redeemed	(64,915,761)	(62,771,042))(a)	(631,441,037)	(714,678,819)(a)
Net increase (decrease)	59,792,785	7,636,054	$535,208,574	$65,502,326
VIP FundsManager 70% Portfolio
Service Class
Shares sold	165	145	$1,914	$1,914
Reinvestment of distributions	5	3	58	42
Shares redeemed	(164)	(145)(a)	(1,910)	(1,915)(a)
Net increase (decrease)	6	3	$62	$41
Service Class 2
Shares sold	474,575	438,715	$5,507,534	$5,751,035
Reinvestment of distributions	637,547	381,426	7,049,223	4,845,803
Shares redeemed	(450,771)	(343,103)(a)	(5,257,009)	(4,500,104)(a)
Net increase (decrease)	661,351	477,038	$7,299,748	$6,096,734
Investor Class
Shares sold	5,815,873	6,685,015	$67,612,769	$88,731,097
Reinvestment of distributions	18,253,747	11,129,997	202,927,455	141,695,773
Shares redeemed	(8,247,223)	(5,379,869)(a)	(96,185,156)	(70,333,337)(a)
Net increase (decrease)	15,822,397	12,435,143	$174,355,068	$160,093,533
VIP FundsManager 85% Portfolio
Service Class
Shares sold	31	92	$348	$1,234
Reinvestment of distributions	3	14	32	189
Shares redeemed	(55)	(215)(a)	(613)	(2,802)(a)
Net increase (decrease)	(21)	(109)	$(233)	$(1,379)
Service Class 2
Shares sold	386,898	305,628	$4,407,152	$4,020,661
Reinvestment of distributions	547,479	277,618	5,887,188	3,582,347
Shares redeemed	(301,364)	(216,908)(a)	(3,379,880)	(2,863,246)(a)
Net increase (decrease)	633,013	366,338	$6,914,460	$4,739,762
Investor Class
Shares sold	2,367,616	3,997,486	$27,253,129	$53,742,128
Reinvestment of distributions	7,724,153	4,102,344	83,735,399	53,131,864
Shares redeemed	(4,808,338)	(3,134,984)(a)	(55,160,605)	(41,129,771)(a)
Net increase (decrease)	5,283,431	4,964,846	$55,827,923	$65,744,221

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Reallocation of Underlying Fund Investments note for additional details).

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Global Commodity Stock Fund	–%	10%	–%
Fidelity Japan Smaller Companies Fund	12%	13%	–%
Fidelity International Value Fund	11%	14%	–%
Fidelity Stock Selector All Cap Fund	19%	23%	–%
Fidelity Japan Fund	12%	15%	–%
Fidelity Commodity Strategy Fund	39%	40%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	20%
Fidelity Japan Smaller Companies Fund	31%
Fidelity International Value Fund	32%
Fidelity Stock Selector All Cap Fund	53%
Fidelity Japan Fund	34%
Fidelity Mega Cap Stock Fund	21%
Fidelity Commodity Strategy Fund	99%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–%
VIP FundsManager 50% Portfolio	30%	1	64%
VIP FundsManager 60% Portfolio	35%	2	47%
VIP FundsManager 70% Portfolio	97%	–	–%
VIP FundsManager 85% Portfolio	93%	–	–%

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio and VIP FundsManager 85% Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VIP FundsManager 85% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 50% Portfolio and VIP FundsManager 20% Portfolio (five of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 277 of Funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098 .

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,035.90	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,034.50	$1.79
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,034.90	$1.03
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,060.10	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,059.80	$1.82
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,061.00	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,068.90	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,068.60	$1.82
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,068.90	$1.04
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,075.70	$1.05
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class 2.35%
Actual		$1,000.00	$1,074.60	$1.83
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,076.60	$1.05
Hypothetical-C		$1,000.00	$1,024.20	$1.02
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,086.40	$--D
Hypothetical-C		$1,000.00	$1,025.21	$--D
Service Class 2.35%
Actual		$1,000.00	$1,087.30	$1.84
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Investor Class	.20%
Actual		$1,000.00	$1,088.10	$1.05
Hypothetical-C		$1,000.00	$1,024.20	$1.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D Amount represents less than $.005.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
VIP FundsManager 20%
Service Class	02/07/20	02/07/20	$0.019	$0.050
Service Class 2	02/07/20	02/07/20	$0.018	$0.050
Investor Class	02/07/20	02/07/20	$0.019	$0.050
VIP FundsManager 50%
Service Class	02/07/20	02/07/20	$0.037	$0.239
Service Class 2	02/07/20	02/07/20	$0.037	$0.239
Investor Class	02/07/20	02/07/20	$0.037	$0.239
VIP FundsManager 60%
Service Class	02/07/20	02/07/20	$0.035	$0.233
Service Class 2	02/07/20	02/07/20	$0.035	$0.233
Investor Class	02/07/20	02/07/20	$0.035	$0.233
VIP FundsManager 70%
Service Class	02/07/20	02/07/20	$0.046	$0.284
Service Class 2	02/07/20	02/07/20	$0.045	$0.284
Investor Class	02/07/20	02/07/20	$0.046	$0.284
VIP FundsManager 85%
Service Class	02/07/20	02/07/20	$0.053	$0.388
Service Class 2	02/07/20	02/07/20	$0.053	$0.388
Investor Class	02/07/20	02/07/20	$0.053	$0.388

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 20%	$2,663,887
VIP FundsManager 50%	$100,060,291
VIP FundsManager 60%	$124,424,230
VIP FundsManager 70%	$34,832,971
VIP FundsManager 85%	$17,670,027

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

VIP FundsManager 20%
Service Class	19.63%
Service Class 2	19.63%
Investor Class	19.63%
VIP FundsManager 50%
Service Class	11.37%
Service Class 2	11.37%
Investor Class	11.37%
VIP FundsManager 60%
Service Class	8.63%
Service Class 2	8.63%
Investor Class	8.63%
VIP FundsManager 70%
Service Class	6.12%
Service Class 2	6.12%
Investor Class	6.12%
VIP FundsManager 85%
Service Class	2.71%
Service Class 2	2.71%
Investor Class	2.71%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Service Class	Service Class 2	Investor Class
VIP FundsManager 20%
February, 2019	1%	1%	1%
December, 2019	8%	8%	8%
VIP FundsManager 50%
February, 2019	1%	1%	1%
December, 2019	24%	27%	24%
VIP FundsManager 60%
February, 2019	2%	2%	2%
December, 2019	33%	37%	33%
VIP FundsManager 70%
February, 2019	2%	2%	2%
December, 2019	44%	51%	44%
VIP FundsManager 85%
February, 2019	2%	2%	2%
December, 2019	65%	77%	65%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20%
Service Class	12/30/2019	$0.0152	$0.0015
Service Class 2	12/30/2019	$0.0139	$0.0015
Investor Class	12/30/2019	$0.0152	$0.0015
VIP FundsManager 50%
Service Class	12/30/2019	$0.0430	$0.0038
Service Class 2	12/30/2019	$0.0389	$0.0038
Investor Class	12/30/2019	$0.0430	$0.0038
VIP FundsManager 60%
Service Class	12/30/2019	$0.0441	$0.0038
Service Class 2	12/30/2019	$0.0390	$0.0038
Investor Class	12/30/2019	$0.0441	$0.0038
VIP FundsManager 70%
Service Class	12/30/2019	$0.0612	$0.0054
Service Class 2	12/30/2019	$0.0534	$0.0054
Investor Class	12/30/2019	$0.0612	$0.0054
VIP FundsManager 85%
Service Class	12/30/2019	$0.0676	$0.0057
Service Class 2	12/30/2019	$0.0575	$0.0057
Investor Class	12/30/2019	$0.0676	$0.0057

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in July 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

VIP FundsManager 20%

VIP FundsManager 50%

VIP FundsManager 60%

VIP FundsManager 70%

VIP FundsManager 85%

The Board noted that each fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board considered that the funds are more actively managed than most funds in their Total Mapped Group and ASPG and have a larger universe of funds in which to invest.

The Board considered that FMRC has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2020.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Investor Class and Service Class of each fund ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 of each fund ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

In considering the total expense ratio of each class of each fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the class and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of each class of VIP FundsManager 20%, VIP FundsManager 50% and VIP FundsManager 60%, and Investor Class and Service Class of VIP FundsManager 70% was below the competitive median for 2018, and the total expense ratio of Investor Class and Service Class of VIP FundsManager 85% was equal to the competitive median for 2018. The Board noted that the total expense ratio of Service Class 2 of each of VIP FundsManager 70% and VIP FundsManager 85% was above the competitive median for 2018 because of its 12b-1 fees and because of its higher all-inclusive management fee due to its specialized strategy.

The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board consideredthe revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

VIPFM-ANN-0220
1.843208.113

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Life of fundA
Service Class	18.81%	6.26%	7.48%
Service Class 2	18.65%	6.10%	7.31%

 A From February 13, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Target Volatility Portfolio - Service Class on February 13, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,427	VIP Target Volatility Portfolio - Service Class
$24,485	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The global economy was sluggish in 2019, but most major economies remained in expansion amid signs that conditions were no longer deteriorating. The U.S. stood firmly in the late-cycle phase for the year, whereas recessionary conditions in major European nations, including Germany and Italy, appeared poised for improvement in December. China’s industrial sector stabilized in early 2019, but its recovery had not yet catalyzed a sharp rebound in global trade and manufacturing activity by year-end. U.S.–China trade-policy uncertainty served as a drag on corporate confidence for most of the year, but the two reportedly reached an agreement to reduce certain U.S. tariffs. Looking at global assets, non-U.S. equities rose 21.74% for the year, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (+29%) and continental Europe (+26%) stood out, while the U.K. (+21%), Japan (+20%) and emerging markets (+19%) were relative underperformers. Sector-wise, information technology (+41%) set a high bar, followed by health care and consumer discretionary (+28% each). Conversely, communication services (+12%) and energy (+16%) notably lagged the broader market. The U.S. equity bellwether S&P 500® index soared 31.49% in 2019, despite persistent concerns about global economic growth and trade. Gains were robust and broad-based, with information technology (+50%) leading the way with its best calendar-year performance in a decade, amid strong growth trends. Communication services (+33%) and financials (+32%) also shined. In contrast, energy (+12%) was by far the weakest group – struggling amid sluggish oil prices – while several strong gainers nonetheless fell short of the index: industrials and real estate (+29% each), consumer discretionary and consumer staples (+28% each), utilities (+26%), materials (+25%), and health care (+21%). Commodities lagged equities, along with most other asset classes, as reflected in the 7.69% result of the Bloomberg Commodity Index Total Return. U.S. taxable investment-grade bonds advanced broadly amid sluggish global economic growth, trade uncertainty, solid credit fundamentals and the Federal Reserve Board’s dovish shift in monetary policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72%. Corporate bonds (14%) soared, while U.S. Treasuries (+7%) and agency bonds (+6%) had more-modest advances. Elsewhere, credit-sensitive high-yield/emerging-markets debt gained about 14%, according to Bloomberg Barclays, while TIPS rose 8% for the year.

Comments from Lead Portfolio Manager Geoff Stein and Co-Portfolio Manager Avishek Hazrachoudhury:  For the year, the fund’s share classes advanced roughly 19%, trailing the 20.01% gain of the VIP Target Volatility Composite benchmark. The portfolio's adverse asset class positioning more than offset the positive contribution generated by security selection in 2019. Volatility management is a preeminent factor in determining the fund's asset class positioning. Market volatility rose in both January and August, resulting in a reduction of the fund's market risk during these months. Unfortunately, these risk-management efforts weighed on relative performance because the fund was not positioned to fully participate in subsequent market rallies. Out-of-benchmark exposure to commodity investments also dampened the portfolio's relative result, amid instability in the prices for oil and various industrial commodities. Fixed-income positioning modestly detracted due to our small, out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS), which trailed the broader investment-grade fixed-income market this period. Furthermore, substantial fluctuation in the fund's cash allocation, which resulted from risk-management adjustments to the portfolio, also hampered fixed-income performance from a positioning standpoint. On the plus side, security selection, particularly among international developed-markets (DM) equities, contributed. Specifically, strong performance from Fidelity® Overseas Fund drove foreign DM security selection. This fund benefited from broadly positive choices in the U.K. and Japan, along with out-of-benchmark picks in the U.S. Lastly, stock picks in both the U.S. and emerging markets provided a further boost to relative performance the past year, as did security selection among investment-grade bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 29, 2019, Avishek Hazrachoudhury became Co-Manager of the fund, joining Geoff Stein.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
Domestic Equity Funds	46.0%
International Equity Funds	19.8%
Fixed-Income Funds	28.9%
Cash Equivalents	2.8%
Net Other Assets (Liabilities)	2.5%

Asset Allocation (% of fund's investments)

As of December 31, 2019
Equities	65.8%
Bonds	28.9%
Short-Term and Other	5.3%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Equity Funds - 65.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Contrafund (a)	566,842	$7,771,400
Fidelity Equity-Income Fund (a)	51,814	3,139,411
Fidelity Gold Portfolio (a)	334,379	8,152,153
Fidelity Large Cap Value Enhanced Index Fund (a)	403,360	5,526,028
Fidelity Low-Priced Stock Fund (a)	84,676	4,237,174
Fidelity Mega Cap Stock Fund (a)	385,164	5,973,890
Fidelity Real Estate Investment Portfolio (a)	69,641	3,128,973
Fidelity Stock Selector All Cap Fund (a)	1,696,724	81,273,072
Fidelity Value Discovery Fund (a)	75,670	2,291,273
iShares S&P 500 Index ETF	38,892	12,571,450

TOTAL DOMESTIC EQUITY FUNDS		134,064,824

International Equity Funds - 19.8%
Fidelity International Enhanced Index Fund (a)	947,534	9,191,082
Fidelity International Value Fund (a)	1,001,466	8,352,228
Fidelity Japan Smaller Companies Fund (a)	116,733	2,011,301
Fidelity Overseas Fund (a)	447,115	23,151,624
iShares Core MSCI EAFE ETF	231,214	15,084,401

TOTAL INTERNATIONAL EQUITY FUNDS		57,790,636

TOTAL EQUITY FUNDS
(Cost $175,904,230)		191,855,460

Fixed-Income Funds - 28.9%
Fixed-Income Funds - 28.9%
Fidelity Inflation-Protected Bond Index Fund (a)	978,774	9,866,043
Fidelity Long-Term Treasury Bond Index Fund (a)	447,951	6,316,103
Fidelity Total Bond Fund (a)	5,315,054	57,987,239
Fidelity U.S. Bond Index Fund (a)	843,793	10,049,577
TOTAL FIXED-INCOME FUNDS
(Cost $80,931,430)		84,218,962

Cash Equivalents - 2.8%
Fidelity Cash Central Fund 1.58% (b)
(Cost $8,321,514)	8,319,850	8,321,514
TOTAL INVESTMENT IN SECURITIES - 97.5%
(Cost $265,157,174)		284,395,936
NET OTHER ASSETS (LIABILITIES) - 2.5%		7,183,108
NET ASSETS - 100%		$291,579,044

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$228,421
Total	$228,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund	$9,940,178	$52,694	$10,022,660	$42,860	$(7,542)	$37,330	$--
Fidelity Contrafund	3,410,181	4,132,257	838,534	287,919	(1,995)	1,069,491	7,771,400
Fidelity Emerging Markets Fund	--	4,275,167	4,615,850	--	340,683	--	--
Fidelity Equity-Income Fund	3,365,281	1,072,914	1,912,433	246,866	(117,593)	731,242	3,139,411
Fidelity Global Commodity Stock Fund	3,976,231	13,995	4,198,787	--	(243,946)	452,507	--
Fidelity Gold Portfolio	--	8,476,783	367,497	32,822	(21,682)	64,549	8,152,153
Fidelity Inflation-Protected Bond Index Fund	5,837,482	4,588,800	873,769	178,896	472	313,058	9,866,043
Fidelity International Enhanced Index Fund	7,216,740	4,945,834	3,938,237	205,836	(309,662)	1,276,407	9,191,082
Fidelity International Value Fund	7,092,083	4,254,036	3,934,760	237,670	(374,922)	1,315,791	8,352,228
Fidelity Japan Smaller Companies Fund	1,649,368	133,779	--	133,780	--	228,154	2,011,301
Fidelity Large Cap Value Enhanced Index Fund	903,622	6,148,405	2,093,549	180,660	(33,578)	601,128	5,526,028
Fidelity Long-Term Treasury Bond Index Fund	9,706,148	3,238,506	8,083,651	283,241	910,090	545,010	6,316,103
Fidelity Low-Priced Stock Fund	3,359,556	1,113,986	783,142	327,520	(53,835)	600,609	4,237,174
Fidelity Mega Cap Stock Fund	3,503,286	4,408,816	2,641,858	719,881	(220,349)	923,995	5,973,890
Fidelity New Markets Income Fund	1,456,559	2,961,877	4,449,948	79,309	(131,674)	163,186	--
Fidelity Overseas Fund	12,109,567	10,463,629	3,371,496	282,338	165,451	3,784,473	23,151,624
Fidelity Real Estate Investment Portfolio	1,349,697	1,878,025	302,251	200,251	4,403	199,099	3,128,973
Fidelity Stock Selector All Cap Fund	65,779,119	22,701,076	22,665,684	4,675,141	162,801	15,295,760	81,273,072
Fidelity Total Bond Fund	52,513,895	11,210,135	9,242,753	1,758,208	18,288	3,487,674	57,987,239
Fidelity U.S. Bond Index Fund	17,744,674	1,764,029	10,416,856	471,297	195,953	761,777	10,049,577
Fidelity Value Discovery Fund	1,682,557	480,429	246,952	67,118	1,411	373,828	2,291,273
	212,596,224	98,315,172	95,000,667	10,411,613	282,774	32,225,068	248,418,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,908,820)	$27,655,851
Fidelity Central Funds (cost $8,321,514)	8,321,514
Other affiliated issuers (cost $230,926,840)	248,418,571
Total Investment in Securities (cost $265,157,174)		$284,395,936
Receivable for investments sold		7,516,602
Receivable for fund shares sold		138,310
Dividends receivable		182,758
Distributions receivable from Fidelity Central Funds		1,694
Total assets		292,235,300
Liabilities
Payable for investments purchased	$184,946
Payable for fund shares redeemed	370,111
Accrued management fee	60,246
Distribution and service plan fees payable	35,969
Other affiliated payables	4,984
Total liabilities		656,256
Net Assets		$291,579,044
Net Assets consist of:
Paid in capital		$267,210,333
Total accumulated earnings (loss)		24,368,711
Net Assets		$291,579,044
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,433,792 ÷ 115,675 shares)		$12.40
Service Class 2:
Net Asset Value, offering price and redemption price per share ($290,145,252 ÷ 23,457,263 shares)		$12.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends:
Unaffiliated issuers		$967,357
Affiliated issuers		4,531,270
Income from Fidelity Central Funds		228,421
Total income		5,727,048
Expenses
Management fee	$863,666
Transfer agent fees	51,864
Distribution and service plan fees	717,686
Independent trustees' fees and expenses	1,145
Miscellaneous	3,681
Total expenses before reductions	1,638,042
Expense reductions	(432,155)
Total expenses after reductions		1,205,887
Net investment income (loss)		4,521,161
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,235,973
Fidelity Central Funds	1,287
Other affiliated issuers	282,774
Capital gain distributions from underlying funds:
Affiliated issuers	5,880,343
Total net realized gain (loss)		9,400,377
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,945,838
Fidelity Central Funds	(1,288)
Other affiliated issuers	32,225,068
Total change in net unrealized appreciation (depreciation)		35,169,618
Net gain (loss)		44,569,995
Net increase (decrease) in net assets resulting from operations		$49,091,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,521,161	$4,402,315
Net realized gain (loss)	9,400,377	9,208,946
Change in net unrealized appreciation (depreciation)	35,169,618	(31,858,479)
Net increase (decrease) in net assets resulting from operations	49,091,156	(18,247,218)
Distributions to shareholders	(10,963,044)	(13,746,477)
Share transactions - net increase (decrease)	(25,500,892)	13,645,175
Total increase (decrease) in net assets	12,627,220	(18,348,520)
Net Assets
Beginning of period	278,951,824	297,300,344
End of period	$291,579,044	$278,951,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$12.14	$11.22	$10.87	$11.34
Income from Investment Operations
Net investment income (loss)A	.20	.19	.17	.15	.16
Net realized and unrealized gain (loss)	1.81	(.90)	1.67	.42	(.29)
Total from investment operations	2.01	(.71)	1.84	.57	(.13)
Distributions from net investment income	(.19)	(.20)B	(.16)	(.16)B	(.13)
Distributions from net realized gain	(.28)	(.37)B	(.76)	(.07)B	(.21)
Total distributions	(.47)	(.57)	(.92)	(.22)C	(.34)
Net asset value, end of period	$12.40	$10.86	$12.14	$11.22	$10.87
Total ReturnD,E	18.81%	(5.81)%	16.39%	5.30%	(1.22)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.26%	.26%
Net investment income (loss)	1.72%	1.60%	1.43%	1.38%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,434	$1,256	$1,444	$1,477	$2,143
Portfolio turnover rateH	65%	85%	91%	91%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.11	$11.19	$10.85	$11.32
Income from Investment Operations
Net investment income (loss)A	.18	.17	.16	.13	.14
Net realized and unrealized gain (loss)	1.81	(.90)	1.66	.41	(.28)
Total from investment operations	1.99	(.73)	1.82	.54	(.14)
Distributions from net investment income	(.16)	(.18)B	(.14)	(.14)B	(.11)
Distributions from net realized gain	(.28)	(.37)B	(.76)	(.07)B	(.21)
Total distributions	(.45)C	(.55)	(.90)	(.20)D	(.33)E
Net asset value, end of period	$12.37	$10.83	$12.11	$11.19	$10.85
Total ReturnF,G	18.65%	(5.99)%	16.29%	5.06%	(1.34)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.57%	.57%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%	.42%	.42%	.41%	.41%
Net investment income (loss)	1.57%	1.45%	1.28%	1.22%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$290,145	$277,696	$295,856	$221,591	$209,108
Portfolio turnover rateJ	65%	85%	91%	91%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.284 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,082,797
Gross unrealized depreciation	(487,747)
Net unrealized appreciation (depreciation)	$18,595,050
Tax Cost	$265,800,886

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$962,151
Undistributed long-term capital gain	$4,811,511
Net unrealized appreciation (depreciation) on securities and other investments	$18,595,050

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$4,100,487	$ 6,491,822
Long-term Capital Gains	6,862,557	7,254,655
Total	$10,963,044	$ 13,746,477

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $179,490,089 and $195,906,077, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,357
Service Class 2	716,329
$717,686

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

Service Class	$244
Service Class 2	51,620
$51,864

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Target Volatility Portfolio	$563

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $770 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2021. During the period, the Fund's management fee was reduced by $143,945.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$1,357
Service Class 2	286,532

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $321.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Distributions to shareholders
Service Class	54,369	66,169
Service Class 2	10,908,675	13,680,308
Total	$10,963,044	$13,746,477

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2018
Service Class
Reinvestment of distributions	1	1	8	12
Shares redeemed	(5)	(3,236)	(58)	(39,954)
Net increase (decrease)	(4)	(3,235)	$(50)	$(39,942)
Service Class 2
Shares sold	1,204,691	4,379,242	$14,054,699	$52,972,408
Reinvestment of distributions	939,001	1,252,156	10,908,675	13,680,308
Shares redeemed	(4,327,733)	(4,415,618)	(50,464,216)	(52,967,599)
Net increase (decrease)	(2,184,041)	1,215,780	$(25,500,842)	$13,685,117

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 95% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Target Volatility Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  If the interests of the fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Chief Investment Officer of Global Asset Allocation and is an employee of Fidelity Investments (2018-present). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2013-2018).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Service Class	.27%
Actual		$1,000.00	$1,064.10	$1.40
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Service Class 2.42%
Actual		$1,000.00	$1,063.20	$2.18
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of VIP Target Volatility Portfolio Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
VIP Target Volatility Portfolio
Service Class	02/07/20	02/07/20	$0.032	$0.218
Service Class 2	02/07/20	02/07/20	$0.032	$0.218

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $5,775,397, or, if subsequently determined to be different, the net capital gain of such year.

Service Class designates 30% and Service Class 2 designates 34% of the dividends distributed in December 2019 during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Target Volatility Portfolio
Service Class	12/30/19	$0.0394	$0.0036
Service Class 2	12/30/19	$0.0349	$0.0036

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contract.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract (Amended and Restated Contract) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contract will replace FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contract would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contract will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

VIP Target Volatility Portfolio

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board considered that the fund is more actively managed than most funds in its Total Mapped Group and ASPG.

Furthermore, the Board considered that FMRC has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Service Class ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In considering the total expense ratio of each class of the fund, the Board also considered an alternative competitive analysis that included both top level (i.e., direct) fund fees and acquired fund fees and expenses for the fund and the other funds and classes to which it is compared. The Board noted that, under this alternative competitive analysis, the total expense ratio of Service Class ranked below the competitive median for 2018 and the total expense ratio of Service Class 2 ranked above the competitive median for 2018. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees.

The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed and the fund's Amended and Restated Contract should be approved.

VIPTV-ANN-0220
1.955015.106

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Life of fundA
Initial Class	8.38%	6.01%
Service Class	8.21%	5.91%
Service Class 2	8.13%	5.76%

 A From April 19, 2018

 The initial offering of Service Class shares took place on April 11, 2019. Returns prior to April 11, 2019 are those of Initial Class.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Bond Index Portfolio - Initial Class on April 19, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$11,044	VIP Bond Index Portfolio - Initial Class
$11,106	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds posted a healthy return in 2019, driven by slower global economic growth, a maturing business cycle, trade-related uncertainty and the U.S. Federal Reserve’s dovish shift early in the year. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.72% for the year. Market yields declined moderately early in 2019, partly because of weaker U.S. manufacturing activity. In January, the Fed pivoted by signaling that future rate policy largely would depend on economic data. Yields continued to decline in the spring, amid ongoing international trade tension. Yields then tumbled in July, when the Fed cut interest rates for the first time since 2008, citing signs of economic weakness in some market segments. The Fed followed with two additional rate cuts of 25 basis points each, in September and October, which dropped long-term yields to roughly a three-year low. Yields rebounded a bit by year-end, partly due to better-than-expected U.S. economic reports and comments from the Fed in October that seemingly set a high bar for additional accommodation. Within the Bloomberg Barclays index, yield-advantaged, credit-sensitive sectors led the way amid a supportive backdrop for riskier assets and resilient fundamentals. Corporate bonds exhibited broad strength (+14.54%), while government securities also fared well, especially long Treasuries (+14.83%).

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the year ending December 31, 2019, the fund’s share classes reported gains in the range of 8.13% to 8.38% nearly in line, net of fees, with the 8.72% return of the Bloomberg Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 10,000) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining an “optimal” subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund's performance versus the benchmark was slightly hurt by "pricing basis." The fund is typically priced at 4:00 p.m. Eastern Time, while the benchmark is priced at 3:00 p.m. This led to a reported performance differential, particularly due to pricing dispersion on the last day of the period. Throughout most of 2019, bonds were bolstered by declining interest rates amid muted inflation and a global growth slowdown that was exacerbated by escalating U.S.-China trade tension. In the final months of the year, however, bonds came under some pressure as the Fed signaled it was likely done lowering rates for the time being.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of December 31, 2019
U.S. Government and U.S. Government Agency Obligations	73.1%
AAA	3.0%
AA	2.1%
A	8.7%
BBB	13.6%
BB and Below	0.3%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2019*
Corporate Bonds	24.1%
U.S. Government and U.S. Government Agency Obligations	73.1%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	0.8%
Municipal Bonds	0.2%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments - 7.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.8% 2/15/27	$43,000	$45,790
4.1% 2/15/28	143,000	155,418
4.65% 6/1/44	40,000	43,605
4.85% 3/1/39	96,000	110,464
4.85% 7/15/45	172,000	195,892
4.9% 8/15/37	100,000	114,884
5.25% 3/1/37	95,000	113,257
5.3% 8/15/58	40,000	48,873
5.45% 3/1/47	170,000	210,578
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	162,198
Verizon Communications, Inc.:
3.875% 2/8/29	210,000	231,577
4.016% 12/3/29	100,000	111,700
4.125% 8/15/46	54,000	60,844
4.329% 9/21/28	63,000	71,406
5.012% 8/21/54	38,000	48,849
5.5% 3/16/47	158,000	213,902
		1,939,237
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	48,466
2.75% 9/1/49	100,000	94,050
3% 9/15/22	150,000	154,400
3.7% 9/15/24	300,000	320,764
		617,680
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	51,109
5.125% 7/1/49	60,000	65,110
5.375% 4/1/38	42,000	48,055
5.375% 5/1/47	40,000	44,751
Comcast Corp.:
2.65% 2/1/30	220,000	220,604
3.55% 5/1/28	76,000	81,681
3.7% 4/15/24	30,000	31,963
3.9% 3/1/38	50,000	55,264
4.6% 10/15/38	140,000	166,521
4.6% 8/15/45	72,000	86,421
4.7% 10/15/48	144,000	177,242
4.95% 10/15/58	30,000	38,953
Discovery Communications LLC:
5% 9/20/37	70,000	78,937
5.2% 9/20/47	18,000	20,922
Fox Corp.:
4.709% 1/25/29 (a)	34,000	38,722
5.476% 1/25/39 (a)	130,000	158,698
5.576% 1/25/49 (a)	23,000	29,215
TWDC Enterprises 18 Corp. 2.95% 6/15/27	98,000	103,278
		1,497,446
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	211,313
Vodafone Group PLC:
4.375% 5/30/28	97,000	107,414
5% 5/30/38	100,000	115,535
5.25% 5/30/48	120,000	144,234
		578,496

TOTAL COMMUNICATION SERVICES		4,632,859

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
American Honda Finance Corp. 3.55% 1/12/24	170,000	179,328
Ford Motor Co. 5.291% 12/8/46	80,000	75,862
General Motors Co.:
5.95% 4/1/49	80,000	88,449
6.75% 4/1/46	69,000	80,991
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	89,955
5.65% 1/17/29	210,000	237,167
		751,752
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	223,242
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 9/1/29	150,000	149,989
3.8% 4/1/28	84,000	91,751
4.7% 12/9/35	109,000	129,002
Starbucks Corp. 4% 11/15/28	100,000	110,818
		481,560
Household Durables - 0.0%
Newell Brands, Inc. 3.85% 4/1/23 (b)	60,000	62,315
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	152,581
3.875% 8/22/37	120,000	136,062
4.05% 8/22/47	44,000	51,613
		340,256
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	248,000	265,072
Target Corp.:
3.9% 11/15/47	40,000	45,844
4% 7/1/42	15,000	17,110
		328,026
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	85,444
4.05% 5/3/47	53,000	57,078
4.55% 4/5/49	30,000	35,307
The Home Depot, Inc.:
2.8% 9/14/27	84,000	87,274
3.9% 6/15/47	29,000	32,714
4.5% 12/6/48	90,000	110,819
		408,636

TOTAL CONSUMER DISCRETIONARY		2,595,787

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	161,469
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	152,669
4% 4/13/28	91,000	100,027
4.6% 4/15/48	78,000	88,743
5.55% 1/23/49	70,000	90,679
5.8% 1/23/59 (Reg. S)	170,000	231,376
Constellation Brands, Inc. 3.6% 2/15/28	63,000	66,582
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	49,778
4.597% 5/25/28	36,000	40,377
Molson Coors Brewing Co.:
3% 7/15/26	120,000	121,371
4.2% 7/15/46	92,000	91,556
PepsiCo, Inc. 4% 5/2/47	116,000	133,764
The Coca-Cola Co. 2.875% 10/27/25	50,000	52,080
		1,380,471
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	34,104
Sysco Corp.:
3.55% 3/15/25	50,000	53,194
4.45% 3/15/48	52,000	59,041
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	82,332
Walmart, Inc.:
3.625% 12/15/47	20,000	22,189
3.7% 6/26/28	60,000	66,111
3.95% 6/28/38	150,000	173,468
		490,439
Food Products - 0.5%
Campbell Soup Co. 4.15% 3/15/28	80,000	86,751
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	217,721
5.3% 11/1/38	13,000	15,404
5.4% 11/1/48	60,000	73,067
General Mills, Inc.:
4.2% 4/17/28	89,000	99,088
4.55% 4/17/38	80,000	92,495
H.J. Heinz Co.:
3% 6/1/26	20,000	19,984
4% 6/15/23	134,000	140,847
4.375% 6/1/46	50,000	49,145
4.625% 1/30/29	260,000	285,679
Kellogg Co. 4.5% 4/1/46	32,000	35,618
Tyson Foods, Inc.:
4% 3/1/26	70,000	75,824
5.1% 9/28/48	50,000	62,764
Unilever Capital Corp. 3.125% 3/22/23	100,000	103,327
		1,357,714
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	43,000	48,356
Tobacco - 0.6%
Altria Group, Inc.:
2.625% 9/16/26	110,000	108,700
3.875% 9/16/46	38,000	35,238
4.8% 2/14/29	120,000	133,586
5.8% 2/14/39	100,000	117,402
5.95% 2/14/49	30,000	36,272
BAT Capital Corp.:
3.557% 8/15/27	130,000	132,573
4.39% 8/15/37	140,000	141,474
4.54% 8/15/47	213,000	213,594
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	306,308
2.875% 5/1/24	80,000	82,280
3.125% 3/2/28	154,000	158,386
		1,465,813

TOTAL CONSUMER STAPLES		4,742,793

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC / Co.- 4.08% 12/15/47	172,000	175,851
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp. 4.375% 10/15/28	112,000	116,929
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	61,808
4.95% 6/1/47	19,000	23,036
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	144,467
Chevron Corp. 2.498% 3/3/22	280,000	284,485
ConocoPhillips Co. 5.95% 3/15/46	86,000	122,750
Devon Energy Corp. 5% 6/15/45	80,000	92,592
Ecopetrol SA 5.875% 9/18/23	390,000	432,822
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	88,567
Enbridge, Inc. 5.5% 12/1/46	60,000	76,887
Encana Corp. 6.5% 2/1/38	50,000	58,945
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,481
4.5% 4/15/24	50,000	53,190
5.8% 6/15/38	70,000	79,108
6% 6/15/48	286,000	332,805
6.25% 4/15/49	30,000	36,105
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	71,827
3.95% 2/15/27	85,000	91,668
4.2% 1/31/50	110,000	117,663
4.25% 2/15/48	105,000	112,474
Equinor ASA 3.625% 9/10/28	120,000	131,597
Exxon Mobil Corp. 2.44% 8/16/29	320,000	321,686
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	109,385
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	121,803
4.3% 3/1/28	112,000	122,048
5.2% 3/1/48	30,000	34,736
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	76,885
5% 3/1/26	72,000	81,228
Marathon Oil Corp. 4.4% 7/15/27	240,000	260,735
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	276,932
4.75% 9/15/44	21,000	23,023
MPLX LP:
4.5% 7/15/23	82,000	87,091
4.5% 4/15/38	143,000	145,179
4.7% 4/15/48	28,000	28,449
4.8% 2/15/29	30,000	32,885
Noble Energy, Inc.:
3.85% 1/15/28	55,000	58,049
4.95% 8/15/47	30,000	33,163
Occidental Petroleum Corp.:
2.9% 8/15/24	40,000	40,618
3.2% 8/15/26	19,000	19,224
3.5% 8/15/29	39,000	39,758
4.2% 3/15/48	16,000	15,846
4.3% 8/15/39	9,000	9,155
4.4% 4/15/46	110,000	111,077
4.4% 8/15/49	9,000	9,264
5.55% 3/15/26	390,000	442,577
6.6% 3/15/46	21,000	26,996
ONEOK, Inc.:
4.45% 9/1/49	40,000	41,363
4.55% 7/15/28	59,000	64,825
Petroleos Mexicanos:
6.35% 2/12/48	50,000	48,412
6.5% 1/23/29	50,000	52,672
6.84% 1/23/30 (a)	272,000	291,013
7.69% 1/23/50 (a)	145,000	158,878
Phillips 66 Co. 3.9% 3/15/28	94,000	102,427
Phillips 66 Partners LP 3.15% 12/15/29	170,000	169,149
Shell International Finance BV:
3.125% 11/7/49	100,000	98,423
3.5% 11/13/23	300,000	315,746
3.75% 9/12/46	70,000	76,731
4.375% 5/11/45	33,000	39,409
Spectra Energy Partners LP 3.375% 10/15/26	158,000	163,429
Suncor Energy, Inc. 4% 11/15/47	179,000	194,766
Total Capital International SA 3.455% 2/19/29	100,000	108,274
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	112,052
Valero Energy Corp. 4.35% 6/1/28	20,000	22,019
Williams Partners LP:
3.75% 6/15/27	35,000	36,466
4.85% 3/1/48	83,000	90,599
		7,275,651

TOTAL ENERGY		7,451,502

FINANCIALS - 7.6%
Banks - 3.7%
Bank of America Corp.:
3.419% 12/20/28 (c)	220,000	230,712
3.5% 4/19/26	122,000	129,622
3.55% 3/5/24 (c)	113,000	117,275
3.946% 1/23/49 (c)	23,000	25,969
3.97% 3/5/29 (c)	125,000	136,052
3.974% 2/7/30 (c)	60,000	65,912
4% 1/22/25	370,000	394,472
4.271% 7/23/29 (c)	80,000	88,807
4.33% 3/15/50 (c)	60,000	71,825
Barclays Bank PLC 2.65% 1/11/21	200,000	201,278
Barclays PLC:
3.2% 8/10/21	400,000	405,427
4.337% 1/10/28	200,000	214,388
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (c)(d)	134,000	141,685
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (c)(d)	95,000	99,903
3.142% 1/24/23 (c)	365,000	372,429
3.878% 1/24/39 (c)	130,000	142,633
3.98% 3/20/30 (c)	110,000	120,249
4.65% 7/23/48	28,000	34,911
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	83,744
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,310
4.55% 4/17/26	250,000	277,286
HSBC Holdings PLC:
2.95% 5/25/21	200,000	202,496
4.292% 9/12/26 (c)	400,000	432,161
Japan Bank International Cooperation 3.125% 7/20/21	200,000	203,951
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	113,205
2.739% 10/15/30 (c)	280,000	279,599
2.95% 10/1/26	224,000	230,647
4.005% 4/23/29 (c)	43,000	47,171
4.203% 7/23/29 (c)	30,000	33,444
4.452% 12/5/29 (c)	200,000	227,316
4.95% 6/1/45	135,000	171,526
Lloyds Bank PLC:
3.3% 5/7/21	200,000	203,211
4.45% 5/8/25	200,000	218,283
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	407,762
3.777% 3/2/25	84,000	89,657
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	50,957
PNC Financial Services Group, Inc. 2.2% 11/1/24	70,000	70,193
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	253,882
Royal Bank of Canada:
2.55% 7/16/24	520,000	527,534
4.65% 1/27/26	55,000	60,955
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	230,403
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	88,436
Sumitomo Mitsui Financial Group, Inc.:
2.934% 3/9/21	189,000	191,162
3.936% 10/16/23	80,000	84,815
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	521,987
3.5% 7/19/23	100,000	105,270
Wells Fargo & Co.:
2.625% 7/22/22	75,000	76,083
3.584% 5/22/28 (c)	82,000	87,081
3.75% 1/24/24	150,000	158,432
4.75% 12/7/46	157,000	187,975
Westpac Banking Corp.:
3.65% 5/15/23	130,000	136,245
4.11% 7/24/34 (c)	320,000	334,966
		9,631,694
Capital Markets - 1.0%
Bank of New York Mellon Corp. 3.85% 4/28/28	27,000	30,163
BlackRock, Inc. 3.375% 6/1/22	37,000	38,332
Deutsche Bank AG London Branch 4.1% 1/13/26	200,000	203,231
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	202,826
3.95% 2/27/23	200,000	204,989
4.1% 1/13/26	200,000	202,709
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	205,537
3.85% 1/26/27	189,000	201,005
4.017% 10/31/38 (c)	120,000	130,097
4.223% 5/1/29 (c)	60,000	66,071
4.75% 10/21/45	28,000	34,082
6.75% 10/1/37	130,000	180,196
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,325
3.75% 9/21/28	50,000	54,653
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (c)(d)	295,000	346,972
3.125% 1/23/23	210,000	215,849
3.625% 1/20/27	96,000	102,109
3.971% 7/22/38 (c)	120,000	132,990
4.375% 1/22/47	38,000	45,379
		2,631,515
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	150,960
4.125% 7/3/23	300,000	316,739
4.45% 4/3/26	150,000	160,867
4.875% 1/16/24	150,000	162,491
American Express Credit Corp. 3.3% 5/3/27	30,000	31,833
Capital One Financial Corp.:
3.2% 1/30/23	176,000	180,853
3.75% 3/9/27	100,000	106,552
3.8% 1/31/28	251,000	269,555
Discover Financial Services 4.5% 1/30/26	142,000	155,084
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	208,168
4.418% 11/15/35	200,000	212,955
John Deere Capital Corp.:
2.6% 3/7/24	60,000	61,328
2.8% 3/6/23	64,000	65,656
2.8% 7/18/29	120,000	123,011
3.65% 10/12/23	290,000	307,163
Synchrony Financial:
3.95% 12/1/27	150,000	157,475
4.375% 3/19/24	45,000	47,976
5.15% 3/19/29	159,000	180,689
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	114,025
		3,013,380
Diversified Financial Services - 1.1%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	360,000	390,502
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	39,906
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	129,624
3.216% 11/28/23	94,000	97,870
3.224% 4/14/24	470,000	490,322
Brixmor Operating Partnership LP 4.125% 5/15/29	19,000	20,386
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	70,028
2.6% 11/15/29	80,000	79,587
3.4% 11/15/49	50,000	50,767
Export Development Canada:
2.625% 2/21/24	120,000	123,919
2.75% 3/15/23	145,000	149,834
KfW:
2.375% 12/29/22	996,000	1,015,633
2.625% 2/28/24	120,000	124,104
2.875% 4/3/28	14,000	14,956
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	84,161
		2,881,599
Insurance - 0.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	210,734
American International Group, Inc.:
4.25% 3/15/29	100,000	111,174
4.5% 7/16/44	25,000	28,755
4.75% 4/1/48	100,000	120,208
5.75% 4/1/48 (c)	280,000	307,849
Aon Corp. 3.75% 5/2/29	120,000	128,441
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	25,906
Hartford Financial Services Group, Inc. 2.8% 8/19/29	200,000	202,043
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	45,385
4.9% 3/15/49	50,000	63,300
MetLife, Inc. 4.05% 3/1/45	18,000	20,834
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	38,336
3.935% 12/7/49	38,000	41,348
4.35% 2/25/50	25,000	28,729
The Travelers Companies, Inc. 4% 5/30/47	32,000	36,159
Willis Group North America, Inc. 2.95% 9/15/29	170,000	168,246
		1,577,447

TOTAL FINANCIALS		19,735,635

HEALTH CARE - 2.4%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24 (a)	60,000	60,343
2.95% 11/21/26 (a)	50,000	50,748
3.2% 11/21/29 (a)	80,000	81,334
4.05% 11/21/39 (a)	50,000	52,840
4.25% 11/21/49 (a)	80,000	84,195
4.3% 5/14/36	40,000	44,202
4.7% 5/14/45	120,000	134,268
4.875% 11/14/48	100,000	114,513
Amgen, Inc.:
3.2% 11/2/27	56,000	58,907
4.4% 5/1/45	102,000	114,501
Gilead Sciences, Inc.:
4% 9/1/36	40,000	44,187
4.15% 3/1/47	60,000	66,634
		906,672
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.875% 9/15/25	240,000	261,160
4.9% 11/30/46	20,000	26,241
Becton, Dickinson & Co. 4.669% 6/6/47	130,000	154,511
Boston Scientific Corp.:
3.75% 3/1/26	120,000	128,503
4% 3/1/29	100,000	110,524
Medtronic, Inc. 4.625% 3/15/45	28,000	35,161
		716,100
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.8% 6/15/23	110,000	111,715
4.75% 3/15/44	60,000	66,840
Allina Health System, Inc. 3.887% 4/15/49	20,000	21,271
Anthem, Inc.:
3.35% 12/1/24	89,000	92,819
4.101% 3/1/28	50,000	54,264
4.55% 3/1/48	50,000	56,412
Cardinal Health, Inc. 3.41% 6/15/27	67,000	68,456
Cigna Corp.:
3.75% 7/15/23	30,000	31,442
4.125% 11/15/25	25,000	27,102
4.375% 10/15/28	30,000	33,194
4.5% 2/25/26 (a)	74,000	81,123
4.8% 8/15/38	80,000	93,093
4.8% 7/15/46 (a)	176,000	203,698
4.9% 12/15/48	30,000	35,724
CVS Health Corp.:
3% 8/15/26	20,000	20,381
3.25% 8/15/29	195,000	197,903
4.1% 3/25/25	130,000	139,443
4.3% 3/25/28	264,000	288,086
5.05% 3/25/48	131,000	154,774
Kaiser Foundation Hospitals:
3.266% 11/1/49	80,000	80,295
4.15% 5/1/47	30,000	34,264
UnitedHealth Group, Inc.:
2.375% 8/15/24	90,000	91,112
3.5% 6/15/23	182,000	190,558
3.7% 8/15/49	40,000	42,848
3.75% 10/15/47	30,000	32,186
4.45% 12/15/48	102,000	121,607
		2,370,610
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	148,160
3.2% 8/15/27	82,000	85,708
		233,868
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3.8% 3/15/25	61,000	64,045
4.55% 3/15/35	80,000	87,264
AstraZeneca PLC:
4.375% 11/16/45	45,000	52,319
4.375% 8/17/48	50,000	58,218
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (a)	70,000	72,221
3.4% 7/26/29 (a)	100,000	106,865
3.9% 2/20/28 (a)	205,000	225,694
4.125% 6/15/39 (a)	100,000	115,131
4.55% 2/20/48 (a)	53,000	64,740
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	143,413
Johnson & Johnson 3.4% 1/15/38	116,000	124,117
Merck & Co., Inc. 3.7% 2/10/45	45,000	49,631
Mylan NV 4.55% 4/15/28	20,000	21,505
Novartis Capital Corp.:
3.1% 5/17/27	90,000	95,194
4% 11/20/45	35,000	40,525
Pfizer, Inc.:
3.2% 9/15/23	200,000	208,478
3.45% 3/15/29	70,000	75,334
4% 12/15/36	36,000	40,794
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	113,248
Zoetis, Inc. 3.45% 11/13/20	206,000	208,213
		1,966,949

TOTAL HEALTH CARE		6,194,199

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	158,512
3.375% 5/15/23	81,000	84,582
Lockheed Martin Corp. 4.7% 5/15/46	28,000	35,646
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	83,388
4.03% 10/15/47	106,000	118,199
Rockwell Collins, Inc. 4.35% 4/15/47	50,000	58,702
The Boeing Co.:
3.2% 3/1/29	126,000	131,227
3.75% 2/1/50	80,000	84,791
United Technologies Corp.:
3.65% 8/16/23	120,000	126,412
4.05% 5/4/47	18,000	20,577
4.125% 11/16/28	70,000	78,789
4.45% 11/16/38	230,000	271,668
		1,252,493
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	35,000	33,713
4.95% 10/17/48	102,000	111,183
United Parcel Service, Inc. 2.8% 11/15/24	88,000	91,066
		235,962
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	30,818
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	133,000	135,639
Industrial Conglomerates - 0.2%
3M Co. 2.375% 8/26/29	177,000	174,381
General Electric Co. 4.5% 3/11/44	105,000	114,719
Honeywell International, Inc. 3.812% 11/21/47	20,000	22,679
Roper Technologies, Inc. 2.8% 12/15/21	108,000	109,577
		421,356
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3.45% 5/15/23	182,000	190,537
3.65% 12/7/23	310,000	328,773
Deere & Co. 2.875% 9/7/49	10,000	9,479
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	134,062
Parker Hannifin Corp. 4% 6/14/49	110,000	118,583
		781,434
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	78,234
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	160,000	171,047
4.05% 6/15/48	177,000	200,070
CSX Corp.:
4.3% 3/1/48	140,000	158,645
4.5% 3/15/49	30,000	35,056
4.75% 11/15/48	70,000	84,680
Norfolk Southern Corp. 4.15% 2/28/48	38,000	42,824
Union Pacific Corp.:
3.5% 6/8/23	270,000	282,864
3.6% 9/15/37	38,000	39,552
3.7% 3/1/29	79,000	86,248
3.839% 3/20/60 (a)	70,000	70,750
		1,171,736
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.25% 3/1/25	88,000	90,524
3.875% 7/3/23	526,000	553,876
4.25% 2/1/24	170,000	182,246
		826,646

TOTAL INDUSTRIALS		4,934,318

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	131,546
2.6% 2/28/23	400,000	408,735
		540,281
Electronic Equipment & Components - 0.3%
Corning, Inc. 5.35% 11/15/48	10,000	12,513
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	390,000	439,167
5.45% 6/15/23 (a)	110,000	119,246
8.35% 7/15/46 (a)	74,000	101,725
		672,651
IT Services - 0.2%
Fiserv, Inc.:
3.5% 7/1/29	80,000	83,968
4.4% 7/1/49	50,000	56,582
IBM Corp.:
2.5% 1/27/22	104,000	105,177
3% 5/15/24	100,000	103,550
3.5% 5/15/29	100,000	107,437
MasterCard, Inc. 2.95% 6/1/29	50,000	52,106
The Western Union Co. 2.85% 1/10/25	70,000	70,170
Visa, Inc. 4.15% 12/14/35	38,000	44,726
		623,716
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	33,732
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	82,953
Broadcom, Inc. 4.75% 4/15/29 (a)	50,000	54,671
Intel Corp.:
3.25% 11/15/49	110,000	110,500
3.734% 12/8/47	30,000	33,065
		314,921
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	685,000	694,409
3.3% 2/6/27	115,000	122,823
4.1% 2/6/37	113,000	133,303
4.25% 2/6/47	104,000	127,207
Oracle Corp.:
3.25% 11/15/27	96,000	101,663
3.8% 11/15/37	110,000	119,934
4% 11/15/47	187,000	208,689
		1,508,028
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.4% 1/13/23	350,000	355,604
2.4% 5/3/23	156,000	158,557
2.95% 9/11/49	120,000	116,207
3% 11/13/27	96,000	100,599
3.75% 11/13/47	57,000	63,093
4.5% 2/23/36	90,000	109,134
		903,194

TOTAL INFORMATION TECHNOLOGY		4,562,791

MATERIALS - 0.6%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	30,000	32,070
4.725% 11/15/28	35,000	39,690
5.319% 11/15/38	110,000	131,000
Eastman Chemical Co. 4.5% 12/1/28	174,000	192,470
Ecolab, Inc. 3.25% 1/14/23	70,000	72,197
LYB International Finance II BV 3.5% 3/2/27	166,000	173,909
LYB International Finance III LLC 4.2% 10/15/49	100,000	104,040
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,318
5% 4/1/49	103,000	122,465
Sherwin-Williams Co.:
3.8% 8/15/49	80,000	81,289
4.5% 6/1/47	50,000	56,638
The Dow Chemical Co.:
3.15% 5/15/24	30,000	31,076
3.5% 10/1/24	64,000	67,158
4.8% 5/15/49	50,000	57,662
The Mosaic Co. 4.05% 11/15/27	90,000	93,355
		1,269,337
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	52,534
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	45,975
Southern Copper Corp. 5.875% 4/23/45	30,000	37,425
Vale Overseas Ltd. 6.25% 8/10/26	50,000	58,500
		141,900

TOTAL MATERIALS		1,463,771

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc. 4.85% 4/15/49	90,000	109,555
American Tower Corp.:
3.6% 1/15/28	32,000	33,586
3.8% 8/15/29	70,000	74,734
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	65,706
ERP Operating LP 3.5% 3/1/28	61,000	65,020
Kimco Realty Corp. 3.3% 2/1/25	180,000	187,199
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	255,653
Simon Property Group LP 3.375% 12/1/27	111,000	117,867
Ventas Realty LP:
4.4% 1/15/29	40,000	44,048
4.875% 4/15/49	160,000	187,873
Welltower, Inc. 4.95% 9/1/48	76,000	90,995
		1,232,236
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	165,172

TOTAL REAL ESTATE		1,397,408

UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 3.45% 10/1/49	140,000	143,143
Appalachian Power Co.:
3.3% 6/1/27	110,000	114,101
4.45% 6/1/45	18,000	20,561
Baltimore Gas & Electric Co. 3.2% 9/15/49	150,000	146,496
Commonwealth Edison Co. 4% 3/1/48	42,000	47,156
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	188,438
3.05% 3/15/23	150,000	154,520
3.95% 3/15/48	31,000	34,691
Duke Energy Corp.:
3.15% 8/15/27	314,000	323,227
3.75% 9/1/46	80,000	82,495
Entergy Corp. 4% 7/15/22	130,000	135,647
Eversource Energy 3.3% 1/15/28	62,000	63,819
Exelon Corp. 3.4% 4/15/26	150,000	156,575
FirstEnergy Corp. 4.85% 7/15/47	140,000	166,047
Florida Power & Light Co. 4.125% 6/1/48	26,000	30,365
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	207,490
3.65% 8/1/48	30,000	32,336
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	148,843
Northern States Power Co. 3.6% 9/15/47	50,000	53,284
Oncor Electric Delivery Co. LLC 3.1% 9/15/49	100,000	98,857
PECO Energy Co. 3.9% 3/1/48	96,000	107,915
PPL Capital Funding, Inc. 4% 9/15/47	20,000	20,418
PPL Electric Utilities Corp. 3% 10/1/49	100,000	95,268
Public Service Co. of Colorado 3.7% 6/15/28	87,000	94,710
Public Service Electric & Gas Co. 3.6% 12/1/47	44,000	47,549
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	51,696
Southern Co. 3.25% 7/1/26	112,000	116,561
Tampa Electric Co. 4.45% 6/15/49	100,000	118,193
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	60,370
3.8% 9/15/47	50,000	53,948
4.6% 12/1/48	52,000	63,556
Xcel Energy, Inc. 4% 6/15/28	76,000	83,439
		3,261,714
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	50,000	50,187
3.9% 11/15/49	60,000	59,730
		109,917
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	88,633
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.45% 1/15/49	54,000	64,064
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	44,344
3.7% 9/1/49	80,000	78,493
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	60,667
Consolidated Edison, Inc. 2% 5/15/21	176,000	176,077
Dominion Energy, Inc.:
4.6% 3/15/49	50,000	57,941
4.7% 12/1/44	26,000	30,094
DTE Energy Co. 3.7% 8/1/23	46,000	47,991
NiSource Finance Corp. 3.95% 3/30/48	46,000	48,355
NiSource, Inc.:
2.65% 11/17/22	74,000	74,867
2.95% 9/1/29	190,000	189,086
3.49% 5/15/27	50,000	52,542
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	99,391
Sempra Energy:
3.8% 2/1/38	186,000	193,837
4% 2/1/48	110,000	115,619
		1,333,368

TOTAL UTILITIES		4,793,632

TOTAL NONCONVERTIBLE BONDS
(Cost $59,339,800)		62,504,695

U.S. Government and Government Agency Obligations - 46.1%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1.625% 10/15/24	$180,000	$178,967
1.75% 7/2/24	100,000	100,024
1.875% 9/24/26	60,000	59,825
2.125% 4/24/26	170,000	172,392
2.375% 1/19/23	200,000	204,345
Federal Home Loan Bank:
1.5% 8/15/24	100,000	99,135
1.875% 11/29/21	285,000	286,442
2.5% 2/13/24	140,000	144,236
3% 10/12/21	100,000	102,415
Freddie Mac:
1.875% 11/17/20	157,000	157,308
2.75% 6/19/23	700,000	726,520
Tennessee Valley Authority:
2.875% 2/1/27	130,000	136,304
4.25% 9/15/65	30,000	38,883

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,406,796

U.S. Treasury Obligations - 45.2%
U.S. Treasury Bonds:
2.25% 8/15/46	110,000	106,765
2.25% 8/15/49	432,000	418,567
2.375% 11/15/49	253,000	251,863
2.5% 2/15/45	52,000	52,991
2.5% 2/15/46	331,000	337,521
2.5% 5/15/46	93,000	94,830
2.75% 8/15/42	197,000	210,132
2.75% 11/15/42	587,000	625,680
2.75% 8/15/47	51,000	54,626
2.75% 11/15/47	107,000	114,606
2.875% 5/15/43	691,000	751,878
2.875% 8/15/45	174,000	189,975
2.875% 5/15/49	148,000	163,109
3% 5/15/42	89,000	98,891
3% 11/15/44	2,149,000	2,392,532
3% 5/15/45	2,628,000	2,930,295
3% 11/15/45	73,000	81,567
3% 2/15/47	49,000	54,989
3% 5/15/47	208,000	233,413
3% 2/15/48	276,000	309,910
3% 8/15/48	3,000	3,375
3% 2/15/49	451,000	508,204
3.125% 11/15/41	42,000	47,582
3.125% 2/15/42	65,000	73,642
3.125% 2/15/43	1,400,000	1,585,815
3.125% 8/15/44	830,000	943,005
3.125% 5/15/48	169,000	194,370
3.375% 5/15/44	1,068,000	1,262,354
3.375% 11/15/48	157,000	189,226
3.5% 2/15/39	8,000	9,576
3.625% 8/15/43	971,000	1,189,342
3.625% 2/15/44	2,275,000	2,792,375
3.75% 8/15/41	45,000	55,800
3.75% 11/15/43	2,221,000	2,774,124
3.875% 8/15/40	52,000	65,463
4.375% 2/15/38	12,000	15,944
4.375% 11/15/39	24,000	32,082
4.375% 5/15/41	32,000	43,086
4.5% 2/15/36	370,000	490,101
4.5% 5/15/38	92,000	124,175
4.5% 8/15/39	17,000	23,045
4.75% 2/15/41	48,000	67,633
5.5% 8/15/28	4,000	5,145
7.125% 2/15/23	175,000	204,382
7.25% 8/15/22	190,000	217,382
8.75% 8/15/20	445,000	463,976
U.S. Treasury Notes:
1.125% 2/28/21	202,000	200,793
1.25% 3/31/21	52,000	51,755
1.25% 8/31/24	1,923,000	1,884,452
1.375% 4/30/20	24,000	23,977
1.375% 8/31/20	158,000	157,731
1.375% 9/30/20	142,000	141,707
1.375% 4/30/21	301,000	300,038
1.375% 8/31/26	2,293,000	2,227,969
1.5% 4/15/20	16,000	15,996
1.5% 8/31/21	3,457,000	3,450,804
1.5% 9/30/21	3,338,000	3,332,076
1.5% 10/31/21	1,973,000	1,969,762
1.5% 11/30/21	2,580,000	2,575,806
1.5% 8/15/22	1,141,000	1,137,951
1.5% 9/15/22	1,631,000	1,626,413
1.5% 9/30/24	1,783,000	1,766,460
1.5% 10/31/24	2,714,000	2,688,790
1.5% 11/30/24	1,637,000	1,622,158
1.5% 8/15/26	557,000	545,577
1.625% 10/15/20	452,000	451,929
1.625% 6/30/21	1,802,000	1,802,369
1.625% 8/31/22	562,000	562,183
1.625% 11/15/22	578,000	578,108
1.625% 2/15/26	261,000	258,414
1.625% 5/15/26	264,000	261,026
1.625% 9/30/26	1,113,000	1,098,420
1.625% 10/31/26	457,000	450,760
1.625% 11/30/26	180,000	177,506
1.625% 8/15/29	1,644,000	1,600,304
1.75% 11/15/20	325,000	325,260
1.75% 7/31/21	2,925,000	2,931,490
1.75% 2/28/22	441,000	442,496
1.75% 6/15/22	485,000	486,742
1.75% 6/30/22	336,000	337,242
1.75% 7/15/22	1,795,000	1,801,123
1.75% 6/30/24	805,000	806,808
1.75% 7/31/24	2,907,000	2,913,605
1.75% 11/15/29	846,000	832,566
1.875% 12/15/20	98,000	98,207
1.875% 5/31/22	115,000	115,742
1.875% 9/30/22	358,000	360,543
1.875% 6/30/26	589,000	591,236
1.875% 7/31/26	1,718,000	1,723,567
2% 1/15/21	855,000	858,091
2% 2/28/21	453,000	454,805
2% 12/31/21	333,000	335,563
2% 10/31/22	48,000	48,501
2% 5/31/24	442,000	447,730
2% 2/15/25	82,000	83,102
2% 8/15/25	50,000	50,632
2% 11/15/26	585,000	591,082
2.125% 5/31/21	1,700,000	1,711,999
2.125% 5/15/22	2,099,000	2,124,064
2.125% 12/31/22	19,000	19,278
2.125% 3/31/24	1,201,000	1,222,279
2.125% 5/15/25	13,000	13,255
2.125% 5/31/26	1,266,000	1,290,099
2.25% 2/29/20	677,000	677,621
2.25% 4/30/21	428,000	431,554
2.25% 4/30/24	1,443,000	1,476,439
2.25% 10/31/24	279,000	286,032
2.25% 12/31/24	160,000	164,104
2.25% 2/15/27	393,000	403,551
2.25% 8/15/27	639,000	656,416
2.25% 11/15/27	540,000	554,639
2.375% 4/30/20	433,000	434,049
2.375% 3/15/21	379,000	382,254
2.375% 4/15/21	202,000	203,920
2.375% 3/15/22	1,583,000	1,609,833
2.375% 1/31/23	239,000	244,280
2.375% 2/29/24	2,859,000	2,938,065
2.375% 4/30/26	405,000	418,803
2.375% 5/15/27	46,000	47,657
2.375% 5/15/29	716,000	743,620
2.5% 5/31/20	431,000	432,479
2.5% 6/30/20	120,000	120,506
2.5% 12/31/20	76,000	76,629
2.5% 1/31/21	581,000	586,273
2.5% 2/28/21	571,000	576,509
2.5% 1/15/22	1,095,000	1,114,464
2.5% 2/15/22	738,000	751,766
2.5% 8/15/23	57,000	58,666
2.5% 1/31/24	3,559,000	3,673,184
2.5% 5/15/24	217,000	224,341
2.5% 1/31/25	238,000	247,095
2.5% 2/28/26	191,000	198,833
2.625% 7/31/20	194,000	195,097
2.625% 8/31/20	356,000	358,274
2.625% 5/15/21	585,000	592,950
2.625% 6/15/21	503,000	510,220
2.625% 7/15/21	71,000	72,092
2.625% 12/15/21	1,639,000	1,671,058
2.625% 2/28/23	492,000	506,917
2.625% 6/30/23	1,031,000	1,065,154
2.625% 12/31/23	1,205,000	1,248,952
2.625% 12/31/25	331,000	346,780
2.625% 1/31/26	461,000	483,044
2.625% 2/15/29	391,000	414,081
2.75% 9/30/20	152,000	153,218
2.75% 11/30/20	1,000	1,010
2.75% 8/15/21	295,000	300,326
2.75% 9/15/21	2,000	2,038
2.75% 4/30/23	84,000	86,987
2.75% 5/31/23	176,000	182,371
2.75% 7/31/23	700,000	726,401
2.75% 8/31/23	1,634,000	1,696,743
2.75% 6/30/25	113,000	118,910
2.75% 2/15/28	363,000	386,506
2.875% 10/31/20	359,000	362,558
2.875% 10/15/21	575,000	587,760
2.875% 11/15/21	1,553,000	1,589,247
2.875% 10/31/23	810,000	845,973
2.875% 11/30/23	1,045,000	1,092,203
2.875% 5/31/25	144,000	152,382
2.875% 5/15/28	216,000	232,341
2.875% 8/15/28	1,299,000	1,399,103
3% 9/30/25	148,000	157,932
3% 10/31/25	130,000	138,799
3.125% 11/15/28	881,000	968,020
3.625% 2/15/20	121,000	121,280

TOTAL U.S. TREASURY OBLIGATIONS		117,333,994

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $118,148,909)		119,740,790

U.S. Government Agency - Mortgage Securities - 26.8%
Fannie Mae - 11.7%
2.5% 7/1/31 to 9/1/49	2,145,923	2,163,077
3.5% 10/1/20 to 7/1/49	6,645,477	6,890,923
4.5% 7/1/47 to 8/1/49	2,487,311	2,631,544
5% 11/1/25 to 10/1/49	763,391	818,872
5.5% 5/1/44 to 4/1/49	743,135	808,627
3% 6/1/22 to 12/1/49	9,171,857	9,390,184
4% 9/1/20 to 8/1/49	7,177,704	7,516,250

TOTAL FANNIE MAE		30,219,477

Freddie Mac - 6.2%
2.5% 1/1/24 to 12/1/49	1,174,772	1,183,690
3% 1/1/29 to 12/1/49	3,519,304	3,581,567
3% 8/1/47	93,672	95,722
3.5% 10/1/27 to 7/1/49	6,800,922	7,020,011
4% 9/1/45 to 4/1/49	2,309,470	2,419,124
4.5% 9/1/48 to 5/1/49	1,133,054	1,194,399
5% 4/1/48 to 10/1/49	428,916	458,339
5% 8/1/48	100,214	107,385
5.5% 6/1/49	99,879	107,651

TOTAL FREDDIE MAC		16,167,888

Ginnie Mae - 7.6%
2.5% 10/20/46	86,829	87,259
2.5% 1/1/50 (e)	100,000	100,365
2.5% 1/1/50 (e)	100,000	100,365
3% 7/20/42 to 4/20/49	2,608,852	2,689,595
3% 1/1/50 (e)	1,900,000	1,951,699
3% 1/1/50 (e)	250,000	256,803
3% 1/1/50 (e)	250,000	256,803
3.5% 2/20/46 to 4/20/49	6,311,346	6,542,611
3.5% 1/1/50 (e)	700,000	721,428
4% 11/20/47 to 5/20/49	3,797,917	3,939,668
4% 1/1/50 (e)	200,000	207,031
4.5% 1/20/47 to 4/20/49	1,830,927	1,922,411
4.5% 1/1/50 (e)	100,000	104,563
5% 11/20/47 to 3/20/49	642,270	680,639
5% 1/1/50 (e)	100,000	105,305
5.5% 9/20/47 to 1/20/49	140,570	153,027

TOTAL GINNIE MAE		19,819,572

Uniform Mortgage Backed Securities - 1.3%
2.5% 1/1/50 (e)	250,000	247,113
2.5% 1/1/50 (e)	250,000	247,113
3% 1/1/35 (e)	200,000	204,984
3% 1/1/50 (e)	500,000	507,035
3% 1/1/50(e)	500,000	507,035
3.5% 1/1/35 (e)	100,000	103,679
3.5% 1/1/50 (e)	400,000	411,484
3.5% 1/1/50 (e)	400,000	411,484
4% 1/1/50 (e)	500,000	520,113
4.5% 1/1/50 (e)	200,000	210,594

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,370,634

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $68,463,554)		69,577,571

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,427
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	103,707
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	32,672
TOTAL ASSET-BACKED SECURITIES
(Cost $159,966)		166,806

Commercial Mortgage Securities - 1.0%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	209,280
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	98,658
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	144,006
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	82,962
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	93,797
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	47,084
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	201,048
Class A5, 3.0161% 9/15/52	200,000	204,853
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	159,400	162,675
Series K080 Class A2, 3.926% 7/25/28	80,000	88,667
Series K-1510 Class A2, 3.718% 1/25/31	124,000	136,244
Series K068 Class A2, 3.244% 8/25/27	130,000	137,937
Series K079 Class A2, 3.926% 6/25/28	20,000	22,167
Series K094 Class A2, 2.903% 6/25/29	300,000	312,071
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	114,504
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	158,990
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	158,419
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	203,795
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	138,405
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,617,422)		2,715,562

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	86,074
California Gen. Oblig. Series 2009, 7.55% 4/1/39	145,000	232,583
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	19,794
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	$80,000	$79,667
4.131% 6/15/42	80,000	79,354
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	85,159
TOTAL MUNICIPAL SECURITIES
(Cost $544,107)		582,631

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province:
2.95% 1/23/24	$110,000	$114,371
3.3% 3/15/28	75,000	81,226
Canadian Government 2% 11/15/22	120,000	120,821
Chilean Republic 3.24% 2/6/28	200,000	210,875
Colombian Republic:
4.5% 3/15/29	200,000	221,625
11.75% 2/25/20	260,000	263,738
Hungarian Republic:
5.375% 2/21/23	100,000	109,875
5.375% 3/25/24	420,000	472,369
5.75% 11/22/23	50,000	56,484
Italian Republic 2.375% 10/17/24	200,000	195,847
Manitoba Province 2.6% 4/16/24	410,000	421,578
Ontario Province:
2.3% 6/15/26	50,000	50,670
2.5% 4/27/26	115,000	117,908
3.05% 1/29/24	90,000	94,010
Peruvian Republic:
2.844% 6/20/30	190,000	196,116
4.125% 8/25/27	50,000	56,000
Philippine Republic 3% 2/1/28	200,000	207,744
Polish Government 3.25% 4/6/26	73,000	77,380
Province of Quebec:
2.375% 1/31/22	25,000	25,307
2.5% 4/9/24	140,000	143,836
2.75% 4/12/27	95,000	98,978
United Mexican States:
3.75% 1/11/28	200,000	207,750
4% 10/2/23	160,000	168,550
4.15% 3/28/27	200,000	214,188
4.5% 4/22/29	200,000	220,063
Uruguay Republic 4.375% 1/23/31	150,000	167,672
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,181,206)		4,314,981

Supranational Obligations - 0.8%
Asian Development Bank:
1.5% 10/18/24	200,000	197,461
2.625% 1/30/24	80,000	82,739
2.75% 3/17/23	200,000	206,516
European Investment Bank:
2% 12/15/22	510,000	514,289
2.25% 6/24/24	170,000	173,236
2.875% 8/15/23	260,000	270,267
Inter-American Development Bank:
2.25% 6/18/29	70,000	71,544
4.375% 1/24/44	39,000	51,581
International Bank for Reconstruction & Development:
1.5% 8/28/24	140,000	138,313
1.75% 4/19/23	55,000	55,073
1.875% 6/19/23	20,000	20,091
2.5% 3/19/24	130,000	133,931
2.5% 11/22/27	92,000	95,780
International Finance Corp. 2.875% 7/31/23	112,000	116,333
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,086,346)		2,127,154

Bank Notes - 0.1%
PNC Bank NA 2.15% 4/29/21
(Cost $246,530)	250,000	250,770
TOTAL BANK NOTES
(Cost $246,530)		250,770
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.58% (f)
(Cost $3,494,994)	3,494,309	3,495,008
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $259,282,834)		265,475,968
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(5,955,582)
NET ASSETS - 100%		$259,520,386

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,661,017 or 1.0% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,908
Total	$62,908

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$62,504,695	$--	$62,504,695	$--
U.S. Government and Government Agency Obligations	119,740,790	--	119,740,790	--
U.S. Government Agency - Mortgage Securities	69,577,571	--	69,577,571	--
Asset-Backed Securities	166,806	--	166,806	--
Commercial Mortgage Securities	2,715,562	--	2,715,562	--
Municipal Securities	582,631	--	582,631	--
Foreign Government and Government Agency Obligations	4,314,981	--	4,314,981	--
Supranational Obligations	2,127,154	--	2,127,154	--
Bank Notes	250,770	--	250,770	--
Money Market Funds	3,495,008	3,495,008	--	--
Total Investments in Securities:	$265,475,968	$3,495,008	$261,980,960	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $255,787,840)	$261,980,960
Fidelity Central Funds (cost $3,494,994)	3,495,008
Total Investment in Securities (cost $259,282,834)		$265,475,968
Receivable for investments sold		139,337
Receivable for fund shares sold		766,433
Interest receivable		1,504,802
Distributions receivable from Fidelity Central Funds		2,343
Total assets		267,888,883
Liabilities
Payable for investments purchased
Regular delivery	$1,165,046
Delayed delivery	7,173,309
Payable for fund shares redeemed	167
Accrued management fee	19,024
Distribution and service plan fees payable	253
Other affiliated payables	10,569
Other payables and accrued expenses	129
Total liabilities		8,368,497
Net Assets		$259,520,386
Net Assets consist of:
Paid in capital		$253,153,494
Total accumulated earnings (loss)		6,366,892
Net Assets		$259,520,386
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($258,249,677 ÷ 24,186,377 shares)		$10.68
Service Class:
Net Asset Value, offering price and redemption price per share ($103,334 ÷ 9,681 shares)		$10.67
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,167,375 ÷ 109,340 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Interest		$4,668,404
Income from Fidelity Central Funds		62,908
Total income		4,731,312
Expenses
Management fee	$151,167
Transfer agent fees	83,982
Distribution and service plan fees	2,757
Independent trustees' fees and expenses	594
Commitment fees	219
Total expenses before reductions	238,719
Expense reductions	(1,545)
Total expenses after reductions		237,174
Net investment income (loss)		4,494,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	814,659
Fidelity Central Funds	17
Foreign currency transactions	1
Total net realized gain (loss)		814,677
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,813,997
Fidelity Central Funds	(16)
Delayed delivery commitments	3,028
Total change in net unrealized appreciation (depreciation)		5,817,009
Net gain (loss)		6,631,686
Net increase (decrease) in net assets resulting from operations		$11,125,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	For the period April 19, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,494,138	$1,216,077
Net realized gain (loss)	814,677	(141,576)
Change in net unrealized appreciation (depreciation)	5,817,009	376,125
Net increase (decrease) in net assets resulting from operations	11,125,824	1,450,626
Distributions to shareholders	(5,155,785)	(1,131,546)
Share transactions - net increase (decrease)	161,511,192	91,720,075
Total increase (decrease) in net assets	167,481,231	92,039,155
Net Assets
Beginning of period	92,039,155	–
End of period	$259,520,386	$92,039,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.283	.212
Net realized and unrealized gain (loss)	.560	(.022)C
Total from investment operations	.843	.190
Distributions from net investment income	(.191)	(.130)
Distributions from net realized gain	(.032)	–
Total distributions	(.223)	(.130)
Net asset value, end of period	$10.68	$10.06
Total ReturnD,E,F	8.38%	1.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%	.14%I
Expenses net of fee waivers, if any	.14%	.14%I
Expenses net of all reductions	.14%	.13%I
Net investment income (loss)	2.67%	3.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$258,250	$91,033
Portfolio turnover rateJ	81%	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

Year ended December 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33
Income from Investment Operations
Net investment income (loss)B	.197
Net realized and unrealized gain (loss)	.359
Total from investment operations	.556
Distributions from net investment income	(.184)
Distributions from net realized gain	(.032)
Total distributions	(.216)
Net asset value, end of period	$10.67
Total ReturnC,D,E	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H
Expenses net of fee waivers, if any	.24%H
Expenses net of all reductions	.24%H
Net investment income (loss)	2.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateI	81%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

Years ended December 31,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.262	.195
Net realized and unrealized gain (loss)	.556	(.023)C
Total from investment operations	.818	.172
Distributions from net investment income	(.166)	(.112)
Distributions from net realized gain	(.032)	–
Total distributions	(.198)	(.112)
Net asset value, end of period	$10.68	$10.06
Total ReturnD,E,F	8.13%	1.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%	.39%I
Expenses net of fee waivers, if any	.39%	.39%I
Expenses net of all reductions	.39%	.38%I
Net investment income (loss)	2.48%	2.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,167	$1,006
Portfolio turnover rateJ	81%	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class shares on April 11, 2019. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,221,440
Gross unrealized depreciation	(854,550)
Net unrealized appreciation (depreciation)	$6,366,890
Tax Cost	$259,109,078

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$6,366,890

The tax character of distributions paid was as follows:

	December 31, 2019	December 31. 2018(a)
Ordinary Income	$4,970,724	$ 1,131,546
Long-term Capital Gains	185,061	–
Total	$5,155,785	$ 1,131,546

 (a) For the period April 19, 2018 (commencement of operations) to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $58,579,623 and $11,514,841, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$74
Service Class 2	2,683
$2,757

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$83,408
Service Class	37
Service Class 2	537
$83,982

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $219 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,545.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2019(a)	Year ended December 31, 2018(b)
Distributions to shareholders
Initial Class	$5,132,074	$1,120,346
Service Class	2,091	–
Service Class 2	21,620	11,200
Total	$5,155,785	$1,131,546

 (a) Distributions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 (b) Distributions for Initial Class and Service Class 2 are for the period April 19, 2018 (commencement of operations) to December 31, 2018.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2019 (a)	Year ended December 31, 2018(b)	Year ended December 31, 2019 (a)	Year ended December 31, 2018(b)
Initial Class
Shares sold	15,672,615	9,085,681	$166,843,088	$91,081,846
Reinvestment of distributions	430,419	80,513	4,596,875	808,346
Shares redeemed	(965,345)	(117,506)	(10,130,462)	(1,170,117)
Net increase (decrease)	15,137,689	9,048,688	$161,309,501	$90,720,075
Service Class
Shares sold	9,681	–	$100,000	$–
Net increase (decrease)	9,681	–	$100,000	$–
Service Class 2
Shares sold	9,211	100,000	$100,313	$1,000,000
Reinvestment of distributions	170	–	1,821	–
Shares redeemed	(41)	–	(443)	–
Net increase (decrease)	9,340	100,000	$101,691	$1,000,000

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 (b) Share transactions for Initial Class and Service Class 2 are for the period April 19, 2018 (commencement of operations) to December 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 99% of the total outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and Shareholders of VIP Bond Index Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of VIP Bond Index Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from April 19, 2018 (commencement of operations) to December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from April 19, 2018 (commencement of operations) to December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Initial Class	.14%
Actual		$1,000.00	$1,022.80	$.71
Hypothetical-C		$1,000.00	$1,024.50	$.71
Service Class	.24%
Actual		$1,000.00	$1,021.20	$1.22
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Service Class 2.39%
Actual		$1,000.00	$1,021.40	$1.99
Hypothetical-C		$1,000.00	$1,023.24	$1.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2019, $201,439, or, if subsequently determined to be different, the net capital gain of such year.

A total of 32.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Bond Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts.  At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company.The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Bond Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class in operation in 2018 ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14%; Service Class: 0.24%; and Service Class 2: 0.39%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

VUSB-ANN-0220
1.9887310.101

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager Growth Portfolio, VIP Asset Manager Portfolio, VIP Bond Index Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio and VIP Investment Grade Bond Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$42,000	$100	$5,300	$900
VIP Asset Manager Portfolio	$44,000	$100	$7,700	$1,000
VIP Bond Index Portfolio	$71,000	$100	$6,600	$1,600
VIP Freedom 2005 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2010 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2015 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2020 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2025 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2030 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2035 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2040 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2045 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2050 Portfolio	$20,000	$-	$5,000	$500
VIP Freedom 2055 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom 2060 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom 2065 Portfolio	$17,000	$-	$5,000	$300
VIP Freedom Income Portfolio	$20,000	$-	$5,000	$500
VIP Freedom Lifetime Income I Portfolio	$18,000	$-	$5,000	$500
VIP Freedom Lifetime Income II Portfolio	$18,000	$-	$5,000	$500
VIP Freedom Lifetime Income III Portfolio	$18,000	$-	$5,000	$500
VIP Investment Grade Bond Portfolio	$40,000	$100	$6,500	$1,000

December 31, 2018 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$40,000	$100	$5,300	$1,100
VIP Asset Manager Portfolio	$42,000	$100	$7,700	$1,200
VIP Bond Index Portfolio	$62,000	$100	$6,100	$1,200
VIP Freedom 2005 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2010 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2015 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2020 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2025 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2030 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2035 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2040 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2045 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2050 Portfolio	$20,000	$-	$5,000	$600
VIP Freedom 2055 Portfolio	$-	$-	$-	$-
VIP Freedom 2060 Portfolio	$-	$-	$-	$-
VIP Freedom 2065 Portfolio	$-	$-	$-	$-
VIP Freedom Income Portfolio	$20,000	$-	$5,000	$600
VIP Freedom Lifetime Income I Portfolio	$17,000	$-	$5,000	$600
VIP Freedom Lifetime Income II Portfolio	$17,000	$-	$5,000	$600
VIP Freedom Lifetime Income III Portfolio	$17,000	$-	$5,000	$600
VIP Investment Grade Bond Portfolio	$40,000	$100	$6,500	$1,200

A Amounts may reflect rounding.

B VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio commenced operations on April 11, 2019.

C VIP Bond Index Portfolio commenced operations on April 19, 2018.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio,

VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 50% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 60% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 70% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP FundsManager 85% Portfolio	$31,000	$2,400	$2,600	$1,300
VIP Investor Freedom 2005 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2010 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2015 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2020 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2025 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom 2030 Portfolio	$19,000	$1,700	$2,800	$900
VIP Investor Freedom Income Portfolio	$19,000	$1,700	$2,800	$900
VIP Strategic Income Portfolio	$96,000	$7,600	$3,500	$4,300
VIP Target Volatility Portfolio	$30,000	$2,500	$3,000	$1,400

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$29,000	$2,500	$2,600	$1,500
VIP FundsManager 50% Portfolio	$29,000	$2,500	$2,600	$1,500
VIP FundsManager 60% Portfolio	$29,000	$2,500	$2,600	$1,500
VIP FundsManager 70% Portfolio	$29,000	$2,500	$2,600	$1,500
VIP FundsManager 85% Portfolio	$29,000	$2,500	$2,600	$1,500
VIP Investor Freedom 2005 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom 2010 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom 2015 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom 2020 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom 2025 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom 2030 Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Investor Freedom Income Portfolio	$19,000	$1,700	$2,800	$1,000
VIP Strategic Income Portfolio	$99,000	$8,200	$3,500	$4,700
VIP Target Volatility Portfolio	$30,000	$2,700	$3,000	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2019A,B	December 31, 2018A,B,C
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio’s commencement of operations.

C May include amounts billed prior to the VIP Bond Index Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$7,705,000	$7,930,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A,B	December 31, 2018A,B,C
Deloitte Entities	$700,000	$590,000
PwC	$12,445,000	$11,220,000

A Amounts may reflect rounding.

B May include amounts billed prior to the VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio’s commencement of operations.

C May include amounts billed prior to the VIP Bond Index Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 20, 2020